UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-5897
RiverSource Market Advantage Series, Inc.
(Exact name of registrant as specified in charter)
50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
(Address of principal executive offices) (Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474
(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: January 31
Date of reporting period: January 31, 2011

Item 1. Reports to Stockholders.
Annual Report

Annual Report

Columbia Portfolio Builder Series

Annual Report for the Period Ended January 31, 2011

This annual report describes six funds, each of which invests in other Funds. The objective of each Fund is the highest level of total return that is consistent with an acceptable level of risk.

>	Columbia Portfolio Builder Conservative Fund

>	Columbia Portfolio Builder Moderate Conservative Fund

>	Columbia Portfolio Builder Moderate Fund

>	Columbia Portfolio Builder Moderate Aggressive Fund

>	Columbia Portfolio Builder Aggressive Fund

>	Columbia Portfolio Builder Total Equity Fund

 Not FDIC insured - No bank guarantee - May lose value

Your Fund at a Glance
Columbia Portfolio Builder Conservative Fund	2
Columbia Portfolio Builder Moderate Conservative Fund	4
Columbia Portfolio Builder Moderate Fund	6
Columbia Portfolio Builder Moderate Aggressive Fund	8
Columbia Portfolio Builder Aggressive Fund	10
Columbia Portfolio Builder Total Equity Fund	12
Manager Commentary	14
The Fund’s Long-term Performance	18
Investment Changes	30
Fund Expenses Examples	42
Investments in Affiliated Funds	49
Statements of Assets and Liabilities	61
Statements of Operations	63
Statements of Changes in Net Assets	65
Financial Highlights	71
Notes to Financial Statements	88
Report of Independent Registered Public Accounting Firm	99
Federal Income Tax Information	100
Board Members and Officers	102
Proxy Voting	105
Approval of Investment Management Services Agreement	105
Results of Meetings of Shareholders	106

In September 2010, the Board of Directors of Columbia Portfolio Builder Total Equity Fund (the “Fund”) approved a proposal to merge the Fund with and into Columbia LifeGoal® Growth Portfolio. The merger is expected to be a tax-free reorganization for U.S. federal income tax purposes. More information about the Columbia LifeGoal® Growth Portfolio and the definitive terms of the merger is included in proxy materials mailed to shareholders who owned shares of the Fund on December 17, 2010. The proposal was approved at a special meeting of shareholders held on February 15, 2011, and the merger is expected to take place before the end of the second quarter of 2011. For more information, see “Results of Meetings of Shareholders.”

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT  1

Your Fund at a Glance
Columbia Portfolio Builder Conservative Fund

FUND SUMMARY

>	Columbia Portfolio Builder Conservative Fund (the Fund) Class A shares rose 9.47% (excluding sales charge) for the 12 months ended January 31, 2011.

>	The Fund’s bond benchmark, the Barclays Capital U.S. Aggregate Bond Index, rose 5.06% for the period.

>	The Fund’s domestic equity benchmark, the Russell 3000® Index, gained 23.95% for the period.

>	The Fund outperformed its Blended Index, composed of 70% Barclays Capital U.S. Aggregate Bond Index, 14% Russell 3000® Index, 10% Citigroup 3-Month U.S. Treasury Bill Index and 6% MSCI EAFE Index, which gained 8.02% for the same time frame.

>	The Citigroup 3-Month U.S. Treasury Bill Index advanced 0.14% for the same period.

>	The Morgan Stanley Capital International (MSCI) EAFE Index increased 15.87% during the same 12-month period.

ANNUALIZED TOTAL RETURNS (for period ended January 31, 2011)

Since
inception
	1 year	3 years	5 years	3/4/04
Columbia Portfolio Builder Conservative Fund Class A (excluding sales charge)	+9.47%	+3.87%	+4.50%	+4.49%

Barclays Capital U.S. Aggregate Bond Index (unmanaged)	+5.06%	+5.36%	+5.82%	+4.92%

Russell 3000® Index (unmanaged)	+23.95%	+0.77%	+2.51%	+4.20%

Blended Index (unmanaged)	+8.02%	+4.18%	+5.05%	+4.83%

Citigroup 3-Month U.S. Treasury Bill Index (unmanaged)	+0.14%	+0.60%	+2.23%	+2.25%

MSCI EAFE Index (unmanaged)	+15.87%	-2.72%	+2.20%	+6.70%

(See “The Fund’s Long-term Performance” for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 4.75% sales charge applicable to Class A shares of Columbia Portfolio Builder Conservative Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.

2  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT

Columbia Portfolio Builder Conservative Fund

AVERAGE ANNUAL TOTAL RETURNS

at January 31, 2011
Since
Without sales charge	1 year	3 years	5 years	inception
Class A (inception 3/4/04)	+9.47%	+3.87%	+4.50%	+4.49%

Class B (inception 3/4/04)	+8.64%	+3.08%	+3.70%	+3.69%

Class C (inception 3/4/04)	+8.63%	+3.08%	+3.69%	+3.69%

Class R (inception 9/27/10)	N/A	N/A	N/A	+3.03%*

Class R4 (inception 3/4/04)	+9.49%	+4.05%	+4.69%	+4.67%

Class Z (inception 9/27/10)	N/A	N/A	N/A	+3.15%*

With sales charge
Class A (inception 3/4/04)	+4.27%	+2.19%	+3.48%	+3.75%

Class B (inception 3/4/04)	+3.64%	+2.13%	+3.35%	+3.69%

Class C (inception 3/4/04)	+7.63%	+3.08%	+3.69%	+3.69%

The “Without sales charge” returns for Class A, Class B and Class C shares do not include applicable initial or contingent deferred sales charges. If included, returns would be lower than those shown. The “With sales charge” returns for Class A, Class B and Class C shares include: the maximum initial sales charge of 4.75%for Class A shares; the applicable contingent deferred sales charge (CDSC) for Class B shares (applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter); and a 1% CDSC for Class C shares sold within one year after purchase. Class R, Class R4, and Class Z shares are not subject to sales charges and have limited eligibility. See the Fund’s prospectus for details.

*	Not annualized.

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT  3

Your Fund at a Glance
Columbia Portfolio Builder Moderate Conservative Fund

FUND SUMMARY

>	Columbia Portfolio Builder Moderate Conservative Fund (the Fund) Class A shares gained 13.38% (excluding sales charge) for the 12 months ended January 31, 2011.

>	The Fund’s bond benchmark, the Barclays Capital U.S. Aggregate Bond Index, rose 5.06% for the period.

>	The Fund’s domestic equity benchmark, the Russell 3000® Index, gained 23.95% for the period.

>	The Fund outperformed its Blended Index, composed of 60% Barclays Capital U.S. Aggregate Bond Index, 25% Russell 3000® Index, 10% MSCI EAFE Index and 5% Citigroup 3-Month U.S. Treasury Bill Index, which increased 10.87% for the same time frame.

>	The Morgan Stanley Capital International (MSCI) EAFE Index increased 15.87% during the same 12-month period.

>	The Citigroup 3-Month U.S. Treasury Bill Index advanced 0.14% for the same period.

ANNUALIZED TOTAL RETURNS (for period ended January 31, 2011)

Since
inception
	1 year	3 years	5 years	3/4/04
Columbia Portfolio Builder Moderate Conservative Fund Class A (excluding sales charge)	+13.38%	+4.03%	+4.74%	+5.17%

Barclays Capital U.S. Aggregate Bond Index (unmanaged)	+5.06%	+5.36%	+5.82%	+4.92%

Russell 3000® Index (unmanaged)	+23.95%	+0.77%	+2.51%	+4.20%

Blended Index (unmanaged)	+10.87%	+3.78%	+4.83%	+5.02%

MSCI EAFE Index (unmanaged)	+15.87%	-2.72%	+2.20%	+6.70%

Citigroup 3-Month U.S. Treasury Bill Index (unmanaged)	+0.14%	+0.60%	+2.23%	+2.25%

(See “The Fund’s Long-term Performance” for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 4.75% sales charge applicable to Class A shares of Columbia Portfolio Builder Moderate Conservative Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.

4  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT

Columbia Portfolio Builder Moderate Conservative Fund

AVERAGE ANNUAL TOTAL RETURNS

at January 31, 2011
Since
Without sales charge	1 year	3 years	5 years	inception
Class A (inception 3/4/04)	+13.38%	+4.03%	+4.74%	+5.17%

Class B (inception 3/4/04)	+12.43%	+3.21%	+3.93%	+4.37%

Class C (inception 3/4/04)	+12.41%	+3.23%	+3.95%	+4.38%

Class R (inception 9/27/10)	N/A	N/A	N/A	+5.35%*

Class R4 (inception 3/4/04)	+13.34%	+4.21%	+4.93%	+5.37%

Class Z (inception 9/27/10)	N/A	N/A	N/A	+5.58%*

With sales charge
Class A (inception 3/4/04)	+8.00%	+2.35%	+3.72%	+4.43%

Class B (inception 3/4/04)	+7.43%	+2.26%	+3.59%	+4.37%

Class C (inception 3/4/04)	+11.41%	+3.23%	+3.95%	+4.38%

The “Without sales charge” returns for Class A, Class B and Class C shares do not include applicable initial or contingent deferred sales charges. If included, returns would be lower than those shown. The “With sales charge” returns for Class A, Class B and Class C shares include: the maximum initial sales charge of 4.75%for Class A shares; the applicable contingent deferred sales charge (CDSC) for Class B shares (applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter); and a 1% CDSC for Class C shares sold within one year after purchase. Class R, Class R4, and Class Z shares are not subject to sales charges and have limited eligibility. See the Fund’s prospectus for details.

*	Not annualized.

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT  5

Your Fund at a Glance
Columbia Portfolio Builder Moderate Fund

FUND SUMMARY

>	Columbia Portfolio Builder Moderate Fund (the Fund) Class A shares rose 16.23% (excluding sales charge) for the 12 months ended January 31, 2011.

>	The Fund’s bond benchmark, the Barclays Capital U.S. Aggregate Bond Index, rose 5.06% for the period.

>	The Fund’s domestic equity benchmark, the Russell 3000® Index, gained 23.95% for the period.

>	The Fund outperformed its Blended Index, composed of 50% Barclays Capital U.S. Aggregate Bond Index, 35% Russell 3000® Index and 15% MSCI EAFE Index, which gained 13.62% for the same time frame.

>	The Morgan Stanley Capital International (MSCI) EAFE Index increased 15.87% during the same 12-month period.

ANNUALIZED TOTAL RETURNS (for period ended January 31, 2011)

Since
inception
	1 year	3 years	5 years	3/4/04
Columbia Portfolio Builder Moderate Fund Class A (excluding sales charge)	+16.23%	+3.62%	+4.56%	+5.55%

Barclays Capital U.S. Aggregate Bond Index (unmanaged)	+5.06%	+5.36%	+5.82%	+4.92%

Russell 3000® Index (unmanaged)	+23.95%	+0.77%	+2.51%	+4.20%

Blended Index (unmanaged)	+13.62%	+3.22%	+4.51%	+5.14%

MSCI EAFE Index (unmanaged)	+15.87%	-2.72%	+2.20%	+6.70%

(See “The Fund’s Long-term Performance” for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 5.75% sales charge applicable to Class A shares of all other Columbia Portfolio Builder Moderate Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.

6  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT

Columbia Portfolio Builder Moderate Fund

AVERAGE ANNUAL TOTAL RETURNS

at January 31, 2011
Since
Without sales charge	1 year	3 years	5 years	inception
Class A (inception 3/4/04)	+16.23%	+3.62%	+4.56%	+5.55%

Class B (inception 3/4/04)	+15.43%	+2.84%	+3.77%	+4.74%

Class C (inception 3/4/04)	+15.40%	+2.86%	+3.77%	+4.75%

Class R (inception 9/27/10)	N/A	N/A	N/A	+7.06%*

Class R4 (inception 3/4/04)	+16.38%	+3.85%	+4.80%	+5.78%

Class Z (inception 9/27/10)	N/A	N/A	N/A	+7.31%*

With sales charge
Class A (inception 3/4/04)	+9.55%	+1.59%	+3.32%	+4.65%

Class B (inception 3/4/04)	+10.43%	+1.89%	+3.43%	+4.74%

Class C (inception 3/4/04)	+14.40%	+2.86%	+3.77%	+4.75%

The “Without sales charge” returns for Class A, Class B and Class C shares do not include applicable initial or contingent deferred sales charges. If included, returns would be lower than those shown. The “With sales charge” returns for Class A, Class B and Class C shares include: the maximum initial sales charge of 5.75% for Class A shares; the applicable contingent deferred sales charge (CDSC) for Class B shares (applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter); and a 1% CDSC for Class C shares sold within one year after purchase. Class R, Class R4 and Class Z shares are not subject to sales charges and have limited eligibility. See the Fund’s prospectus for details.

*	Not annualized.

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT  7

Your Fund at a Glance
Columbia Portfolio Builder Moderate Aggressive Fund

FUND SUMMARY

>	Columbia Portfolio Builder Moderate Aggressive Fund (the Fund) Class A shares increased 18.80% (excluding sales charge) for the 12 months ended January 31, 2011.

>	The Fund’s domestic equity benchmark, the Russell 3000® Index, gained 23.95% for the period.

>	The Fund’s bond benchmark, the Barclays Capital U.S. Aggregate Bond Index, rose 5.06% for the period.

>	The Fund outperformed its Blended Index, composed of 35% Barclays Capital U.S. Aggregate Bond Index, 46% Russell 3000® Index and 19% MSCI EAFE Index, which gained 16.13% for the same time frame.

>	The Morgan Stanley Capital International (MSCI) EAFE Index increased 15.87% during the same 12-month period.

ANNUALIZED TOTAL RETURNS (for period ended January 31, 2011)

Since
inception
	1 year	3 years	5 years	3/4/04
Columbia Portfolio Builder Moderate Aggressive Fund Class A (excluding sales charge)	+18.80%	+2.48%	+3.83%	+5.30%

Russell 3000® Index (unmanaged)	+23.95%	+0.77%	+2.51%	+4.20%

Barclays Capital U.S. Aggregate Bond Index (unmanaged)	+5.06%	+5.36%	+5.82%	+4.92%

Blended Index (unmanaged)	+16.13%	+2.34%	+3.96%	+5.06%

MSCI EAFE Index (unmanaged)	+15.87%	-2.72%	+2.20%	+6.70%

(See “The Fund’s Long-term Performance” for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 5.75% sales charge applicable to Class A shares of all other Columbia Portfolio Builder Moderate Aggressive Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.

8  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT

Columbia Portfolio Builder Moderate Aggressive Fund

AVERAGE ANNUAL TOTAL RETURNS

at January 31, 2011
Since
Without sales charge	1 year	3 years	5 years	inception
Class A (inception 3/4/04)	+18.80%	+2.48%	+3.83%	+5.30%

Class B (inception 3/4/04)	+17.86%	+1.70%	+3.04%	+4.50%

Class C (inception 3/4/04)	+17.97%	+1.69%	+3.05%	+4.51%

Class R (inception 9/27/10)	N/A	N/A	N/A	+9.05%*

Class R4 (inception 3/4/04)	+18.92%	+2.67%	+4.06%	+5.53%

Class Z (inception 9/27/10)	N/A	N/A	N/A	+9.19%*

With sales charge
Class A (inception 3/4/04)	+11.97%	+0.47%	+2.61%	+4.40%

Class B (inception 3/4/04)	+12.86%	+0.72%	+2.71%	+4.50%

Class C (inception 3/4/04)	+16.97%	+1.69%	+3.05%	+4.51%

The “Without sales charge” returns for Class A, Class B and Class C shares do not include applicable initial or contingent deferred sales charges. If included, returns would be lower than those shown. The “With sales charge” returns for Class A, Class B and Class C shares include: the maximum initial sales charge of 5.75% for Class A shares; the applicable contingent deferred sales charge (CDSC) for Class B shares (applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter); and a 1% CDSC for Class C shares sold within one year after purchase. Class R, Class R4 and Class Z shares are not subject to sales charges and have limited eligibility. See the Fund’s prospectus for details.

*	Not annualized.

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT  9

Your Fund at a Glance
Columbia Portfolio Builder Aggressive Fund

FUND SUMMARY

>	Columbia Portfolio Builder Aggressive Fund (the Fund) Class A shares rose 21.22% (excluding sales charge) for the 12 months ended January 31, 2011.

>	The Fund’s domestic equity benchmark, the Russell 3000® Index, gained 23.95% for the period.

>	The Fund’s bond benchmark, the Barclays Capital U.S. Aggregate Bond Index, rose 5.06% for the period.

>	The Fund outperformed its Blended Index, composed of 20% Barclays Capital U.S. Aggregate Bond Index, 56% Russell 3000® Index and 24% MSCI EAFE Index, which gained 18.50% for the same time frame.

>	The Morgan Stanley Capital International (MSCI) EAFE Index increased 15.87% during the same 12-month period.

ANNUALIZED TOTAL RETURNS (for period ended January 31, 2011)

Since
inception
	1 year	3 years	5 years	3/4/04
Columbia Portfolio Builder Aggressive Fund Class A (excluding sales charge)	+21.22%	+1.31%	+3.02%	+5.02%

Russell 3000® Index (unmanaged)	+23.95%	+0.77%	+2.51%	+4.20%

Barclays Capital U.S. Aggregate Bond Index (unmanaged)	+5.06%	+5.36%	+5.82%	+4.92%

Blended Index (unmanaged)	+18.50%	+1.33%	+3.30%	+4.91%

MSCI EAFE Index (unmanaged)	+15.87%	-2.72%	+2.20%	+6.70%

(See “The Fund’s Long-term Performance” for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 5.75% sales charge applicable to Class A shares of all other Columbia Portfolio Builder Aggressive Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.

10  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT

Columbia Portfolio Builder Aggressive Fund

AVERAGE ANNUAL TOTAL RETURNS

at January 31, 2011
Since
Without sales charge	1 year	3 years	5 years	inception
Class A (inception 3/4/04)	+21.22%	+1.31%	+3.02%	+5.02%

Class B (inception 3/4/04)	+20.46%	+0.56%	+2.24%	+4.22%

Class C (inception 3/4/04)	+20.45%	+0.58%	+2.24%	+4.21%

Class R (inception 9/27/10)	N/A	N/A	N/A	+10.87%*

Class R4 (inception 3/4/04)	+21.46%	+1.61%	+3.26%	+5.24%

Class Z (inception 9/27/10)	N/A	N/A	N/A	+11.11%*

With sales charge
Class A (inception 3/4/04)	+14.24%	-0.67%	+1.81%	+4.12%

Class B (inception 3/4/04)	+15.46%	-0.42%	+1.91%	+4.22%

Class C (inception 3/4/04)	+19.45%	+0.58%	+2.24%	+4.21%

The “Without sales charge” returns for Class A, Class B and Class C shares do not include applicable initial or contingent deferred sales charges. If included, returns would be lower than those shown. The “With sales charge” returns for Class A, Class B and Class C shares include: the maximum initial sales charge of 5.75% for Class A shares; the applicable contingent deferred sales charge (CDSC) for Class B shares (applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter); and a 1% CDSC for Class C shares sold within one year after purchase. Class R, Class R4 and Class Z shares are not subject to sales charges and have limited eligibility. See the Fund’s prospectus for details.

*	Not annualized.

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT  11

Your Fund at a Glance
Columbia Portfolio Builder Total Equity Fund

FUND SUMMARY

>	Columbia Portfolio Builder Total Equity Fund (the Fund) Class A shares gained 24.15% (excluding sales charge) for the 12 months ended January 31, 2011.

>	The Fund’s domestic equity benchmark, the Russell 3000® Index, rose 23.95% for the period.

>	The Fund outperformed its Blended Index, composed of 70% Russell 3000® Index and 30% MSCI EAFE Index, which rose 21.61% for the period.

>	The Morgan Stanley Capital International (MSCI) EAFE Index increased 15.87% during the same 12-month period.

ANNUALIZED TOTAL RETURNS (for period ended January 31, 2011)

				Since
				inception
	1 year	3 years	5 years	3/4/04
Columbia Portfolio Builder Total Equity Fund Class A (excluding sales charge)	+24.15%	+0.08%	+2.11%	+4.70%

Russell 3000® Index (unmanaged)	+23.95%	+0.77%	+2.51%	+4.20%

Blended Index (unmanaged)	+21.61%	-0.18%	+2.31%	+4.61%

MSCI EAFE Index (unmanaged)	+15.87%	-2.72%	+2.20%	+6.70%

(See “The Fund’s Long-term Performance” for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 5.75% sales charge applicable to Class A shares of all other Columbia Portfolio Builder Total Equity Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.

12  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT

Columbia Portfolio Builder Total Equity Fund

AVERAGE ANNUAL TOTAL RETURNS

at January 31, 2011
				Since
Without sales charge	1 year	3 years	5 years	inception
Class A (inception 3/4/04)	+24.15%	+0.08%	+2.11%	+4.70%

Class B (inception 3/4/04)	+23.09%	-0.69%	+1.32%	+3.89%

Class C (inception 3/4/04)	+23.20%	-0.67%	+1.34%	+3.90%

Class R4 (inception 3/4/04)	+24.25%	+0.34%	+2.36%	+4.94%

With sales charge
Class A (inception 3/4/04)	+17.01%	-1.87%	+0.91%	+3.81%

Class B (inception 3/4/04)	+18.09%	-1.67%	+1.00%	+3.89%

Class C (inception 3/4/04)	+22.20%	-0.67%	+1.34%	+3.90%

The “Without sales charge” returns for Class A, Class B and Class C shares do not include applicable initial or contingent deferred sales charges. If included, returns would be lower than those shown. The “With sales charge” returns for Class A, Class B and Class C shares include: the maximum initial sales charge of 5.75% for Class A shares; the applicable contingent deferred sales charge (CDSC) for Class B shares (applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter); and a 1% CDSC for Class C shares sold within one year after purchase. Class R4 shares are not subject to sales charges and have limited eligibility. See the Fund’s prospectus for details.

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT  13

Manager Commentary

Effective May 1, 2010, Anwiti Bahugana, Colin Moore, Kent Peterson and Marie Schofield joined Kent Bergene and David Joy as portfolio managers of the RiverSource Portfolio Builder Series. Effective September 27, 2010, the RiverSource Portfolio Builder Series was re-named the Columbia Portfolio Builder Series.

Dear Shareholder,

Each of the six Funds in the Columbia Portfolio Builder Series (“the Funds” or “each Fund”) outperformed its respective blended benchmark for the 12-month period ended January 31, 2011, as shown in the tables on pages 2 to 13. During the same time frame, the Funds’ domestic equity benchmark, the Russell 3000® Index, gained 23.95%, while the Funds’ bond benchmark (as applicable), the Barclays Capital U.S. Aggregate Bond Index, rose 5.06%. The Funds’ international equity benchmark, the Morgan Stanley Capital International (MSCI) EAFE Index, increased 15.87%, while the Citigroup 3-Month U.S. Treasury Bill Index advanced 0.14% for the period.

Performance measures
Each Fund has a Blended Index benchmark as described below.

•	Columbia Portfolio Builder Conservative Fund – 70% Barclays Capital U.S. Aggregate Bond Index, 14% Russell 3000® Index, 6% MSCI EAFE Index and 10% Citigroup 3-Month U.S. Treasury Bill Index.

•	Columbia Portfolio Builder Moderate Conservative Fund – 60% Barclays Capital U.S. Aggregate Bond Index, 25% Russell 3000® Index, 10% MSCI EAFE Index and 5% Citigroup 3-Month U.S. Treasury Bill Index.

•	Columbia Portfolio Builder Moderate Fund – 50% Barclays Capital U.S. Aggregate Bond Index, 35% Russell 3000® Index and 15% MSCI EAFE Index.

•	Columbia Portfolio Builder Moderate Aggressive Fund – 35% Barclays Capital U.S. Aggregate Bond Index, 46% Russell 3000® Index and 19% MSCI EAFE Index.

•	Columbia Portfolio Builder Aggressive Fund – 20% Barclays Capital U.S. Aggregate Bond Index, 56% Russell 3000® Index and 24% MSCI EAFE Index.

•	Columbia Portfolio Builder Total Equity Fund – 70% Russell 3000® Index and 30% MSCI EAFE Index.

Significant performance factors
Equities: As the global economic outlook improved, the annual period ended January 31, 2011 proved to be a solid one though marked by rather significant fluctuation in investor sentiment. Early in the annual period, the U.S. equity markets advanced rather steadily, supported primarily by improving news around the economic recovery and strong corporate earnings overall. Then, in late April/early May, investors became somewhat skeptical of the sustainability of the recovery, and concerns regarding macroeconomic conditions, including unemployment and the housing market, heightened. Further, worries about the sovereign debt crises in Greece and peripheral Europe, fears of government policy tightening in China that might start to cool economic growth there, and announcements regarding U.S. financial regulation reform combined to renew concerns about global economic growth. In turn, the shift in investor sentiment led to weakness in the U.S. equity markets through the end of June. While volatility remained high during the second half of the fiscal year, increasing realization that the Federal Reserve Board (the Fed) would take action via further quantitative easing measures, together with data indicating a re-acceleration of the U.S. economy and a soft landing for the Chinese economy at a rather high level of GDP growth, quelled concerns about global demand. Favorable valuations, better-than-expected corporate earnings, increased merger and acquisition activity, improved consumer spending, and heightened confidence that 2011 will be a much better year for the economy and for stocks, in our view, further drove a U.S. equity market rally that began in late August and continued through January. The Russell 3000® Index, a broad proxy for the U.S. equity markets, was up 23.95% for the annual period as a whole. Leading the way in the U.S. equity market were the energy, materials and industrials sectors overall.

The international equity markets also delivered decent returns during the annual period but did not match the rather stout gains registered by the U.S. equity markets. The MSCI EAFE Index, a gauge for international developed market equities, advanced 15.87% (in U.S. dollar terms) for the annual period, although notable weakness from

14  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT

Spain was a significant detractor from performance during the last several months of the fiscal year. The best performing market within the MSCI EAFE Index was Germany.

For each Fund, an overweighted allocation to equities proved beneficial to investment results, as stocks outpaced bonds by a sizable margin during the annual period. Within the equity allocation, several of the underlying funds that focus on the large-cap value segment of the U.S. equity market and on international developed market equities outperformed their respective benchmark indices, adding value during the annual period. A dedicated allocation to infrastructure-related equities, including overweights in cyclical areas such as materials, industrials and select information technology stocks, proved particularly beneficial to the Funds’ relative returns. The Funds were also prudently underweighted international developed market equities, as this market segment underperformed U.S. equities. Conversely, several of the underlying funds that focus on U.S. small-cap and mid-cap equities lagged their respective benchmark indices, thus detracting from the Fund’s relative results during the annual period.

Fixed Income: Within the fixed income market, performance was mixed, with the Barclays Capital U.S. Aggregate Bond Index, a broad market benchmark for domestic fixed income returns, posting a total return of 5.06% for the annual period. Lower quality non-Treasury sectors outperformed higher quality bonds. More specifically, high yield corporate bonds and convertible bonds both generated double-digit gains. Government-issued debt, including U.S. Treasuries, produced lower single-digit returns.

Against this backdrop of mixed results, most underlying funds focusing on the credit markets outperformed the Barclays Capital U.S. Aggregate Bond Index during the annual period, thus contributing positively to the Funds’ relative results. In particular, underlying funds focusing on high quality short-duration corporate bonds and higher quality below investment grade corporate bonds contributed favorably to the Funds’ results. Exposure to commercial mortgage-backed securities and international high yield bonds, which performed well, also boosted the Funds’ returns. On the other hand, having an underweighted allocation to lower quality U.S. high yield corporate bonds detracted from the Funds’ relative results, as this was one of the better performing segments of the market during the annual period. Also, Treasury Inflation Protected Securities (TIPS) suffered rather weak relative performance and thus exposure to this market segment detracted.

Alternative Assets: The Funds held no position in Columbia Absolute Return Currency and Income Fund during the annual period. It was our view that more attractive opportunities existed in other areas of the investable universe.

Changes to the Funds’ portfolios
Early in the annual period, we reduced the Funds’ exposure to international developed market equities and correspondingly increased the Funds’ weighting in U.S. equities. Also, early in the annual period, we slightly increased the Funds’ allocation to U.S. high yield corporate bonds. Late in the annual period, we established a new position in convertible securities via an underlying fund in five of the six Funds. Other than these, no major changes were made to the Funds’ portfolios during the annual period.

Our future strategy
Generally speaking, prospects for continued economic growth at the end of January 2011 suggested another good fiscal year ahead is possible, especially for U.S. and select emerging market equities, corporate debt and convertible securities.

Generally speaking, prospects for continued economic growth at the end of January 2011 suggested another good fiscal year is possible, especially for U.S. and select emerging market equities, corporate debt and convertible securities.

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT  15

Manager Commentary (continued)

At the end of the annual period, we were attracted to three areas in particular within the equity market. First, we found a number of opportunities among dividend-paying companies. High quality dividend-paying large-cap stocks have been trading at attractive valuations and offer some income generation. Second, we liked companies that are growth-oriented by definition but that are experiencing growth in areas of the market where there is a scarcity of growth overall. Among these may be U.S. mid-cap and small-cap companies where strong free cash flow yields persist and where increased merger and acquisition activity could benefit their stocks. Third, we favored emerging market equities benefiting from many of the trends driving growth across the developing world. We especially retained our enthusiasm among emerging market equities for consumer stocks, including luxury goods names, which stand to benefit from rising living standards. Also, as in the U.S., cash coffers among many emerging market companies are full, which bodes well for an increase in capital spending, an area that had been somewhat depressed as countries came out of recession.

On the fixed income side, we generally viewed U.S. Treasury securities as a sector to avoid given their potential, or lack thereof, for offering attractive risk-adjusted returns over the near term. We expect U.S. Treasury yields to modestly increase from end-of-January levels in the months ahead. It is our expectation that economic recovery persists, albeit at a subdued pace by historical standards. If this scenario materializes, fixed income investors could be at some risk of loss should yields rise. On the other hand, we believe we are continuing to find good value in the investment grade and high yield corporate bond markets, where the yield differentials to duration-equivalent U.S. Treasuries have continued to narrow and where credit quality has continued to improve. While technically a hybrid sector — or a mix of fixed income and equities, we also continued to find attractive opportunities among convertible securities at the end of the annual period. Competitive yields and supply/demand imbalances could also lead to relatively strong tax-exempt bond performance some time in 2011. While the Funds do not maintain a direct allocation to tax-exempt bonds, some underlying funds focused on taxable bond sectors have taken a tactical position in select high quality tax-exempt issues based on their belief that there are opportunities to capitalize on certain market inefficiencies and price anomalies.

We currently intend to determine target allocations for the Funds for the near term based on these views.

Anwiti Bahuguna Portfolio Manager	Kent Bergene Portfolio Manager	David Joy Portfolio Manager

Colin Moore Portfolio Manager	Kent Peterson Portfolio Manager	Marie Schofield Portfolio Manager

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Columbia Management Investment Advisers, LLC (the Investment Manager) or any subadviser to the Fund or any other person in the Investment Manager or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and the Investment Manager disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fund.

16  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT

Columbia Portfolio Builder Series
How each fund seeks four levels of asset allocation and diversification

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT  17

The Fund’s Long-term Performance

Columbia Portfolio Builder Conservative Fund

The chart on the facing page illustrates the total value of an assumed $10,000 investment in Columbia Portfolio Builder Conservative Fund Class A shares (from 3/4/04 to 1/31/11) as compared to the performance of the Barclays Capital U.S. Aggregate Bond Index and the Russell® 3000 Index, as well as a Blended Index, consisting of the Barclays Capital U.S. Aggregate Bond Index, Russell 3000 Index, Citigroup 3-Month Treasury Bill Index and MSCI EAFE Index. In comparing the Fund’s Class A shares to these indices, you should take into account the fact that the Fund’s performance reflects the maximum initial sales charge of 4.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distributions paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting columbiamanagement.com. Also see “Past Performance” in the Fund’s current prospectus.

COMPARATIVE RESULTS

Results at January 31, 2011
				Since
				inception
	1 year	3 years	5 years	3/4/04
Columbia Portfolio Builder Conservative Fund (includes sales charge)
Class A Cumulative value of $10,000	$10,427	$10,673	$11,082	$12,902

Average annual total return	+4.27%	+2.19%	+3.48%	+3.75%

Barclays Capital U.S. Aggregate Bond Index(1)
Cumulative value of $10,000	$10,506	$11,695	$11,850	$13,800

Average annual total return	+5.06%	+5.36%	+5.82%	+4.92%

Russell 3000 Index(2)
Cumulative value of $10,000	$12,395	$10,234	$10,771	$13,293

Average annual total return	+23.95%	+0.77%	+2.51%	+4.20%

Blended Index(3)
Cumulative value of $10,000	$10,802	$11,308	$11,592	$13,852

Average annual total return	+8.02%	+4.18%	+5.05%	+4.83%

Citigroup 3-Month U.S. Treasury Bill Index(4)
Cumulative value of $10,000	$10,014	$10,181	$10,684	$11,666

Average annual total return	+0.14%	+0.60%	+2.23%	+2.25%

MSCI EAFE Index(5)
Cumulative value of $10,000	$11,587	$9,205	$10,673	$15,656

Average annual total return	+15.87%	-2.72%	+2.20%	+6.70%

Results for other share classes can be found on page 3.

18  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT

(1)	The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(2)	The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(3)	The Portfolio Builder Conservative Fund Blended Index consists of 70% Barclays Capital U.S. Aggregate Bond Index, 14% Russell 3000 Index, 10% Citigroup 3-Month U.S. Treasury Bill Index and 6% MSCI EAFE Index. The Citigroup 3-Month U.S. Treasury Bill Index and the MSCI EAFE Index are shown in the table because they are separate components of the Blended Index.

(4)	The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury Bills.

(5)	The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

The indices reflect reinvestment of all distributions and changes in market prices.

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT  19

The Fund’s Long-term Performance

Columbia Portfolio Builder Moderate Conservative Fund

The chart on the facing page illustrates the total value of an assumed $10,000 investment in Columbia Portfolio Builder Moderate Conservative Fund Class A shares (from 3/4/04 to 1/31/11) as compared to the performance of the Barclays Capital U.S. Aggregate Bond Index and the Russell® 3000 Index, as well as a Blended Index, consisting of the Barclays Capital U.S. Aggregate Bond Index, Russell 3000 Index, MSCI EAFE Index and Citigroup 3-Month Treasury Bill Index. In comparing the Fund’s Class A shares to these indices, you should take into account the fact that the Fund’s performance reflects the maximum initial sales charge of 4.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distributions paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting columbiamanagement.com. Also see “Past Performance” in the Fund’s current prospectus.

COMPARATIVE RESULTS

Results at January 31, 2011
				Since
				inception
	1 year	3 years	5 years	3/4/04
Columbia Portfolio Builder Moderate Conservative Fund (includes sales charge)
Class A Cumulative value of $10,000	$10,800	$10,723	$11,158	$13,498

Average annual total return	+8.00%	+2.35%	+3.72%	+4.43%

Barclays Capital U.S. Aggregate Bond Index(1)
Cumulative value of $10,000	$10,506	$11,695	$11,850	$13,800

Average annual total return	+5.06%	+5.36%	+5.82%	+4.92%

Russell 3000 Index(2)
Cumulative value of $10,000	$12,395	$10,234	$10,771	$13,293

Average annual total return	+23.95%	+0.77%	+2.51%	+4.20%

Blended Index(3)
Cumulative value of $10,000	$11,087	$11,176	$11,521	$14,031

Average annual total return	+10.87%	+3.78%	+4.83%	+5.02%

MSCI EAFE Index(4)
Cumulative value of $10,000	$11,587	$9,205	$10,673	$15,656

Average annual total return	+15.87%	-2.72%	+2.20%	+6.70%

Citigroup 3-Month U.S. Treasury Bill Index(5)
Cumulative value of $10,000	$10,014	$10,181	$10,684	$11,666

Average annual total return	+0.14%	+0.60%	+2.23%	+2.25%

Results for other share classes can be found on page 5.

20  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT

(1)	The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(2)	The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(3)	The Portfolio Builder Moderate Conservative Fund Blended Index consists of 60% Barclays Capital U.S. Aggregate Bond Index, 25% Russell 3000 Index, 10% MSCI EAFE Index and 5% Citigroup 3-Month U.S. Treasury Bill Index. The MSCI EAFE Index and the Citigroup 3-Month U.S. Treasury Bill Index are shown in the table because they are separate components of the Blended Index.

(4)	The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

(5)	The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury Bills.

The indices reflect reinvestment of all distributions and changes in market prices.

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT  21

The Fund’s Long-term Performance

Columbia Portfolio Builder Moderate Fund

The chart on the facing page illustrates the total value of an assumed $10,000 investment in Columbia Portfolio Builder Moderate Fund Class A shares (from 3/4/04 to 1/31/11) as compared to the performance of the Barclays Capital U.S. Aggregate Bond Index and the Russell® 3000 Index, as well as a Blended Index, consisting of the Barclays Capital U.S. Aggregate Bond Index, Russell 3000 Index and MSCI EAFE Index. In comparing the Fund’s Class A shares to these indices, you should take into account the fact that the Fund’s performance reflects the maximum initial sales charge of 5.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distributions paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting columbiamanagement.com. Also see “Past Performance” in the Fund’s current prospectus.

COMPARATIVE RESULTS

Results at January 31, 2011
				Since
				inception
	1 year	3 years	5 years	3/4/04
Columbia Portfolio Builder Moderate Fund (includes sales charge)
Class A Cumulative value of $10,000	$10,955	$10,485	$11,031	$13,686

Average annual total return	+9.55%	+1.59%	+3.32%	+4.65%

Barclays Capital U.S. Aggregate Bond Index(1)
Cumulative value of $10,000	$10,506	$11,695	$11,850	$13,800

Average annual total return	+5.06%	+5.36%	+5.82%	+4.92%

Russell 3000 Index(2)
Cumulative value of $10,000	$12,395	$10,234	$10,771	$13,293

Average annual total return	+23.95%	+0.77%	+2.51%	+4.20%

Blended Index(3)
Cumulative value of $10,000	$11,362	$10,997	$11,416	$14,136

Average annual total return	+13.62%	+3.22%	+4.51%	+5.14%

MSCI EAFE Index(4)
Cumulative value of $10,000	$11,587	$9,205	$10,673	$15,656

Average annual total return	+15.87%	-2.72%	+2.20%	+6.70%

Results for other share classes can be found on page 7.

22  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT

(1)	The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(2)	The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(3)	The Portfolio Builder Moderate Fund Blended Index consists of 50% Barclays Capital U.S. Aggregate Bond Index, 35% Russell 3000 Index and 15% MSCI EAFE Index. The MSCI EAFE Index is shown in the table because it is a separate component of the Blended Index.

(4)	The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

The indices reflect reinvestment of all distributions and changes in market prices.

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT  23

The Fund’s Long-term Performance

Columbia Portfolio Builder Moderate Aggressive Fund

The chart on the facing page illustrates the total value of an assumed $10,000 investment in Columbia Portfolio Builder Moderate Aggressive Fund Class A shares (from 3/4/04 to 1/31/11) as compared to the performance of the Russell® 3000 Index and Barclays Capital U.S. Aggregate Bond Index, as well as a Blended Index, consisting of the Russell 3000 Index, Barclays Capital U.S. Aggregate Bond Index and MSCI EAFE Index. In comparing the Fund’s Class A shares to these indices, you should take into account the fact that the Fund’s performance reflects the maximum initial sales charge of 5.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distributions paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting columbiamanagement.com. Also see “Past Performance” in the Fund’s current prospectus.

COMPARATIVE RESULTS

Results at January 31, 2011
				Since
				inception
	1 year	3 years	5 years	3/4/04
Columbia Portfolio Builder Moderate Aggressive Fund (includes sales charge)
Class A Cumulative value of $10,000	$11,197	$10,143	$10,803	$13,470

Average annual total return	+11.97%	+0.47%	+2.61%	+4.40%

Russell 3000 Index(1)
Cumulative value of $10,000	$12,395	$10,234	$10,771	$13,293

Average annual total return	+23.95%	+0.77%	+2.51%	+4.20%

Barclays Capital U.S. Aggregate Bond Index(2)
Cumulative value of $10,000	$10,506	$11,695	$11,850	$13,800

Average annual total return	+5.06%	+5.36%	+5.82%	+4.92%

Blended Index(3)
Cumulative value of $10,000	$11,613	$10,720	$11,234	$14,073

Average annual total return	+16.13%	+2.34%	+3.96%	+5.06%

MSCI EAFE Index(4)
Cumulative value of $10,000	$11,587	$9,205	$10,673	$15,656

Average annual total return	+15.87%	-2.72%	+2.20%	+6.70%

Results for other share classes can be found on page 9.

24  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT

(1)	The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(2)	The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(3)	The Portfolio Builder Moderate Aggressive Fund Blended Index consists of 46% Russell 3000 Index, 35% Barclays Capital U.S. Aggregate Bond Index and 19% MSCI EAFE Index. The MSCI EAFE Index is shown in the table because it is a separate component of the Blended Index.

(4)	The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

The indices reflect reinvestment of all distributions and changes in market prices.

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT  25

The Fund’s Long-term Performance

Columbia Portfolio Builder Aggressive Fund

The chart on the facing page illustrates the total value of an assumed $10,000 investment in Columbia Portfolio Builder Aggressive Fund Class A shares (from 3/4/04 to 1/31/11) as compared to the performance of the Russell® 3000 Index and Barclays Capital U.S. Aggregate Bond Index, as well as a Blended Index, consisting of the Russell 3000 Index, MSCI EAFE Index and Barclays Capital U.S. Aggregate Bond Index. In comparing the Fund’s Class A shares to these indices, you should take into account the fact that the Fund’s performance reflects the maximum initial sales charge of 5.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distributions paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting columbiamanagement.com. Also see “Past Performance” in the Fund’s current prospectus.

COMPARATIVE RESULTS

Results at January 31, 2011
				Since
				inception
	1 year	3 years	5 years	3/4/04
Columbia Portfolio Builder Aggressive Fund (includes sales charge)
Class A Cumulative value of $10,000	$11,424	$9,801	$10,553	$13,224

Average annual total return	+14.24%	-0.67%	+1.81%	+4.12%

Russell 3000 Index(1)
Cumulative value of $10,000	$12,395	$10,234	$10,771	$13,293

Average annual total return	+23.95%	+0.77%	+2.51%	+4.20%

Barclays Capital U.S. Aggregate Bond Index(2)
Cumulative value of $10,000	$10,506	$11,695	$11,850	$13,800

Average annual total return	+5.06%	+5.36%	+5.82%	+4.92%

Blended Index(3)
Cumulative value of $10,000	$11,850	$10,403	$11,022	$13,925

Average annual total return	+18.50%	+1.33%	+3.30%	+4.91%

MSCI EAFE Index(4)
Cumulative value of $10,000	$11,587	$9,205	$10,673	$15,656

Average annual total return	+15.87%	-2.72%	+2.20%	+6.70%

Results for other share classes can be found on page 11.

26  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT

(1)	The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(2)	The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(3)	The Portfolio Builder Aggressive Fund Blended Index consists of 56% Russell 3000 Index, 24% MSCI EAFE Index and 20% Barclays Capital U.S. Aggregate Bond Index. The MSCI EAFE Index is shown in the table because it is a separate component of the Blended Index.

(4)	The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

The indices reflect reinvestment of all distributions and changes in market prices.

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT  27

The Fund’s Long-term Performance

Columbia Portfolio Builder Total Equity Fund

The chart on the facing page illustrates the total value of an assumed $10,000 investment in Columbia Portfolio Builder Total Equity Fund Class A shares (from 3/4/04 to 1/31/11) as compared to the performance of the Russell® 3000 Index, as well as a Blended Index, consisting of the Russell 3000 Index and MSCI EAFE Index. In comparing the Fund’s Class A shares to these indices, you should take into account the fact that the Fund’s performance reflects the maximum initial sales charge of 5.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distributions paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting columbiamanagement.com. Also see “Past Performance” in the Fund’s current prospectus.

COMPARATIVE RESULTS

Results at January 31, 2011
				Since
				inception
	1 year	3 years	5 years	3/4/04
Columbia Portfolio Builder Total Equity Fund (includes sales charge)
Class A Cumulative value of $10,000	$11,701	$9,449	$10,275	$12,949

Average annual total return	+17.01%	-1.87%	+0.91%	+3.81%

Russell 3000 Index(1)
Cumulative value of $10,000	$12,395	$10,234	$10,771	$13,293

Average annual total return	+23.95%	+0.77%	+2.51%	+4.20%

Blended Index(2)
Cumulative value of $10,000	$12,161	$9,946	$10,708	$13,654

Average annual total return	+21.61%	-0.18%	+2.31%	+4.61%

MSCI EAFE Index(3)
Cumulative value of $10,000	$11,587	$9,205	$10,673	$15,656

Average annual total return	+15.87%	-2.72%	+2.20%	+6.70%

Results for other share classes can be found on page 13.

28  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT

(1)	The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(2)	The Portfolio Builder Total Equity Fund Blended Index consists of 70% Russell 3000 Index and 30% MSCI EAFE Index.

(3)	The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

The indices reflect reinvestment of all distributions and changes in market prices.

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT  29

Investment Changes

Columbia Portfolio Builder Conservative Fund

Fund holdings at January 31, 2011

	% of Fund’s	% of Fund’s portfolio assets
	portfolio assets	6 months ago
Domestic Equity Funds/International Equity Funds

Includes large cap, international, mid cap, real estate, small cap, small-mid cap

Columbia Diversified Equity Income Fund	1.7%	1.8%

Columbia Dividend Opportunity Fund	0.9	1.0

Columbia Equity Value Fund	0.2	0.2

Columbia Frontier Fund	0.4	0.4

Columbia Global Equity Fund	0.3	0.3

Columbia Large Core Quantitative Fund	1.6	1.7

Columbia Large Growth Quantitative Fund	1.5	1.6

Columbia Mid Cap Growth Opportunity Fund	1.4	1.5

Columbia Mid Cap Value Opportunity Fund	0.9	1.0

Columbia Multi-Advisor International Value Fund	1.6	1.7

Columbia Multi-Advisor Small Cap Value Fund	0.5	0.4

Columbia Recovery and Infrastructure Fund	1.0	1.0

Columbia Select Large-Cap Value Fund	0.5	0.5

Columbia Seligman Communications & Information Fund	0.4	0.5

Columbia Seligman Global Technology Fund	0.2	0.2

RiverSource Disciplined International Equity Fund	0.5	0.6

RiverSource Partners Fundamental Value Fund	1.5	1.6

RiverSource Partners International Select Growth Fund	1.9	1.8

RiverSource Partners International Small Cap Fund	0.3	0.3

RiverSource Real Estate Fund	2.5	2.6

Seligman Growth Fund	2.0	2.1

Threadneedle International Opportunity Fund	1.1	1.1

	22.9%	23.9%

Fixed-Income Funds

Includes government, corporate, mortgage and agency securities, floating rate, global, high yield, inflation protected, convertible

Columbia Convertible Securities Fund	1.2%	—%

Columbia Diversified Bond Fund	23.3	24.3

Columbia Global Bond Fund	7.4	7.6

Columbia Inflation Protected Securities Fund	6.6	6.8

Columbia Limited Duration Credit Fund	18.4	19.0

Columbia U.S. Government Mortgage Fund	2.1	2.2

Columbia U.S. Treasury Index Fund	2.4	—

RiverSource Short Duration U.S. Government Fund	10.8	11.3

	72.2%	71.2%

Cash Equivalents

Columbia Money Market Fund	4.9%	4.9%

	100.0%	100.0%

30  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT

Portfolio Allocation
(at January 31, 2011; % of portfolio assets)

Equity Funds(1)	22.9%

Fixed-Income Funds(2)	72.2

Cash Equivalents(3)	4.9

(1)	Includes U.S. Large Cap 10.4%, International 5.9%, Real Estate 2.5%, U.S. Mid Cap 2.3%, Dividend Income 0.9% and U.S. Small Cap 0.9%.
(2)	Includes Investment Grade 57.0%, Global Bond 7.4%, Inflation Protected Securities 6.6% and Convertible 1.2%.
(3)	Comprised entirely of an investment in the Columbia Money Market Fund.

Top Five Holdings
(at January 31, 2011; % of portfolio assets)

Columbia Diversified Bond Fund	23.3%

Columbia Limited Duration Credit Fund	18.4

RiverSource Short Duration U.S. Government Fund	10.8

Columbia Global Bond Fund	7.4

Columbia Inflation Protected Securities Fund	6.6

For further detail about these holdings, please refer to the section entitled “Investments in Affiliated Funds.”

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT  31

Investment Changes

Columbia Portfolio Builder Moderate Conservative Fund

Fund holdings at January 31, 2011

	% of Fund’s	% of Fund’s portfolio assets
	portfolio assets	6 months ago
Domestic Equity Funds/International Equity Funds

Includes large cap, international, mid cap, real estate, small cap, small-mid cap

Columbia Diversified Equity Income Fund	3.0%	3.1%

Columbia Dividend Opportunity Fund	1.6	1.6

Columbia Emerging Markets Opportunity Fund	1.0	1.2

Columbia Equity Value Fund	0.2	0.3

Columbia Frontier Fund	0.7	0.7

Columbia Global Equity Fund	0.5	0.5

Columbia Large Core Quantitative Fund	2.8	2.9

Columbia Large Growth Quantitative Fund	2.6	2.6

Columbia Mid Cap Growth Opportunity Fund	2.5	2.5

Columbia Mid Cap Value Opportunity Fund	1.7	1.6

Columbia Multi-Advisor International Value Fund	2.5	2.5

Columbia Multi-Advisor Small Cap Value Fund	0.8	0.7

Columbia Recovery and Infrastructure Fund	1.7	1.6

Columbia Select Large-Cap Value Fund	0.9	0.9

Columbia Seligman Communications & Information Fund	0.8	0.8

Columbia Seligman Global Technology Fund	0.4	0.4

RiverSource Disciplined International Equity Fund	0.8	0.8

RiverSource Partners Fundamental Value Fund	2.6	2.6

RiverSource Partners International Select Growth Fund	2.8	2.7

RiverSource Partners International Small Cap Fund	0.5	0.5

RiverSource Real Estate Fund	2.5	2.6

Seligman Growth Fund	3.5	3.5

Threadneedle International Opportunity Fund	1.6	1.7

	37.9%	38.3%

Fixed-Income Funds

Includes government, corporate, mortgage and agency securities, floating rate, global, high yield, inflation protected, convertible

Columbia Convertible Securities Fund	1.2%	—%

Columbia Diversified Bond Fund	21.3	22.8

Columbia Floating Rate Fund	1.4	1.4

Columbia Global Bond Fund	5.8	6.1

Columbia Income Opportunities Fund	7.5	7.6

Columbia Inflation Protected Securities Fund	5.1	5.5

Columbia Limited Duration Credit Fund	9.8	10.4

Columbia U.S. Government Mortgage Fund	1.7	1.8

Columbia U.S. Treasury Index Fund	2.7	—

RiverSource Short Duration U.S. Government Fund	5.6	6.1

	62.1%	61.7%

Cash Equivalents

Columbia Money Market Fund	0.0%*	0.0%*

	100.0%	100.0%

*	Rounds to less than 0.1%

32  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT

Portfolio Allocation
(at January 31, 2011; % of portfolio assets)

Equity Funds(1)	37.9%

Fixed-Income Funds(2)	62.1

Cash Equivalents(3)	0.0	*

*	Rounds to less than 0.1%.

(1)	Includes U.S. Large Cap 18.1%, International 10.1%, U.S. Mid Cap 4.1%, Real Estate 2.5%, Dividend Income 1.6% and U.S. Small Cap 1.5%.
(2)	Includes Investment Grade 41.1%, High Yield 7.5%, Global Bond 5.8%, Inflation Protected Securities 5.1%, Floating Rate 1.4% and Convertible 1.2%.
(3)	Comprised entirely of an investment in the Columbia Money Market Fund.

Top Five Holdings
(at January 31, 2011; % of portfolio assets)

Columbia Diversified Bond Fund	21.3%

Columbia Limited Duration Credit Fund	9.8

Columbia Income Opportunities Fund	7.5

Columbia Global Bond Fund	5.8

RiverSource Short Duration U.S. Government Fund	5.6

For further detail about these holdings, please refer to the section entitled “Investments in Affiliated Funds.”

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT  33

Investment Changes

Columbia Portfolio Builder Moderate Fund

Fund holdings at January 31, 2011

	% of Fund’s	% of Fund’s portfolio assets
	portfolio assets	6 months ago
Domestic Equity Funds/International Equity Funds

Includes large cap, international, mid cap, real estate, small cap, small-mid cap

Columbia Diversified Equity Income Fund	4.4%	4.4%

Columbia Dividend Opportunity Fund	2.2	2.3

Columbia Emerging Markets Opportunity Fund	1.4	1.7

Columbia Equity Value Fund	0.4	0.4

Columbia Frontier Fund	1.0	0.9

Columbia Global Equity Fund	0.8	0.7

Columbia Large Core Quantitative Fund	4.0	4.1

Columbia Large Growth Quantitative Fund	3.7	3.7

Columbia Mid Cap Growth Opportunity Fund	3.5	3.6

Columbia Mid Cap Value Opportunity Fund	2.4	2.3

Columbia Multi-Advisor International Value Fund	3.6	3.6

Columbia Multi-Advisor Small Cap Value Fund	1.1	1.0

Columbia Recovery and Infrastructure Fund	2.3	2.2

Columbia Select Large-Cap Value Fund	1.3	1.2

Columbia Seligman Communications & Information Fund	1.1	1.1

Columbia Seligman Global Technology Fund	0.5	0.5

RiverSource Disciplined International Equity Fund	1.2	1.2

RiverSource Partners Fundamental Value Fund	3.7	3.7

RiverSource Partners International Select Growth Fund	3.9	3.8

RiverSource Partners International Small Cap Fund	0.7	0.7

RiverSource Real Estate Fund	2.5	2.7

Seligman Growth Fund	5.0	5.0

Threadneedle International Opportunity Fund	2.3	2.3

	53.0%	53.1%

Fixed-Income Funds

Includes government, corporate, mortgage and agency securities, floating rate, global, high yield, inflation protected, convertible

Columbia Convertible Securities Fund	1.1%	—%

Columbia Diversified Bond Fund	25.2	27.6

Columbia Floating Rate Fund	1.0	1.0

Columbia Global Bond Fund	4.3	4.7

Columbia Income Opportunities Fund	5.6	5.8

Columbia Inflation Protected Securities Fund	3.8	4.2

Columbia Limited Duration Credit Fund	1.3	1.4

Columbia U.S. Government Mortgage Fund	1.2	1.3

Columbia U.S. Treasury Index Fund	2.6	—

RiverSource Short Duration U.S. Government Fund	0.9	0.9

	47.0%	46.9%

Cash Equivalents

Columbia Money Market Fund	0.0%*	0.0%*

	100.0%	100.0%

*	Rounds to less than 0.1%

34  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT

Portfolio Allocation
(at January 31, 2011; % of portfolio assets)

Equity Funds(1)	53.0%

Fixed-Income Funds(2)	47.0

Cash Equivalents(3)	0.0	*

(1)	Includes U.S. Large Cap 25.9%, International 14.4%, U.S. Mid Cap 5.9%, Real Estate 2.5%, Dividend Income 2.2%, and U.S. Small Cap 2.1%.
(2)	Includes Investment Grade 31.2%, High Yield 5.6%, Global Bond 4.3%, Inflation Protected Securities 3.8%, Convertible 1.1% and Floating Rate 1.0%.
(3)	Comprised entirely of an investment in the Columbia Money Market Fund.
*	Rounds to less than 0.1%

Top Five Holdings
(at January 31, 2011; % of portfolio assets)

Columbia Diversified Bond Fund	25.2%

Columbia Income Opportunities Fund	5.6

Seligman Growth Fund	5.0

Columbia Diversified Equity Income Fund	4.4

Columbia Global Bond Fund	4.3

For further detail about these holdings, please refer to the section entitled “Investments in Affiliated Funds.”

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT  35

Investment Changes

Columbia Portfolio Builder Moderate Aggressive Fund

Fund holdings at January 31, 2011

	% of Fund’s	% of Fund’s portfolio assets
	portfolio assets	6 months ago
Domestic Equity Funds/International Equity Funds

Includes large cap, international, mid cap, real estate, small cap, small-mid cap

Columbia Diversified Equity Income Fund	5.7%	5.7%

Columbia Dividend Opportunity Fund	2.9	3.0

Columbia Emerging Markets Opportunity Fund	1.9	2.2

Columbia Equity Value Fund	0.5	0.5

Columbia Frontier Fund	1.3	1.2

Columbia Global Equity Fund	1.0	0.9

Columbia Large Core Quantitative Fund	5.2	5.3

Columbia Large Growth Quantitative Fund	4.8	4.8

Columbia Mid Cap Growth Opportunity Fund	4.6	4.6

Columbia Mid Cap Value Opportunity Fund	3.1	3.0

Columbia Multi-Advisor International Value Fund	4.6	4.7

Columbia Multi-Advisor Small Cap Value Fund	1.4	1.3

Columbia Recovery and Infrastructure Fund	3.0	2.9

Columbia Select Large-Cap Value Fund	1.7	1.6

Columbia Seligman Communications & Information Fund	1.4	1.4

Columbia Seligman Global Technology Fund	0.7	0.7

RiverSource Disciplined International Equity Fund	1.5	1.5

RiverSource LaSalle Monthly Dividend Real Estate Fund	0.2	0.2

RiverSource Partners Fundamental Value Fund	4.8	4.8

RiverSource Partners International Select Growth Fund	4.9	5.0

RiverSource Partners International Small Cap Fund	0.9	0.9

RiverSource Real Estate Fund	2.4	2.5

Seligman Capital Fund	0.1	0.1

Seligman Growth Fund	6.5	6.5

Threadneedle International Opportunity Fund	3.0	3.0

	68.1%	68.3%

Fixed-Income Funds

Includes government, corporate, mortgage and agency securities, floating rate, global, high yield, inflation protected, convertible

Columbia Convertible Securities Fund	1.0%	—%

Columbia Diversified Bond Fund	17.1	19.1

Columbia Floating Rate Fund	0.8	0.9

Columbia Global Bond Fund	2.9	3.2

Columbia Income Opportunities Fund	3.7	3.9

Columbia Inflation Protected Securities Fund	2.5	2.8

Columbia Limited Duration Credit Fund	0.9	0.9

Columbia U.S. Government Mortgage Fund	0.8	0.9

Columbia U.S. Treasury Index Fund	2.2	—

	31.9%	31.7%

Cash Equivalents

Columbia Money Market Fund	0.0%*	0.0%*

	100.0%	100.0%

*	Rounds to less than 0.1%

36  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT

Portfolio Allocation
(at January 31, 2011; % of portfolio assets)

Equity Funds(1)	68.1%

Fixed-Income Funds(2)	31.9

Cash Equivalents(3)	0.0	*

(1)	Includes U.S. Large Cap 33.7%, International 18.5%, U.S. Mid Cap 7.7%, U.S. Small Cap 2.7%, Dividend Income 2.9% and Real Estate 2.6%.
(2)	Includes Investment Grade 21.0%, High Yield 3.7%, Global Bond 2.9%, Inflation Protected Securities 2.5%, Floating Rate 0.8% and Convertible 1.0%.
(3)	Comprised entirely of an investment in the Columbia Money Market Fund.
*	Rounds to less than 0.1%.

Top Five Holdings
(at January 31, 2011; % of portfolio assets)

Columbia Diversified Bond Fund	17.1%

Seligman Growth Fund	6.5

Columbia Diversified Equity Income Fund	5.7

Columbia Large Core Quantitative Fund	5.2

RiverSource Partners International Select Growth Fund	4.9

For further detail about these holdings, please refer to the section entitled “Investments in Affiliated Funds.”

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT  37

Investment Changes

Columbia Portfolio Builder Aggressive Fund

Fund holdings at January 31, 2011

	% of Fund’s	% of Fund’s portfolio assets
	portfolio assets	6 months ago
Domestic Equity Funds/International Equity Funds

Includes large cap, international, mid cap, real estate, small cap, small-mid cap

Columbia Diversified Equity Income Fund	7.0%	7.0%

Columbia Dividend Opportunity Fund	3.6	3.8

Columbia Emerging Markets Opportunity Fund	2.3	2.7

Columbia Equity Value Fund	0.6	0.6

Columbia Frontier Fund	1.5	1.5

Columbia Global Equity Fund	0.7	0.7

Columbia Large Core Quantitative Fund	6.4	6.5

Columbia Large Growth Quantitative Fund	5.9	5.9

Columbia Mid Cap Growth Opportunity Fund	5.6	4.9

Columbia Mid Cap Value Opportunity Fund	3.8	3.8

Columbia Multi-Advisor International Value Fund	5.7	5.8

Columbia Multi-Advisor Small Cap Value Fund	1.4	1.3

Columbia Recovery and Infrastructure Fund	3.7	3.5

Columbia Select Large-Cap Value Fund	2.1	2.0

Columbia Select Smaller-Cap Value Fund	0.3	0.3

Columbia Seligman Communications & Information Fund	1.7	1.7

Columbia Seligman Global Technology Fund	0.9	0.9

RiverSource Disciplined International Equity Fund	1.9	1.9

RiverSource LaSalle Global Real Estate Fund	0.5	0.5

RiverSource Partners Fundamental Value Fund	5.9	5.9

RiverSource Partners International Select Growth Fund	6.1	6.2

RiverSource Partners International Small Cap Fund	1.1	1.2

RiverSource Real Estate Fund	2.6	2.7

Seligman Capital Fund	0.8	0.9

Seligman Growth Fund	8.0	8.0

Threadneedle International Opportunity Fund	3.6	3.8

	83.7%	84.0%

Fixed-Income Funds

Includes government, corporate, mortgage and agency securities, floating rate, global, high yield, inflation protected, convertible

Columbia Convertible Securities Fund	0.7%	—%

Columbia Diversified Bond Fund	8.5	9.7

Columbia Floating Rate Fund	0.4	0.4

Columbia Global Bond Fund	1.4	1.6

Columbia Income Opportunities Fund	1.8	2.0

Columbia Inflation Protected Securities Fund	1.2	1.4

Columbia Limited Duration Credit Fund	0.4	0.5

Columbia U.S. Government Mortgage Fund	0.4	0.4

Columbia U.S. Treasury Index Fund	1.5	—

	16.3%	16.0%

Cash Equivalents

Columbia Money Market Fund	0.0%*	0.0%*

	100.0%	100.0%

*	Rounds to less than 0.1%

38  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT

Portfolio Allocation
(at January 31, 2011; % of portfolio assets)

Equity Funds(1)	83.7%

Fixed-Income Funds(2)	16.3

Cash Equivalents(3)	0.0	*

(1)	Includes U.S. Large Cap 42.1%, International 22.3%, U.S. Mid Cap 9.4%, Dividend Income 3.6%, Real Estate 3.1% and U.S. Small Cap 3.1%.
(2)	Includes Investment Grade 10.8%, High Yield 1.8%, Global Bond 1.4%, Inflation Protected Securities 1.2%, Convertible 0.7% and Floating Rate 0.4%.
(3)	Comprised entirely of an investment in the Columbia Money Market Fund.
*	Rounds to less than 0.1%.

Top Five Holdings
(at January 31, 2011; % of portfolio assets)

Columbia Diversified Bond Fund	8.5%

Seligman Growth Fund	8.0

Columbia Diversified Equity Income Fund	7.0

Columbia Large Core Quantitative Fund	6.4

RiverSource Partners International Select Growth Fund	6.1

For further detail about these holdings, please refer to the section entitled “Investments in Affiliated Funds.”

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT  39

Investment Changes

Columbia Portfolio Builder Total Equity Fund

Fund holdings at January 31, 2011

	% of Fund’s	% of Fund’s portfolio assets
	portfolio assets	6 months ago
Domestic Equity Funds/International Equity Funds

Includes large cap, international, mid cap, real estate, small cap, small-mid cap

Columbia Diversified Equity Income Fund	8.4%	8.4%

Columbia Dividend Opportunity Fund	4.4	4.5

Columbia Emerging Markets Opportunity Fund	2.8	3.2

Columbia Equity Value Fund	0.7	0.7

Columbia Frontier Fund	1.8	1.8

Columbia Global Equity Fund	0.6	0.6

Columbia Large Core Quantitative Fund	7.9	7.8

Columbia Large Growth Quantitative Fund	7.2	7.1

Columbia Mid Cap Growth Opportunity Fund	5.4	5.3

Columbia Mid Cap Value Opportunity Fund	4.6	4.5

Columbia Multi-Advisor International Value Fund	6.9	6.9

Columbia Multi-Advisor Small Cap Value Fund	0.8	0.9

Columbia Recovery and Infrastructure Fund	4.5	4.2

Columbia Select Large-Cap Value Fund	2.5	2.4

Columbia Select Smaller-Cap Value Fund	1.3	1.2

Columbia Seligman Communications & Information Fund	2.1	2.1

Columbia Seligman Global Technology Fund	1.0	1.0

RiverSource Disciplined International Equity Fund	2.3	2.2

RiverSource LaSalle Global Real Estate Fund	0.9	0.8

RiverSource Partners Fundamental Value Fund	7.1	7.1

RiverSource Partners International Select Growth Fund	7.2	7.4

RiverSource Partners International Small Cap Fund	1.4	1.4

RiverSource Real Estate Fund	2.6	2.8

Seligman Capital Fund	1.4	1.6

Seligman Growth Fund	9.8	9.6

Threadneedle International Opportunity Fund	4.4	4.5

	100.0%	100.0%

Cash Equivalents

Columbia Money Market Fund	0.0%*	0.0%

	100.0%	100.0%

*	Rounds to less than 0.1%

Portfolio Allocation
(at January 31, 2011; % of portfolio assets)

Equity Funds(1)	100.0%

Cash Equivalents(2)	0.0	*

(1)	Includes U.S. Large Cap 51.6%, International 26.6%, U.S. Mid Cap 10.0%, U.S. Small Cap 3.9%, Dividend Income 4.4% and Real Estate 3.5%.
(2)	Comprised entirely of an investment in the Columbia Money Market Fund.
*	Rounds to less than 0.1%

40  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT

Top Five Holdings
(at January 31, 2011; % of portfolio assets)

Seligman Growth Fund	9.8%

Columbia Diversified Equity Income Fund	8.4

Columbia Large Core Quantitative Fund	7.9

Columbia Large Growth Quantitative Fund	7.2

RiverSource Partners International Select Growth Fund	7.2

For further detail about these holdings, please refer to the section entitled “Investments in Affiliated Funds.”

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT  41

Fund Expenses Examples
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include distribution and service (Rule 12b-1) fees; and other Fund fees and expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the expenses of the funds in which it invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund’s indirect expense from investing in the acquired funds is based on the Fund’s pro rata portion of the cumulative expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund’s most recent shareholder report.

These examples are based on an investment of $1,000 invested at the beginning of the period indicated and held until January 31, 2011.

Actual Expenses
The first line of each table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Direct expenses paid during the period” to estimate the expenses you paid on your account during this period. You can also estimate the direct and indirect expenses you paid over the period by using the number in the first line under the heading “Direct and indirect expenses paid during the period.”

Hypothetical Example for Comparison Purposes
The second line of each table provides information about hypothetical account values and hypothetical expenses based on each actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare each 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

42  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT

Columbia Portfolio Builder Conservative Fund

				Direct and
			Direct	indirect
	Beginning	Ending	expenses	expenses
	account value(a)	account value	paid during	paid during
	Aug. 1, 2010	Jan. 31, 2011	the period(b)	the period(c),(d)
Class A

Actual(e)	$1,000	$1,056.60	$2.55	$5.58

Hypothetical (5% return before expenses)	$1,000	$1,022.86	$2.51	$5.49

Class B

Actual(e)	$1,000	$1,051.40	$6.45	$9.46

Hypothetical (5% return before expenses)	$1,000	$1,019.06	$6.34	$9.31

Class C

Actual(e)	$1,000	$1,052.10	$6.45	$9.46

Hypothetical (5% return before expenses)	$1,000	$1,019.06	$6.34	$9.31

Class R

Actual(f)	$1,000	$1,030.30	$2.38	$4.42

Hypothetical (5% return before expenses)	$1,000	$1,021.90	$3.48	$6.46

Class R4

Actual(e)	$1,000	$1,056.10	$2.29	$5.31

Hypothetical (5% return before expenses)	$1,000	$1,023.11	$2.26	$5.23

Class Z

Actual(f)	$1,000	$1,031.50	$0.91	$2.95

Hypothetical (5% return before expenses)	$1,000	$1,024.02	$1.33	$4.31

Annualized Expense Ratios

	Fund’s	Acquired fund	Total Fund and
	annualized	(underlying fund)	acquired fund fees
	expense ratio	fees and expenses(d)	and expenses
Class A	.49%	.58%	1.07%

Class B	1.24%	.58%	1.82%

Class C	1.24%	.58%	1.82%

Class R	.68%	.58%	1.26%

Class R4	.44%	.58%	1.02%

Class Z	.26%	.58%	.84%

(a)	The beginning account values for Class R and Class Z are as of September 27, 2010 (when shares became available) for actual expense calculations.
(b)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period). Actual expenses for Class R and Class Z are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 126/365 (to reflect the number of days in the period).
(c)	Expenses are equal to the annualized expense ratio for each class as indicated above, plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period). Actual expenses for Class R and Class Z are equal to the annualized expense ratio for each class as indicated above, plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 126/365 (to reflect the number of days in the period).
(d)	Columbia Management Investment Advisers, LLC (the Investment Manager) and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until at least the end of the underlying funds’ next fiscal year, unless sooner terminated at the sole discretion of the underlying Funds’ Board. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.66% for all classes. Had these commitments not been in place for the entire six month period ended January 31, 2011, the actual direct and indirect expenses paid would have been $5.99 for Class A, $9.88 for Class B, $9.88 for Class C, $4.70 for Class R, $5.73 for Class R4 and $3.23 for Class Z; the hypothetical and direct and indirect expenses paid would have been $5.90 for Class A, $9.72 for Class B, $9.72 for Class C, $6.87 for Class R, $5.64 for Class R4 and $4.72 for Class Z.
(e)	Based on the actual return for the six months ended January 31, 2011: +5.66% for Class A, +5.14% for Class B, +5.21% for Class C and +5.61% for Class R4.
(f)	Based on the actual return for the period from September 27, 2010 (when shares became available) to January 31, 2011 of +3.03% for Class R and +3.15% for Class Z.

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT  43

Fund Expenses Examples (continued)

Columbia Portfolio Builder Moderate Conservative Fund

				Direct and
			Direct	indirect
	Beginning	Ending	expenses	expenses
	account value(a)	account value	paid during	paid during
	Aug. 1, 2010	Jan. 31, 2011	the period(b)	the period(c),(d)
Class A

Actual(e)	$1,000	$1,087.60	$2.38	$5.87

Hypothetical (5% return before expenses)	$1,000	$1,023.06	$2.31	$5.69

Class B

Actual(e)	$1,000	$1,082.50	$6.39	$9.87

Hypothetical (5% return before expenses)	$1,000	$1,019.21	$6.19	$9.57

Class C

Actual(e)	$1,000	$1,083.10	$6.33	$9.82

Hypothetical (5% return before expenses)	$1,000	$1,019.26	$6.14	$9.52

Class R

Actual(f)	$1,000	$1,053.50	$2.30	$4.64

Hypothetical (5% return before expenses)	$1,000	$1,022.05	$3.33	$6.71

Class R4

Actual(e)	$1,000	$1,087.70	$2.01	$5.50

Hypothetical (5% return before expenses)	$1,000	$1,023.42	$1.95	$5.33

Class Z

Actual(f)	$1,000	$1,055.80	$0.67	$3.02

Hypothetical (5% return before expenses)	$1,000	$1,024.38	$0.97	$4.36

Annualized Expense Ratios

	Fund’s	Acquired fund	Total Fund and
	annualized	(underlying fund)	acquired fund fees
	expense ratio	fees and expenses(d)	and expenses
Class A	.45%	.66%	1.11%

Class B	1.21%	.66%	1.87%

Class C	1.20%	.66%	1.86%

Class R	.65%	.66%	1.31%

Class R4	.38%	.66%	1.04%

Class Z	.19%	.66%	.85%

(a)	The beginning account values for Class R and Class Z are as of September 27, 2010 (when shares became available) for actual expense calculations.
(b)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period). Actual expenses for Class R and Class Z are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 126/365 (to reflect the number of days in the period).
(c)	Expenses are equal to the annualized expense ratio for each class as indicated above, plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period). Actual expenses for Class R and Class Z are equal to the annualized expense ratio for each class as indicated above, plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 126/365 (to reflect the number of days in the period).
(d)	The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until at least the end of the underlying funds’ next fiscal year, unless sooner terminated at the sole discretion of the underlying Funds’ Board. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.72% for all classes. Had these commitments not been in place for the entire six month period ended January 31, 2011, the actual direct and indirect expenses paid would have been $6.19 for Class A, $10.19 for Class B, $10.14 for Class C, $4.86 for Class R, $5.82 for Class R4 and $3.23 for Class Z; the hypothetical and direct and indirect expenses paid would have been $6.00 for Class A, $9.88 for Class B, $9.83 for Class C, $7.02 for Class R, $5.64 for Class R4 and $4.67 for Class Z.
(e)	Based on the actual return for the six months ended January 31, 2011: +8.76% for Class A, +8.25% for Class B, +8.31% for Class C and +8.77% for Class R4.
(f)	Based on the actual return for the period from September 27, 2010 (when shares became available) to January 31, 2011 of +5.35% for Class R and +5.58% for Class Z.

44  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT

Columbia Portfolio Builder Moderate Fund

				Direct and
			Direct	indirect
	Beginning	Ending	expenses	expenses
	account value(a)	account value	paid during	paid during
	Aug. 1, 2010	Jan. 31, 2011	the period(b)	the period(c),(d)
Class A

Actual(e)	$1,000	$1,111.00	$2.30	$6.05

Hypothetical (5% return before expenses)	$1,000	$1,023.16	$2.20	$5.79

Class B

Actual(e)	$1,000	$1,107.20	$6.35	$10.09

Hypothetical (5% return before expenses)	$1,000	$1,019.31	$6.09	$9.67

Class C

Actual(e)	$1,000	$1,106.70	$6.30	$10.04

Hypothetical (5% return before expenses)	$1,000	$1,019.36	$6.04	$9.62

Class R

Actual(f)	$1,000	$1,070.60	$2.39	$4.90

Hypothetical (5% return before expenses)	$1,000	$1,021.95	$3.43	$7.02

Class R4

Actual(e)	$1,000	$1,111.80	$1.77	$5.51

Hypothetical (5% return before expenses)	$1,000	$1,023.67	$1.69	$5.28

Class Z

Actual(f)	$1,000	$1,073.10	$0.39	$2.90

Hypothetical (5% return before expenses)	$1,000	$1,024.78	$0.56	$4.16

Annualized Expense Ratios

	Fund’s	Acquired fund	Total Fund and
	annualized	(underlying fund)	acquired fund fees
	expense ratio	fees and expenses(d)	and expenses
Class A	.43%	.70%	1.13%

Class B	1.19%	.70%	1.89%

Class C	1.18%	.70%	1.88%

Class R	.67%	.70%	1.37%

Class R4	.33%	.70%	1.03%

Class Z	.11%	.70%	.81%

(a)	The beginning account values for Class R and Class Z are as of September 27, 2010 (when shares became available) for actual expense calculations.
(b)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period). Actual expenses for Class R and Class Z are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 126/365 (to reflect the number of days in the period).
(c)	Expenses are equal to the annualized expense ratio for each class as indicated above, plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period). Actual expenses for Class R and Class Z are equal to the annualized expense ratio for each class as indicated above, plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 126/365 (to reflect the number of days in the period).
(d)	The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until at least the end of the underlying funds’ next fiscal year, unless sooner terminated at the sole discretion of the underlying Funds’ Board. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.75% for all classes. Had these commitments not been in place for the entire six month period ended January 31, 2011, the actual direct and indirect expenses paid would have been $6.31 for Class A, $10.36 for Class B, $10.30 for Class C, $5.07 for Class R, $5.78 for Class R4 and $3.08 for Class Z; the hypothetical and direct and indirect expenses paid would have been $6.05 for Class A, $9.93 for Class B, $9.88 for Class C, $7.28 for Class R, $5.54 for Class R4 and $4.41 for Class Z.
(e)	Based on the actual return for the six months ended January 31, 2011: +11.10% for Class A, +10.72% for Class B, +10.67% for Class C and +11.18% for Class R4.
(f)	Based on the actual return for the period from September 27, 2010 (when shares became available) to January 31, 2011 of +7.06% for Class R and +7.31% for Class Z.

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT  45

Fund Expenses Examples (continued)

Columbia Portfolio Builder Moderate Aggressive Fund

				Direct and
			Direct	indirect
	Beginning	Ending	expenses	expenses
	account value(a)	account value	paid during	paid during
	Aug. 1, 2010	Jan. 31, 2011	the period(b)	the period(c),(d)
Class A

Actual(e)	$1,000	$1,136.30	$2.54	$6.55

Hypothetical (5% return before expenses)	$1,000	$1,022.96	$2.41	$6.20

Class B

Actual(e)	$1,000	$1,132.60	$6.59	$10.59

Hypothetical (5% return before expenses)	$1,000	$1,019.16	$6.24	$10.03

Class C

Actual(e)	$1,000	$1,132.10	$6.59	$10.59

Hypothetical (5% return before expenses)	$1,000	$1,019.16	$6.24	$10.03

Class R

Actual(f)	$1,000	$1,090.50	$2.42	$5.09

Hypothetical (5% return before expenses)	$1,000	$1,021.95	$3.43	$7.22

Class R4

Actual(e)	$1,000	$1,136.80	$1.79	$5.79

Hypothetical (5% return before expenses)	$1,000	$1,023.67	$1.69	$5.49

Class Z

Actual(f)	$1,000	$1,091.90	$0.43	$3.11

Hypothetical (5% return before expenses)	$1,000	$1,024.73	$0.62	$4.41

Annualized Expense Ratios

	Fund’s	Acquired fund	Total Fund and
	annualized	(underlying fund)	acquired fund fees
	expense ratio	fees and expenses(d)	and expenses
Class A	.47%	.74%	1.21%

Class B	1.22%	.74%	1.96%

Class C	1.22%	.74%	1.96%

Class R	.67%	.74%	1.41%

Class R4	.33%	.74%	1.07%

Class Z	.12%	.74%	.86%

(a)	The beginning account values for Class R and Class Z are as of September 27, 2010 (when shares became available) for actual expense calculations.
(b)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period). Actual expenses for Class R and Class Z are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 126/365 (to reflect the number of days in the period).
(c)	Expenses are equal to the annualized expense ratio for each class as indicated above, plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period). Actual expenses for Class R and Class Z are equal to the annualized expense ratio for each class as indicated above, plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 126/365 (to reflect the number of days in the period).
(d)	The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until at least the end of the underlying funds’ next fiscal year, unless sooner terminated at the sole discretion of the underlying Funds’ Board. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.79% for all classes. Had these commitments not been in place for the entire six month period ended January 31, 2011, the actual direct and indirect expenses paid would have been $6.82 for Class A, $10.86 for Class B, $10.86 for Class C, $5.27 for Class R, $6.06 for Class R4 and $3.29 for Class Z; the hypothetical and direct and indirect expenses paid would have been $6.46 for Class A, $10.29 for Class B, $10.29 for Class C, $7.48 for Class R, $5.74 for Class R4 and $4.67 for Class Z.
(e)	Based on the actual return for the six months ended January 31, 2011: +13.63% for Class A, +13.26% for Class B, +13.21% for Class C and +13.68% for Class R4.
(f)	Based on the actual return for the period from September 27, 2010 (when shares became available) to January 31, 2011 of +9.05% for Class R and +9.19% for Class Z.

46  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT

Columbia Portfolio Builder Aggressive Fund

				Direct and
			Direct	indirect
	Beginning	Ending	expenses	expenses
	account value(a)	account value	paid during	paid during
	Aug. 1, 2010	Jan. 31, 2011	the period(b)	the period(c),(d)
Class A

Actual(e)	$1,000	$1,161.00	$2.74	$7.01

Hypothetical (5% return before expenses)	$1,000	$1,022.81	$2.56	$6.56

Class B

Actual(e)	$1,000	$1,157.30	$6.83	$11.10

Hypothetical (5% return before expenses)	$1,000	$1,019.01	$6.40	$10.39

Class C

Actual(e)	$1,000	$1,156.90	$6.83	$11.10

Hypothetical (5% return before expenses)	$1,000	$1,019.01	$6.40	$10.39

Class R

Actual(f)	$1,000	$1,108.70	$2.58	$5.42

Hypothetical (5% return before expenses)	$1,000	$1,021.74	$3.64	$7.63

Class R4

Actual(e)	$1,000	$1,162.00	$2.14	$6.41

Hypothetical (5% return before expenses)	$1,000	$1,023.37	$2.00	$6.00

Class Z

Actual(f)	$1,000	$1,111.10	$0.66	$3.50

Hypothetical (5% return before expenses)	$1,000	$1,024.43	$0.92	$4.93

Annualized Expense Ratios

	Fund’s	Acquired fund	Total Fund and
	annualized	(underlying fund)	acquired fund fees
	expense ratio	fees and expenses(d)	and expenses
Class A	.50%	.78%	1.28%

Class B	1.25%	.78%	2.03%

Class C	1.25%	.78%	2.03%

Class R	.71%	.78%	1.49%

Class R4	.39%	.78%	1.17%

Class Z	.18%	.78%	.96%

(a)	The beginning account values for Class R and Class Z are as of September 27, 2010 (when shares became available) for actual expense calculations.
(b)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period). Actual expenses for Class R and Class Z are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 126/365 (to reflect the number of days in the period).
(c)	Expenses are equal to the annualized expense ratio for each class as indicated above, plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period). Actual expenses for Class R and Class Z are equal to the annualized expense ratio for each class as indicated above, plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 126/365 (to reflect the number of days in the period).
(d)	The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until at least the end of the underlying funds’ next fiscal year, unless sooner terminated at the sole discretion of the underlying Funds’ Board. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.83% for all classes. Had these commitments not been in place for the entire six month period ended January 31, 2011, the actual direct and indirect expenses paid would have been $7.28 for Class A, $11.37 for Class B, $11.37 for Class C, $5.61 for Class R, $6.68 for Class R4 and $3.68 for Class Z; the hypothetical and direct and indirect expenses paid would have been $6.82 for Class A, $10.64 for Class B, $10.64 for Class C, $7.89 for Class R, $6.62 for Class R4 and $5.18 for Class Z.
(e)	Based on the actual return for the six months ended January 31, 2011: +16.10% for Class A, +15.73% for Class B, +15.69% for Class C and +16.20% for Class R4.
(f)	Based on the actual return for the period from September 27, 2010 (when shares became available) to January 31, 2011 of +10.87% for Class R and +11.11% for Class Z.

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT  47

Fund Expenses Examples (continued)

Columbia Portfolio Builder Total Equity Fund

				Direct and
			Direct	indirect
	Beginning	Ending	expenses	expenses
	account value	account value	paid during	paid during
	Aug. 1, 2010	Jan. 31, 2011	the period(a)	the period(b),(c)
Class A

Actual(d)	$1,000	$1,189.30	$2.77	$7.32

Hypothetical (5% return before expenses)	$1,000	$1,022.81	$2.56	$6.77

Class B

Actual(d)	$1,000	$1,184.40	$6.98	$11.51

Hypothetical (5% return before expenses)	$1,000	$1,018.96	$6.45	$10.64

Class C

Actual(d)	$1,000	$1,183.60	$6.97	$11.51

Hypothetical (5% return before expenses)	$1,000	$1,018.96	$6.45	$10.64

Class R4

Actual(d)	$1,000	$1,190.40	$2.16	$6.72

Hypothetical (5% return before expenses)	$1,000	$1,023.37	$2.00	$6.20

Annualized Expense Ratios

	Fund’s	Acquired fund	Total Fund and
	annualized	(underlying fund)	acquired fund fees
	expense ratio	fees and expenses(d)	and expenses
Class A	.50%	.82%	1.32%

Class B	1.26%	.82%	2.08%

Class C	1.26%	.82%	2.08%

Class R4	.39%	.82%	1.21%

(a)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period).
(b)	Expenses are equal to the annualized expense ratio for each class as indicated above, plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period).
(c)	The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until at least the end of the underlying funds’ next fiscal year, unless sooner terminated at the sole discretion of the underlying Funds’ Board. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.88% for all classes. Had these commitments not been in place for the entire six month period ended January 31, 2011, the actual direct and indirect expenses paid would have been $7.66 for Class A, $11.85 for Class B, $11.84 for Class C and $7.05 for Class R4; the hypothetical and direct and indirect expenses paid would have been $7.07 for Class A, $10.95 for Class B, $10.95 for Class C and $6.51 for Class R4.
(d)	Based on the actual return for the six months ended January 31, 2011: +18.93% for Class A, +18.44% for Class B, +18.36% for Class C and +19.04% for Class R4.

48  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT

Investments in Affiliated Funds

Columbia Portfolio Builder Conservative Fund
January 31, 2011
(Percentages represent value of investments compared to net assets)

Equity Funds (22.9%)
	Shares	Value

Dividend Income (0.9%)
Columbia Dividend Opportunity Fund	307,441	$2,422,637

International (6.0%)
Columbia Global Equity Fund	123,686	933,827
Columbia Multi-Advisor International Value Fund	684,418	4,380,275
Columbia Seligman Global Technology Fund	27,211	585,029
RiverSource Disciplined International Equity Fund	187,560	1,416,082
RiverSource Partners International Select Growth Fund	730,267	5,148,384
RiverSource Partners International Small Cap Fund	146,600	929,445
Threadneedle International Opportunity Fund	326,407	2,986,623

Total		16,379,665

Real Estate (2.5%)
RiverSource Real Estate Fund	620,417	6,967,285

U.S. Large Cap (10.3%)
Columbia Diversified Equity Income Fund	456,337	4,704,833
Columbia Equity Value Fund	36,786	392,507
Columbia Large Core Quantitative Fund	780,658	4,340,456
Columbia Large Growth Quantitative Fund	444,365	3,977,064
Columbia Recovery and Infrastructure Fund	121,031	2,753,464
Columbia Select Large-Cap Value Fund	89,700	1,385,857
Columbia Seligman Communication and Information Fund(a)	24,410	1,182,433
RiverSource Partners Fundamental Value Fund	777,541	3,981,011
Seligman Growth Fund	1,080,071	5,443,557

Total		28,161,182

U.S. Mid Cap (2.3%)
Columbia Mid Cap Growth Opportunity Fund(a)	317,499	3,806,815
Columbia Mid Cap Value Opportunity Fund	314,830	2,553,270

Total		6,360,085

U.S. Small Cap (0.9%)
Columbia Frontier Fund(a)	96,912	1,120,303
Columbia Multi-Advisor Small Cap Value Fund(a)	225,859	1,382,257

Total		2,502,560

Total Equity Funds
(Cost: $46,580,170)		$62,793,414

Fixed-Income Funds (72.2%)
	Shares	Value

Convertible (1.2%)
Columbia Convertible Securities Fund	214,082	$3,258,337

Global Bond (7.4%)
Columbia Global Bond Fund	2,851,635	20,360,672

Inflation Protected Securities (6.5%)
Columbia Inflation Protected Securities Fund	1,728,806	17,927,724

Investment Grade (57.1%)
Columbia Diversified Bond Fund	12,745,610	63,982,964
Columbia Limited Duration Credit Fund	5,039,868	50,449,079
Columbia U.S. Government Mortgage Fund	1,103,626	5,849,216
Columbia U.S. Treasury Index Fund	590,547	6,549,162
RiverSource Short Duration U.S. Government Fund	6,179,439	29,537,719

Total		156,368,140

Total Fixed-Income Funds
(Cost: $188,789,810)		$197,914,873

Cash Equivalents (4.9%)
	Shares	Value

Money Market (4.9%)
Columbia Money Market Fund, 0.008%	13,491,968	$13,491,968

Total Cash Equivalents
(Cost: $13,491,968)		$13,491,968

Total Investments
(Cost: $248,861,948)		$274,200,255
Other Assets and Liabilities, Net		(138,564)

Net Assets		$274,061,691

Notes to Investments in Affiliated Funds

(a)	Non-income producing.

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT  49

Investments in Affiliated Funds (continued)

Columbia Portfolio Builder Conservative Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2011:

Fair value at January 31, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets(a)	inputs	inputs	Total
Investments in Affiliated Funds	$274,200,255	$—	$—	$274,200,255

(a)	There were no significant transfers between Levels 1 and 2 during the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

50  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT

Investments in Affiliated Funds

Columbia Portfolio Builder Moderate Conservative Fund
January 31, 2011
(Percentages represent value of investments compared to net assets)

Equity Funds (37.9%)
	Shares	Value

Dividend Income (1.6%)
Columbia Dividend Opportunity Fund	967,406	$7,623,157

International (10.1%)
Columbia Emerging Markets Opportunity Fund	504,211	4,946,306
Columbia Global Equity Fund	356,009	2,687,869
Columbia Multi-Advisor International Value Fund	1,892,498	12,111,985
Columbia Seligman Global Technology Fund	84,990	1,827,278
RiverSource Disciplined International Equity Fund	522,432	3,944,363
RiverSource Partners International Select Growth Fund	1,914,559	13,497,644
RiverSource Partners International Small Cap Fund	391,421	2,481,610
Threadneedle International Opportunity Fund	871,327	7,972,639

Total		49,469,694

Real Estate (2.6%)
RiverSource Real Estate Fund	1,104,969	12,408,804

U.S. Large Cap (18.0%)
Columbia Diversified Equity Income Fund	1,435,699	14,802,054
Columbia Equity Value Fund	116,565	1,243,751
Columbia Large Core Quantitative Fund	2,460,036	13,677,799
Columbia Large Growth Quantitative Fund	1,395,765	12,492,102
Columbia Recovery and Infrastructure Fund	357,590	8,135,178
Columbia Select Large-Cap Value Fund	282,279	4,361,205
Columbia Seligman Communication and Information Fund(a)	76,242	3,693,143
RiverSource Partners Fundamental Value Fund	2,443,497	12,510,703
Seligman Growth Fund	3,390,209	17,086,656

Total		88,002,591

U.S. Mid Cap (4.1%)
Columbia Mid Cap Growth Opportunity Fund(a)	999,699	11,986,393
Columbia Mid Cap Value Opportunity Fund	993,121	8,054,214

Total		20,040,607

U.S. Small Cap (1.5%)
Columbia Frontier Fund(a)	292,430	3,380,493
Columbia Multi-Advisor Small Cap Value Fund(a)	656,451	4,017,481

Total		7,397,974

Total Equity Funds
(Cost: $151,945,777)		$184,942,827

Fixed-Income Funds (62.1%)
	Shares	Value

Convertible (1.2%)
Columbia Convertible Securities Fund	381,178	$5,801,530

Floating Rate (1.4%)
Columbia Floating Rate Fund	728,347	6,591,543

Global Bond (5.8%)
Columbia Global Bond Fund	3,975,492	28,385,015

High Yield (7.5%)
Columbia Income Opportunities Fund	3,797,673	36,799,450

Inflation Protected Securities (5.1%)
Columbia Inflation Protected Securities Fund	2,412,937	25,022,152

Investment Grade (41.1%)
Columbia Diversified Bond Fund	20,685,551	103,841,469
Columbia Limited Duration Credit Fund	4,780,296	47,850,762
Columbia U.S. Government Mortgage Fund	1,534,773	8,134,294
Columbia U.S. Treasury Index Fund	1,174,684	13,027,246
RiverSource Short Duration U.S. Government Fund	5,749,028	27,480,352

Total		200,334,123

Total Fixed-Income Funds
(Cost: $288,497,097)		$302,933,813

Cash Equivalents (—%)
	Shares	Value

Money Market (—%)
Columbia Money Market Fund	35	$35

Total Cash Equivalents
(Cost: $35)		$35

Total Investments
(Cost: $440,442,909)		$487,876,675
Other Assets and Liabilities, Net		(118,520)

Net Assets		$487,758,155

Notes to Investments in Affiliated Funds

(a)	Non-income producing.

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT  51

Investments in Affiliated Funds (continued)

Columbia Portfolio Builder Moderate Conservative Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2011:

Fair value at January 31, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets(a)	inputs	inputs	Total
Investments in Affiliated Funds	$487,876,675	$—	$—	$487,876,675

(a)	There were no significant transfers between Levels 1 and 2 during the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

52  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT

Investments in Affiliated Funds

Columbia Portfolio Builder Moderate Fund
January 31, 2011
(Percentages represent value of investments compared to net assets)

Equity Funds (53.0%)
	Shares	Value

Dividend Income (2.2%)
Columbia Dividend Opportunity Fund	4,005,277	$31,561,581

International (14.4%)
Columbia Emerging Markets Opportunity Fund	2,085,819	20,461,886
Columbia Global Equity Fund	1,437,054	10,849,755
Columbia Multi-Advisor International Value Fund	7,833,815	50,136,418
Columbia Seligman Global Technology Fund	351,044	7,547,442
RiverSource Disciplined International Equity Fund	2,166,241	16,355,121
RiverSource Partners International Select Growth Fund	7,742,084	54,581,691
RiverSource Partners International Small Cap Fund	1,584,362	10,044,857
Threadneedle International Opportunity Fund	3,553,571	32,515,170

Total		202,492,340

Real Estate (2.6%)
RiverSource Real Estate Fund	3,197,381	35,906,586

U.S. Large Cap (25.8%)
Columbia Diversified Equity Income Fund	5,958,210	61,429,143
Columbia Equity Value Fund	483,825	5,162,416
Columbia Large Core Quantitative Fund	10,165,621	56,520,851
Columbia Large Growth Quantitative Fund	5,775,608	51,691,694
Columbia Recovery and Infrastructure Fund	1,449,074	32,966,429
Columbia Select Large-Cap Value Fund	1,168,572	18,054,438
Columbia Seligman Communication and Information Fund(a)	314,841	15,250,876
RiverSource Partners Fundamental Value Fund	10,112,650	51,776,771
Seligman Growth Fund	14,052,218	70,823,177

Total		363,675,795

U.S. Mid Cap (5.9%)
Columbia Mid Cap Growth Opportunity Fund(a)	4,140,370	49,643,039
Columbia Mid Cap Value Opportunity Fund	4,116,458	33,384,476

Total		83,027,515

U.S. Small Cap (2.1%)
Columbia Frontier Fund(a)	1,182,788	13,673,037
Columbia Multi-Advisor Small Cap Value Fund(a)	2,625,345	16,067,109

Total		29,740,146

Total Equity Funds
(Cost: $651,820,304)		$746,403,963

Fixed-Income Funds (47.0%)
	Shares	Value

Convertible (1.1%)
Columbia Convertible Securities Fund	1,058,632	$16,112,385

Floating Rate (1.0%)
Columbia Floating Rate Fund	1,554,017	14,063,857

Global Bond (4.3%)
Columbia Global Bond Fund	8,521,309	60,842,149

High Yield (5.6%)
Columbia Income Opportunities Fund	8,159,693	79,067,422

Inflation Protected Securities (3.8%)
Columbia Inflation Protected Securities Fund	5,168,156	53,593,773

Investment Grade (31.2%)
Columbia Diversified Bond Fund	70,828,290	355,558,018
Columbia Limited Duration Credit Fund	1,805,951	18,077,565
Columbia U.S. Government Mortgage Fund	3,279,559	17,381,664
Columbia U.S. Treasury Index Fund	3,262,359	36,179,564
RiverSource Short Duration U.S. Government Fund	2,462,496	11,770,730

Total		438,967,541

Total Fixed-Income Funds
(Cost: $620,859,490)		$662,647,127

Cash Equivalents (—%)
	Shares	Value

Money Market (—%)
Columbia Money Market Fund, 0.008%	235	$235

Total Cash Equivalents
(Cost: $235)		$235

Total Investments
(Cost: $1,272,680,029)		$1,409,051,325
Other Assets and Liabilities, Net		(212,824)

Net Assets		$1,408,838,501

Notes to Investments in Affiliated Funds

(a)	Non-income producing.

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT  53

Investments in Affiliated Funds (continued)

Columbia Portfolio Builder Moderate Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2011:

Fair value at January 31, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets(a)	inputs	inputs	Total
Investments in Affiliated Funds	$1,409,051,325	$—	$—	$1,409,051,325

(a)	There were no significant transfers between Levels 1 and 2 during the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

54  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT

Investments in Affiliated Funds

Columbia Portfolio Builder Moderate Aggressive Fund
January 31, 2011
(Percentages represent value of investments compared to net assets)

Equity Funds (68.1%)
	Shares	Value

Dividend Income (2.9%)
Columbia Dividend Opportunity Fund	4,468,626	$35,212,775

International (18.6%)
Columbia Emerging Markets Opportunity Fund	2,326,017	22,818,229
Columbia Global Equity Fund	1,560,042	11,778,318
Columbia Multi-Advisor International Value Fund	8,757,870	56,050,365
Columbia Seligman Global Technology Fund	391,169	8,410,125
RiverSource Disciplined International Equity Fund	2,402,544	18,139,204
RiverSource Partners International Select Growth Fund	8,508,692	59,986,281
RiverSource Partners International Small Cap Fund	1,748,144	11,083,233
Threadneedle International Opportunity Fund	3,928,499	35,945,763

Total		224,211,518

Real Estate (2.6%)
RiverSource LaSalle Monthly Dividend Real Estate Fund	480,664	2,283,154
RiverSource Real Estate Fund	2,636,155	29,604,021

Total		31,887,175

U.S. Large Cap (33.6%)
Columbia Diversified Equity Income Fund	6,643,993	68,499,563
Columbia Equity Value Fund	540,530	5,767,457
Columbia Large Core Quantitative Fund	11,351,980	63,117,010
Columbia Large Growth Quantitative Fund	6,441,995	57,655,855
Columbia Recovery and Infrastructure Fund	1,598,027	36,355,114
Columbia Select Large-Cap Value Fund	1,303,739	20,142,773
Columbia Seligman Communication and Information Fund(a)	353,279	17,112,817
RiverSource Partners Fundamental Value Fund	11,280,440	57,755,852
Seligman Capital Fund(a)	34,419	941,026
Seligman Growth Fund	15,662,997	78,941,503

Total		406,288,970

U.S. Mid Cap (7.7%)
Columbia Mid Cap Growth Opportunity Fund(a)	4,617,671	55,365,877
Columbia Mid Cap Value Opportunity Fund	4,580,423	37,147,227

Total		92,513,104

U.S. Small Cap (2.7%)
Columbia Frontier Fund(a)	1,307,758	15,117,682
Columbia Multi-Advisor Small Cap Value Fund(a)	2,842,438	17,395,724

Total		32,513,406

Total Equity Funds
(Cost: $758,261,420)		$822,626,948

Fixed-Income Funds (31.9%)
	Shares	Value

Convertible (1.0%)
Columbia Convertible Securities Fund	792,756	$12,065,740

Floating Rate (0.8%)
Columbia Floating Rate Fund	1,087,893	9,845,429

Global Bond (2.9%)
Columbia Global Bond Fund	4,821,486	34,425,412

High Yield (3.7%)
Columbia Income Opportunities Fund	4,636,129	44,924,094

Inflation Protected Securities (2.5%)
Columbia Inflation Protected Securities Fund	2,930,455	30,388,815

Investment Grade (21.0%)
Columbia Diversified Bond Fund	41,205,933	206,853,783
Columbia Limited Duration Credit Fund	1,023,773	10,247,975
Columbia U.S. Government Mortgage Fund	1,863,476	9,876,422
Columbia U.S. Treasury Index Fund	2,442,978	27,092,628

Total		254,070,808

Total Fixed-Income Funds
(Cost: $363,049,654)		$385,720,298

Cash Equivalents (—%)
	Shares	Value

Money Market (—%)
Columbia Money Market Fund, 0.008%	15	$15

Total Cash Equivalents
(Cost: $15)		$15

Total Investments
(Cost: $1,121,311,089)		$1,208,347,261
Other Assets and Liabilities, Net		94,785

Net Assets		$1,208,442,046

Notes to Investments in Affiliated Funds

(a)	Non-income producing.

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT  55

Investments in Affiliated Funds (continued)

Columbia Portfolio Builder Moderate Aggressive Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2011:

Fair value at January 31, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets(a)	inputs	inputs	Total
Investments in Affiliated Funds	$1,208,347,261	$—	$—	$1,208,347,261

(a)	There were no significant transfers between Levels 1 and 2 during the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

56  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT

Investments in Affiliated Funds

Columbia Portfolio Builder Aggressive Fund
January 31, 2011
(Percentages represent value of investments compared to net assets)

Equity Funds (83.6%)
	Shares	Value

Dividend Income (3.6%)
Columbia Dividend Opportunity Fund	2,675,898	$21,086,073

International (22.2%)
Columbia Emerging Markets Opportunity Fund	1,398,043	13,714,806
Columbia Global Equity Fund	530,524	4,005,460
Columbia Multi-Advisor International Value Fund	5,242,296	33,550,695
Columbia Seligman Global Technology Fund	234,057	5,032,225
RiverSource Disciplined International Equity Fund	1,441,396	10,882,541
RiverSource Partners International Select Growth Fund	5,047,350	35,583,815
RiverSource Partners International Small Cap Fund	1,042,325	6,608,338
Threadneedle International Opportunity Fund	2,332,747	21,344,632

Total		130,722,512

Real Estate (3.1%)
RiverSource LaSalle Global Real Estate Fund	761,076	3,173,688
RiverSource Real Estate Fund	1,335,680	14,999,683

Total		18,173,371

U.S. Large Cap (42.0%)
Columbia Diversified Equity Income Fund	3,977,639	41,009,459
Columbia Equity Value Fund	324,033	3,457,428
Columbia Large Core Quantitative Fund	6,791,608	37,761,340
Columbia Large Growth Quantitative Fund	3,863,407	34,577,492
Columbia Recovery and Infrastructure Fund	950,199	21,617,023
Columbia Select Large-Cap Value Fund	780,838	12,063,948
Columbia Seligman Communication and Information Fund(a)	211,106	10,226,004
RiverSource Partners Fundamental Value Fund	6,765,635	34,640,053
Seligman Capital Fund(a)	161,795	4,423,482
Seligman Growth Fund	9,374,400	47,246,975

Total		247,023,204

U.S. Mid Cap (9.4%)
Columbia Mid Cap Growth Opportunity Fund(a)	2,757,332	33,060,411
Columbia Mid Cap Value Opportunity Fund	2,745,623	22,267,003

Total		55,327,414

U.S. Small Cap (3.3%)
Columbia Frontier Fund(a)	777,788	8,991,225
Columbia Multi-Advisor Small Cap Value Fund(a)	1,355,514	8,295,748
Columbia Select Smaller-Cap Value Fund(a)	118,471	2,043,622

Total		19,330,595

Total Equity Funds
(Cost: $457,757,943)		$491,663,169

Fixed-Income Funds (16.4%)
	Shares	Value

Convertible (0.7%)
Columbia Convertible Securities Fund	262,356	$3,993,060

Floating Rate (0.4%)
Columbia Floating Rate Fund	259,061	2,344,501

Global Bond (1.4%)
Columbia Global Bond Fund	1,161,517	8,293,231

High Yield (1.8%)
Columbia Income Opportunities Fund	1,117,994	10,833,362

Inflation Protected Securities (1.3%)
Columbia Inflation Protected Securities Fund	705,992	7,321,143

Investment Grade (10.8%)
Columbia Diversified Bond Fund	9,928,036	49,838,742
Columbia Limited Duration Credit Fund	246,635	2,468,811
Columbia U.S. Government Mortgage Fund	449,048	2,379,955
Columbia U.S. Treasury Index Fund	808,639	8,967,807

Total		63,655,315

Total Fixed-Income Funds
(Cost: $89,854,682)		$96,440,612

Cash Equivalents (—%)
	Shares	Value

Money Market (—%)
Columbia Money Market Fund, 0.008%	119	$119

Total Cash Equivalents
(Cost: $119)		$119

Total Investments
(Cost: $547,612,744)		$588,103,900
Other Assets and Liabilities, Net		(301,973)

Net Assets		$587,801,927

Notes to Investments in Affiliated Funds

(a)	Non-income producing.

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT  57

Investments in Affiliated Funds (continued)

Columbia Portfolio Builder Aggressive Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2011:

Fair value at January 31, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets(a)	inputs	inputs	Total
Investments in Affiliated Funds	$588,103,900	$—	$—	$588,103,900

(a)	There were no significant transfers between Levels 1 and 2 during the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

58  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT

Investments in Affiliated Funds

Columbia Portfolio Builder Total Equity Fund
January 31, 2011
(Percentages represent value of investments compared to net assets)

Equity Funds (100.0%)
	Shares	Value

Dividend Income (4.4%)
Columbia Dividend Opportunity Fund	2,687,542	$21,177,831

International (26.6%)
Columbia Emerging Markets Opportunity Fund	1,401,135	13,745,134
Columbia Global Equity Fund	357,635	2,700,149
Columbia Multi-Advisor International Value Fund	5,264,815	33,694,816
Columbia Seligman Global Technology Fund	234,307	5,037,601
RiverSource Disciplined International Equity Fund	1,448,955	10,939,611
RiverSource Partners International Select Growth Fund	4,915,734	34,655,925
RiverSource Partners International Small Cap Fund	1,028,023	6,517,665
Threadneedle International Opportunity Fund	2,299,592	21,041,265

Total		128,332,166

Real Estate (3.5%)
RiverSource LaSalle Global Real Estate Fund	1,015,659	4,235,299
RiverSource Real Estate Fund	1,095,152	12,298,554

Total		16,533,853

U.S. Large Cap (51.7%)
Columbia Diversified Equity Income Fund	3,932,811	40,547,285
Columbia Equity Value Fund	316,033	3,372,070
Columbia Large Core Quantitative Fund	6,819,057	37,913,956
Columbia Large Growth Quantitative Fund	3,873,621	34,668,909
Columbia Recovery and Infrastructure Fund	945,609	21,512,594
Columbia Select Large-Cap Value Fund	781,569	12,075,237
Columbia Seligman Communication and Information Fund(a)	212,077	10,273,032
RiverSource Partners Fundamental Value Fund	6,784,932	34,738,851
Seligman Capital Fund(a)	241,577	6,604,713
Seligman Growth Fund	9,399,351	47,372,729

Total		249,079,376

U.S. Mid Cap (10.0%)
Columbia Mid Cap Growth Opportunity Fund(a)	2,161,780	25,919,744
Columbia Mid Cap Value Opportunity Fund	2,755,229	22,344,907

Total		48,264,651

U.S. Small Cap (3.9%)
Columbia Frontier Fund(a)	764,194	8,834,077
Columbia Multi-Advisor Small Cap Value Fund(a)	649,015	3,971,975
Columbia Select Smaller-Cap Value Fund(a)	352,676	6,083,659

Total		18,889,711

Total Equity Funds
(Cost: $450,675,939)		$482,277,588

Cash Equivalents (—%)
	Shares	Value

Money Market (—%)
Columbia Money Market Fund, 0.008%	3	$3

Total Cash Equivalents
(Cost: $3)		$3

Total Investments
(Cost: $450,675,942)		$482,277,591
Other Assets and Liabilities, Net		(280,934)

Net Assets		$481,996,657

Notes to Investments in Affiliated Funds

(a)	Non-income producing.

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT  59

Investments in Affiliated Funds (continued)

Columbia Portfolio Builder Total Equity Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2011:

Fair value at January 31, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets(a)	inputs	inputs	Total
Investments in Affiliated Funds	$482,277,591	$—	$—	$482,277,591

(a)	There were no significant transfers between Levels 1 and 2 during the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

60  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT

Statements of Assets and Liabilities

		Columbia
	Columbia	Portfolio Builder	Columbia
	Portfolio Builder	Moderate	Portfolio Builder
	Conservative	Conservative	Moderate
January 31, 2011	Fund	Fund	Fund
Assets
Investments in affiliated funds, at value (identified cost $248,861,948, $440,442,909 and $1,272,680,029)	$274,200,255	$487,876,675	$1,409,051,325
Receivable for:
Capital shares sold	416,160	537,558	2,310,129
Affiliated investments sold	11,590	62,603	—
Dividends from affiliated funds	437,425	817,491	1,843,811

Total assets	275,065,430	489,294,327	1,413,205,265

Liabilities
Payable for:
Affiliated investments purchased	438,442	819,342	2,579,088
Capital shares purchased	480,954	496,959	1,602,068
Distribution fees	9,131	15,387	43,759
Transfer agent fees	8,897	13,623	33,401
Administration fees	450	801	2,307
Plan administration fees	2	2	16
Other expenses	65,863	190,058	106,125

Total liabilities	1,003,739	1,536,172	4,366,764

Net assets applicable to outstanding capital stock	$274,061,691	$487,758,155	$1,408,838,501

Represented by
Paid-in capital	$260,043,161	$472,538,768	$1,366,976,760
Undistributed net investment income	40,939	1,053,225	4,622,101
Accumulated net realized loss	(11,360,716)	(33,267,604)	(99,131,656)
Unrealized appreciation (depreciation) on:
Affiliated investments	25,338,307	47,433,766	136,371,296

Total — representing net assets applicable to outstanding capital stock	$274,061,691	$487,758,155	$1,408,838,501

Net assets	Class A	$217,146,673	$400,064,171	$1,164,732,153
	Class B	$30,599,281	$52,031,670	$153,335,501
	Class C	$26,212,361	$35,527,736	$90,001,232
	Class R	$2,548	$2,601	$2,653
	Class R4	$81,162	$110,717	$759,666
	Class Z	$19,666	$21,260	$7,296
Shares outstanding	Class A	20,807,124	37,830,292	108,735,750
	Class B	2,941,951	4,936,029	14,384,798
	Class C	2,521,974	3,373,147	8,449,163
	Class R	244	246	248
	Class R4	7,838	10,522	70,982
	Class Z	1,884	2,010	681
Net asset value per share	Class A(a)	$10.44	$10.58	$10.71
	Class B	$10.40	$10.54	$10.66
	Class C	$10.39	$10.53	$10.65
	Class R	$10.44	$10.57	$10.70
	Class R4	$10.35	$10.52	$10.70
	Class Z	$10.44	$10.58	$10.71

(a)	The maximum offering price per share for Class A for Columbia Portfolio Builder Conservative Fund, Columbia Portfolio Builder Moderate Conservative Fund and Columbia Portfolio Builder Moderate Fund is $10.96, $11.11 and $11.36, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75% for Columbia Portfolio Builder Conservative Fund and Columbia Portfolio Builder Moderate Conservative Fund; and dividing the net asset value by 1.0 minus the maximum sales charge of 5.75% for Columbia Portfolio Builder Moderate Fund.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT  61

Statements of Assets and Liabilities (continued)

	Columbia
	Portfolio Builder	Columbia	Columbia
	Moderate	Portfolio Builder	Portfolio Builder
January 31, 2011	Aggressive Fund	Aggressive Fund	Total Equity Fund
Assets
Investments in affiliated funds, at value (identified cost $1,121,311,089, $547,612,744 and $450,675,942)	$1,208,347,261	$588,103,900	$482,277,591
Receivable for:
Capital shares sold	1,723,113	556,304	429,032
Affiliated investments sold	—	1,077,154	129,332
Dividends from affiliated funds	1,070,520	264,007	—

Total assets	1,211,140,894	590,001,365	482,835,955

Liabilities
Payable for:
Affiliated investments purchased	1,240,244	265,270	—
Capital shares purchased	1,285,392	1,820,002	729,869
Distribution fees	36,967	18,051	14,823
Transfer agent fees	26,022	14,838	15,500
Administration fees	1,976	963	788
Plan administration fees	20	10	6
Other expenses	108,227	80,304	78,312

Total liabilities	2,698,848	2,199,438	839,298

Net assets applicable to outstanding capital stock	$1,208,442,046	$587,801,927	$481,996,657

Represented by
Paid-in capital	$1,245,290,724	$619,792,162	$536,848,751
Undistributed net investment income	1,789,026	2,725,140	1,189,349
Accumulated net realized loss	(125,673,876)	(75,206,531)	(87,643,092)
Unrealized appreciation (depreciation) on:
Affiliated investments	87,036,172	40,491,156	31,601,649

Total — representing net assets applicable to outstanding capital stock	$1,208,442,046	$587,801,927	$481,996,657

Net assets	Class A	$1,007,305,971	$489,241,362	$400,412,310
	Class B	$136,937,876	$66,322,906	$51,114,333
	Class C	$63,198,888	$31,771,501	$30,165,993
	Class R	$2,698	$2,717	$—
	Class R4	$992,047	$460,721	$304,021
	Class Z	$4,566	$2,720	$—
Shares outstanding	Class A	95,949,717	47,572,430	39,818,303
	Class B	13,105,413	6,476,482	5,103,937
	Class C	6,060,653	3,132,498	3,046,420
	Class R	257	265	—
	Class R4	94,380	44,720	30,137
	Class Z	435	265	—
Net asset value per share	Class A(a)	$10.50	$10.28	$10.06
	Class B	$10.45	$10.24	$10.01
	Class C	$10.43	$10.14	$9.90
	Class R	$10.50	$10.25	$—
	Class R4	$10.51	$10.30	$10.09
	Class Z	$10.50	$10.26	$—

(a)	The maximum offering price per share for Class A for Columbia Portfolio Builder Moderate Aggressive Fund, Columbia Portfolio Builder Aggressive Fund and Columbia Portfolio Builder Total Equity Fund is $11.14, $10.91 and $10.67, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

62  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT

Statements of Operations

		Columbia
	Columbia	Portfolio Builder
	Portfolio Builder	Moderate	Columbia
	Conservative	Conservative	Portfolio Builder
Year ended January 31, 2011	Fund	Fund	Moderate Fund
Net investment income:
Income:
Dividend distributions from underlying affiliated funds	$7,388,704	$13,820,400	$35,283,740

Expenses:
Distribution fees
Class A	518,959	927,776	2,622,949
Class B	355,848	564,647	1,597,883
Class C	224,193	305,760	742,948
Class R	5	5	5
Transfer agent fees
Class A	265,154	467,534	1,453,223
Class B	47,912	74,966	232,435
Class C	28,637	38,860	103,782
Class R	—	—	1
Class R4	74	44	181
Class Z	3	1	2
Administration fees	53,134	91,647	256,754
Plan administration fees
Class R4	194	205	1,261
Custodian fees	32,785	37,420	37,390
Printing and postage fees	32,915	44,152	117,750
Registration fees	114,293	122,329	138,819
Professional fees	21,470	24,255	25,420
Other	3,011	2,652	3,011

Total expenses	1,698,587	2,702,253	7,333,814
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(3)	—	—

Total net expenses	1,698,584	2,702,253	7,333,814

Net investment income	5,690,120	11,118,147	27,949,926

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Sales of underlying affiliated funds	(450,280)	(2,764,285)	(12,782,596)
Capital gain distributions from underlying affiliated funds	297,648	2,524,312	7,034,398

Net realized loss	(152,632)	(239,973)	(5,748,198)
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated issuers	18,124,333	45,822,770	169,982,723

Net change in unrealized appreciation	18,124,333	45,822,770	169,982,723

Net realized and unrealized gain	17,971,701	45,582,797	164,234,525

Net increase in net assets resulting from operations	$23,661,821	$56,700,944	$192,184,451

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT  63

Statements of Operations (continued)

	Columbia	Columbia	Columbia
	Portfolio Builder	Portfolio Builder	Portfolio Builder
	Moderate Aggressive	Aggressive	Total Equity
Year ended January 31, 2011	Fund	Fund	Fund
Net investment income
Income:
Dividend distributions from underlying affiliated funds	$26,105,069	$10,628,422	$6,952,598

Expenses:
Distribution fees
Class A	2,294,996	1,108,814	919,107
Class B	1,400,520	677,243	531,475
Class C	531,595	285,810	273,580
Class R	5	5	—
Transfer agent fees
Class A	1,541,479	812,422	699,000
Class B	246,204	129,780	106,179
Class C	90,051	53,197	52,637
Class R	1	1	—
Class R4	378	235	156
Class Z	2	1	—
Administration fees	222,425	108,050	89,682
Plan administration fees
Class R4	2,282	1,038	649
Custodian fees	36,705	34,755	27,765
Printing and postage fees	129,270	77,476	69,875
Registration fees	131,642	119,542	82,940
Professional fees	24,800	23,435	26,025
Other	2,712	2,757	2,235

Total expenses	6,655,067	3,434,561	2,881,305

Net investment income	19,450,002	7,193,861	4,071,293

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Sales of underlying affiliated funds	(19,152,124)	(11,405,099)	(15,267,423)
Capital gain distributions from underlying affiliated funds	5,868,242	2,777,514	2,215,424

Net realized loss	(13,283,882)	(8,627,585)	(13,051,999)
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated issuers	183,290,033	105,330,944	105,321,361

Net change in unrealized appreciation	183,290,033	105,330,944	105,321,361

Net realized and unrealized gain	170,006,151	96,703,359	92,269,362

Net increase in net assets resulting from operations	$189,456,153	$103,897,220	$96,340,655

The accompanying Notes to Financial Statements are an integral part of this statement.

64  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT

Statements of Changes in Net Assets

	Columbia		Columbia
	Portfolio Builder Conservative Fund		Portfolio Builder Moderate Conservative Fund
Year ended January 31,	2011	2010	2011	2010
Operations
Net investment income	$5,690,120	$5,709,045	$11,118,147	$9,644,719
Net realized loss	(152,632)	(6,994,483)	(239,973)	(21,706,224)
Net change in unrealized appreciation	18,124,333	37,923,588	45,822,770	88,552,797

Net increase in net assets resulting from operations	23,661,821	36,638,150	56,700,944	76,491,292

Distributions to shareholders from:
Net investment income
Class A	(5,081,914)	(4,532,493)	(11,077,967)	(8,090,803)
Class B	(546,316)	(734,560)	(1,183,136)	(1,175,533)
Class C	(407,624)	(304,822)	(711,429)	(427,897)
Class R	(27)	—	(32)	—
Class R4	(1,963)	(2,040)	(3,062)	(734)
Class Z	(124)	—	(36)	—

Total distributions to shareholders	(6,037,968)	(5,573,915)	(12,975,662)	(9,694,967)

Increase (decrease) in net assets from capital share transactions	10,687,389	16,554,097	21,963,246	21,475,544

Total increase in net assets	28,311,242	47,618,332	65,688,528	88,271,869
Net assets at beginning of year	245,750,449	198,132,117	422,069,627	333,797,758

Net assets at end of year	274,061,691	245,750,449	487,758,155	422,069,627

Undistributed net investment income	$40,939	$255,703	$1,053,225	$1,358,426

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT  65

Statements of Changes in Net Assets (continued)

	Columbia		Columbia
	Portfolio Builder Moderate Fund		Portfolio Builder Moderate Aggressive Fund
Year ended January 31,	2011	2010	2011	2010
Operations
Net investment income	$27,949,926	$24,836,386	$19,450,002	$18,725,309
Net realized loss	(5,748,198)	(59,731,126)	(13,283,882)	(73,035,989)
Net change in unrealized appreciation	169,982,723	277,167,828	183,290,033	300,408,101

Net increase in net assets resulting from operations	192,184,451	242,273,088	189,456,153	246,097,421

Distributions to shareholders from:
Net investment income
Class A	(28,106,882)	(23,248,824)	(20,226,744)	(16,723,686)
Class B	(2,968,708)	(3,399,131)	(1,898,609)	(1,943,932)
Class C	(1,504,141)	(1,037,657)	(827,852)	(579,671)
Class R	(27)	—	(31)	—
Class R4	(14,642)	(3,820)	(21,123)	(16,654)
Class Z	(85)	—	(58)	—

Total distributions to shareholders	(32,594,485)	(27,689,432)	(22,974,417)	(19,263,943)

Increase (decrease) in net assets from capital share transactions	88,449,660	103,835,021	3,669,422	9,952,852

Total increase in net assets	248,039,626	318,418,677	170,151,158	236,786,330
Net assets at beginning of year	1,160,798,875	842,380,198	1,038,290,888	801,504,558

Net assets at end of year	1,408,838,501	1,160,798,875	1,208,442,046	1,038,290,888

Undistributed net investment income	$4,622,101	$5,282,405	$1,789,026	$2,281,945

The accompanying Notes to Financial Statements are an integral part of this statement.

66  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT

	Columbia		Columbia
	Portfolio Builder Aggressive Fund		Portfolio Builder Total Equity Fund
Year ended January 31,	2011	2010	2011	2010
Operations
Net investment income	$7,193,861	$7,929,485	$4,071,293	$5,140,545
Net realized loss	(8,627,585)	(37,041,439)	(13,051,999)	(41,832,683)
Net change in unrealized appreciation	105,330,944	157,169,829	105,321,361	154,330,874

Net increase in net assets resulting from operations	103,897,220	128,057,875	96,340,655	117,638,736

Distributions to shareholders from:
Net investment income
Class A	(7,767,032)	(7,366,000)	(4,662,328)	(7,264,220)
Class B	(530,232)	(745,449)	(171,117)	(467,965)
Class C	(295,089)	(297,984)	(162,843)	(259,488)
Class R	(50)	—	—	—
Class R4	(7,946)	(5,589)	(3,969)	(3,608)
Class Z	(54)	—	—	—

Total distributions to shareholders	(8,600,403)	(8,415,022)	(5,000,257)	(7,995,281)

Increase (decrease) in net assets from capital share transactions	(16,275,842)	26,029,645	(39,594,809)	19,846,980

Total increase in net assets	79,020,975	145,672,498	51,745,589	129,490,435
Net assets at beginning of year	508,780,952	363,108,454	430,251,068	300,760,633

Net assets at end of year	587,801,927	508,780,952	481,996,657	430,251,068

Undistributed net investment income	$2,725,140	$2,833,664	$1,189,349	$1,197,766

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT  67

Statements of Changes in Net Assets (continued)

	Columbia				Columbia
	Portfolio Builder Conservative Fund				Portfolio Builder Moderate Conservative Fund
	2011		2010		2011		2010
Year ended January 31,	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	6,108,339	61,567,317	7,586,457	68,923,202	9,480,456	95,000,850	10,645,054	95,063,029
Conversions from Class B	753,380	7,563,931	770,070	7,223,830	1,067,198	10,575,928	1,034,363	9,433,116
Distributions reinvested	474,048	4,817,032	460,628	4,354,849	1,044,042	10,602,020	858,624	7,795,800
Redemptions	(5,813,137)	(58,974,402)	(6,682,680)	(61,285,448)	(8,682,630)	(87,424,035)	(9,663,024)	(85,698,645)

Net increase	1,522,630	14,973,878	2,134,475	19,216,433	2,909,066	28,754,763	2,875,017	26,593,300

Class B shares
Subscriptions	713,855	7,119,103	1,602,933	14,306,459	1,147,777	11,414,869	1,899,228	16,666,067
Distributions reinvested	50,558	512,895	73,254	692,833	110,081	1,115,206	123,885	1,116,072
Conversions to Class A	(755,639)	(7,563,931)	(772,541)	(7,223,830)	(1,070,438)	(10,575,928)	(1,037,776)	(9,433,116)
Redemptions	(1,073,994)	(10,794,966)	(1,801,747)	(16,329,361)	(1,525,920)	(15,259,029)	(2,317,452)	(20,411,739)

Net decrease	(1,065,220)	(10,726,899)	(898,101)	(8,553,899)	(1,338,500)	(13,304,882)	(1,332,115)	(12,062,716)

Class C shares
Subscriptions	1,166,300	11,767,547	1,166,632	10,682,445	1,279,934	12,832,945	1,277,816	11,490,281
Distributions reinvested	35,047	356,202	28,350	269,736	63,243	642,370	42,731	389,947
Redemptions	(566,246)	(5,713,108)	(557,713)	(5,088,317)	(705,820)	(7,054,134)	(555,940)	(4,934,188)

Net increase	635,101	6,410,641	637,269	5,863,864	637,357	6,421,181	764,607	6,946,040

Class R shares
Subscriptions	244	2,500	—	—	246	2,500	—	—

Net increase	244	2,500	—	—	246	2,500	—	—

Class R4 shares
Subscriptions	939	9,253	17,684	150,706	15,966	156,536	111	1,055
Distributions reinvested	170	1,712	198	1,806	271	2,752	53	482
Redemptions	(314)	(3,243)	(13,300)	(124,813)	(8,732)	(90,637)	(324)	(2,617)

Net increase (decrease)	795	7,722	4,582	27,699	7,505	68,651	(160)	(1,080)

Class Z shares
Subscriptions	1,875	19,453	—	—	2,010	21,033	—	—
Distributions reinvested	9	94	—	—	——	—	—	—

Net increase	1,884	19,547	—	—	2,010	21,033	—	—

Total net increase	1,095,434	10,687,389	1,878,225	16,554,097	2,217,684	21,963,246	2,307,349	21,475,544

The accompanying Notes to Financial Statements are an integral part of this statement.

68  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT

	Columbia				Columbia
	Portfolio Builder Moderate Fund				Portfolio Builder Moderate Aggressive Fund
	2011		2010		2011		2010
Year ended January 31,	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	26,619,796	266,371,211	28,997,132	252,231,034	18,185,958	176,558,870	19,300,216	158,690,695
Fund merger	—	—	—	—	—	—	431,752	3,699,919
Conversions from Class B	2,873,055	28,128,223	2,535,190	22,512,319	2,302,245	21,599,718	2,147,424	18,134,247
Distributions reinvested	2,674,712	27,180,929	2,611,973	22,645,241	1,974,121	19,669,394	1,911,769	16,374,158
Redemptions	(22,454,735)	(224,855,114)	(22,761,410)	(194,844,160)	(20,503,115)	(197,397,014)	(21,688,074)	(176,065,528)

Net increase	9,712,828	96,825,249	11,382,885	102,544,434	1,959,209	20,430,968	2,103,087	20,833,491

Class B shares
Subscriptions	3,219,766	31,706,858	5,104,572	43,482,546	2,290,599	21,804,248	3,313,238	26,885,900
Fund merger	—	—	—	—	—	—	97,414	830,554
Distributions reinvested	282,969	2,869,522	386,056	3,291,675	183,038	1,839,755	219,603	1,894,218
Conversions to Class A	(2,887,803)	(28,128,223)	(2,549,545)	(22,512,319)	(2,314,573)	(21,599,718)	(2,157,635)	(18,134,247)
Redemptions	(3,585,363)	(35,532,849)	(4,785,727)	(40,588,673)	(3,057,283)	(29,166,873)	(4,097,794)	(32,650,465)

Net decrease	(2,970,431)	(29,084,692)	(1,844,644)	(16,326,771)	(2,898,219)	(27,122,588)	(2,625,174)	(21,174,040)

Class C shares
Subscriptions	3,339,019	33,393,732	3,048,469	26,607,655	1,991,199	19,278,458	1,729,833	14,242,523
Fund merger	—	—	—	—	—	—	486,263	4,141,505
Distributions reinvested	136,318	1,386,795	111,733	969,656	75,737	761,401	61,845	538,435
Redemptions	(1,457,386)	(14,539,014)	(1,162,144)	(10,081,860)	(1,010,481)	(9,693,811)	(1,052,409)	(8,737,700)

Net increase	2,017,951	20,241,513	1,998,058	17,495,451	1,056,455	10,346,048	1,225,532	10,184,763

Class R shares
Subscriptions	248	2,500	—	—	257	2,500	—	—

Net increase	248	2,500	—	—	257	2,500	—	—

Class R4 shares
Subscriptions	47,475	456,903	15,872	148,837	11,288	106,032	21,925	172,424
Distributions reinvested	1,402	14,362	401	3,557	2,099	20,896	1,929	16,459
Redemptions	(1,276)	(13,251)	(3,240)	(30,487)	(12,156)	(118,681)	(10,202)	(80,245)

Net increase	47,601	458,014	13,033	121,907	1,231	8,247	13,652	108,638

Class Z shares
Subscriptions	678	7,043	—	—	433	4,224	—	—
Distributions reinvested	5	53	—	—	2	23	—	—
Redemptions	(2)	(20)	—	—	—	—	—	—

Net increase	681	7,076			435	4,247	—	—

Total net increase	8,808,878	88,449,660	11,549,332	103,835,021	119,368	3,669,422	717,097	9,952,852

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT  69

Statements of Changes in Net Assets (continued)

	Columbia				Columbia
	Portfolio Builder Aggressive Fund				Portfolio Builder Total Equity Fund
	2011		2010		2011		2010
Year ended January 31,	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)

Capital stock activity
Class A shares
Subscriptions	8,138,144	76,442,724	9,520,333	73,380,697	5,012,876	45,091,883	7,380,226	52,734,169
Fund merger	—	—	1,171,548	9,512,021	—	—	2,309,590	17,788,981
Conversions from Class B	1,139,205	10,253,942	990,039	7,967,727	970,536	8,329,488	937,433	7,165,430
Distributions reinvested	744,246	7,524,318	844,329	7,213,565	458,965	4,529,981	880,982	7,125,613
Redemptions	(10,261,719)	(95,606,635)	(10,129,940)	(77,814,399)	(9,096,654)	(81,232,873)	(9,822,692)	(71,479,403)

Net increase (decrease)	(240,124)	(1,385,651)	2,396,309	20,259,611	(2,654,277)	(23,281,521)	1,685,539	13,334,790

Class B shares
Subscriptions	907,927	8,302,236	1,580,428	12,127,998	430,642	3,778,631	1,067,141	7,414,164
Fund merger	—	—	346,568	2,803,097	—	—	600,862	4,585,310
Distributions reinvested	50,916	512,729	83,716	722,454	16,889	166,190	58,468	460,764
Conversions to Class A	(1,149,395)	(10,253,942)	(998,694)	(7,967,727)	(979,595)	(8,329,488)	(949,803)	(7,165,430)
Redemptions	(1,454,563)	(13,366,516)	(1,693,546)	(12,918,192)	(1,233,050)	(10,818,886)	(1,532,496)	(11,025,173)

Net decrease	(1,645,115)	(14,805,493)	(681,528)	(5,232,370)	(1,765,114)	(15,203,553)	(755,828)	(5,730,365)

Class C shares
Subscriptions	815,783	7,580,256	991,332	7,544,963	487,254	4,341,366	602,942	4,358,732
Fund merger	—	—	969,859	7,781,784	—	—	1,506,477	11,429,758
Distributions reinvested	26,974	269,205	32,235	275,322	15,136	147,268	29,648	238,693
Redemptions	(867,702)	(7,933,554)	(601,159)	(4,776,424)	(636,626)	(5,620,783)	(517,212)	(3,912,833)

Net increase (decrease)	(24,945)	(84,093)	1,392,267	10,825,645	(134,236)	(1,132,149)	1,621,855	12,114,350

Class R shares
Subscriptions	265	2,500	—	—	—	—	—	—

Net increase	265	2,500	—	—	—	—	—	—

Class R4 shares
Subscriptions	7,426	65,727	56,934	410,724	3,569	32,509	17,053	138,113
Distributions reinvested	768	7,768	622	5,423	388	3,835	413	3,422
Redemptions	(8,792)	(79,100)	(33,951)	(239,388)	(1,477)	(13,930)	(2,096)	(13,330)

Net increase (decrease)	(598)	(5,605)	23,605	176,759	2,480	22,414	15,370	128,205

Class Z shares
Subscriptions	265	2,500	—	—	—	—	—	—

Net increase	265	2,500	—	—	—	—	—	—

Total net increase (decrease)	(1,910,252)	(16,275,842)	3,130,653	26,029,645	(4,551,147)	(39,594,809)	2,566,936	19,846,980

The accompanying Notes to Financial Statements are an integral part of this statement.

70  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT

Financial Highlights

The following tables are intended to help you understand each Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2008 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods for less than one year.

Columbia Portfolio Builder Conservative Fund

Class A	Year ended January 31,
Per share data	2011	2010	2009	2008	2007
Net asset value, beginning of period	$9.77	$8.51	$10.15	$10.43	$10.36

Income from investment operations:
Net investment income	.24	.25	.32	.36	.34
Net realized and unrealized gain (loss) on investments	.68	1.25	(1.63)	.17	.24

Total from investment operations	.92	1.50	(1.31)	.53	.58

Less distributions to shareholders from:
Net investment income	(.25)	(.24)	(.31)	(.42)	(.38)
Net realized gains	—	—	(.02)	(.39)	(.13)

Total distributions to shareholders	(.25)	(.24)	(.33)	(.81)	(.51)

Net asset value, end of period	$10.44	$9.77	$8.51	$10.15	$10.43

Total return	9.47%	17.78%	(13.09% )	5.14%	5.76%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.48%	0.47%	0.47%	0.45%	0.49%

Net expenses after fees waived or expenses reimbursed(b)	0.48%	0.47%	0.47%	0.45%	0.49%

Net investment income	2.32%	2.71%	3.44%	3.42%	3.32%

Supplemental data
Net assets, end of period (in thousands)	$217,147	$188,324	$145,919	$111,051	$82,674

Portfolio turnover	16%	26%	27%	29%	54%

Class B	Year ended January 31,
Per share data	2011	2010	2009	2008	2007
Net asset value, beginning of period	$9.73	$8.48	$10.11	$10.40	$10.33

Income from investment operations:
Net investment income	.15	.17	.25	.28	.26
Net realized and unrealized gain (loss) on investments	.69	1.25	(1.62)	.16	.25

Total from investment operations	.84	1.42	(1.37)	.44	.51

Less distributions to shareholders from:
Net investment income	(.17)	(.17)	(.24)	(.34)	(.31)
Net realized gains	—	—	(.02)	(.39)	(.13)

Total distributions to shareholders	(.17)	(.17)	(.26)	(.73)	(.44)

Net asset value, end of period	$10.40	$9.73	$8.48	$10.11	$10.40

Total return	8.64%	16.82%	(13.69% )	4.27%	4.99%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.23%	1.23%	1.22%	1.20%	1.25%

Net expenses after fees waived or expenses reimbursed(b)	1.23%	1.23%	1.22%	1.20%	1.25%

Net investment income	1.47%	1.89%	2.60%	2.63%	2.54%

Supplemental data
Net assets, end of period (in thousands)	$30,599	$38,996	$41,590	$40,525	$35,958

Portfolio turnover	16%	26%	27%	29%	54%

See accompanying Notes to Financial Highlights.

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT  71

Financial Highlights (continued)

Columbia Portfolio Builder Conservative Fund (continued)

Class C	Year ended January 31,
Per share data	2011	2010	2009	2008	2007
Net asset value, beginning of period	$9.73	$8.48	$10.12	$10.41	$10.34

Income from investment operations:
Net investment income	.16	.18	.25	.28	.26
Net realized and unrealized gain (loss) on investments	.67	1.25	(1.63)	.16	.24

Total from investment operations	.83	1.43	(1.38)	.44	.50

Less distributions to shareholders from:
Net investment income	(.17)	(.18)	(.24)	(.34)	(.30)
Net realized gains	—	—	(.02)	(.39)	(.13)

Total distributions to shareholders	(.17)	(.18)	(.26)	(.73)	(.43)

Net asset value, end of period	$10.39	$9.73	$8.48	$10.12	$10.41

Total return	8.63%	16.92%	(13.75% )	4.29%	4.94%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.23%	1.22%	1.22%	1.20%	1.25%

Net expenses after fees waived or expenses reimbursed(b)	1.23%	1.22%	1.22%	1.20%	1.25%

Net investment income	1.60%	1.99%	2.68%	2.67%	2.51%

Supplemental data
Net assets, end of period (in thousands)	$26,212	$18,362	$10,602	$7,616	$5,209

Portfolio turnover	16%	26%	27%	29%	54%

	Year ended
Class R	January 31,
Per share data	2011(c)
Net asset value, beginning of period	$10.24

Income from investment operations:
Net investment income	.10
Net realized and unrealized gain on investments	.21

Total from investment operations	.31

Less distributions to shareholders from:
Net investment income	(.11)

Net asset value, end of period	$10.44

Total return	3.03%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.68%	(d)

Net expenses after fees waived or expenses reimbursed(b)	0.68%	(d)

Net investment income	2.78%	(d)

Supplemental data
Net assets, end of period (in thousands)	$3

Portfolio turnover	16%

See accompanying Notes to Financial Highlights.

72  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT

Columbia Portfolio Builder Conservative Fund (continued)

Class R4	Year ended January 31,
Per share data	2011	2010	2009	2008	2007
Net asset value, beginning of period	$9.69	$8.43	$10.05	$10.34	$10.27

Income from investment operations:
Net investment income	.24	.24	.35	.39	.36
Net realized and unrealized gain (loss) on investments	.67	1.25	(1.60)	.16	.24

Total from investment operations	.91	1.49	(1.25)	.55	.60

Less distributions to shareholders from:
Net investment income	(.25)	(.23)	(.35)	(.45)	(.40)
Net realized gains	—	—	(.02)	(.39)	(.13)

Total distributions to shareholders	(.25)	(.23)	(.37)	(.84)	(.53)

Net asset value, end of period	$10.35	$9.69	$8.43	$10.05	$10.34

Total return	9.49%	17.86%	(12.71% )	5.34%	6.00%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.44%	0.38%	0.39%	0.38%	0.33%

Net expenses after fees waived or expenses reimbursed(b)	0.44%	0.38%	0.13%	0.19%	0.33%

Net investment income	2.35%	2.69%	3.68%	3.68%	3.47%

Supplemental data
Net assets, end of period (in thousands)	$81	$68	$21	$24	$24

Portfolio turnover	16%	26%	27%	29%	54%

	Year ended
Class Z	January 31,
Per share data	2011(c)
Net asset value, beginning of period	$10.24

Income from investment operations:
Net investment income	.12
Net realized and unrealized gain on investments	.20

Total from investment operations	.32

Less distributions to shareholders from:
Net investment income	(.12)

Net asset value, end of period	$10.44

Total return	3.15%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.26%	(d)

Net expenses after fees waived or expenses reimbursed(b)	0.21%	(d)

Net investment income	3.28%	(d)

Supplemental data
Net assets, end of period (in thousands)	$20

Portfolio turnover	16%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.
(b)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(c)	For the period from September 27, 2010 (when shares became available) to January 31, 2011.
(d)	Annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT  73

Financial Highlights

Columbia Portfolio Builder Moderate Conservative Fund

Class A	Year ended January 31,
Per share data	2011	2010	2009	2008	2007
Net asset value, beginning of period	$9.61	$8.02	$10.28	$10.85	$10.68

Income from investment operations:
Net investment income	.26	.24	.31	.33	.33
Net realized and unrealized gain (loss) on investments	1.01	1.59	(2.27)	.11	.47

Total from investment operations	1.27	1.83	(1.96)	.44	.80

Less distributions to shareholders from:
Net investment income	(.30)	(.24)	(.27)	(.42)	(.40)
Net realized gains	—	—	(.03)	(.59)	(.23)

Total distributions to shareholders	(.30)	(.24)	(.30)	(1.01)	(.63)

Net asset value, end of period	$10.58	$9.61	$8.02	$10.28	$10.85

Total return	13.38%	23.06%	(19.31% )	3.99%	7.65%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.45%	0.45%	0.44%	0.41%	0.44%

Net expenses after fees waived or expenses reimbursed(b)	0.45%	0.45%	0.44%	0.41%	0.44%

Net investment income	2.58%	2.71%	3.26%	3.03%	2.99%

Supplemental data
Net assets, end of period (in thousands)	$400,064	$335,709	$257,155	$259,700	$197,884

Portfolio turnover	15%	30%	29%	31%	24%

Class B	Year ended January 31,
Per share data	2011	2010	2009	2008	2007
Net asset value, beginning of period	$9.58	$8.00	$10.25	$10.82	$10.65

Income from investment operations:
Net investment income	.17	.17	.23	.24	.24
Net realized and unrealized gain (loss) on investments	1.01	1.58	(2.25)	.12	.48

Total from investment operations	1.18	1.75	(2.02)	.36	.72

Less distributions to shareholders from:
Net investment income	(.22)	(.17)	(.20)	(.34)	(.32)
Net realized gains	—	—	(.03)	(.59)	(.23)

Total distributions to shareholders	(.22)	(.17)	(.23)	(.93)	(.55)

Net asset value, end of period	$10.54	$9.58	$8.00	$10.25	$10.82

Total return	12.43%	22.05%	(19.89% )	3.22%	6.87%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.20%	1.21%	1.19%	1.17%	1.19%

Net expenses after fees waived or expenses reimbursed(b)	1.20%	1.21%	1.19%	1.17%	1.19%

Net investment income	1.73%	1.88%	2.42%	2.22%	2.19%

Supplemental data
Net assets, end of period (in thousands)	$52,032	$60,124	$60,845	$76,118	$70,978

Portfolio turnover	15%	30%	29%	31%	24%

See accompanying Notes to Financial Highlights.

74  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT

Columbia Portfolio Builder Moderate Conservative Fund (continued)

Class C	Year ended January 31,
Per share data	2011	2010	2009	2008	2007
Net asset value, beginning of period	$9.58	$8.00	$10.25	$10.82	$10.65

Income from investment operations:
Net investment income	.19	.18	.23	.25	.24
Net realized and unrealized gain (loss) on investments	.99	1.58	(2.25)	.11	.48

Total from investment operations	1.18	1.76	(2.02)	.36	.72

Less distributions to shareholders from:
Net investment income	(.23)	(.18)	(.20)	(.34)	(.32)
Net realized gains	—	—	(.03)	(.59)	(.23)

Total distributions to shareholders	(.23)	(.18)	(.23)	(.93)	(.55)

Net asset value, end of period	$10.53	$9.58	$8.00	$10.25	$10.82

Total return	12.41%	22.14%	(19.88% )	3.23%	6.88%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.20%	1.20%	1.19%	1.17%	1.19%

Net expenses after fees waived or expenses reimbursed(b)	1.20%	1.20%	1.19%	1.17%	1.19%

Net investment income	1.85%	2.00%	2.48%	2.27%	2.22%

Supplemental data
Net assets, end of period (in thousands)	$35,528	$26,208	$15,772	$16,243	$12,992

Portfolio turnover	15%	30%	29%	31%	24%

	Year ended
Class R	January 31,
Per share data	2011(c)
Net asset value, beginning of period	$10.16

Income from investment operations:
Net investment income	.12
Net realized and unrealized gain on investments	.42

Total from investment operations	.54

Less distributions to shareholders from:
Net investment income	(.13)

Net asset value, end of period	$10.57

Total return	5.35%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.65%	(d)

Net expenses after fees waived or expenses reimbursed(b)	0.65%	(d)

Net investment income	3.25%	(d)

Supplemental data
Net assets, end of period (in thousands)	$3

Portfolio turnover	15%

See accompanying Notes to Financial Highlights.

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT  75

Financial Highlights (continued)

Columbia Portfolio Builder Moderate Conservative Fund (continued)

Class R4	Year ended January 31,
Per share data	2011	2010	2009	2008	2007
Net asset value, beginning of period	$9.57	$7.99	$10.24	$10.80	$10.64

Income from investment operations:
Net investment income	.30	.25	.33	.37	.35
Net realized and unrealized gain (loss) on investments	.96	1.58	(2.23)	.10	.46

Total from investment operations	1.26	1.83	(1.90)	.47	.81

Less distributions to shareholders from:
Net investment income	(.31)	(.25)	(.32)	(.44)	(.42)
Net realized gains	—	—	(.03)	(.59)	(.23)

Total distributions to shareholders	(.31)	(.25)	(.35)	(1.03)	(.65)

Net asset value, end of period	$10.52	$9.57	$7.99	$10.24	$10.80

Total return	13.34%	23.16%	(18.93% )	4.32%	7.74%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.38%	0.36%	0.37%	0.36%	0.28%

Net expenses after fees waived or expenses reimbursed(b)	0.38%	0.36%	0.07%	0.16%	0.28%

Net investment income	2.99%	2.79%	3.55%	3.41%	3.13%

Supplemental data
Net assets, end of period (in thousands)	$111	$29	$25	$43	$28

Portfolio turnover	15%	30%	29%	31%	24%

	Year ended
Class Z	January 31,
Per share data	2011(c)
Net asset value, beginning of period	$10.16

Income from investment operations:
Net investment income	.08
Net realized and unrealized gain on investments	.48

Total from investment operations	.56

Less distributions to shareholders from:
Net investment income	(.14)

Net asset value, end of period	$10.58

Total return	5.58%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.20%	(d)

Net expenses after fees waived or expenses reimbursed(b)	0.20%	(d)

Net investment income	2.37%	(d)

Supplemental data
Net assets, end of period (in thousands)	$21

Portfolio turnover	15%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(c)	For the period from September 27, 2010 (when shares became available) to January 30, 2011.
(d)	Annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.

76  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT

Financial Highlights

Columbia Portfolio Builder Moderate Fund

Class A	Year ended January 31,
Per share data	2011	2010	2009	2008	2007
Net asset value, beginning of period	$9.46	$7.58	$10.46	$11.36	$11.06

Income from investment operations:
Net investment income	.23	.23	.30	.31	.31
Net realized and unrealized gain (loss) on investments	1.29	1.90	(2.93)	.02	.71

Total from investment operations	1.52	2.13	(2.63)	.33	1.02

Less distributions to shareholders from:
Net investment income	(.27)	(.25)	(.23)	(.44)	(.41)
Net realized gains	—	—	(.02)	(.79)	(.31)

Total distributions to shareholders	(.27)	(.25)	(.25)	(1.23)	(.72)

Net asset value, end of period	$10.71	$9.46	$7.58	$10.46	$11.36

Total return	16.23%	28.49%	(25.51% )	2.69%	9.38%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.43%	0.45%	0.43%	0.41%	0.43%

Net expenses after fees waived or expenses reimbursed(b)	0.43%	0.45%	0.43%	0.41%	0.43%

Net investment income	2.32%	2.63%	3.19%	2.70%	2.68%

Supplemental data
Net assets, end of period (in thousands)	$1,164,732	$936,670	$664,054	$746,274	$600,270

Portfolio turnover	9%	26%	34%	27%	24%

Class B	Year ended January 31,
Per share data	2011	2010	2009	2008	2007
Net asset value, beginning of period	$9.41	$7.54	$10.41	$11.31	$11.02

Income from investment operations:
Net investment income	.15	.15	.22	.22	.19
Net realized and unrealized gain (loss) on investments	1.29	1.91	(2.91)	.02	.73

Total from investment operations	1.44	2.06	(2.69)	.24	.92

Less distributions to shareholders from:
Net investment income	(.19)	(.19)	(.16)	(.35)	(.32)
Net realized gains	—	—	(.02)	(.79)	(.31)

Total distributions to shareholders	(.19)	(.19)	(.18)	(1.14)	(.63)

Net asset value, end of period	$10.66	$9.41	$7.54	$10.41	$11.31

Total return	15.43%	27.54%	(26.12% )	1.92%	8.52%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.19%	1.21%	1.19%	1.17%	1.19%

Net expenses after fees waived or expenses reimbursed(b)	1.19%	1.21%	1.19%	1.17%	1.19%

Net investment income	1.47%	1.79%	2.32%	1.89%	1.87%

Supplemental data
Net assets, end of period (in thousands)	$153,336	$163,375	$144,798	$198,087	$188,671

Portfolio turnover	9%	26%	34%	27%	24%

See accompanying Notes to Financial Highlights.

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT  77

Financial Highlights (continued)

Columbia Portfolio Builder Moderate Fund (continued)

Class C	Year ended January 31,
Per share data	2011	2010	2009	2008	2007
Net asset value, beginning of period	$9.41	$7.55	$10.41	$11.32	$11.03

Income from investment operations:
Net investment income	.16	.17	.23	.23	.20
Net realized and unrealized gain (loss) on investments	1.28	1.88	(2.91)	.01	.73

Total from investment operations	1.44	2.05	(2.68)	.24	.93

Less distributions to shareholders from:
Net investment income	(.20)	(.19)	(.16)	(.36)	(.33)
Net realized gains	—	—	(.02)	(.79)	(.31)

Total distributions to shareholders	(.20)	(.19)	(.18)	(1.15)	(.64)

Net asset value, end of period	$10.65	$9.41	$7.55	$10.41	$11.32

Total return	15.40%	27.45%	(25.99% )	1.85%	8.53%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.19%	1.20%	1.19%	1.17%	1.19%

Net expenses after fees waived or expenses reimbursed(b)	1.19%	1.20%	1.19%	1.17%	1.19%

Net investment income	1.62%	1.92%	2.45%	1.97%	1.91%

Supplemental data
Net assets, end of period (in thousands)	$90,001	$60,533	$33,449	$35,786	$27,190

Portfolio turnover	9%	26%	34%	27%	24%

	Year ended
Class R	January 31,
Per share data	2011(c)
Net asset value, beginning of period	$10.10

Income from investment operations:
Net investment income	.11
Net realized and unrealized gain on investments	.60

Total from investment operations	.71

Less distributions to shareholders from:
Net investment income	(.11)

Net asset value, end of period	$10.70

Total return	7.06%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.67%	(d)

Net expenses after fees waived or expenses reimbursed(b)	0.67%	(d)

Net investment income	3.18%	(d)

Supplemental data
Net assets, end of period (in thousands)	$3

Portfolio turnover	9%

See accompanying Notes to Financial Highlights.

78  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT

Columbia Portfolio Builder Moderate Fund (continued)

Class R4	Year ended January 31,
Per share data	2011	2010	2009	2008	2007
Net asset value, beginning of period	$9.45	$7.57	$10.45	$11.34	$11.04

Income from investment operations:
Net investment income	.27	.26	.33	.36	.33
Net realized and unrealized gain (loss) on investments	1.26	1.88	(2.92)	.00 (e)	.70

Total from investment operations	1.53	2.14	(2.59)	.36	1.03

Less distributions to shareholders from:
Net investment income	(.28)	(.26)	(.27)	(.46)	(.42)
Net realized gains	—	—	(.02)	(.79)	(.31)

Total distributions to shareholders	(.28)	(.26)	(.29)	(1.25)	(.73)

Net asset value, end of period	$10.70	$9.45	$7.57	$10.45	$11.34

Total return	16.38%	28.70%	(25.22% )	2.99%	9.58%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.33%	0.35%	0.35%	0.35%	0.28%

Net expenses after fees waived or expenses reimbursed(b)	0.33%	0.35%	0.06%	0.14%	0.28%

Net investment income	2.66%	2.96%	3.50%	3.12%	3.02%

Supplemental data
Net assets, end of period (in thousands)	$760	$221	$78	$105	$112

Portfolio turnover	9%	26%	34%	27%	24%

	Year ended
Class Z	January 31,
Per share data	2011(c)
Net asset value, beginning of period	$10.10

Income from investment operations:
Net investment income	.16
Net realized and unrealized gain on investments	.58

Total from investment operations	.74

Less distributions to shareholders from:
Net investment income	(.13)

Net asset value, end of period	$10.71

Total return	7.31%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.11%	(d)

Net expenses after fees waived or expenses reimbursed(b)	0.11%	(d)

Net investment income	4.32%	(d)

Supplemental data
Net assets, end of period (in thousands)	$7

Portfolio turnover	9%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.
(b)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(c)	For the period from September 27, 2010 (when shares became available) to January 31, 2011.
(d)	Annualized.
(e)	Rounds to less than $0.01.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT  79

Financial Highlights

Columbia Portfolio Builder Moderate Aggressive Fund

Class A	Year ended January 31,
Per share data	2011	2010	2009	2008	2007
Net asset value, beginning of period	$9.03	$7.01	$10.48	$11.73	$11.34

Income from investment operations:
Net investment income	.18	.18	.23	.24	.25
Net realized and unrealized gain (loss) on investments	1.50	2.02	(3.46)	(.01)	.91

Total from investment operations	1.68	2.20	(3.23)	.23	1.16

Less distributions to shareholders from:
Net investment income	(.21)	(.18)	(.22)	(.40)	(.38)
Net realized gains	—	—	(.02)	(1.08)	(.39)

Total distributions to shareholders	(.21)	(.18)	(.24)	(1.48)	(.77)

Net asset value, end of period	$10.50	$9.03	$7.01	$10.48	$11.73

Total return	18.80%	31.56%	(31.15% )	1.57%	10.40%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.47%	0.49%	0.47%	0.43%	0.46%

Net expenses after fees waived or expenses reimbursed(b)	0.47%	0.49%	0.47%	0.43%	0.46%

Net investment income	1.89%	2.16%	2.51%	2.04%	2.01%

Supplemental data
Net assets, end of period (in thousands)	$1,007,306	$848,711	$644,510	$880,751	$801,243

Portfolio turnover	11%	28%	33%	33%	29%

Class B	Year ended January 31,
Per share data	2011	2010	2009	2008	2007
Net asset value, beginning of period	$8.99	$6.98	$10.43	$11.68	$11.30

Income from investment operations:
Net investment income	.10	.11	.16	.15	.10
Net realized and unrealized gain (loss) on investments	1.50	2.02	(3.44)	(.01)	.96

Total from investment operations	1.60	2.13	(3.28)	.14	1.06

Less distributions to shareholders from:
Net investment income	(.14)	(.12)	(.15)	(.31)	(.29)
Net realized gains	—	—	(.02)	(1.08)	(.39)

Total distributions to shareholders	(.14)	(.12)	(.17)	(1.39)	(.68)

Net asset value, end of period	$10.45	$8.99	$6.98	$10.43	$11.68

Total return	17.86%	30.56%	(31.65% )	0.81%	9.54%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.22%	1.26%	1.23%	1.19%	1.22%

Net expenses after fees waived or expenses reimbursed(b)	1.22%	1.26%	1.23%	1.19%	1.22%

Net investment income	1.05%	1.31%	1.69%	1.23%	1.21%

Supplemental data
Net assets, end of period (in thousands)	$136,938	$143,830	$130,075	$199,150	$202,094

Portfolio turnover	11%	28%	33%	33%	29%

See accompanying Notes to Financial Highlights.

80  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT

Columbia Portfolio Builder Moderate Aggressive Fund (continued)

Class C	Year ended January 31,
Per share data	2011	2010	2009	2008	2007
Net asset value, beginning of period	$8.97	$6.98	$10.43	$11.68	$11.30

Income from investment operations:
Net investment income	.11	.12	.16	.16	.12
Net realized and unrealized gain (loss) on investments	1.50	1.99	(3.44)	(.01)	.95

Total from investment operations	1.61	2.11	(3.28)	.15	1.07

Less distributions to shareholders from:
Net investment income	(.15)	(.12)	(.15)	(.32)	(.30)
Net realized gains	—	—	(.02)	(1.08)	(.39)

Total distributions to shareholders	(.15)	(.12)	(.17)	(1.40)	(.69)

Net asset value, end of period	$10.43	$8.97	$6.98	$10.43	$11.68

Total return	17.97%	30.37%	(31.63% )	0.85%	9.57%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.22%	1.25%	1.22%	1.19%	1.22%

Net expenses after fees waived or expenses reimbursed(b)	1.22%	1.25%	1.22%	1.19%	1.22%

Net investment income	1.18%	1.48%	1.79%	1.33%	1.27%

Supplemental data
Net assets, end of period (in thousands)	$63,199	$44,908	$26,361	$33,117	$25,619

Portfolio turnover	11%	28%	33%	33%	29%

	Year ended
Class R	January 31,
Per share data	2011(c)
Net asset value, beginning of period	$9.74

Income from investment operations:
Net investment income	.11
Net realized and unrealized gain on investments	.77

Total from investment operations	.88

Less distributions to shareholders from:
Net investment income	(.12)

Net asset value, end of period	$10.50

Total return	9.05%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.67%	(d)

Net expenses after fees waived or expenses reimbursed(b)	0.67%	(d)

Net investment income	3.03%	(d)

Supplemental data
Net assets, end of period (in thousands)	$3

Portfolio turnover	11%

See accompanying Notes to Financial Highlights.

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT  81

Financial Highlights (continued)

Columbia Portfolio Builder Moderate Aggressive Fund (continued)

Class R4	Year ended January 31,
Per share data	2011	2010	2009	2008	2007
Net asset value, beginning of period	$9.04	$7.02	$10.50	$11.75	$11.35

Income from investment operations:
Net investment income	.19	.19	.27	.29	.28
Net realized and unrealized gain (loss) on investments	1.51	2.02	(3.47)	(.02)	.91

Total from investment operations	1.70	2.21	(3.20)	.27	1.19

Less distributions to shareholders from:
Net investment income	(.23)	(.19)	(.26)	(.44)	(.40)
Net realized gains	—	—	(.02)	(1.08)	(.39)

Total distributions to shareholders	(.23)	(.19)	(.28)	(1.52)	(.79)

Net asset value, end of period	$10.51	$9.04	$7.02	$10.50	$11.75

Total return	18.92%	31.73%	(30.91% )	1.86%	10.69%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.34%	0.35%	0.35%	0.34%	0.31%

Net expenses after fees waived or expenses reimbursed(b)	0.34%	0.35%	0.09%	0.16%	0.31%

Net investment income	2.00%	2.30%	2.88%	2.41%	2.14%

Supplemental data
Net assets, end of period (in thousands)	$992	$842	$558	$806	$339

Portfolio turnover	11%	28%	33%	33%	29%

	Year ended
Class Z	January 31,
Per share data	2011(c)
Net asset value, beginning of period	$9.74

Income from investment operations:
Net investment income	.13
Net realized and unrealized gain on investments	.76

Total from investment operations	.89

Less distributions to shareholders from:
Net investment income	(.13)

Net asset value, end of period	$10.50

Total return	9.19%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.12%	(d)

Net expenses after fees waived or expenses reimbursed(b)	0.12%	(d)

Net investment income	3.63%	(d)

Supplemental data
Net assets, end of period (in thousands)	$5

Portfolio turnover	11%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(c)	For the period from September 27, 2010 (when shares became available) to January 31, 2011.
(d)	Annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.

82  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT

Financial Highlights

Columbia Portfolio Builder Aggressive Fund

Class A	Year ended January 31,
Per share data	2011	2010	2009	2008	2007
Net asset value, beginning of period	$8.62	$6.49	$10.46	$12.20	$11.66

Income from investment operations:
Net investment income	.14	.15	.17	.19	.19
Net realized and unrealized gain (loss) on investments	1.69	2.14	(3.98)	(.14)	1.18

Total from investment operations	1.83	2.29	(3.81)	.05	1.37

Less distributions to shareholders from:
Net investment income	(.17)	(.16)	(.12)	(.39)	(.35)
Net realized gains	—	—	(.04)	(1.40)	(.48)

Total distributions to shareholders	(.17)	(.16)	(.16)	(1.79)	(.83)

Net asset value, end of period	$10.28	$8.62	$6.49	$10.46	$12.20

Total return	21.22%	35.27%	(36.52% )	(0.31% )	11.85%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.50%	0.53%	0.51%	0.46%	0.49%

Net expenses after fees waived or expenses reimbursed(b)	0.50%	0.51%	0.50%	0.46%	0.49%

Net investment income	1.48%	1.92%	1.83%	1.53%	1.47%

Supplemental data
Net assets, end of period (in thousands)	$489,241	$411,906	$294,773	$428,864	$400,073

Portfolio turnover	10%	28%	35%	40%	40%

Class B	Year ended January 31,
Per share data	2011	2010	2009	2008	2007
Net asset value, beginning of period	$8.57	$6.46	$10.38	$12.11	$11.59

Income from investment operations:
Net investment income	.06	.08	.09	.09	.02
Net realized and unrealized gain (loss) on investments	1.69	2.12	(3.93)	(.13)	1.24

Total from investment operations	1.75	2.20	(3.84)	(.04)	1.26

Less distributions to shareholders from:
Net investment income	(.08)	(.09)	(.04)	(.29)	(.26)
Net realized gains	—	—	(.04)	(1.40)	(.48)

Total distributions to shareholders	(.08)	(.09)	(.08)	(1.69)	(.74)

Net asset value, end of period	$10.24	$8.57	$6.46	$10.38	$12.11

Total return	20.46%	34.10%	(37.04% )	(1.02% )	10.97%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.26%	1.29%	1.26%	1.22%	1.25%

Net expenses after fees waived or expenses reimbursed(b)	1.26%	1.27%	1.26%	1.22%	1.25%

Net investment income	0.62%	1.09%	0.99%	0.74%	0.66%

Supplemental data
Net assets, end of period (in thousands)	$66,323	$69,632	$56,864	$94,960	$98,480

Portfolio turnover	10%	28%	35%	40%	40%

See accompanying Notes to Financial Highlights.

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT  83

Financial Highlights (continued)

Columbia Portfolio Builder Aggressive Fund (continued)

Class C	Year ended January 31,
Per share data	2011	2010	2009	2008	2007
Net asset value, beginning of period	$8.50	$6.42	$10.33	$12.08	$11.58

Income from investment operations:
Net investment income	.07	.11	.10	.10	.06
Net realized and unrealized gain (loss) on investments	1.67	2.08	(3.92)	(.15)	1.20

Total from investment operations	1.74	2.19	(3.82)	(.05)	1.26

Less distributions to shareholders from:
Net investment income	(.10)	(.11)	(.05)	(.30)	(.28)
Net realized gains	—	—	(.04)	(1.40)	(.48)

Total distributions to shareholders	(.10)	(.11)	(.09)	(1.70)	(.76)

Net asset value, end of period	$10.14	$8.50	$6.42	$10.33	$12.08

Total return	20.45%	34.07%	(37.00% )	(1.06% )	11.00%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.25%	1.28%	1.26%	1.21%	1.25%

Net expenses after fees waived or expenses reimbursed(b)	1.25%	1.26%	1.25%	1.21%	1.25%

Net investment income	0.72%	1.37%	1.09%	0.83%	0.72%

Supplemental data
Net assets, end of period (in thousands)	$31,772	$26,852	$11,330	$15,158	$12,216

Portfolio turnover	10%	28%	35%	40%	40%

	Year ended
Class R	January 31,
Per share data	2011(c)
Net asset value, beginning of period	$9.42

Income from investment operations:
Net investment income	.10
Net realized and unrealized gain on investments	.92

Total from investment operations	1.02

Less distributions to shareholders from:
Net investment income	(.19)

Net asset value, end of period	$10.25

Total return	10.87%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.71%	(d)

Net expenses after fees waived or expenses reimbursed(b)	0.71%	(d)

Net investment income	2.91%	(d)

Supplemental data
Net assets, end of period (in thousands)	$3

Portfolio turnover	10%

See accompanying Notes to Financial Highlights.

84  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT

Columbia Portfolio Builder Aggressive Fund (continued)

Class R4	Year ended January 31,
Per share data	2011	2010	2009	2008	2007
Net asset value, beginning of period	$8.63	$6.50	$10.48	$12.23	$11.68

Income from investment operations:
Net investment income	.15	.17	.22	.28	.22
Net realized and unrealized gain (loss) on investments	1.70	2.13	(4.01)	(.20)	1.17

Total from investment operations	1.85	2.30	(3.79)	.08	1.39

Less distributions to shareholders from:
Net investment income	(.18)	(.17)	(.15)	(.43)	(.36)
Net realized gains	—	—	(.04)	(1.40)	(.48)

Total distributions to shareholders	(.18)	(.17)	(.19)	(1.83)	(.84)

Net asset value, end of period	$10.30	$8.63	$6.50	$10.48	$12.23

Total return	21.46%	35.36%	(36.20% )	(0.09% )	12.04%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.38%	0.36%	0.36%	0.35%	0.33%

Net expenses after fees waived or expenses reimbursed(b)	0.38%	0.36%	0.11%	0.18%	0.33%

Net investment income	1.62%	2.13%	2.57%	2.29%	1.60%

Supplemental data
Net assets, end of period (in thousands)	$461	$391	$141	$110	$77

Portfolio turnover	10%	28%	35%	40%	40%

	Year ended
Class Z	January 31,
Per share data	2011(c)
Net asset value, beginning of period	$9.42

Income from investment operations:
Net investment income	.12
Net realized and unrealized gain on investments	.92

Total from investment operations	1.04

Less distributions to shareholders from:
Net investment income	(.20)

Net asset value, end of period	$10.26

Total return	11.11%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.18%	(d)

Net expenses after fees waived or expenses reimbursed(b)	0.18%	(d)

Net investment income	3.44%	(d)

Supplemental data
Net assets, end of period (in thousands)	$3

Portfolio turnover	10%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(c)	For the period from September 27, 2010 (when shares became available) to January 31, 2011.
(d)	Annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT  85

Financial Highlights

Columbia Portfolio Builder Total Equity Fund

Class A	Year ended January 31,
Per share data	2011	2010	2009	2008	2007
Net asset value, beginning of period	$8.20	$6.03	$10.53	$12.61	$11.99

Income from investment operations:
Net investment income	.10	.11	.11	.12	.14
Net realized and unrealized gain (loss) on investments	1.88	2.23	(4.51)	(.26)	1.40

Total from investment operations	1.98	2.34	(4.40)	(.14)	1.54

Less distributions to shareholders from:
Net investment income	(.12)	(.17)	(.04)	(.34)	(.33)
Net realized gains	—	—	(.06)	(1.60)	(.59)

Total distributions to shareholders	(.12)	(.17)	(.10)	(1.94)	(.92)

Net asset value, end of period	$10.06	$8.20	$6.03	$10.53	$12.61

Total return	24.15%	38.93%	(41.88% )	(2.04% )	13.02%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.51%	0.55%	0.52%	0.46%	0.49%

Net expenses after fees waived or expenses reimbursed(b)	0.51%	0.51%	0.51%	0.46%	0.49%

Net investment income	1.06%	1.50%	1.18%	0.93%	0.88%

Supplemental data
Net assets, end of period (in thousands)	$400,412	$348,269	$245,908	$384,378	$364,207

Portfolio turnover	6%	25%	28%	31%	27%

Class B	Year ended January 31,
Per share data	2011	2010	2009	2008	2007
Net asset value, beginning of period	$8.16	$5.97	$10.44	$12.52	$11.91

Income from investment operations:
Net investment income	.02	.05	.03	.01	—
Net realized and unrealized gain (loss) on investments	1.86	2.21	(4.44)	(.26)	1.44

Total from investment operations	1.88	2.26	(4.41)	(.25)	1.44

Less distributions to shareholders from:
Net investment income	(.03)	(.07)	—	(.23)	(.24)
Net realized gains	—	—	(.06)	(1.60)	(.59)

Total distributions to shareholders	(.03)	(.07)	(.06)	(1.83)	(.83)

Net asset value, end of period	$10.01	$8.16	$5.97	$10.44	$12.52

Total return	23.09%	37.90%	(42.30% )	(2.86% )	12.25%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.27%	1.31%	1.28%	1.22%	1.25%

Net expenses after fees waived or expenses reimbursed(b)	1.27%	1.27%	1.27%	1.22%	1.25%

Net investment income	0.18%	0.65%	0.32%	0.11%	0.06%

Supplemental data
Net assets, end of period (in thousands)	$51,114	$56,041	$45,515	$84,629	$91,174

Portfolio turnover	6%	25%	28%	31%	27%

See accompanying Notes to Financial Highlights.

86  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT

Columbia Portfolio Builder Total Equity Fund (continued)

Class C	Year ended January 31,
Per share data	2011	2010	2009	2008	2007
Net asset value, beginning of period	$8.08	$5.94	$10.39	$12.49	$11.90

Income from investment operations:
Net investment income	.03	.08	.04	.03	—
Net realized and unrealized gain (loss) on investments	1.84	2.17	(4.43)	(.27)	1.44

Total from investment operations	1.87	2.25	(4.39)	(.24)	1.44

Less distributions to shareholders from:
Net investment income	(.05)	(.11)	—	(.26)	(.26)
Net realized gains	—	—	(.06)	(1.60)	(.59)

Total distributions to shareholders	(.05)	(.11)	(.06)	(1.86)	(.85)

Net asset value, end of period	$9.90	$8.08	$5.94	$10.39	$12.49

Total return	23.20%	37.90%	(42.31% )	(2.87% )	12.25%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.26%	1.29%	1.27%	1.22%	1.25%

Net expenses after fees waived or expenses reimbursed(b)	1.26%	1.26%	1.26%	1.22%	1.25%

Net investment income	0.32%	1.08%	0.43%	0.24%	0.15%

Supplemental data
Net assets, end of period (in thousands)	$30,166	$25,713	$9,263	$13,707	$11,361

Portfolio turnover	6%	25%	28%	31%	27%

Class R4	Year ended January 31,
Per share data	2011	2010	2009	2008	2007
Net asset value, beginning of period	$8.23	$6.05	$10.57	$12.65	$12.01

Income from investment operations:
Net investment income	.12	.15	.13	.15	.16
Net realized and unrealized gain (loss) on investments	1.87	2.22	(4.52)	(.26)	1.41

Total from investment operations	1.99	2.37	(4.39)	(.11)	1.57

Less distributions to shareholders from:
Net investment income	(.13)	(.19)	(.07)	(.37)	(.34)
Net realized gains	—	—	(.06)	(1.60)	(.59)

Total distributions to shareholders	(.13)	(.19)	(.13)	(1.97)	(.93)

Net asset value, end of period	$10.09	$8.23	$6.05	$10.57	$12.65

Total return	24.25%	39.18%	(41.58% )	(1.78% )	13.27%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.38%	0.36%	0.36%	0.35%	0.33%

Net expenses after fees waived or expenses reimbursed(b)	0.38%	0.36%	0.11%	0.16%	0.33%

Net investment income	1.27%	1.93%	1.43%	1.17%	0.91%

Supplemental data
Net assets, end of period (in thousands)	$304	$228	$74	$164	$194

Portfolio turnover	6%	25%	28%	31%	27%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.
(b)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT  87

Notes to Financial Statements
January 31, 2011

Note 1. Organization

RiverSource Market Advantage Series, Inc. (the Corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Information presented in these financial statements pertains to the following series of the Corporation (each a Fund and collectively, the Funds): Columbia Portfolio Builder Conservative Fund; Columbia Portfolio Builder Moderate Conservative Fund; Columbia Portfolio Builder Moderate Fund; Columbia Portfolio Builder Moderate Aggressive Fund; Columbia Portfolio Builder Aggressive Fund; and Columbia Portfolio Builder Total Equity Fund. Each Fund currently operates as a diversified fund. On February 15, 2011, shareholders approved a proposal to reorganize Columbia Portfolio Builder Conservative Fund, Columbia Portfolio Builder Moderate Conservative Fund, Columbia Portfolio Builder Moderate Fund, Columbia Portfolio Builder Moderate Aggressive Fund, and Columbia Portfolio Builder Aggressive Fund into a newly formed series of Columbia Funds Series Trust II (formerly known as RiverSource Series Trust), a Massachusetts business trust. The reorganization was completed on March 7, 2011.

Each Fund is a “fund-of-funds” and invests in a combination of underlying affiliated funds* for which Columbia Management Investment Advisers, LLC (Columbia Management) or an affiliate acts as investment manager or principal underwriter. Columbia Management is the Investment Manager for the Funds.

*	For information on the goals, investment strategies and risks of the underlying funds please refer to Appendix A and B in the Funds’ most recent prospectus.

Fund Shares
The Corporation has 10 billion authorized shares of capital stock ($0.01 par value) that can be allocated among the separate series as designated by the Corporation’s Board of Directors (the Board). Columbia Portfolio Builder Conservative Fund, Columbia Portfolio Builder Moderate Conservative Fund, Columbia Portfolio Builder Moderate Fund, Columbia Portfolio Builder Moderate Aggressive Fund, and Columbia Portfolio Builder Aggressive Fund offer Class A, Class B, Class C, Class R, Class R4, and Class Z shares. Columbia Portfolio Builder Total Equity Fund offers Class A, Class B, Class C, and Class R4 shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% for Columbia Portfolio Builder Moderate Fund, Columbia Portfolio Builder Moderate Aggressive Fund, Columbia Portfolio Builder Aggressive Fund and Columbia Portfolio Builder Total Equity Fund and 4.75% for Columbia Portfolio Builder Conservative and Columbia Portfolio Builder Moderate Conservative based on the investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million at the time of purchase are subject to a 1.00% contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

The Funds no longer accept investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Funds and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds. Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class R shares are not subject to sales charges and are available to qualifying institutional investors. Class R shares became effective September 27, 2010.

Class R4 shares are not subject to sales charges; however, the class was closed to new investors effective December 31, 2010.

Class Z shares are not subject to sales charges and are available only to certain investors, as described in the Fund’s prospectus. Class Z shares became effective September 27, 2010.

Note 2. Summary of Significant Accounting Policies

Use of Estimates
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

88  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Security Valuation
Investments in the underlying funds are valued at the net asset value at the close of each business day.

Security Transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition
Income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date.

Expenses
General expenses of the Corporation are allocated to the Funds and other funds of the Corporation based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a specific class of shares are charged to that share class. Expenses directly attributable to a Fund are charged to the Funds.

Determination of Class Net Asset Value
All income, expenses (other than class-specific expenses which are charged directly to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Funds on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status
For federal income tax purposes, each Fund is treated as a separate entity. The Funds intend to qualify each year as separate “regulated investment companies” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of their taxable income for their tax year, and as such will not be subject to federal income taxes. In addition, the Funds intend to distribute in each calendar year substantially all of their net investment income, capital gains and certain other amounts, if any, such that the Funds should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.

Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly for Columbia Portfolio Builder Conservative Fund, Columbia Portfolio Builder Moderate Conservative Fund, Columbia Portfolio Builder Moderate Fund and Columbia Portfolio Builder Moderate Aggressive Fund and are declared and paid annually for Columbia Portfolio Builder Aggressive Fund and Columbia Portfolio Builder Total Equity Fund. The Funds will distribute net realized capital gains (including net short-term capital gains) at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications
Under the Funds’ organizational documents, their officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, certain of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees and Underlying Fund Fees
Each Fund does not pay the Investment Manager a direct management fee for managing its assets. In addition to the fees and expenses which each Fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds (also referred to as “acquired funds”) in which a Fund invests. Because the underlying funds have varied expense and fee levels and each Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT  89

Notes to Financial Statements (continued)

Administration Fees
Under an Administrative Services Agreement, each Fund pays the Fund Administrator an annual fee for administration and accounting services equal to 0.02% of each Fund’s average daily net assets. Prior to January 1, 2011, Ameriprise Financial, Inc. (Ameriprise Financial) served as the Fund Administrator. Since January 1, 2011, Columbia Management Investment Advisors, LLC has served as the Fund Administrator.

Compensation of Board Members
Compensation to board members and certain other core expenses are paid directly by the affiliated underlying funds in which each Fund invests.

Transfer Agent Fees
Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (the Transfer Agent) is responsible for providing transfer agency services to the Funds.

Prior to September 7, 2010, the Transfer Agent received annual account-based service fees for Class A, Class B and Class C shares which amount varied by class. In addition, the Transfer Agent charged an annual fee per inactive account and received reimbursement from the Fund for certain out-of-pocket expenses.

Under a new Transfer Agency Agreement effective September 7, 2010, the Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Funds for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Funds subject to an annual limitation (that varies by class) that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent also pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Funds.

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses.

For the year ended January 31, 2011, the Funds’ effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

	Class A	Class B	Class C	Class R		Class R4	Class Z
Columbia Portfolio Builder Conservative Fund	0.13%	0.14%	0.13%	0.03	%*	0.10%	0.07	%*
Columbia Portfolio Builder Moderate Conservative Fund	0.13	0.13	0.13	0.03	*	0.05	0.06	*
Columbia Portfolio Builder Moderate Fund	0.14	0.15	0.14	0.13	*	0.04	0.09	*
Columbia Portfolio Builder Moderate Aggressive Fund	0.17	0.18	0.17	0.13	*	0.04	0.09	*
Columbia Portfolio Builder Aggressive Fund	0.18	0.19	0.19	0.13	*	0.06	0.13	*
Columbia Portfolio Builder Total Equity Fund	0.19	0.20	0.19	N/A		0.06	N/A

*	Annualized.

Plan Administration Fees
Under a Plan Administration Services Agreement with the Transfer Agent, each Fund pays an annual fee at a rate of 0.25% of each Fund’s average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees
Each Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund paid a fee at an annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Class A shares, a fee at an annual rate of up to 0.50% of each Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

90  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) for each Fund was approximately as follows:

Fund	Class B	Class C
Columbia Portfolio Builder Conservative Fund	$2,074,000	$181,000
Columbia Portfolio Builder Moderate Conservative Fund	2,978,000	265,000
Columbia Portfolio Builder Moderate Fund	7,724,000	1,423,000
Columbia Portfolio Builder Moderate Aggressive Fund	6,366,000	1,172,000
Columbia Portfolio Builder Aggressive Fund	2,917,000	180,000
Columbia Portfolio Builder Total Equity Fund	2,468,000	1,380,000

These amounts are based on the most recent information available as of October 31, 2010, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges
Sales charges, including front-end and CDSCs, received by the Distributor for distributing each Fund’s shares for the year ended January 31, 2011, are as follows:

Fund	Class A	Class B	Class C
Columbia Portfolio Builder Conservative Fund	$481,918	$16,253	$6,783
Columbia Portfolio Builder Moderate Conservative Fund	801,897	29,270	6,438
Columbia Portfolio Builder Moderate Fund	3,062,588	95,681	15,384
Columbia Portfolio Builder Moderate Aggressive Fund	3,033,722	120,409	8,399
Columbia Portfolio Builder Aggressive Fund	1,482,078	84,536	7,491
Columbia Portfolio Builder Total Equity Fund	906,759	50,197	3,652

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates
For the year ended January 31, 2011, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*) were as follows:

Fund	Class R4	Class Z
Columbia Portfolio Builder Conservative Fund	0.44%	0.21%

The transfer agency fees and other expenses waived/reimbursed at the class level were as follows:

Fund	Class R4	Class Z
Columbia Portfolio Builder Conservative Fund	$1	$2

Under an agreement which was effective until March 31, 2011, the Investment Manager and its affiliates contractually agreed to waive certain fees and reimburse certain expenses such that net expenses (excluding fees and expenses of acquired funds*) would not exceed 0.51% for Class A, 1.27% for Class B, 1.26% for Class C, 0.76% for Class R (not applicable to Columbia Portfolio Builder Total Equity Fund), 0.44% for Class R4 and 0.26% for Class Z (not applicable to Columbia Portfolio Builder Total Equity Fund).

For the year ended January 31, 2011, the waiver was not invoked for Columbia Portfolio Builder Moderate Conservative Fund, Columbia Portfolio Builder Moderate Fund, Columbia Portfolio Builder Moderate Aggressive Fund, Columbia Portfolio Builder Aggressive Fund and Columbia Portfolio Builder Total Equity Fund, since the Fund’s expenses were below the cap amount.

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT  91

Notes to Financial Statements (continued)

Effective April 1, 2011, the Investment Manager and its affiliates have contractually agreed to waive certain fees and reimburse certain expenses until March 31, 2012, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), will not exceed 0.51% for Class A, 1.26% for Class B, 1.26% for Class C, 0.76% for Class R (not applicable to Columbia Portfolio Builder Total Equity Fund), 0.44% for Class R4 and 0.26% for Class Z (not applicable for Columbia Portfolio Builder Total Equity Fund).

*	In addition to the fees and expenses which each Fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and each Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.

Note 4. Portfolio Information

For the year ended January 31, 2011, the cost of purchases and proceeds from sales of investments in underlying affiliated funds, for each fund aggregated to:

Fund	Purchases	Proceeds
Columbia Portfolio Builder Conservative Fund	$53,786,466	$42,854,257
Columbia Portfolio Builder Moderate Conservative Fund	91,442,520	68,708,858
Columbia Portfolio Builder Moderate Fund	205,580,096	113,972,066
Columbia Portfolio Builder Moderate Aggressive Fund	131,951,972	125,716,952
Columbia Portfolio Builder Aggressive Fund	53,827,938	68,374,704
Columbia Portfolio Builder Total Equity Fund	28,699,580	67,068,740

Note 5. Investments in Underlying Affiliated Funds over 5%

The Funds do not invest in the underlying funds for the purpose of exercising management or control. At January 31, 2011, each Fund held the following positions, which exceeded 5% of the underlying fund’s shares outstanding:

Columbia Portfolio Builder Conservative Fund

Underlying fund	Percent of shares held
Columbia Limited Duration Credit Fund	7.47%

Columbia Portfolio Builder Moderate Conservative Fund

Underlying fund	Percent of shares held
Columbia Limited Duration Credit Fund	7.09%
RiverSource Real Estate Fund	5.59
Columbia Global Bond Fund	5.56

Columbia Portfolio Builder Moderate Fund

Underlying fund	Percent of shares held
RiverSource Real Estate Fund	16.17%
RiverSource Partners International Select Growth Fund	13.57
Columbia Global Bond Fund	11.90
Columbia Inflation Protected Securities Fund	10.22
RiverSource Partners Fundamental Value Fund	9.39
Columbia Income Opportunities Fund	9.37
Columbia Frontier Fund	8.71
Threadneedle International Opportunity Fund	8.00
Columbia Multi-Advisor International Value Fund	7.51
Columbia Large Growth Quantitative Fund	7.36
Columbia U.S. Government Mortgage Fund	7.27
Columbia Diversified Bond Fund	6.95
RiverSource Partners International Small Cap Fund	6.95

92  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT

Columbia Portfolio Builder Moderate Aggressive Fund

Underlying fund	Percent of shares held
RiverSource Partners International Select Growth Fund	14.92%
RiverSource Real Estate Fund	13.34
RiverSource Partners Fundamental Value Fund	10.48
Columbia Frontier Fund	9.64
Threadneedle International Opportunity Fund	8.85
Columbia Multi-Advisor International Value Fund	8.40
Columbia Large Growth Quantitative Fund	8.22
RiverSource Partners International Small Cap Fund	7.67
RiverSource LaSalle Monthly Dividend Real Estate Fund	6.94
Columbia Global Bond Fund	6.74
Columbia Inflation Protected Securities Fund	5.80
Columbia Income Opportunities Fund	5.33

Columbia Portfolio Builder Aggressive Fund

Underlying fund	Percent of shares held
RiverSource LaSalle Global Real Estate Fund	21.33%
RiverSource Partners International Select Growth Fund	8.87
RiverSource Real Estate Fund	6.77
RiverSource Partners Fundamental Value Fund	6.30
Columbia Frontier Fund	5.74
Threadneedle International Opportunity Fund	5.27
Columbia Multi-Advisor International Value Fund	5.04

Columbia Portfolio Builder Total Equity Fund

Underlying fund	Percent of shares held
RiverSource LaSalle Global Real Estate Fund	28.47%
RiverSource Partners International Select Growth Fund	8.62
RiverSource Partners Fundamental Value Fund	6.31
Columbia Frontier Fund	5.63
RiverSource Real Estate Fund	5.54
Threadneedle International Opportunity Fund	5.18
Columbia Multi-Advisor International Value Fund	5.05

Note 6. Fund Merger

Columbia Portfolio Builder Moderate Aggressive Fund

At the close of business on August 14, 2009, Columbia Portfolio Builder Moderate Aggressive Fund acquired the assets and assumed the identified liabilities of Seligman Asset Allocation Balanced Fund. The reorganization was completed after shareholders approved the plan on June 2, 2009.

The aggregate net assets of Columbia Portfolio Builder Moderate Aggressive Fund immediately before the acquisition were $972,732,835 and the combined net assets immediately after the acquisition were $981,404,813.

The merger was accomplished by a tax-free exchange of 1,983,274 shares of Seligman Asset Allocation Balanced Fund valued at $8,671,978.

In exchange for Seligman Asset Allocation Balanced Fund shares, Columbia Portfolio Builder Moderate Aggressive Fund issued the following number of shares:

Shares
Class A	431,752
Class B	97,414
Class C	486,263

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT  93

Notes to Financial Statements (continued)

For financial reporting purposes, net assets received and shares issued by Columbia Portfolio Builder Moderate Aggressive Fund were recorded at fair value; however, Seligman Asset Allocation Balanced Fund’s cost of investments was carried forward to align ongoing reporting of Columbia Portfolio Builder Moderate Aggressive Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The components of Seligman Asset Allocation Balanced Fund’s net assets after adjustments for any permanent book-to-tax differences at the merger date were as follows:

Total	Capital	Unrealized	Accumulated net	Undistributed net
net assets	stock	depreciation	realized loss	investment income
$8,671,978	$13,646,472	$(90,954)	$(4,891,797)	$8,257

The financial statements reflect the operations of Columbia Portfolio Builder Moderate Aggressive Fund for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of Seligman Asset Allocation Balanced Fund that have been included in the combined Fund’s Statement of Operations since the merger was completed. Assuming the merger had been completed on February 1, 2009, Columbia Portfolio Builder Moderate Aggressive Fund’s pro-forma net investment income, net loss on investments, and net increase in net assets from operations for the year ended January 31, 2010 would have been $19.0 million, $(74.9) million and $248.0 million, respectively.

Columbia Portfolio Builder Aggressive Fund

At the close of business on August 14, 2009, Columbia Portfolio Builder Aggressive Fund acquired the assets and assumed the identified liabilities of Seligman Asset Allocation Moderate Growth Fund. The reorganization was completed after shareholders approved the plan on June 29, 2009.

The aggregate net assets of Columbia Portfolio Builder Aggressive Fund immediately before the acquisition were $460,056,138 and the combined net assets immediately after the acquisition were $480,153,040.

The merger was accomplished by a tax-free exchange of 4,179,370 shares of Seligman Asset Allocation Moderate Growth Fund valued at $20,096,902.

In exchange for Seligman Asset Allocation Moderate Growth Fund shares, Columbia Portfolio Builder Aggressive Fund issued the following number of shares:

Shares
Class A	1,171,548
Class B	346,568
Class C	969,859

For financial reporting purposes, net assets received and shares issued by Columbia Portfolio Builder Aggressive Fund were recorded at fair value; however, Seligman Asset Allocation Moderate Growth Fund’s cost of investments was carried forward to align ongoing reporting of Columbia Portfolio Builder Aggressive Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The components of Seligman Asset Allocation Moderate Growth Fund’s net assets after adjustments for any permanent book-to-tax differences at the merger date were as follows:

				Excess of
				distributions over
Total	Capital	Unrealized	Accumulated net	net investment
net assets	stock	depreciation	realized loss	income
$20,096,902	$28,424,829	$(2,152,302)	$(6,175,266)	$(359)

The financial statements reflect the operations of Columbia Portfolio Builder Aggressive Fund for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of Seligman Asset Allocation Moderate Growth Fund that have been included in the combined Fund’s Statement of Operations since the merger was completed. Assuming the merger had been completed on February 1, 2009, Columbia Portfolio Builder Aggressive Fund’s pro-forma net investment income, net loss on investments, and net increase in

94  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT

net assets from operations for the year ended January 31, 2010 would have been $8.0 million, $(40.7) million and $133.7 million, respectively.

Columbia Portfolio Builder Total Equity Fund

At the close of business on August 14, 2009, Columbia Portfolio Builder Total Equity Fund acquired the assets and assumed the identified liabilities of Seligman Asset Allocation Growth Fund and Seligman Asset Allocation Aggressive Growth Fund. The reorganizations were completed after shareholders approved the plan on June 29, 2009.

The aggregate net assets of Columbia Portfolio Builder Total Equity Fund immediately before the acquisition were $383,589,201 and the combined net assets immediately after the acquisition were $417,393,250.

The mergers were accomplished by the following tax-free exchange:

			Shares issued by
			Columbia Portfolio
	Shares	Value of shares	Builder Total
	exchanged	exchanged	Equity Fund
Seligman Asset Allocation Growth Fund
Class A	2,051,284	$10,207,422	1,325,265
Class B	600,770	2,773,368	363,406
Class C	1,627,632	7,514,573	990,480
Seligman Asset Allocation Aggressive Growth Fund
Class A	1,343,720	$7,581,559	984,325
Class B	341,892	1,811,942	237,456
Class C	738,794	3,915,185	515,997

For financial reporting purposes, net assets received and shares issued by Columbia Portfolio Builder Total Equity Fund were recorded at fair value; however, Seligman Asset Allocation Growth Fund and Seligman Asset Allocation Aggressive Growth Fund’s cost of investments were carried forward to align ongoing reporting of Columbia Portfolio Builder Total Equity Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The components of net assets for each of the acquired funds (after adjustments for any permanent book-to-tax differences) at the merger date were as follows:

					Undistributed
					(excess of
					distributions over)
	Total	Capital	Unrealized	Accumulated net	net investment
	net assets	stock	depreciation	realized loss	income
Seligman Asset Allocation Growth Fund	$20,495,363	$27,964,509	$(2,644,422)	$(4,824,389)	$(335)
Seligman Asset Allocation Aggressive Growth Fund	13,308,686	17,081,457	(1,536,074)	(2,236,698)	1

Total	$33,804,049	$45,045,966	$(4,180,496)	$(7,061,087)	$(334)

The financial statements reflect the operations of Columbia Portfolio Builder Total Equity Fund for the period prior to the mergers and the combined fund for the period subsequent to the mergers. Because the combined investment portfolios have been managed as a single integrated portfolio since the mergers were completed, it is not practicable to separate the amounts of revenue and earnings of Seligman Asset Allocation Growth Fund and Seligman Asset Allocation Aggressive Growth Fund that have been included in the combined Fund’s Statement of Operations since the mergers were completed. Assuming the mergers had been completed on February 1, 2009, Columbia Portfolio Builder Total Equity Fund’s pro-forma net investment income, net loss on investments, and net increase in net assets from operations for the year ended January 31, 2010 would have been $5.1 million, $(46.6) million and $127.2 million, respectively.

Note 7. Shareholder Concentration

At January 31, 2011, the Investment Manager owned 100% of Class R shares for Columbia Portfolio Builder Conservative Fund.

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT  95

Notes to Financial Statements (continued)

At January 31, 2011, the Investment Manager owned 100% of Class R shares for Columbia Portfolio Builder Moderate Conservative Fund.

At January 31, 2011, the Investment Manager owned 100% of Class R shares for Columbia Portfolio Builder Moderate Fund.

At January 31, 2011, the Investment Manager owned 100% of Class R shares for Columbia Portfolio Builder Moderate Aggressive Fund.

At January 31, 2011, the Investment Manager owned 100% of Class R and Class Z shares for Columbia Portfolio Aggressive Fund.

Note 8. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended January 31, 2011, there were permanent and timing book-to-tax differences resulting primarily from differing treatments for short-term capital gains earned in the underlying affiliated funds, post-October losses and losses deferred due to wash sales. In the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, the following adjustments have been made to the components of each Fund’s net assets:

	Undistributed	Accumulated
	net investment	net realized	Paid-in capital
Fund	income	loss	increase (decrease)
Columbia Portfolio Builder Conservative Fund	$133,084	$(133,084)	$—
Columbia Portfolio Builder Moderate Conservative Fund	1,552,314	(1,552,314)	—
Columbia Portfolio Builder Moderate Fund	3,984,255	(3,984,255)	—
Columbia Portfolio Builder Moderate Aggressive Fund	3,031,496	(3,031,496)	—
Columbia Portfolio Builder Aggressive Fund	1,298,018	(1,298,018)	—
Columbia Portfolio Builder Total Equity Fund	920,547	(920,547)	—

The tax character of distributions paid during the years indicated was as follows:

	2011		2010
Year ended January 31,	Ordinary	Long-term	Ordinary	Long-term
Fund	income	capital gains	income	capital gain
Columbia Portfolio Builder Conservative Fund	$6,037,968	$—	$5,573,915	$—
Columbia Portfolio Builder Moderate Conservative Fund	12,975,662	—	9,694,967	—
Columbia Portfolio Builder Moderate Fund	32,594,485	—	27,689,432	—
Columbia Portfolio Builder Moderate Aggressive Fund	22,974,417	—	19,263,943	—
Columbia Portfolio Builder Aggressive Fund	8,600,403	—	8,415,022	—
Columbia Portfolio Builder Total Equity Fund	5,000,257	—	7,995,281	—

At January 31, 2011, the components of distributable earnings on a tax basis were as follows:

		Undistributed		Unrealized
	Undistributed	accumulated	Accumulated	appreciation
Fund	ordinary income	long-term gain	realized loss	(depreciation)
Columbia Portfolio Builder Conservative Fund	$40,939	$—	$(4,344,953)	$18,322,544
Columbia Portfolio Builder Moderate Conservative Fund	1,053,225	—	(16,544,142)	30,710,304
Columbia Portfolio Builder Moderate Fund	4,622,100	—	(48,869,744)	86,109,385
Columbia Portfolio Builder Moderate Aggressive Fund	1,789,025	—	(76,981,452)	38,343,749
Columbia Portfolio Builder Aggressive Fund	2,725,141	—	(43,429,675)	8,714,299
Columbia Portfolio Builder Total Equity Fund	1,189,348	—	(52,984,362)	(3,057,080)

96  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT

At January 31, 2011, the cost of investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:

		Gross unrealized	Gross unrealized	Net appreciation
Fund	Tax cost	appreciation	depreciation	(depreciation)
Columbia Portfolio Builder Conservative Fund	$255,877,711	$18,334,337	$(11,793)	$18,322,544
Columbia Portfolio Builder Moderate Conservative Fund	457,166,371	31,224,418	(514,114)	30,710,304
Columbia Portfolio Builder Moderate Fund	1,322,941,940	93,764,640	(7,655,255)	86,109,385
Columbia Portfolio Builder Moderate Aggressive Fund	1,170,003,512	63,570,329	(25,226,580)	38,343,749
Columbia Portfolio Builder Aggressive Fund	579,389,601	25,480,426	(16,766,127)	8,714,299
Columbia Portfolio Builder Total Equity Fund	485,334,671	16,703,421	(19,760,501)	(3,057,080)

The following capital loss carryforward, determined at January 31, 2011, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Fund	2017	2018	2019	Total
Columbia Portfolio Builder Conservative Fund	$—	$4,265,389	$70,133	$4,335,522
Columbia Portfolio Builder Moderate Conservative Fund	733,021	15,811,121	—	16,544,142
Columbia Portfolio Builder Moderate Fund	7,597,638	37,758,600	3,513,506	48,869,744
Columbia Portfolio Builder Moderate Aggressive Fund	4,898,399	57,879,727	14,203,326	76,981,452
Columbia Portfolio Builder Aggressive Fund	6,629,032	28,221,611	8,579,032	43,429,675
Columbia Portfolio Builder Total Equity Fund	7,784,164	30,165,767	15,034,431	52,984,362

As a result of prior mergers, Columbia Portfolio Builder Moderate Aggressive Fund, Columbia Portfolio Builder Aggressive Fund and Columbia Portfolio Builder Total Equity Fund acquired capital loss carry-overs and unrealized capital losses, which are limited by Internal Revenue Code Section 382.

For the year ended January 31, 2011, $329,918 of capital loss carryforward was utilized for Columbia Portfolio Builder Moderate Conservative Fund.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carryforward has been offset or expires. There is no assurance that the Funds will be able to utilize all of their capital loss carryforward before it expires.

Under current tax rules, certain currency and capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of January 31, 2011, post-October losses of $9,431 attributed to security transactions were deferred to February 1, 2011 for Columbia Portfolio Builder Conservative Fund.

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below, there were no items requiring adjustment of the financial statements or additional disclosure.

In September 2010, the Board of Directors of Columbia Portfolio Builder Total Equity Fund approved a proposal to merge the Fund with and into Columbia LifeGoal Growth Portfolio. The merger is expected to be a tax-free reorganization for U.S. federal income tax purposes. The proposal was approved at a special meeting of shareholders held on February 15, 2011 and the merger is expected to take place before the end of the second quarter 2011.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as legacy RiverSource) mutual funds and they purport to bring

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT  97

Notes to Financial Statements (continued)

the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

98  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of
Columbia Portfolio Builder Conservative Fund,
Columbia Portfolio Builder Moderate Conservative Fund,
Columbia Portfolio Builder Moderate Fund,
Columbia Portfolio Builder Moderate Aggressive Fund,
Columbia Portfolio Builder Aggressive Fund and
Columbia Portfolio Builder Total Equity Fund

We have audited the accompanying statements of assets and liabilities, including the schedules of investments in affiliated funds, of Columbia Portfolio Builder Conservative Fund (formerly RiverSource Portfolio Builder Conservative Fund), Columbia Portfolio Builder Moderate Conservative Fund (formerly RiverSource Portfolio Builder Moderate Conservative Fund), Columbia Portfolio Builder Moderate Fund (formerly RiverSource Portfolio Builder Moderate Fund), Columbia Portfolio Builder Moderate Aggressive Fund (formerly RiverSource Portfolio Builder Moderate Aggressive Fund), Columbia Portfolio Builder Aggressive Fund (formerly RiverSource Portfolio Builder Aggressive Fund), and Columbia Portfolio Builder Total Equity Fund (formerly RiverSource Portfolio Builder Total Equity Fund) (the Funds) (six of the portfolios constituting the RiverSource Market Advantage Series, Inc.) as of January 31, 2011, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Funds for the period ended January 31, 2007, were audited by other auditors whose report dated March 20, 2007, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2011, by correspondence with the custodian, brokers, transfer agent of the affiliated funds, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds listed above constituting portfolios within RiverSource Market Advantage Series, Inc. at January 31, 2011, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota
March 23, 2011

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT  99

Federal Income Tax Information
(Unaudited)

Each Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

Columbia Portfolio Builder Conservative Fund
Fiscal year ended January 31, 2011

Income distributions – the Fund designates the following tax attributes for distributions:

Qualified Dividend Income for individuals	14.56%
Dividends Received Deduction for corporations	8.87%
U.S. Government Obligations	11.13%

The Fund designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

Columbia Portfolio Builder Moderate Conservative Fund
Fiscal year ended January 31, 2011

Income distributions – the Fund designates the following tax attributes for distributions:

Qualified Dividend Income for individuals	19.76%
Dividends Received Deduction for corporations	12.29%
U.S. Government Obligations	7.33%

The Fund designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

Columbia Portfolio Builder Moderate Fund
Fiscal year ended January 31, 2011

Income distributions – the Fund designates the following tax attributes for distributions:

Qualified Dividend Income for individuals	31.43%
Dividends Received Deduction for corporations	19.68%
U.S. Government Obligations	6.63%

The Fund designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

Columbia Portfolio Builder Moderate Aggressive Fund
Fiscal year ended January 31, 2011

Income distributions – the Fund designates the following tax attributes for distributions:

Qualified Dividend Income for individuals	45.86%
Dividends Received Deduction for corporations	29.79%
U.S. Government Obligations	5.40%

The Fund designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

Columbia Portfolio Builder Aggressive Fund
Fiscal year ended January 31, 2011

Income distributions – the Fund designates the following tax attributes for distributions:

Qualified Dividend Income for individuals	72.20%
Dividends Received Deduction for corporations	49.64%
U.S. Government Obligations	3.53%

100  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT

The Fund designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

Columbia Portfolio Builder Total Equity Fund
Fiscal year ended January 31, 2011

Income distributions – the Fund designates the following tax attributes for distributions:

Qualified Dividend Income for individuals	100.00%
Dividends Received Deduction for corporations	77.65%
U.S. Government Obligations	0.00%

The Fund designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT  101

Board Members and Officers

Shareholders elect a Board that oversees the Fund’s operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following is a list of the Fund’s Board members. Each Board member oversees 145 Columbia, RiverSource, Seligman and Threadneedle funds. Under current Board policy, members generally serve until the next Board meeting after he or she reaches the mandatory retirement age established by the Board, or the fifteenth anniversary of the first Board meeting they attended as members of the Board.

Independent Board Members

Name,	Position held		Other present or
address,	with Fund and	Principal occupation	past directorships
age	length of service	during past five years	(within past 5 years)
Kathleen Blatz 901 S. Marquette Ave. Minneapolis, MN 55402 Age 56	Board member since 1/11/06	Chief Justice, Minnesota Supreme Court, 1998-2006; Attorney	None

Pamela G. Carlton 901 S. Marquette Ave. Minneapolis, MN 55402 Age 56	Board member since 7/11/07	President, Springboard — Partners in Cross Cultural Leadership (consulting company)	None

Patricia M. Flynn 901 S. Marquette Ave. Minneapolis, MN 55402 Age 60	Board member since 11/1/04	Trustee Professor of Economics and Management, Bentley University; former Dean, McCallum Graduate School of Business, Bentley University	None

Anne P. Jones 901 S. Marquette Ave. Minneapolis, MN 55402 Age 76	Board member since 3/1/85	Attorney and Consultant	None

Stephen R. Lewis, Jr. 901 S. Marquette Ave. Minneapolis, MN 55402 Age 72	Chair of the Board since 1/1/07, Board member since 1/1/02	President Emeritus and Professor of Economics, Carleton College	Valmont Industries, Inc. (manufactures irrigation systems)

John F. Maher 901 S. Marquette Ave. Minneapolis, MN 55402 Age 67	Board member since 12/10/08	Retired President and Chief Executive Officer and former Director, Great Western Financial Corporation (financial services), 1986-1997	None

Catherine James Paglia 901 S. Marquette Ave. Minneapolis, MN 55402 Age 58	Board member since 11/1/04	Director, Enterprise Asset Management, Inc. (private real estate and asset management company)	None

Leroy C. Richie 901 S. Marquette Ave. Minneapolis, MN 55402 Age 69	Board member since 11/11/08	Counsel, Lewis & Munday, P.C. since 1987; Vice President and General Counsel, Automotive Legal Affairs, Chrysler Corporation, 1990-1997	Digital Ally, Inc. (digital imaging); Infinity, Inc. (oil and gas exploration and production); OGE Energy Corp. (energy and energy services)

Alison Taunton-Rigby 901 S. Marquette Ave. Minneapolis, MN 55402 Age 66	Board member since 11/13/02	Chief Executive Officer and Director, RiboNovix, Inc. since 2003 (biotechnology); former President, Aquila Biopharmaceuticals	Idera Pharmaceuticals, Inc. (biotechnology); Healthways, Inc. (health management programs)

102  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT

Board Member Affiliated with the Investment Manager*

Name,	Position held		Other present or
address,	with Fund and	Principal occupation	past directorships
age	length of service	during past five years	(within past 5 years)
William F. Truscott 53600 Ameriprise Financial Center Minneapolis, MN 55474 Age 50	Board member since 11/7/01, Vice President since 2002	Chairman of the Board, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) since May 2010 (previously President, Chairman of the Board and Chief Investment Officer, 2001-April 2010); Senior Vice President, Atlantic Funds, Columbia Funds and Nations Funds since May 2010; Chief Executive Officer, U.S. Asset Management & President — Annuities, Ameriprise Financial, Inc. since May 2010 (previously President — U.S. Asset Management and Chief Investment Officer, 2005-April 2010 and Senior Vice President — Chief Investment Officer, 2001-2005); Director, President and Chief Executive Officer, Ameriprise Certificate Company since 2006; Director, Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.) since May 2010 (previously Chairman of the Board and Chief Executive Officer, 2008-April 2010); Chairman of the Board and Chief Executive Officer, RiverSource Distributors, Inc. since 2006	None

*	Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of the investment manager or Ameriprise Financial.

The SAI has additional information about the Fund’s Board members and is available, without charge, upon request by calling 800.345.6611; contacting your financial intermediary; or visiting columbiamanagement.com.

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the Fund’s other officers are:

Fund Officers

Name,	Position held
address,	with funds and	Principal occupation
age	length of service	during past five years
J. Kevin Connaughton 225 Franklin Street Boston, MA 02110 Age 46	President since 5/1/10	Senior Vice President and General Manager — Mutual Fund Products, Columbia Management Investment Advisers, LLC since May 2010; President, Columbia Funds since 2009 (previously Senior Vice President and Chief Financial Officer, June 2008 — January 2009); President, Atlantic Funds and Nations Funds since 2009; Managing Director of Columbia Management Advisors, LLC, December 2004 — April 2010; Treasurer, Columbia Funds, October 2003 — May 2008; Treasurer, the Liberty Funds, Stein Roe Funds and Liberty All-Star Funds, December 2000 — December 2006

Amy K. Johnson 5228 Ameriprise Financial Center Minneapolis, MN 55474 Age 45	Vice President since 12/5/06	Senior Vice President and Chief Operating Officer, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) since May 2010 (previously Chief Administrative Officer, 2009 — April 2010 and Vice President — Asset Management and Trust Company Services, 2006-2009 and Vice President — Operations and Compliance, 2004-2006); Senior Vice President, Atlantic Funds, Columbia Funds and Nations Funds since May 2010; Director of Product Development — Mutual Funds, Ameriprise Financial, Inc., 2001-2004

Michael G. Clarke 225 Franklin Street Boston, MA 02110 Age 41	Treasurer since 1/12/11	Vice President, Columbia Management Investment Advisers, LLC since May 2010; Managing Director of Fund Administration, Columbia Management Advisers, LLC, from September 2004 to April 2010; senior officer of Columbia Funds and affiliated funds since 2002

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474 Age 51	Vice President, General Counsel and Secretary since 12/5/06	Vice President, Chief Legal Officer and Assistant Secretary, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) since June 2005; Vice President and Lead Chief Counsel — Asset Management, Ameriprise Financial, Inc. since May 2010 (previously Vice President and Chief Counsel — Asset Management, 2005-April 2010 and Vice President — Asset Management Compliance, 2004-2005); Senior Vice President, Secretary and Chief Legal Officer, Atlantic Funds, Columbia Funds and Nations Funds since May 2010; Vice President, Chief Counsel and Assistant Secretary, Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.) since 2008; Vice President, General Counsel and Secretary, Ameriprise Certificate Company since 2005; Chief Counsel, RiverSource Distributors, Inc. since 2006

Michael A. Jones 225 Franklin Street Boston, MA 02110 Age 51	Vice President since 5/1/10	Director and President, Columbia Management Investment Advisers, LLC since May 2010; President and Director, Columbia Management Investment Distributors, Inc. since May 2010; Senior Vice President, Atlantic Funds, Columbia Funds and Nations Funds since May 2010; Manager, Chairman, Chief Executive Officer and President, Columbia Management Advisors, LLC, 2007 — April 2010; Chief Executive Officer, President and Director, Columbia Management Distributors, Inc., 2006 — April 2010; former Co-President and Senior Managing Director, Robeco Investment Management

Colin Moore 225 Franklin Street Boston, MA 02110 Age 52	Vice President since 5/1/10	Chief Investment Officer, Columbia Management Investment Advisers, LLC since May 2010; Senior Vice President, Atlantic Funds, Columbia Funds and Nations Funds since May 2010; Manager, Managing Director and Chief Investment Officer, Columbia Management Advisors, LLC, 2007- April 2010; Head of Equities, Columbia Management Advisors, LLC, 2002-Sept. 2007

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT  103

Board Members and Officers (continued)

Fund Officers (continued)

Name,	Position held
address,	with funds and	Principal occupation
age	length of service	during past five years
Linda Wondrack 225 Franklin Street Boston, MA 02110 Age 46	Chief Compliance Officer since 5/1/10	Vice President and Chief Compliance Officer, Columbia Management Investment Advisers, LLC since May 2010; Chief Compliance Officer, Columbia Funds since 2007; Senior Vice President and Chief Compliance Officer, Atlantic Funds and Nations Funds since 2007; Director (Columbia Management Group, LLC and Investment Product Group Compliance), Bank of America, June 2005 — April 2010

Neysa M. Alecu 2934 Ameriprise Financial Center Minneapolis, MN 55474 Age 47	Money Laundering Prevention Officer since 11/9/05 and Identity Theft Prevention Officer since 2008	Vice President — Compliance, Ameriprise Financial, Inc. since 2008; Anti-Money Laundering Officer and Identity Theft Prevention Officer, Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.) since 2008; Anti-Money Laundering Officer, Ameriprise Financial, Inc. since 2005; Compliance Director, Ameriprise Financial, Inc., 2004-2008

104  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT

Proxy Voting

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.

Approval of Investment Management Services Agreement

In September 2010, in connection with various initiatives to integrate the legacy Columbia Funds and legacy RiverSource Funds, for which Columbia Management Investment Advisers, LLC (Columbia Management) serves as investment manager, the Fund’s Board of Directors (the Board) approved, subject to approval by shareholders, a new investment management services agreement between each Fund and Columbia Management (the IMS Agreement). The IMS Agreement was approved by each Fund’s shareholders at a meeting held on February 15, 2011. A discussion regarding the basis for the approval by the Board of the IMSA is set forth under “Proposal 4 — Approve Proposed IMS Agreement — Board Considerations,” in the definitive proxy statement filed with the Securities and Exchange Commission by RiverSource Market Advantage Series, Inc., on behalf of the Funds, on December 28, 2010, and is incorporated herein by reference.

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT  105

Results of Meetings of Shareholders

A brief description of the proposal(s) voted upon at the meeting and the votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to the proposal(s) is (are) set forth below. A vote is based on total dollar interest in the Fund.

Special Meeting of Shareholders held on February 15, 2011
(UNAUDITED)
For Columbia Portfolio Builder Conservative Fund

Columbia Portfolio Builder Moderate Conservative Fund

Columbia Portfolio Builder Moderate Fund

Columbia Portfolio Builder Moderate Aggressive Fund

Columbia Portfolio Builder Aggressive Fund

Columbia Portfolio Builder Total Equity Fund

1. To elect directors to the Board.*

		Dollars	Dollars Voted		Broker
		Voted “For”	“Withhold”	Abstentions	Non-Votes
01.	Kathleen Blatz	4,005,652,467.862	84,434,465.991	0.000	0.000
02.	Edward J. Boudreau, Jr.	4,003,811,635.576	86,275,298.277	0.000	0.000
03.	Pamela G. Carlton	4,005,252,051.150	84,834,882.703	0.000	0.000
04.	William P. Carmichael	4,001,048,955.633	89,037,978.220	0.000	0.000
05.	Patricia M. Flynn	4,005,927,417.757	84,159,516.097	0.000	0.000
06.	William A. Hawkins	4,003,780,798.260	86,306,135.594	0.000	0.000
07.	R. Glenn Hilliard	4,003,027,431.702	87,059,502.151	0.000	0.000
08.	Stephen R. Lewis, Jr.	4,002,814,237.580	87,272,696.273	0.000	0.000
09.	John F. Maher	4,005,929,192.229	84,157,741.624	0.000	0.000
10.	John J. Nagorniak	4,003,556,845.728	86,530,088.126	0.000	0.000
11.	Catherine James Paglia	4,006,021,497.987	84,065,435.866	0.000	0.000
12.	Leroy C. Richie	4,004,070,747.129	86,016,186.725	0.000	0.000
13.	Anthony M. Santomero	4,002,631,993.769	87,454,940.084	0.000	0.000
14.	Minor M. Shaw	4,002,940,364.698	87,146,569.156	0.000	0.000
15.	Alison Taunton-Rigby	4,004,312,211.858	85,774,721.996	0.000	0.000
16.	William F. Truscott	4,005,115,426.709	84,971,507.144	0.000	0.000

2. To approve a proposed amendment to the Articles of Incorporation.*

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
3,936,589,792.587	81,217,104.603	72,279,795.213	242.470

*	All dollars of RiverSource Market Advantage Series, Inc. are voted together as a single class for election of directors and amendments to the Articles of Incorporation.

Columbia Portfolio Builder Conservative Fund

3. To approve a proposed Agreement and Plan of Redomiciling

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
162,448,363.704	3,268,782.916	4,967,208.282	57,386,133.750

4. To approve the proposed Investment Management Services Agreement with Columbia Management Investment Advisers, LLC.

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
163,375,164.372	2,525,268.842	4,783,921.688	57,386,133.750

106  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT

Columbia Portfolio Builder Moderate Conservative Fund

3. To approve a proposed Agreement and Plan of Redomiciling

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
275,537,934.431	7,489,774.041	11,759,836.482	101,687,730.320

4. To approve the proposed Investment Management Services Agreement with Columbia Management Investment Advisers, LLC.

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
276,337,901.149	7,197,541.336	11,252,102.469	101,687,730.320

Columbia Portfolio Builder Moderate Fund

3. To approve a proposed Agreement and Plan of Redomiciling

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
826,073,825.179	20,346,846.080	32,328,886.026	273,514,340.440

4. To approve the proposed Investment Management Services Agreement with Columbia Management Investment Advisers, LLC.

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
825,217,650.854	21,797,195.625	31,734,710.805	273,514,340.440

Columbia Portfolio Builder Moderate Aggressive Fund

3. To approve a proposed Agreement and Plan of Redomiciling

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
650,072,262.202	20,013,359.159	26,644,058.258	317,241,916.130

4. To approve the proposed Investment Management Services Agreement with Columbia Management Investment Advisers, LLC.

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
646,340,638.737	24,388,309.410	26,000,741.771	317,241,905.830

Columbia Portfolio Builder Aggressive Fund

3. To approve a proposed Agreement and Plan of Redomiciling

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
318,528,255.342	10,980,134.070	10,749,634.618	150,912,296.830

4. To approve the proposed Investment Management Services Agreement with Columbia Management Investment Advisers, LLC.

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
318,020,844.565	12,115,859.002	10,121,320.464	150,912,296.830

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT  107

Columbia Portfolio Builder Total Equity Fund

1. To approve an Agreement and Plan of Reorganization between Columbia Portfolio Builder Total Equity Fund and Columbia LifeGoal Growth Portfolio

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
280,406,738.745	8,090,911.098	9,246,386.513	91,949,362.600

108  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 ANNUAL REPORT

Columbia Portfolio Builder Series
P.O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This report must be accompanied or preceded by the Funds’ current prospectus. The Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
©2011 Columbia Management Investment Advisers, LLC. All rights reserved.	S-6282 K (4/11)

Annual Report

RiverSource
S&P 500 Index Fund

Annual Report for the Period Ended
January 31, 2011

RiverSource S&P 500 Index Fund seeks to provide shareholders with long-term capital appreciation.

 Not FDIC insured - No bank guarantee - May lose value

Your Fund at a Glance	3

Manager Commentary	5

The Fund’s Long-term Performance	12

Fund Expenses Example	14

Portfolio of Investments	16

Statement of Assets and Liabilities	31

Statement of Operations	32

Statements of Changes in Net Assets	33

Financial Highlights	34

Notes to Financial Statements	36

Report of Independent Registered Public Accounting Firm	50

Federal Income Tax Information	52

Board Members and Officers	53

Proxy Voting	59

Results of Meeting of Shareholders	59

In August 2010, the Board of Directors of RiverSource S&P 500 Index Fund (the “Fund”) approved a proposal to merge the Fund with and into Columbia Large Cap Index Fund. The merger is expected to be a tax-free reorganization for U.S. federal income tax purposes. More information about Columbia Large Cap Index Fund and the definitive terms of the proposed merger are included in proxy materials mailed to shareholders who owned shares of the Fund on December 17, 2010. The proxy materials are available at https://www.proxy-direct.com/col22080. If approved at a meeting of shareholders currently anticipated to be held on March 29, 2011, the merger is expected to take place before the end of the second quarter of 2011.

See the Fund’s prospectus for risks associated with investing in the Fund.

2  RIVERSOURCE S&P 500 INDEX FUND — 2011 ANNUAL REPORT

Your Fund at a Glance

FUND SUMMARY

>	RiverSource S&P 500 Index Fund (the Fund) Class A shares gained 22.47% for the 12 months ended Jan. 31, 2011.

>	The Fund closely tracked the 22.19% increase of the Fund’s benchmark, the unmanaged Standard & Poor’s 500 Index for the same time period.

>	The Lipper S&P 500 Objective Funds Index, representing the Fund’s peer group, rose 21.86% during the same 12 months.

ANNUALIZED TOTAL RETURNS (for period ended Jan. 31, 2011)

	1 year	3 years	5 years	10 years
RiverSource S&P 500 Index Fund
Class A	+22.47%	-0.08%	+2.02%	+0.85%

Class Z	+22.69%	+0.10%	+2.18%	+1.08%

S&P 500 Index (unmanaged)	+22.19%	-0.05%	+2.24%	+1.30%

Lipper S&P 500 Objective Funds Index (unmanaged)	+21.86%	-0.23%	+2.04%	+1.05%

(See “The Fund’s Long-term Performance” for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower.

Class A and Class Z shares of the Fund are offered without a sales charge. Class Z shares have limited eligibility. See the Fund’s prospectus for details.

The indices do not reflect the effects of expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

RIVERSOURCE S&P 500 INDEX FUND — 2011 ANNUAL REPORT  3

Your Fund at a Glance (continued)

MORNINGSTAR STYLE BOXtm

The Morningstar Style Boxtm is based on the fund’s portfolio holdings as of period end. The vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

©2011 Morningstar, Inc. All rights reserved. The information contained herein is proprietary to Morningstar and/or its content providers, may not be copied or distributed and is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

4  RIVERSOURCE S&P 500 INDEX FUND — 2011 ANNUAL REPORT

Manager Commentary

Effective May 1, 2010, Alfred F. Alley III and Cheryl D’Hollander took over the day-to-day management of RiverSource S&P 500 Index Fund from Dimitris Bertsimas and Georgios Vetoulis. Effective July 23, 2010, Mr. Alley is sole portfolio manager of the Fund.

Dear Shareholder,

RiverSource S&P 500 Index Fund (the Fund) Class A shares gained 22.47% for the 12 months ended Jan. 31, 2011, closely tracking the 22.19% increase of the Fund’s benchmark, the unmanaged Standard & Poor’s 500 Index (S&P 500 Index or the Index). The Lipper S&P 500 Objective Funds Index, representing the Fund’s peer group, rose 21.86% during the same 12 months.

Mutual funds, unlike unmanaged indices, incur operating expenses. The Fund’s Class A shares had an expense ratio of 0.58% for the reporting period. This ratio included fee waivers explained in the Notes to Financial Statements section of this report. (See page 43.)

SECTOR BREAKDOWN(1) (at Jan. 31, 2011)

Consumer Discretionary	10.3%

Consumer Staples	10.2

Energy	12.6

Financials	16.1

Health Care	10.6

Industrials	11.1

Information Technology	18.9

Materials	3.6

Telecommunication Services	2.9

Utilities	3.2

Other(2)	0.5

(1)	Sectors can be comprised of several industries. Please refer to the section entitled “Portfolio of Investments” for a complete listing. No single industry exceeded 25% of portfolio assets.
Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s composition is subject to change.

(2)	Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

RIVERSOURCE S&P 500 INDEX FUND — 2011 ANNUAL REPORT  5

Manager Commentary (continued)

Significant performance factors
The U.S. equity markets generated solid double-digit gains for the annual period, but such strong performance masks what was rather high volatility and significant fluctuation in investor sentiment. Early in the annual period, the U.S. equity markets advanced rather steadily, supported primarily by improving news around the economic recovery and strong corporate earnings overall. Then, in late April/early May, investors became somewhat skeptical of the sustainability of the recovery, and concerns regarding macroeconomic conditions heightened. Unemployment levels stabilized but remained persistently high. Existing and new home sales dropped following the expiration of the government home-buyer tax credit on April 30, 2010. Further, worries about the sovereign debt crises in Greece and peripheral Europe, fears of government policy tightening in China that might start to cool economic growth there, and announcements regarding U.S. financial regulation reform combined to renew concerns about global economic growth. In turn, the shift in investor sentiment led to weakness in the U.S. equity markets through the end of June. Most of the major U.S. equity indices subsequently enjoyed their best gains in a year during July due in large part to markets globally stabilizing. Then, in

TOP TEN HOLDINGS(1) (at Jan. 31, 2011)

Exxon Mobil Corp.	3.5%

Apple, Inc.	2.7

General Electric Co.	1.8

Microsoft Corp.	1.8

IBM Corp.	1.7

Chevron Corp.	1.6

The Procter & Gamble Co.	1.5

JPMorgan Chase & Co.	1.5

Wells Fargo & Co.	1.5

Johnson & Johnson	1.4

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

6  RIVERSOURCE S&P 500 INDEX FUND — 2011 ANNUAL REPORT

August, fears of a double-dip recession dominated and jobs data indicated there may be some waning momentum in the U.S. labor market. The U.S. equity market declined. By the end of the summer, there was increasing realization that the Federal Reserve Board (the Fed) would take action via further quantitative easing measures. This, together with data indicating a re-acceleration of the U.S. economy and a soft landing for the Chinese economy at a rather high level of GDP growth, quelled concerns about global demand. Numerous industry companies reporting corporate profitability in line with or better than consensus estimates helped drive a September/October rally as well.

Despite decent U.S. economic news, the U.S. equity market ended November lower based on some profit-taking following the strong September/October rally as well as on continuing worries about debt problems in Europe, renewed concerns about the potential for slower growth but higher commodity-based inflation in China, and possible compromises regarding the extension of the Bush-era tax cuts. However, losses were slight and December proved to be a strong month for the equity markets again, reflecting what appeared to be great confidence that 2011 will be a much better year for the economy and for stocks. Investor sentiment surveys indicated growing bullishness, and volatility indexes, which offer a look at investor fears, were at their lowest levels since April 2010. Such confidence was coming from evidence of stronger manufacturing, a stabilizing banking system and some growth in consumer spending. Of course, the nation’s persistently high unemployment levels remained a serious concern.

> While there was some rotation among sector performance, broadly speaking, economically-sensitive cyclical sectors within the S&P 500 Index performed best for the annual period as a whole.

RIVERSOURCE S&P 500 INDEX FUND — 2011 ANNUAL REPORT  7

Manager Commentary (continued)

Though shaken by the turmoil in Egypt and concerns regarding its possible contagion effect, the U.S. equity markets enjoyed their best January in 2011 since 2007, boosted by better than expected corporate earnings reports, heightened merger and acquisition activity, a rise in consumer spending and a report from the Institute for Supply Management indicating businesses expanded in January at the fastest pace in two decades.

All ten sectors of the S&P 500 Index advanced during the 12 months ended Jan. 31, 2011, with nine of the ten generating double-digit gains. While there was some rotation among sector performance, broadly speaking, economically-sensitive cyclical sectors within the S&P 500 Index performed best for the annual period as a whole. The more defensive sectors of the equity market lagged. In terms of total return, energy, materials and industrials were the best relative performers. On the basis of impact, which takes weightings and total returns into account, information technology, energy and industrials were the biggest contributors to the Index’s return. The top performing industries for the annual period were real estate management and development, machinery, road and rail, electrical equipment, and automobiles.

Conversely, health care, utilities and consumer staples were the weakest sectors from a total return perspective, though each still generated gains. On the basis of impact, which takes weightings and total returns into account, health care, utilities and telecommunication services were the greatest detractors from performance. The worst performing industries for the annual period were diversified consumer services, thrifts and mortgage finance, biotechnology, independent power producers and energy traders, and construction materials, each of which posted negative returns for the annual period.

Top individual contributors within the S&P 500 Index included information technology giants Apple and International Business Machines (IBM), major oil companies Exxon Mobil and Chevron, and industrial conglomerate General Electric. The top detractors, all of which lost ground during the annual period, included diversified financial services company Bank of America, biopharmaceutical company Gilead Sciences, data networking products supplier Cisco Systems, and pharmaceutical companies Merck and Abbott Laboratories.

8  RIVERSOURCE S&P 500 INDEX FUND — 2011 ANNUAL REPORT

As always, each sector and stock in the S&P 500 Index was represented in the Fund with approximately the same weighting as in the Index and therefore had a similar effect.

Changes to the Fund’s portfolio
Because the Fund strives to stay fully invested in the stocks that make up the S&P 500 Index and to replicate the performance of the Index, we align the Fund’s portfolio with the rebalancings undertaken by Standard & Poor’s on a quarterly basis. We also add stocks to and delete stocks from the portfolio to mirror those changes to the Index. Deletions typically result from mergers and acquisitions or financial reversals. Stocks added to the Index often have increased their capitalization beyond that of the S&P MidCap 400 Index, an unmanaged benchmark of medium-sized company stocks.

During the annual period, there were 16 additions to and 16 deletions from the Index and the Fund’s portfolio. Among those stocks added to the Index and Fund during the annual period were broadcast companies Cablevision Systems and Discovery Communications; energy-related companies Helmerich & Payne, Newfield Exploration, Oneok, QEP Resources and Noble; financials companies Ace and Berkshire Hathaway; retailers CarMax and NetFlix; diversified manufacturers Ingersoll-Rand and Tyco Intl; and wireless equipment company Motorola Mobility.

Deletions included energy-related companies Smith Intl, BJ Services and XTO Energy; health care companies Millipore, IMS Health and King Pharmaceuticals; consumer discretionary companies Eastman Kodak, The New York Times, Office Depot and Black & Decker; consumer staples company Pepsi Bottling Group, rail transportation company Burlington Northern Santa Fe; information technology company QLogic and media and marketing company Meredith.

Information technology maintained its position as the largest weighting in the Index and in the Fund, having surpassed financials in 2008.

Our future strategy
We do not anticipate any changes in the portfolio beyond the customary quarterly rebalancings and stock substitutions we make to align the Fund with the S&P 500 Index.

RIVERSOURCE S&P 500 INDEX FUND — 2011 ANNUAL REPORT  9

Manager Commentary (continued)

From a broad perspective, we currently believe that the Fund’s new fiscal year can pick up where the annual period ended Jan. 31, 2011 left off. In our view, the U.S. equity market will likely be focusing on the sustainability of economic growth and corporate profits and seeking signs of improvement in the labor and housing markets. Cyclical industries with exposure to emerging economies should continue to benefit from growth in those nations.

Alfred Alley III, CFA Portfolio Manager

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Columbia Management Investment Advisers, LLC (the Investment Manager) or any subadviser to the Fund or any other person in the Investment Manager or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and the Investment Manager disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Fund.

10  RIVERSOURCE S&P 500 INDEX FUND — 2011 ANNUAL REPORT

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The Fund’s Long-term Performance

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource S&P 500 Index Fund Class A shares (from 2/1/01 to 1/31/11) as compared to the performance of the S&P 500 Index and the Lipper S&P 500 Objective Funds Index. Returns for the Fund include the reinvestment of any distributions paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting columbiamanagement.com. Also see “Past Performance” in the Fund’s current prospectus.

COMPARATIVE RESULTS

Results at Jan. 31, 2011
	1 year	3 years	5 years	10 years
S&P 500 Index Fund
Class A Cumulative value of $10,000	$12,247	$9,976	$11,052	$10,883

Average annual total return	+22.47%	-0.08%	+2.02%	+0.85%

S&P 500 Index(1)
Cumulative value of $10,000	$12,219	$9,984	$11,169	$11,378

Average annual total return	+22.19%	-0.05%	+2.24%	+1.30%

Lipper S&P 500 Objective Funds Index(2)
Cumulative value of $10,000	$12,186	$9,933	$11,060	$11,102

Average annual total return	+21.86%	-0.23%	+2.04%	+1.05%

Results for Class Z shares can be found on page 3.

12  RIVERSOURCE S&P 500 INDEX FUND — 2011 ANNUAL REPORT

(1)	The Standard & Poor’s 500 Index (S&P 500 Index), an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices.
(2)	The Lipper S&P 500 Objective Funds Index includes the 30 largest S&P 500 funds tracked by Lipper Inc. The index’s returns include net reinvested dividends.

RIVERSOURCE S&P 500 INDEX FUND — 2011 ANNUAL REPORT  13

Fund Expenses Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, and (ii) ongoing costs, which may include management fees; distribution and service (Rule 12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the expenses of the funds in which it invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund’s indirect expense from investing in the acquired funds is based on the Fund’s pro rata portion of the cumulative expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund’s most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period indicated and held until Jan. 31, 2011.

Actual Expenses
The first line of the table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during the period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different

14  RIVERSOURCE S&P 500 INDEX FUND — 2011 ANNUAL REPORT

funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	account value	account value	paid during		Annualized
	Aug. 1, 2010	Jan. 31, 2011	the period(a)		expense ratio
Class A

Actual(b)	$1,000	$1,178.20	$3.15		.57%

Hypothetical (5% return before expenses)	$1,000	$1,022.45	$2.92		.57%

Class Z

Actual(b)	$1,000	$1,177.30	$1.32	(c)	.24%(c	)

Hypothetical (5% return before expenses)	$1,000	$1,024.13	$1.23	(c)	.24%(c	)

(a)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period).
(b)	Based on the actual return for the six months ended Jan. 31, 2011: +17.82% for Class A and +17.73% for Class Z.
(c)	Columbia Management Investment Advisers, LLC (the Investment Manager) and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until March 31, 2012, unless sooner terminated at the sole discretion of the Fund’s Board, such that net expenses (excluding fees and expenses of acquired funds), will not exceed 0.32% for Class Z. Any amounts waived will not be reimbursed by the Fund. This change is effective April 1, 2011. Had this change been in place for the entire six month period ended Jan. 31, 2011, the actual expenses paid would have been $1.77 for Class Z; the hypothetical expenses paid would have been $1.64 for Class Z. The actual and hypothetical expenses paid for Class A would have been the same as those expenses presented in the table above.

RIVERSOURCE S&P 500 INDEX FUND — 2011 ANNUAL REPORT  15

Portfolio of Investments

Jan. 31, 2011
(Percentages represent value of investments compared to net assets)

Investments in Securities

Common Stocks (99.5%)
Issuer	Shares		Value(a)

Aerospace & Defense (2.7%)
General Dynamics Corp.	4,889		$368,631
Goodrich Corp.	1,644		148,979
Honeywell International, Inc.	10,072		564,133
ITT Corp.	2,348		138,344
L-3 Communications Holdings, Inc.	1,461		114,323
Lockheed Martin Corp.	3,831		304,948
Northrop Grumman Corp.	3,791		262,716
Precision Castparts Corp.	1,822		260,528
Raytheon Co.	4,711		235,503
Rockwell Collins, Inc.	2,002		128,408
The Boeing Co.	9,479		658,601
United Technologies Corp.	11,919		969,014

Total			4,154,128

Air Freight & Logistics (1.0%)
CH Robinson Worldwide, Inc.	2,162	(d)	166,669
Expeditors International of Washington, Inc.	2,721		137,873
FedEx Corp.	4,063		366,970
United Parcel Service, Inc., Class B	12,766		914,301

Total			1,585,813

Airlines (0.1%)
Southwest Airlines Co.	9,676		114,661

Auto Components (0.2%)
Johnson Controls, Inc.	8,713		334,492
The Goodyear Tire & Rubber Co.	3,119	(b)	37,054

Total			371,546

Automobiles (0.6%)
Ford Motor Co.	48,397	(b)	771,932
Harley-Davidson, Inc.	3,030		120,140

Total			892,072

Beverages (2.4%)
Brown-Forman Corp., Class B	1,359	(d)	90,170
Coca-Cola Enterprises, Inc.	4,399		110,679
Constellation Brands, Inc., Class A	2,326	(b,d)	44,706
Dr Pepper Snapple Group, Inc.	2,918		103,385
Molson Coors Brewing Co., Class B	2,021	(d)	94,724
PepsiCo, Inc.	20,495		1,318,033
The Coca-Cola Co.	29,993		1,885,060

Total			3,646,757

Biotechnology (1.2%)
Amgen, Inc.	12,201	(b)	672,031
Biogen Idec, Inc.	3,058	(b)	200,207
Celgene Corp.	6,100	(b)	314,333
Cephalon, Inc.	984	(b,d)	58,135
Genzyme Corp.	3,345	(b)	245,356
Gilead Sciences, Inc.	10,493	(b)	402,721

Total			1,892,783

Building Products (—%)
Masco Corp.	4,644	(d)	61,858

Capital Markets (2.5%)
Ameriprise Financial, Inc.	3,192	(g)	196,787
E*Trade Financial Corp.	2,557	(b)	42,344
Federated Investors, Inc., Class B	1,160	(d)	31,413
Franklin Resources, Inc.	1,875		226,219
Invesco Ltd.	5,977		147,871
Janus Capital Group, Inc.	2,356	(d)	30,416
Legg Mason, Inc.	1,974	(d)	65,399
Morgan Stanley	19,550		574,769
Northern Trust Corp.	3,108	(d)	161,554
State Street Corp.	6,466		302,092
T Rowe Price Group, Inc.	3,305	(d)	217,866
The Bank of New York Mellon Corp.	16,049		501,210

See accompanying Notes to Portfolio of Investments.

16  RIVERSOURCE S&P 500 INDEX FUND — 2011 ANNUAL REPORT

Common Stocks (continued)
Issuer	Shares		Value(a)

Capital Markets (cont.)
The Charles Schwab Corp.	12,818		$231,365
The Goldman Sachs Group, Inc.	6,600		1,079,891

Total			3,809,196

Chemicals (2.1%)
Air Products & Chemicals, Inc.	2,782		242,730
Airgas, Inc.	983		61,605
CF Industries Holdings, Inc.	933		125,992
Eastman Chemical Co.	951		88,310
Ecolab, Inc.	3,002		149,169
EI du Pont de Nemours & Co.	11,818		598,937
FMC Corp.	952		72,409
International Flavors & Fragrances, Inc.	1,044		59,560
Monsanto Co.	6,929		508,450
PPG Industries, Inc.	2,108		177,662
Praxair, Inc.	3,960		368,438
Sigma-Aldrich Corp.	1,548	(d)	98,530
The Dow Chemical Co.	14,993		531,952
The Sherwin-Williams Co.	1,144		96,931

Total			3,180,675

Commercial Banks (3.0%)
BB&T Corp.	8,985		248,345
Comerica, Inc.	2,265		86,523
Fifth Third Bancorp	11,838		176,031
First Horizon National Corp.	3,354	(b,d)	37,998
Huntington Bancshares, Inc.	11,146	(d)	80,697
KeyCorp	11,375		101,238
M&T Bank Corp.	1,563	(d)	135,153
Marshall & Ilsley Corp.	6,847		47,861
PNC Financial Services Group, Inc.	6,775		406,500
Regions Financial Corp.	16,236		115,276
SunTrust Banks, Inc.	6,440		195,969
U.S. Bancorp	24,808		669,815
Wells Fargo & Co.	67,828		2,198,983
Zions Bancorporation	2,324	(d)	54,800

Total			4,555,189

Commercial Services & Supplies (0.5%)
Avery Dennison Corp.	1,388	(d)	58,421
Cintas Corp.	1,638		45,962
Iron Mountain, Inc.	2,590		63,170
Pitney Bowes, Inc.	2,610	(d)	63,371
Republic Services, Inc.	3,964	(d)	122,250
RR Donnelley & Sons Co.	2,655		47,047
Stericycle, Inc.	1,113	(b,d)	87,359
Waste Management, Inc.	6,164		233,431

Total			721,011

Communications Equipment (2.3%)
Cisco Systems, Inc.	71,631	(b)	1,514,995
F5 Networks, Inc.	1,050	(b)	113,799
Harris Corp.	1,639	(d)	76,279
JDS Uniphase Corp.	2,892	(b)	49,077
Juniper Networks, Inc.	6,755	(b)	250,746
Motorola Mobility Holdings, Inc.	3,795	(b)	105,774
Motorola Solutions, Inc.	4,337	(b)	168,145
QUALCOMM, Inc.	20,923		1,132,562
Tellabs, Inc.	4,755	(d)	25,202

Total			3,436,579

Computers & Peripherals (4.5%)
Apple, Inc.	11,854	(b)	4,022,300
Dell, Inc.	21,701	(b)	285,585
EMC Corp.	26,635	(b)	662,945
Hewlett-Packard Co.	29,286		1,338,077
Lexmark International, Inc., Class A	1,032	(b)	35,955
NetApp, Inc.	4,685	(b,d)	256,410
SanDisk Corp.	3,006	(b)	136,382
Western Digital Corp.	2,952	(b)	100,427

Total			6,838,081

See accompanying Notes to Portfolio of Investments.

RIVERSOURCE S&P 500 INDEX FUND — 2011 ANNUAL REPORT  17

Portfolio of Investments (continued)

Common Stocks (continued)
Issuer	Shares		Value(a)

Construction & Engineering (0.2%)
Fluor Corp.	2,293		$158,652
Jacobs Engineering Group, Inc.	1,654	(b)	84,966
Quanta Services, Inc.	2,760	(b,d)	65,495

Total			309,113

Construction Materials (—%)
Vulcan Materials Co.	1,680	(d)	71,501

Consumer Finance (0.7%)
American Express Co.	13,552		587,886
Capital One Financial Corp.	5,891		283,711
Discover Financial Services	7,026		144,665
SLM Corp.	6,268	(b,d)	90,322

Total			1,106,584

Containers & Packaging (0.2%)
Ball Corp.	1,156		82,226
Bemis Co., Inc.	1,420		46,221
Owens-Illinois, Inc.	2,137	(b)	63,020
Sealed Air Corp.	2,084	(d)	55,622

Total			247,089

Distributors (0.1%)
Genuine Parts Co.	2,016		104,328

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A	1,665	(b)	68,714
DeVry, Inc.	818		42,626
H&R Block, Inc.	3,990	(d)	49,955

Total			161,295

Diversified Financial Services (4.3%)
Bank of America Corp.	130,339		1,789,554
Citigroup, Inc.	375,390	(b)	1,809,380
CME Group, Inc.	870		268,447
IntercontinentalExchange, Inc.	923	(b)	111,212
JPMorgan Chase & Co.	50,524		2,270,549
Leucadia National Corp.	2,570		83,576
Moody’s Corp.	2,623		77,038
NYSE Euronext	3,365		107,041
The NASDAQ OMX Group, Inc.	1,923	(b,d)	47,075

Total			6,563,872

Diversified Telecommunication Services (2.6%)
AT&T, Inc.	76,373		2,101,786
CenturyLink, Inc.	3,905	(d)	168,850
Frontier Communications Corp.	12,833		117,679
Qwest Communications International, Inc.	22,519		160,560
Verizon Communications, Inc.	36,515		1,300,664
Windstream Corp.	6,236		79,883

Total			3,929,422

Electric Utilities (1.7%)
Allegheny Energy, Inc.	2,182		56,252
American Electric Power Co., Inc.	6,188		220,788
Duke Energy Corp.	17,119		306,088
Edison International	4,205		152,557
Entergy Corp.	2,338		168,733
Exelon Corp.	8,565		364,098
FirstEnergy Corp.	3,943	(d)	154,250
NextEra Energy, Inc.	5,390	(d)	288,149
Northeast Utilities	2,261		74,432
Pepco Holdings, Inc.	2,889		53,649
Pinnacle West Capital Corp.	1,418		57,727
PPL Corp.	6,230		160,672
Progress Energy, Inc.	3,776		169,618
Southern Co.	10,822		407,124

Total			2,634,137

Electrical Equipment (0.5%)
Emerson Electric Co.	9,703		571,313
Rockwell Automation, Inc.	1,818		147,276
Roper Industries, Inc.	1,221		94,859

Total			813,448

See accompanying Notes to Portfolio of Investments.

18  RIVERSOURCE S&P 500 INDEX FUND — 2011 ANNUAL REPORT

Common Stocks (continued)
Issuer	Shares		Value(a)

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	2,279		$126,120
Corning, Inc.	20,193		448,486
FLIR Systems, Inc.	2,063	(b,d)	64,036
Jabil Circuit, Inc.	2,553		51,596
Molex, Inc.	1,792	(d)	46,861

Total			737,099

Energy Equipment & Services (2.4%)
Baker Hughes, Inc.	5,552		380,368
Cameron International Corp.	3,112	(b)	165,870
Diamond Offshore Drilling, Inc.	915	(d)	65,615
FMC Technologies, Inc.	1,527	(b)	143,538
Halliburton Co.	11,774		529,829
Helmerich & Payne, Inc.	1,384		81,282
Nabors Industries Ltd.	3,690	(b,c)	90,036
National Oilwell Varco, Inc.	5,432		401,425
Noble Corp.	3,250	(c,d)	124,313
Rowan Companies, Inc.	1,612	(b)	55,259
Schlumberger Ltd.	17,647		1,570,406

Total			3,607,941

Food & Staples Retailing (2.3%)
Costco Wholesale Corp.	5,599		402,232
CVS Caremark Corp.	17,578		601,167
Safeway, Inc.	4,802	(d)	99,353
SUPERVALU, Inc.	2,724	(d)	19,858
SYSCO Corp.	7,561		220,328
The Kroger Co.	8,264		176,850
Walgreen Co.	11,952		483,339
Wal-Mart Stores, Inc.	25,339		1,420,757
Whole Foods Market, Inc.	1,922		99,387

Total			3,523,271

Food Products (1.7%)
Archer-Daniels-Midland Co.	8,281	(d)	270,540
Campbell Soup Co.	2,494	(d)	85,145
ConAgra Foods, Inc.	5,704		127,370
Dean Foods Co.	2,333	(b,d)	23,680
General Mills, Inc.	8,261		287,318
HJ Heinz Co.	4,162		197,695
Hormel Foods Corp.	917		45,300
Kellogg Co.	3,308		166,392
Kraft Foods, Inc., Class A	22,579		690,240
McCormick & Co., Inc.	1,739		76,864
Mead Johnson Nutrition Co.	2,633		152,635
Sara Lee Corp.	8,261		140,189
The Hershey Co.	2,023		94,454
The JM Smucker Co.	1,527		94,918
Tyson Foods, Inc., Class A	3,844		63,234

Total			2,515,974

Gas Utilities (0.1%)
Nicor, Inc.	599		30,232
Oneok, Inc.	1,392		81,974

Total			112,206

Health Care Equipment & Supplies (1.6%)
Baxter International, Inc.	7,511		364,208
Becton Dickinson and Co.	2,993		248,269
Boston Scientific Corp.	19,622	(b)	136,962
CareFusion Corp.	2,866	(b,d)	73,742
CR Bard, Inc.	1,183	(d)	111,616
DENTSPLY International, Inc.	1,829		64,893
Intuitive Surgical, Inc.	506	(b,d)	163,392
Medtronic, Inc.	13,950		534,565
St. Jude Medical, Inc.	4,442	(b)	179,901
Stryker Corp.	4,412		253,955
Varian Medical Systems, Inc.	1,554	(b,d)	105,004
Zimmer Holdings, Inc.	2,539	(b)	150,207

Total			2,386,714

Health Care Providers & Services (2.0%)
Aetna, Inc.	5,162		170,036
AmerisourceBergen Corp.	3,559		127,626
Cardinal Health, Inc.	4,505		187,003
CIGNA Corp.	3,504		147,238
Coventry Health Care, Inc.	1,897	(b,d)	56,853
DaVita, Inc.	1,247	(b)	92,091
Express Scripts, Inc.	6,805	(b)	383,325
Five Star Quality Care, Inc.	—	(b,i)	1
Humana, Inc.	2,155	(b)	124,925
Laboratory Corp. of America Holdings	1,292	(b)	116,164

See accompanying Notes to Portfolio of Investments.

RIVERSOURCE S&P 500 INDEX FUND — 2011 ANNUAL REPORT  19

Portfolio of Investments (continued)

Common Stocks (continued)
Issuer	Shares		Value(a)

Health Care Providers & Services (cont.)
McKesson Corp.	3,275		$246,182
Medco Health Solutions, Inc.	5,481	(b)	334,451
Patterson Companies, Inc.	1,225	(d)	40,499
Quest Diagnostics, Inc.	1,838		104,674
Tenet Healthcare Corp.	6,264	(b)	41,656
UnitedHealth Group, Inc.	14,213		583,443
WellPoint, Inc.	5,095	(b)	316,501

Total			3,072,668

Health Care Technology (0.1%)
Cerner Corp.	936	(b,d)	92,524

Hotels, Restaurants & Leisure (1.6%)
Carnival Corp. Unit	5,544		247,872
Darden Restaurants, Inc.	1,775		83,620
International Game Technology	3,863		66,328
Marriott International, Inc., Class A	3,697		145,995
McDonald’s Corp.	13,633		1,004,343
Starbucks Corp.	9,582		302,120
Starwood Hotels & Resorts Worldwide, Inc.	2,483	(d)	146,423
Wyndham Worldwide Corp.	2,241		63,039
Wynn Resorts Ltd.	993		115,516
Yum! Brands, Inc.	6,066		283,646

Total			2,458,902

Household Durables (0.4%)
DR Horton, Inc.	3,624		44,901
Fortune Brands, Inc.	1,947	(d)	120,091
Harman International Industries, Inc.	914	(b,d)	39,594
Leggett & Platt, Inc.	1,877		42,289
Lennar Corp., Class A	2,032	(d)	39,340
Newell Rubbermaid, Inc.	3,747		72,130
Pulte Group, Inc.	4,362	(b,d)	34,416
Stanley Black & Decker, Inc.	2,131		154,881
Whirlpool Corp.	997	(d)	85,244

Total			632,886

Household Products (2.1%)
Clorox Co.	1,815	(d)	114,145
Colgate-Palmolive Co.	6,222		477,663
Kimberly-Clark Corp.	5,267		340,933
The Procter & Gamble Co.	36,160		2,282,781

Total			3,215,522

Independent Power Producers & Energy Traders (0.2%)
Constellation Energy Group, Inc.	2,603	(d)	83,947
NRG Energy, Inc.	3,217	(b,d)	66,753
The AES Corp.	8,543	(b)	105,933

Total			256,633

Industrial Conglomerates (2.6%)
3M Co.	9,251		813,348
General Electric Co.	137,708		2,773,440
Textron, Inc.	3,553	(d)	93,408
Tyco International Ltd.	6,315		283,101

Total			3,963,297

Insurance (3.8%)
ACE Ltd.	4,385	(c)	270,072
Aflac, Inc.	6,108		351,699
American International Group, Inc.	1,817	(b,d)	73,316
AON Corp.	4,250		194,395
Assurant, Inc.	1,396		54,765
Berkshire Hathaway, Inc., Class B	22,362	(b,d)	1,828,093
Chubb Corp.	3,916		226,854
Cincinnati Financial Corp.	2,121	(d)	67,957
Genworth Financial, Inc., Class A	6,310	(b)	85,627
Hartford Financial Services Group, Inc.	5,769		160,263
Lincoln National Corp.	4,096		118,129
Loews Corp.	4,102		164,285
Marsh & McLennan Companies, Inc.	7,007	(d)	195,355
MetLife, Inc.	11,719		536,378
Principal Financial Group, Inc.	4,140	(d)	135,668
Prudential Financial, Inc.	6,267		385,483
The Allstate Corp.	6,955		216,579

See accompanying Notes to Portfolio of Investments.

20  RIVERSOURCE S&P 500 INDEX FUND — 2011 ANNUAL REPORT

Common Stocks (continued)
Issuer	Shares		Value(a)

Insurance (cont.)
The Progressive Corp.	8,598		$170,326
The Travelers Companies, Inc.	5,951		334,803
Torchmark Corp.	1,055		65,727
Unum Group	4,091		102,030
XL Group PLC	4,170		95,576

Total			5,833,380

Internet & Catalog Retail (0.8%)
Amazon.com, Inc.	4,595	(b)	779,495
Expedia, Inc.	2,616	(d)	65,819
NetFlix, Inc.	550	(b)	117,744
priceline.com, Inc.	640	(b)	274,253

Total			1,237,311

Internet Software & Services (1.9%)
Akamai Technologies, Inc.	2,379	(b)	114,953
eBay, Inc.	14,811	(b)	449,662
Google, Inc., Class A	3,214	(b)	1,929,558
Monster Worldwide, Inc.	1,696	(b,d)	28,238
VeriSign, Inc.	2,234		75,174
Yahoo!, Inc.	16,851	(b,d)	271,638

Total			2,869,223

IT Services (3.1%)
Automatic Data Processing, Inc.	6,396		306,368
Cognizant Technology Solutions Corp., Class A	3,900	(b)	284,505
Computer Sciences Corp.	2,019		107,593
Fidelity National Information Services, Inc.	3,447		104,892
Fiserv, Inc.	1,919	(b)	118,537
IBM Corp.	16,079		2,604,798
Mastercard, Inc., Class A	1,276		301,787
Paychex, Inc.	4,157		133,024
SAIC, Inc.	3,785	(b,d)	62,717
Teradata Corp.	2,180	(b)	93,718
The Western Union Co.	8,485		172,076
Total System Services, Inc.	2,114	(d)	36,805
Visa, Inc., Class A	6,299		439,985

Total			4,766,805

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	1,774		78,216
Mattel, Inc.	4,616		109,307

Total			187,523

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.	4,481	(b)	187,440
Life Technologies Corp.	2,401	(b)	130,350
PerkinElmer, Inc.	1,533		39,214
Thermo Fisher Scientific, Inc.	5,143	(b)	294,541
Waters Corp.	1,196	(b)	91,362

Total			742,907

Machinery (2.3%)
Caterpillar, Inc.	8,194		794,899
Cummins, Inc.	2,562		271,265
Danaher Corp.	6,946		319,933
Deere & Co.	5,493		499,313
Dover Corp.	2,435		156,084
Eaton Corp.	2,186		236,001
Flowserve Corp.	731		91,368
Illinois Tool Works, Inc.	6,386		341,587
Ingersoll-Rand PLC	4,200	(c,d)	198,240
PACCAR, Inc.	4,719		266,576
Pall Corp.	1,489		82,505
Parker Hannifin Corp.	2,060		184,185
Snap-On, Inc.	757	(d)	42,869

Total			3,484,825

Media (3.1%)
Cablevision Systems Corp., Class A	3,100		104,935
CBS Corp., Class B	8,806		174,623
Comcast Corp., Class A	36,041		819,933
DIRECTV, Class A	10,793	(b)	457,515
Discovery Communications, Inc., Class A	3,675	(b,d)	143,325
Gannett Co., Inc.	3,073		45,296
News Corp., Class A	29,509		443,225
Omnicom Group, Inc.	3,902		175,122
Scripps Networks Interactive, Inc., Class A	1,164		54,126
The Interpublic Group of Companies, Inc.	6,301	(b,d)	67,358

See accompanying Notes to Portfolio of Investments.

RIVERSOURCE S&P 500 INDEX FUND — 2011 ANNUAL REPORT  21

Portfolio of Investments (continued)

Common Stocks (continued)
Issuer	Shares		Value(a)

Media (cont.)
The McGraw-Hill Companies, Inc.	3,951		$154,010
The Walt Disney Co.	24,447		950,254
The Washington Post Co., Class B	76	(d)	32,555
Time Warner Cable, Inc.	4,610		312,696
Time Warner, Inc.	14,320		450,364
Viacom, Inc., Class B	7,805		324,298

Total			4,709,635

Metals & Mining (1.2%)
AK Steel Holding Corp.	1,436	(d)	22,832
Alcoa, Inc.	13,215		218,973
Allegheny Technologies, Inc.	1,293	(d)	84,291
Cliffs Natural Resources, Inc.	1,770		151,264
Freeport-McMoRan Copper & Gold, Inc.	6,104		663,810
Newmont Mining Corp.	6,349		349,639
Nucor Corp.	4,082		187,405
Titanium Metals Corp.	1,188	(b)	22,394
United States Steel Corp.	1,841	(d)	106,170

Total			1,806,778

Multiline Retail (0.8%)
Big Lots, Inc.	995	(b)	31,631
Family Dollar Stores, Inc.	1,608		68,308
JC Penney Co., Inc.	3,041		97,525
Kohl’s Corp.	3,785	(b,h)	192,202
Macy’s, Inc.	5,478		126,816
Nordstrom, Inc.	2,170	(d)	89,361
Sears Holdings Corp.	591	(b,d)	44,544
Target Corp.	9,152		501,803

Total			1,152,190

Multi-Utilities (1.3%)
Ameren Corp.	3,080		87,380
CenterPoint Energy, Inc.	5,470		88,341
CMS Energy Corp.	3,165	(d)	61,718
Consolidated Edison, Inc.	3,755		187,412
Dominion Resources, Inc.	7,519		327,376
DTE Energy Co.	2,200		101,772
Integrys Energy Group, Inc.	1,012		48,161
NiSource, Inc.	3,596	(d)	66,958
PG&E Corp.	5,061		234,223
Public Service Enterprise Group, Inc.	6,517		211,346
SCANA Corp.	1,467	(d)	62,010
Sempra Energy	3,086		160,688
TECO Energy, Inc.	2,799		51,530
Wisconsin Energy Corp.	1,493		90,013
Xcel Energy, Inc.	5,927		139,699

Total			1,918,627

Office Electronics (0.1%)
Xerox Corp.	17,905		190,151

Oil, Gas & Consumable Fuels (10.4%)
Anadarko Petroleum Corp.	6,383		492,002
Apache Corp.	4,920		587,251
Cabot Oil & Gas Corp.	1,362		56,700
Chesapeake Energy Corp.	8,462		249,883
Chevron Corp.	25,989		2,467,136
ConocoPhillips	18,973		1,355,811
Consol Energy, Inc.	2,912	(d)	144,726
Denbury Resources, Inc.	5,172	(b)	105,250
Devon Energy Corp.	5,606		497,196
El Paso Corp.	9,110		144,667
EOG Resources, Inc.	3,279		348,853
EQT Corp.	1,911		92,091
Exxon Mobil Corp.	65,139	(h)	5,255,414
Hess Corp.	3,874		325,881
Kinder Morgan Management LLC	1	(b)	39
Marathon Oil Corp.	9,188		419,892
Massey Energy Co.	1,342		84,358
Murphy Oil Corp.	2,501	(d)	165,816
Newfield Exploration Co.	1,750	(b)	128,048
Noble Energy, Inc.	2,248		204,793
Occidental Petroleum Corp.	10,482		1,013,400
Peabody Energy Corp.	3,463		219,623
Pioneer Natural Resources Co.	1,512		143,882
QEP Resources, Inc.	2,245		91,237
Range Resources Corp.	2,093	(d)	104,378
Southwestern Energy Co.	4,476	(b)	176,802
Spectra Energy Corp.	8,384		219,912
Sunoco, Inc.	1,540		65,373

See accompanying Notes to Portfolio of Investments.

22  RIVERSOURCE S&P 500 INDEX FUND — 2011 ANNUAL REPORT

Common Stocks (continued)
Issuer	Shares		Value(a)

Oil, Gas & Consumable Fuels (cont.)
Tesoro Corp.	1,831	(b)	$35,247
The Williams Companies, Inc.	7,569		204,287
Valero Energy Corp.	7,322		185,686

Total			15,585,634

Paper & Forest Products (0.1%)
International Paper Co.	5,676		163,923
MeadWestvaco Corp.	2,175		62,270

Total			226,193

Personal Products (0.2%)
Avon Products, Inc.	5,524		156,384
The Estee Lauder Companies, Inc., Class A	1,483		119,382

Total			275,766

Pharmaceuticals (5.3%)
Abbott Laboratories	19,981		902,342
Allergan, Inc.	3,984		281,310
Bristol-Myers Squibb Co.	22,102	(d)	556,528
Eli Lilly & Co.	13,136		456,739
Forest Laboratories, Inc.	3,688	(b)	118,975
Hospira, Inc.	2,179	(b)	120,346
Johnson & Johnson	35,482		2,120,759
Merck & Co., Inc.	39,806		1,320,365
Mylan, Inc.	5,604	(b)	129,789
Pfizer, Inc.	103,510		1,885,952
Watson Pharmaceuticals, Inc.	1,603	(b,d)	87,396

Total			7,980,501

Professional Services (0.1%)
Dun & Bradstreet Corp.	658		55,897
Equifax, Inc.	1,587	(d)	56,688
Robert Half International, Inc.	1,887	(d)	59,176

Total			171,761

Real Estate Investment Trusts (REITs) (1.5%)
Apartment Investment & Management Co., Class A	1,493		38,161
AvalonBay Communities, Inc.	1,105	(d)	128,103
Boston Properties, Inc.	1,820		171,753
Equity Residential	3,664		198,552
HCP, Inc.	4,713	(d)	174,805
Health Care REIT, Inc.	1,868	(d)	91,681
Host Hotels & Resorts, Inc.	8,614	(d)	159,445
Kimco Realty Corp.	5,226		94,538
Plum Creek Timber Co., Inc.	2,111	(d)	88,388
ProLogis	7,337	(d)	109,468
Public Storage	1,815		197,799
Simon Property Group, Inc.	3,797	(d)	385,207
Ventas, Inc.	2,053	(d)	113,859
Vornado Realty Trust	2,114	(d)	186,222
Weyerhaeuser Co.	6,920		160,406

Total			2,298,387

Real Estate Management & Development (0.1%)
CB Richard Ellis Group, Inc., Class A	3,738	(b)	82,946

Road & Rail (0.8%)
CSX Corp.	4,860		343,116
Norfolk Southern Corp.	4,674		286,002
Ryder System, Inc.	685		32,935
Union Pacific Corp.	6,358		601,657

Total			1,263,710

Semiconductors & Semiconductor Equipment (2.6%)
Advanced Micro Devices, Inc.	7,424	(b,d)	58,130
Altera Corp.	4,028		151,332
Analog Devices, Inc.	3,861		149,923
Applied Materials, Inc.	17,286		271,217
Broadcom Corp., Class A	5,865		264,453
First Solar, Inc.	703	(b,d)	108,670
Intel Corp.	72,066		1,546,535
KLA-Tencor Corp.	2,158	(d)	95,125
Linear Technology Corp.	2,901		100,926
LSI Corp.	7,964	(b)	49,297
MEMC Electronic Materials, Inc.	2,935	(b)	32,549
Microchip Technology, Inc.	2,434	(d)	88,768
Micron Technology, Inc.	11,096	(b)	116,952

See accompanying Notes to Portfolio of Investments.

RIVERSOURCE S&P 500 INDEX FUND — 2011 ANNUAL REPORT  23

Portfolio of Investments (continued)

Common Stocks (continued)
Issuer	Shares		Value(a)

Semiconductors & Semiconductor Equipment (cont.)
National Semiconductor Corp.	3,078	(d)	$46,662
Novellus Systems, Inc.	1,144	(b)	41,264
NVIDIA Corp.	7,513	(b)	179,711
Teradyne, Inc.	2,329	(b,d)	38,848
Texas Instruments, Inc.	15,150		513,737
Xilinx, Inc.	3,336		107,419

Total			3,961,518

Software (3.9%)
Adobe Systems, Inc.	6,570	(b)	217,139
Autodesk, Inc.	2,930	(b)	119,192
BMC Software, Inc.	2,293	(b)	109,376
CA, Inc.	4,972		118,334
Citrix Systems, Inc.	2,442	(b,d)	154,286
Compuware Corp.	2,829	(b)	30,327
Electronic Arts, Inc.	4,278	(b)	66,694
Intuit, Inc.	3,604	(b)	169,136
McAfee, Inc.	1,994	(b)	95,513
Microsoft Corp.	97,275		2,696,948
Novell, Inc.	4,540	(b)	27,331
Oracle Corp.	50,026		1,602,332
Red Hat, Inc.	2,468	(b)	101,978
Salesforce.com, Inc.	1,542	(b,d)	199,134
Symantec Corp.	10,045	(b)	176,892

Total			5,884,612

Specialty Retail (1.9%)
Abercrombie & Fitch Co., Class A	1,150		57,972
AutoNation, Inc.	818	(b,d)	23,485
AutoZone, Inc.	344	(b)	87,214
Bed Bath & Beyond, Inc.	3,354	(b)	160,992
Best Buy Co., Inc.	4,244		144,296
CarMax, Inc.	2,885	(b)	94,195
GameStop Corp., Class A	1,972	(b,d)	41,550
Home Depot, Inc.	21,154		777,832
Limited Brands, Inc.	3,412		99,767
Lowe’s Companies, Inc.	17,826		442,085
O’Reilly Automotive, Inc.	1,806	(b,d)	102,635
RadioShack Corp.	1,493	(d)	22,619
Ross Stores, Inc.	1,538		100,278
Staples, Inc.	9,354		208,688
The Gap, Inc.	5,701		109,858
Tiffany & Co.	1,611	(d)	93,647
TJX Companies, Inc.	5,139		243,537
Urban Outfitters, Inc.	1,684	(b)	56,953

Total			2,867,603

Textiles, Apparel & Luxury Goods (0.5%)
Coach, Inc.	3,854		208,463
NIKE, Inc., Class B	4,960		409,100
Polo Ralph Lauren Corp.	811	(d)	86,923
VF Corp.	1,122	(d)	92,812

Total			797,298

Thrifts & Mortgage Finance (0.1%)
Hudson City Bancorp, Inc.	6,785		74,499
People’s United Financial, Inc.	4,747	(d)	61,284

Total			135,783

Tobacco (1.5%)
Altria Group, Inc.	27,002		634,817
Lorillard, Inc.	1,937		145,740
Philip Morris International, Inc.	23,457		1,342,679
Reynolds American, Inc.	4,362		138,755

Total			2,261,991

Trading Companies & Distributors (0.1%)
Fastenal Co.	1,885	(d)	109,443
WW Grainger, Inc.	728		95,710

Total			205,153

Wireless Telecommunication Services (0.3%)
American Tower Corp., Class A	5,163	(b)	262,590
MetroPCS Communications, Inc.	3,376	(b,d)	43,652
Sprint Nextel Corp.	38,575	(b,d)	174,359

Total			480,601

Total Common Stocks
(Cost: $128,855,261)			$151,155,587

See accompanying Notes to Portfolio of Investments.

24  RIVERSOURCE S&P 500 INDEX FUND — 2011 ANNUAL REPORT

Warrants (—%)
Issuer	Shares		Value(a)

Insurance
American International Group, Inc.	969	(b,d,f)	$14,070

Total Warrants
(Cost: $11,058)			$14,070

Money Market Fund (0.5%)
	Shares		Value(a)

Columbia Short-Term Cash Fund, 0.218%	820,781	(g)	$820,781

Total Money Market Fund
(Cost: $820,781)			$820,781

Investments of Cash Collateral Received
for Securities on Loan (7.2%)
	Effective	Principal
Issuer	yield	amount	Value(a)

Repurchase Agreements(e)
Goldman Sachs & Co. dated 01-31-11, matures 02-01-11, repurchase price
5,879,881	0.220%	$5,879,845	$5,879,845
Natixis Financial Products, Inc. dated 01-31-11, matures 02-01-11, repurchase price
5,000,029	0.210	5,000,000	5,000,000

Total			10,879,845

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $10,879,845)			$10,879,845

Total Investments in Securities
(Cost: $140,566,945)(j)			$162,870,283

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

Investments in Derivatives

Futures Contracts Outstanding at Jan. 31, 2011

	Number of
	contracts	Notional	Expiration	Unrealized	Unrealized
Contract description	long (short)	market value	date	appreciation	depreciation
S&P 500 Index	2	$641,200	March 2011	$12,143	$—
Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Jan. 31, 2011, the value of foreign securities, excluding short-term securities, represented 0.45% of net assets.

(d)	At Jan. 31, 2011, security was partially or fully on loan. See Note 7 to the financial statements.

See accompanying Notes to Portfolio of Investments.

RIVERSOURCE S&P 500 INDEX FUND — 2011 ANNUAL REPORT  25

Portfolio of Investments (continued)

Notes to Portfolio of Investments (continued)

(e)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Goldman Sachs & Co. (0.220%)
Security description	Value(a)
Government National Mortgage Association	$5,997,442

Total market value of collateral securities	$5,997,442

Natixis Financial Products, Inc. (0.210%)
Security description	Value(a)
Fannie Mae Interest Strip	$225,474
Fannie Mae Pool	20,254
Fannie Mae REMICS	1,773,732
Freddie Mac Gold Pool	17,558
Freddie Mac Non Gold Pool	29,834
Freddie Mac REMICS	2,419,699
Freddie Mac Strips	196,232
United States Treasury Note/Bond	417,247

Total market value of collateral securities	$5,100,030

(f)	Identifies issues considered to be illiquid as to their marketability (see Note 2 to the financial statements). The aggregate value of such securities at Jan. 31, 2011 was $14,070 representing 0.01% of net assets. Information concerning such security holdings at Jan. 31, 2011 was as follows:

	Acquisition
Security	dates	Cost
American International Group, Inc.	03-09-10 thru 12-17-10	$11,058

(g)	Affiliated Money Market Fund — See Note 8 to the financial statements. The rate shown is the seven-day current annualized yield at Jan. 31, 2011.

See accompanying Notes to Portfolio of Investments.

26  RIVERSOURCE S&P 500 INDEX FUND — 2011 ANNUAL REPORT

Notes to Portfolio of Investments (continued)

At Jan. 31, 2011, the fund held 3,192 shares of Ameriprise Financial, Inc. (Ameriprise) common stock valued at $196,787. Ameriprise is the parent company of Columbia Management Investment Advisers, LLC, which serves as the Investment Manager to the Fund. The cost of the Fund’s purchases and proceeds from sales of shares of Ameriprise common stock were $37,436 and $69,440, respectively, for the year ended Jan. 31, 2011. The Fund realized gains/losses of $22,965 on sales transactions of Ameriprise common stock and earned aggregate dividends of $2,358 during the year ended Jan. 31, 2011, as reflected in the Statement of Operations.

(h)	At Jan. 31, 2011, investments in securities included securities valued at $2,605,294 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(i)	Represents fractional shares.

(j)	At Jan. 31, 2011, the cost of securities for federal income tax purposes was $157,154,136 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$11,466,528
Unrealized depreciation	(5,750,381)

Net unrealized appreciation	$5,716,147

See accompanying Notes to Portfolio of Investments.

RIVERSOURCE S&P 500 INDEX FUND — 2011 ANNUAL REPORT  27

Portfolio of Investments (continued)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Valuation of securities.

See accompanying Notes to Portfolio of Investments.

28  RIVERSOURCE S&P 500 INDEX FUND — 2011 ANNUAL REPORT

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of Jan. 31, 2011:

	Fair value at Jan. 31, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total
Equity Securities
Common Stocks
Health Care Providers & Services	$3,072,667	$1	$—	$3,072,668
Oil, Gas & Consumable Fuels	15,585,595	39	—	15,585,634
All Other Industries	132,497,285	—	—	132,497,285
Warrants	14,070	—	—	14,070

Total Equity Securities	151,169,617	40	—	151,169,657

Other
Affiliated Money Market Fund(c)	820,781	—	—	820,781
Investments of Cash Collateral Received for Securities on Loan	—	10,879,845	—	10,879,845

Total Other	820,781	10,879,845	—	11,700,626

Investments in Securities	151,990,398	10,879,885	—	162,870,283
Derivatives(d)
Assets
Futures Contracts	12,143	—	—	12,143

Total	$152,002,541	$10,879,885	$—	$162,882,426

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Jan. 31, 2011.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

See accompanying Notes to Portfolio of Investments.

RIVERSOURCE S&P 500 INDEX FUND — 2011 ANNUAL REPORT  29

Portfolio of Investments (continued)

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

See accompanying Notes to Portfolio of Investments.

30  RIVERSOURCE S&P 500 INDEX FUND — 2011 ANNUAL REPORT

Statement of Assets and Liabilities
Jan. 31, 2011

Assets
Investments in securities, at value
Unaffiliated issuers* (identified cost $128,746,100)	$150,972,870
Affiliated issuers (identified cost $941,000)	1,017,568
Investments of cash collateral received for securities on loan (identified cost $10,879,845)	10,879,845

Total investments in securities (identified cost $140,566,945)	162,870,283
Receivable from Investment Manager	3,501
Capital shares receivable	58,042
Dividends and accrued interest receivable	145,933
Variation margin receivable on futures contracts	5,450

Total assets	163,083,209

Liabilities
Disbursements in excess of cash	3
Capital shares payable	92,720
Payable upon return of securities loaned	10,879,845
Accrued investment management services fees	2,727
Accrued distribution fees	439
Accrued transfer agency fees	41,323
Accrued administrative services fees	744
Other accrued expenses	82,720

Total liabilities	11,100,521

Net assets applicable to outstanding capital stock	$151,982,688

Represented by
Capital stock — $.01 par value	$353,524
Additional paid-in capital	146,183,125
Undistributed net investment income	1,230,622
Accumulated net realized gain (loss)	(18,100,064)
Unrealized appreciation (depreciation) on investments	22,315,481

Total — representing net assets applicable to outstanding capital stock	$151,982,688

*Value of securities on loan	$10,695,440

Net asset value per share
	Net assets	Shares outstanding	Net asset value per share
Class A	$21,443,053	5,001,700	$4.29
Class Z	$130,539,635	30,350,659	$4.30

The accompanying Notes to Financial Statements are an integral part of this statement.

RIVERSOURCE S&P 500 INDEX FUND — 2011 ANNUAL REPORT  31

Statement of Operations
Year ended Jan. 31, 2011

Investment income
Income:
Dividends — unaffiliated issuers	$2,740,287
Dividends — affiliated issuer	2,358
Income distributions from affiliated money market fund	2,147
Income from securities lending — net	20,988

Total income	2,765,780

Expenses:
Investment management services fees	292,411
Distribution fees
Class A	53,151
Transfer agency fees
Class A	24,577
Class Z	84,688
Administrative services fees	79,748
Plan administration services fees — Class Z	92,848
Compensation of board members	3,534
Custodian fees	34,020
Printing and postage	32,260
Registration fees	42,447
Licensing fees	1,835
Professional fees	25,989
Other	7,830

Total expenses	775,338
Expenses waived/reimbursed by the Investment Manager and its affiliates	(284,677)

Total net expenses	490,661

Investment income (loss) — net	2,275,119

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Security transactions — unaffiliated issuers	4,460,011
Security transactions — affiliated issuer	22,965
Futures contracts	128,721

Net realized gain (loss) on investments	4,611,697
Net change in unrealized appreciation (depreciation) on investments	21,076,576

Net gain (loss) on investments	25,688,273

Net increase (decrease) in net assets resulting from operations	$27,963,392

The accompanying Notes to Financial Statements are an integral part of this statement.

32  RIVERSOURCE S&P 500 INDEX FUND — 2011 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Jan. 31,	2011	2010
Operations and distributions
Investment income (loss) — net	$2,275,119	$2,210,576
Net realized gain (loss) on investments	4,611,697	(10,390,981)
Net change in unrealized appreciation (depreciation) on investments	21,076,576	40,472,394

Net increase (decrease) in net assets resulting from operations	27,963,392	32,291,989

Distributions to shareholders from:
Net investment income
Class A	(284,806)	(154,976)
Class Z	(1,965,081)	(845,110)
Net realized gain
Class A	—	(293,940)
Class Z	—	(1,309,270)

Total distributions	(2,249,887)	(2,603,296)

Capital share transactions
Proceeds from sales
Class A shares	766,064	3,223,188
Class Z shares	27,770,814	17,024,519
Reinvestment of distributions at net asset value
Class A shares	116,305	448,916
Class Z shares	1,947,612	2,153,216
Payments for redemptions
Class A shares	(4,934,760)	(9,294,927)
Class Z shares	(21,427,237)	(30,251,236)

Increase (decrease) in net assets from capital share transactions	4,238,798	(16,696,324)

Total increase (decrease) in net assets	29,952,303	12,992,369
Net assets at beginning of year	122,030,385	109,038,016

Net assets at end of year	$151,982,688	$122,030,385

Undistributed net investment income	$1,230,622	$1,222,821

The accompanying Notes to Financial Statements are an integral part of this statement.

RIVERSOURCE S&P 500 INDEX FUND — 2011 ANNUAL REPORT  33

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2008 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions and are not annualized for periods of less than one year.

Class A*	Year ended Jan. 31,
Per share data	2011	2010	2009	2008	2007
Net asset value, beginning of period	$3.55	$2.73	$4.90	$5.54	$4.92

Income from investment operations:
Net investment income (loss)	.06	.06	.07	.08	.08
Net gains (losses) (both realized and unrealized)	.74	.83	(1.94)	(.21)	.61

Total from investment operations	.80	.89	(1.87)	(.13)	.69

Less distributions:
Dividends from net investment income	(.06)	(.02)	(.10)	(.08)	(.07)
Distributions from realized gains	—	(.05)	(.20)	(.43)	—

Total distributions	(.06)	(.07)	(.30)	(.51)	(.07)

Net asset value, end of period	$4.29	$3.55	$2.73	$4.90	$5.54

Total return	22.47%	32.59%	(38.56% )	(2.89% )	14.05%

Ratios to average net assets(a)
Gross expenses prior to expense waiver/reimbursement	.76%	.73%	.73%	.68%	.79%

Net expenses after expense waiver/reimbursement(b)	.58%	.60%	.59%	.59%	.59%

Net investment income (loss)	1.57%	1.79%	1.75%	1.43%	1.40%

Supplemental data
Net assets, end of period (in millions)	$21	$22	$21	$48	$57

Portfolio turnover rate	26%	41%	5%	4%	20%

See accompanying Notes to Financial Highlights.

34  RIVERSOURCE S&P 500 INDEX FUND — 2011 ANNUAL REPORT

Class Z**	Year ended Jan. 31,
Per share data	2011	2010	2009	2008	2007
Net asset value, beginning of period	$3.56	$2.74	$4.92	$5.56	$4.95

Income from investment operations:
Net investment income (loss)	.07	.06	.09	.10	.09
Net gains (losses) (both realized and unrealized)	.74	.84	(1.96)	(.22)	.60

Total from investment operations	.81	.90	(1.87)	(.12)	.69

Less distributions:
Dividends from net investment income	(.07)	(.03)	(.11)	(.09)	(.08)
Distributions from realized gains	—	(.05)	(.20)	(.43)	—

Total distributions	(.07)	(.08)	(.31)	(.52)	(.08)

Net asset value, end of period	$4.30	$3.56	$2.74	$4.92	$5.56

Total return	22.69%	32.67%	(38.38% )	(2.64% )	14.05%

Ratios to average net assets(a)
Gross expenses prior to expense waiver/reimbursement	.55%	.56%	.59%	.56%	.56%

Net expenses after expense waiver/reimbursement(b)	.33%	.46%	.34%	.36%	.34%

Net investment income (loss)	1.74%	1.93%	2.01%	1.67%	1.64%

Supplemental data
Net assets, end of period (in millions)	$131	$100	$88	$165	$241

Portfolio turnover rate	26%	41%	5%	4%	20%

Notes to Financial Highlights

*	Effective Sept. 7, 2010, Class D shares were renamed Class A shares.
**	Effective Sept. 7, 2010, Class E shares were renamed Class Z shares.
(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

The accompanying Notes to Financial Statements are an integral part of this statement.

RIVERSOURCE S&P 500 INDEX FUND — 2011 ANNUAL REPORT  35

Notes to Financial Statements

1.	ORGANIZATION

RiverSource S&P 500 Index Fund (the Fund) is a series of RiverSource Market Advantage Series, Inc. (the Corporation) and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Corporation has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Corporation’s Board of Directors (the Board).

The Fund offers Class A and Class Z shares which are offered without a sales charge. Effective Sept. 7, 2010, Class D shares and Class E shares of the Fund were renamed Class A and Class Z, respectively. Class Z shares of the Fund are available to certain eligible investors.

Both classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration service fees) differ between classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of estimates
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price from the primary exchange. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The policy adopted by the Board generally contemplates the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

36  RIVERSOURCE S&P 500 INDEX FUND — 2011 ANNUAL REPORT

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. This policy takes into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

Foreign currency translations
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

Repurchase agreements
The Fund may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

RIVERSOURCE S&P 500 INDEX FUND — 2011 ANNUAL REPORT  37

Notes to Financial Statements (continued)

Illiquid securities
At Jan. 31, 2011, investments in securities included issues that are illiquid which the Fund currently limits to 15% of net assets, at market value, at the time of purchase. The aggregate value of such securities at Jan. 31, 2011 was $14,070 representing 0.01% of net assets. Certain illiquid securities may be valued, in good faith, by management at fair value according to procedures approved by the Board. According to Board guidelines, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

Guarantees and indemnifications
Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Federal taxes
The Fund’s policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

Foreign capital gains taxes
Realized gains in certain countries may be subject to foreign taxes at the Fund level, at rates ranging from approximately 10% to 15%. The Fund pays such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

Dividends to shareholders
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are normally distributed along with the income dividend.

38  RIVERSOURCE S&P 500 INDEX FUND — 2011 ANNUAL REPORT

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3.	DERIVATIVE INSTRUMENTS

The Fund invests in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the contract between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Futures contracts
Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts traded on U.S. and foreign exchanges to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of

RIVERSOURCE S&P 500 INDEX FUND — 2011 ANNUAL REPORT  39

Notes to Financial Statements (continued)

the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of derivative transactions on the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Fair values of derivative instruments at Jan. 31, 2011

	Asset derivatives
	Statement of Assets
Risk exposure category	and Liabilities location	Fair value
Equity contracts	Net assets — unrealized appreciation on investments	$12,143	*

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

Effect of derivative instruments in the Statement of Operations for the year ended Jan. 31, 2011

Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures
Equity contracts	$128,721

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures
Equity contracts	$70,014

40  RIVERSOURCE S&P 500 INDEX FUND — 2011 ANNUAL REPORT

Volume of derivative activity
Futures
The gross notional amount of long contracts was approximately $600,000 at Jan. 31, 2011. The monthly average gross notional amount for these contracts was $800,000 for the year ended Jan. 31, 2011. The fair value of such contracts at Jan. 31, 2011 is set forth in the table above.

4.	EXPENSES

Investment management services fees
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.22% to 0.12% as the Fund’s net assets increase. The management fee for the year ended Jan. 31, 2011 was 0.22% of the Fund’s average daily net assets.

Administrative services fees
Under an Administrative Services Agreement, the Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.06% to 0.03% as the Fund’s net assets increase. The fee for the year ended Jan. 31, 2011 was 0.06% of the Fund’s average daily net assets. Prior to Jan. 1, 2011, Ameriprise Financial, Inc. served as the Fund Administrator. Since Jan. 1, 2011, Columbia Management Investment Advisers, LLC has served as the Fund Administrator.

Other fees
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the year ended Jan. 31, 2011, other expenses paid to this company were $344.

Compensation of board members
Under a Deferred Compensation Plan (the Plan), the board members who are not “interested persons” of the Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

RIVERSOURCE S&P 500 INDEX FUND — 2011 ANNUAL REPORT  41

Notes to Financial Statements (continued)

Transfer agency fees
Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (the Transfer Agent) is responsible for providing transfer agency services to the Fund.

Prior to Sept. 7, 2010, the Transfer Agent received annual account-based service fees from Class A shares and an annual asset based fee from Class Z shares. In addition, the Transfer Agent charged an annual fee per inactive account for Class A. The Transfer Agent also received reimbursement from the Fund for certain out-of-pocket expenses.

Under a new Transfer Agency Agreement effective Sept. 7, 2010, the Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund subject to an annual limitation (that varies by class) that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses.

For the year ended Jan. 31, 2011, the Fund’s effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.12%
Class Z	0.08

Plan administration services fees
Prior to Sept. 7, 2010, under a Plan Administration Services Agreement with the Transfer Agent, the Fund paid an annual fee at a rate of 0.15% of the Fund’s average daily net assets attributable to Class Z shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund paid a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares.

42  RIVERSOURCE S&P 500 INDEX FUND — 2011 ANNUAL REPORT

Expenses waived/reimbursed by the Investment Manager and its affiliates
For the year ended Jan. 31, 2011, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*) were as follows:

Class A	0.58%
Class Z	0.33

The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class A	$7,569
Class Z	82,420

The management fees waived/reimbursed at the Fund level were $194,688.

Under an agreement which was effective until March 31, 2011, the Investment Manager and its affiliates contractually agreed to waive certain fees and reimburse certain expenses such that net expenses (excluding fees and expenses of acquired funds*) would not exceed the following percentage of the class’ average daily net assets:

Class A	0.57%
Class Z	0.44

Effective April 1, 2011, the Investment Manager and its affiliates have contractually agreed to waive certain fees and reimburse certain expenses until March 31, 2012, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), before giving effect to any performance incentive adjustment, will not exceed the following percentage of the class’ average daily net assets:

Class A	0.57%
Class Z	0.32

*	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

Redemption fees
Prior to Sept. 7, 2010, shares held in the Fund for less than 180 days were subject to a redemption fee of 0.50% of the proceeds of the redeemed shares. The redemption fee was retained by the Fund and accounted for as an addition to paid-in capital. For accounts under $10,000, an annual fee of $10 may have been charged and deducted from the shareholder’s account. Effective Sept. 7, 2010, these fees are no longer applicable.

RIVERSOURCE S&P 500 INDEX FUND — 2011 ANNUAL REPORT  43

Notes to Financial Statements (continued)

5.	SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $38,536,914 and $33,683,731, respectively, for the year ended Jan. 31, 2011. Realized gains and losses are determined on an identified cost basis.

6.	CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated were as follows:

Year ended Jan. 31,	2011	2010
Class A(a)
Sold	200,013	998,468
Reinvested distributions	28,025	121,988
Redeemed	(1,288,903)	(2,933,044)

Net increase (decrease)	(1,060,865)	(1,812,588)

Class Z(b)
Sold	7,190,375	5,549,292
Reinvested distributions	468,176	583,527
Redeemed	(5,507,007)	(9,942,665)

Net increase (decrease)	2,151,544	(3,809,846)

(a)	Effective Sept. 7, 2010, Class D shares were renamed Class A shares.
(b)	Effective Sept. 7, 2010, Class E shares were renamed Class Z shares.

7.	LENDING OF PORTFOLIO SECURITIES

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At Jan. 31, 2011, securities valued at $10,695,440 were on loan, secured by cash collateral of $10,879,845 invested in short-term securities or in cash equivalents.

44  RIVERSOURCE S&P 500 INDEX FUND — 2011 ANNUAL REPORT

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income of $20,988 earned from securities lending for the year ended Jan. 31, 2011 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

8.	AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of certain funds managed by the Investment Manager and other institutional clients of the Investment Manager. The cost of the Fund’s purchases and proceeds from sales of shares of Columbia Short-Term Cash Fund aggregated $26,199,297 and $26,492,466, respectively, for the year ended Jan. 31, 2011. The income distributions received with respect to the Fund’s investment in Columbia Short-Term Cash Fund can be found in the Statement of Operations and the Fund’s invested balance in Columbia Short-Term Cash Fund at Jan. 31, 2011, can be found in the Portfolio of Investments.

9.	BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 14, 2010, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent, to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders,

RIVERSOURCE S&P 500 INDEX FUND — 2011 ANNUAL REPORT  45

Notes to Financial Statements (continued)

provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender’s sole discretion. Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Prior to Oct. 14, 2010, the credit facility agreement, which was a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permitted collective borrowings up to $300 million. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. The Fund had no borrowings during the year ended Jan. 31, 2011.

10.	FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of futures contracts, passive foreign investment company (PFIC) holdings, re-characterization of real estate investment trust (REIT) distributions, post-October losses, and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

In the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been decreased by $17,431 and accumulated net realized loss has been decreased by $17,431.

The tax character of distributions paid for the years indicated was as follows:

Year ended Jan. 31,	2011	2010
Ordinary income	$2,249,887	$1,000,411
Long-term capital gain	—	1,602,885

46  RIVERSOURCE S&P 500 INDEX FUND — 2011 ANNUAL REPORT

At Jan. 31, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$1,250,714
Undistributed accumulated long-term gain	$283,995
Accumulated realized loss	$(1,801,150)
Unrealized appreciation (depreciation)	$5,712,480

For federal income tax purposes, the Fund had recognized built-in losses of $1,622,065 at Jan. 31, 2011, that if not offset by capital gains will expire as follows:

2013	2014	2015

$1,320,110	$235,890	$66,065

As a result of prior mergers, the Fund acquired capital loss carry-overs and unrealized capital losses, which are limited by Internal Revenue Code Section 382.

For the year ended Jan. 31, 2011 $2,105,466 of capital loss carry-over was utilized. It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.

Because the measurement periods for a regulated investment company’s income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Fund is permitted to treat net capital losses realized between Nov. 1, 2010 and its fiscal year end (post-October loss) as occurring on the first day of the following tax year. At Jan. 31, 2011, the Fund had a post-October loss of $179,085 that is treated for income tax purposes as occurring on Feb. 1, 2011.

11.	SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund’s financial statements, other than as noted below.

In August 2010, the Board of Directors of RiverSource S&P 500 Index Fund approved a proposal to merge the Fund with and into Columbia Large Cap Index Fund. More information about Columbia Large Cap Index Fund and the definitive terms of the proposed merger are included in proxy materials mailed to

RIVERSOURCE S&P 500 INDEX FUND — 2011 ANNUAL REPORT  47

Notes to Financial Statements (continued)

shareholders who owned shares of the Fund on December 17, 2010. The proxy materials are available at https://www.proxy-direct.com/col22080. If approved at a meeting of shareholders currently anticipated to be held on March 29, 2011, the merger is expected to take place before the end of the second quarter of 2011 and be a tax-free reorganization for U.S. federal income tax purposes.

12.	INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as legacy RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit.

48  RIVERSOURCE S&P 500 INDEX FUND — 2011 ANNUAL REPORT

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

RIVERSOURCE S&P 500 INDEX FUND — 2011 ANNUAL REPORT  49

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of
RiverSource S&P 500 Index Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of RiverSource S&P 500 Index Fund (the Fund) (one of the portfolios constituting the RiverSource Market Advantage Series, Inc.) as of January 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Fund for the period ended January 31, 2007, were audited by other auditors whose report dated March 20, 2007, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2011, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

50  RIVERSOURCE S&P 500 INDEX FUND — 2011 ANNUAL REPORT

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of RiverSource S&P 500 Index Fund of the RiverSource Market Advantage Series, Inc. at January 31, 2011, the results of its operations for the year then ended, and changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota
March 23, 2011

RIVERSOURCE S&P 500 INDEX FUND — 2011 ANNUAL REPORT  51

Federal Income Tax Information
(Unaudited)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

Fiscal year ended Jan. 31, 2011

Income distributions – the Fund designates the following tax attributes for distributions:

Qualified Dividend Income for individuals	100%
Dividends Received Deduction for corporations	100%
U.S. Government Obligations	0.00%

The Fund designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

52  RIVERSOURCE S&P 500 INDEX FUND — 2011 ANNUAL REPORT

Board Members and Officers

Shareholders elect a Board that oversees the Fund’s operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following is a list of the Fund’s Board members. Each Board member oversees 145 Columbia, RiverSource, Seligman and Threadneedle funds. Under current Board policy, members generally serve until the next Board meeting after he or she reaches the mandatory retirement age established by the Board, or the fifteenth anniversary of the first Board meeting they attended as members of the Board.

Independent Board Members

Name,	Position held		Other present or
address,	with Fund and	Principal occupation	past directorships
age	length of service	during past five years	(within past 5 years)
Kathleen Blatz 901 S. Marquette Ave. Minneapolis, MN 55402 Age 56	Board member since 1/11/06	Chief Justice, Minnesota Supreme Court, 1998-2006; Attorney	None

Pamela G. Carlton 901 S. Marquette Ave. Minneapolis, MN 55402 Age 56	Board member since 7/11/07	President, Springboard — Partners in Cross Cultural Leadership (consulting company)	None

Patricia M. Flynn 901 S. Marquette Ave. Minneapolis, MN 55402 Age 60	Board member since 11/1/04	Trustee Professor of Economics and Management, Bentley University; former Dean, McCallum Graduate School of Business, Bentley University	None

Anne P. Jones 901 S. Marquette Ave. Minneapolis, MN 55402 Age 76	Board member since 3/1/85	Attorney and Consultant	None

Stephen R. Lewis, Jr. 901 S. Marquette Ave. Minneapolis, MN 55402 Age 72	Chair of the Board since 1/1/07, Board member since 1/1/02	President Emeritus and Professor of Economics, Carleton College	Valmont Industries, Inc. (manufactures irrigation systems)

John F. Maher 901 S. Marquette Ave. Minneapolis, MN 55402 Age 67	Board member since 12/10/08	Retired President and Chief Executive Officer and former Director, Great Western Financial Corporation (financial services), 1986-1997	None

Catherine James Paglia 901 S. Marquette Ave. Minneapolis, MN 55402 Age 58	Board member since 11/1/04	Director, Enterprise Asset Management, Inc. (private real estate and asset management company)	None

RIVERSOURCE S&P 500 INDEX FUND — 2011 ANNUAL REPORT  53

Board Members and Officers (continued)

Independent Board Members (continued)

Name,	Position held		Other present or
address,	with Fund and	Principal occupation	past directorships
age	length of service	during past five years	(within past 5 years)
Leroy C. Richie 901 S. Marquette Ave. Minneapolis, MN 55402 Age 69	Board member since 11/11/08	Counsel, Lewis & Munday, P.C. since 1987; Vice President and General Counsel, Automotive Legal Affairs, Chrysler Corporation, 1990-1997	Digital Ally, Inc. (digital imaging); Infinity, Inc. (oil and gas exploration and production); OGE Energy Corp. (energy and energy services)

Alison Taunton-Rigby 901 S. Marquette Ave. Minneapolis, MN 55402 Age 66	Board member since 11/13/02	Chief Executive Officer and Director, RiboNovix, Inc. since 2003 (biotechnology); former President, Aquila Biopharmaceuticals	Idera Pharmaceuticals, Inc. (biotechnology); Healthways, Inc. (health management programs)

54  RIVERSOURCE S&P 500 INDEX FUND — 2011 ANNUAL REPORT

Board Member Affiliated with the Investment Manager*

Name,	Position held		Other present or
address,	with Fund and	Principal occupation	past directorships
age	length of service	during past five years	(within past 5 years)
William F. Truscott 53600 Ameriprise Financial Center Minneapolis, MN 55474 Age 50	Board member since 11/7/01, Vice President since 2002	Chairman of the Board, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) since May 2010 (previously President, Chairman of the Board and Chief Investment Officer, 2001-April 2010); Senior Vice President, Atlantic Funds, Columbia Funds and Nations Funds since May 2010; Chief Executive Officer, U.S. Asset Management & President — Annuities, Ameriprise Financial, Inc. since May 2010 (previously President — U.S. Asset Management and Chief Investment Officer, 2005-April 2010 and Senior Vice President — Chief Investment Officer, 2001-2005); Director, President and Chief Executive Officer, Ameriprise Certificate Company since 2006; Director, Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.) since May 2010 (previously Chairman of the Board and Chief Executive Officer, 2008-April 2010); Chairman of the Board and Chief Executive Officer, RiverSource Distributors, Inc. since 2006	None

*	Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of the investment manager or Ameriprise Financial.

The SAI has additional information about the Fund’s Board members and is available, without charge, upon request by calling 800.345.6611; contacting your financial intermediary; or visiting columbiamanagement.com.

RIVERSOURCE S&P 500 INDEX FUND — 2011 ANNUAL REPORT  55

Board Members and Officers (continued)

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the Fund’s other officers are:

Fund Officers

Name,	Position held
address,	with funds and	Principal occupation
age	length of service	during past five years
J. Kevin Connaughton 225 Franklin Street Boston, MA 02110 Age 46	President since 5/1/10	Senior Vice President and General Manager — Mutual Fund Products, Columbia Management Investment Advisers, LLC since May 2010; President, Columbia Funds since 2009 (previously Senior Vice President and Chief Financial Officer, June 2008 — January 2009); President, Atlantic Funds and Nations Funds since 2009; Managing Director of Columbia Management Advisors, LLC, December 2004 — April 2010; Treasurer, Columbia Funds, October 2003 — May 2008; Treasurer, the Liberty Funds, Stein Roe Funds and Liberty All-Star Funds, December 2000 — December 2006

Amy K. Johnson 5228 Ameriprise Financial Center Minneapolis, MN 55474 Age 45	Vice President since 12/5/06	Senior Vice President and Chief Operating Officer, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) since May 2010 (previously Chief Administrative Officer, 2009 — April 2010 and Vice President — Asset Management and Trust Company Services, 2006-2009 and Vice President — Operations and Compliance, 2004-2006); Senior Vice President, Atlantic Funds, Columbia Funds and Nations Funds since May 2010; Director of Product Development — Mutual Funds, Ameriprise Financial, Inc., 2001-2004

Michael G. Clarke 225 Franklin Street Boston, MA 02110 Age 41	Treasurer since 1/12/11	Vice President, Columbia Management Investment Advisers, LLC since May 2010; Managing Director of Fund Administration, Columbia Management Advisers, LLC, from September 2004 to April 2010; senior officer of Columbia Funds and affiliated funds since 2002

56  RIVERSOURCE S&P 500 INDEX FUND — 2011 ANNUAL REPORT

Fund Officers (continued)

Name,	Position held
address,	with funds and	Principal occupation
age	length of service	during past five years
Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474 Age 51	Vice President, General Counsel and Secretary since 12/5/06	Vice President, Chief Legal Officer and Assistant Secretary, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) since June 2005; Vice President and Lead Chief Counsel — Asset Management, Ameriprise Financial, Inc. since May 2010 (previously Vice President and Chief Counsel — Asset Management, 2005-April 2010 and Vice President — Asset Management Compliance, 2004-2005); Senior Vice President, Secretary and Chief Legal Officer, Atlantic Funds, Columbia Funds and Nations Funds since May 2010; Vice President, Chief Counsel and Assistant Secretary, Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.) since 2008; Vice President, General Counsel and Secretary, Ameriprise Certificate Company since 2005; Chief Counsel, RiverSource Distributors, Inc. since 2006

Michael A. Jones 225 Franklin Street Boston, MA 02110 Age 51	Vice President since 5/1/10	Director and President, Columbia Management Investment Advisers, LLC since May 2010; President and Director, Columbia Management Investment Distributors, Inc. since May 2010; Senior Vice President, Atlantic Funds, Columbia Funds and Nations Funds since May 2010; Manager, Chairman, Chief Executive Officer and President, Columbia Management Advisors, LLC, 2007 — April 2010; Chief Executive Officer, President and Director, Columbia Management Distributors, Inc., 2006 — April 2010; former Co-President and Senior Managing Director, Robeco Investment Management

Colin Moore 225 Franklin Street Boston, MA 02110 Age 52	Vice President since 5/1/10	Chief Investment Officer, Columbia Management Investment Advisers, LLC since May 2010; Senior Vice President, Atlantic Funds, Columbia Funds and Nations Funds since May 2010; Manager, Managing Director and Chief Investment Officer, Columbia Management Advisors, LLC, 2007- April 2010; Head of Equities, Columbia Management Advisors, LLC, 2002-Sept. 2007

Linda Wondrack 225 Franklin Street Boston, MA 02110 Age 46	Chief Compliance Officer since 5/1/10	Vice President and Chief Compliance Officer, Columbia Management Investment Advisers, LLC since May 2010; Chief Compliance Officer, Columbia Funds since 2007; Senior Vice President and Chief Compliance Officer, Atlantic Funds and Nations Funds since 2007; Director (Columbia Management Group, LLC and Investment Product Group Compliance), Bank of America, June 2005 — April 2010

RIVERSOURCE S&P 500 INDEX FUND — 2011 ANNUAL REPORT  57

Board Members and Officers (continued)

Fund Officers (continued)

Name,	Position held
address,	with funds and	Principal occupation
age	length of service	during past five years
Neysa M. Alecu 2934 Ameriprise Financial Center Minneapolis, MN 55474 Age 47	Money Laundering Prevention Officer since 11/9/05 and Identity Theft Prevention Officer since 2008	Vice President — Compliance, Ameriprise Financial, Inc. since 2008; Anti-Money Laundering Officer and Identity Theft Prevention Officer, Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.) since 2008; Anti-Money Laundering Officer, Ameriprise Financial, Inc. since 2005; Compliance Director, Ameriprise Financial, Inc., 2004-2008

58  RIVERSOURCE S&P 500 INDEX FUND — 2011 ANNUAL REPORT

Proxy Voting

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.

Results of Meeting of Shareholders

RiverSource S&P 500 Index Fund

Special Meeting of Shareholders held on Feb. 15, 2011
(Unaudited)

A brief description of the proposal(s) voted upon at the meeting and the votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to the proposals are set forth below. A vote is based on total dollar interest in the Fund.

Proposal 1.  To approve an Agreement and Plan of Reorganization between RiverSource S&P 500 Index Fund and Columbia Large Cap Index Fund.

Proposal 1 was adjourned to a meeting scheduled to be held March 29, 2011 to provide additional time for further solicitation.

Proposal 2.  To elect directors to the Board.*

		Dollars Voted	Dollars Voted		Broker
		“For”	“Withhold”	Abstentions	Non-Votes
01.	Kathleen Blatz	4,005,652,467.862	84,434,465.991	0.000	0.000
02.	Edward J. Boudreau, Jr.	4,003,811,635.576	86,275,298.277	0.000	0.000
03.	Pamela G. Carlton	4,005,252,051.150	84,834,882.703	0.000	0.000
04.	William P. Carmichael	4,001,048,955.633	89,037,978.220	0.000	0.000
05.	Patricia M. Flynn	4,005,927,417.757	84,159,516.097	0.000	0.000
06.	William A. Hawkins	4,003,780,798.260	86,306,135.594	0.000	0.000
07.	R. Glenn Hilliard	4,003,027,431.702	87,059,502.151	0.000	0.000
08.	Stephen R. Lewis, Jr.	4,002,814,237.580	87,272,696.273	0.000	0.000
09.	John F. Maher	4,005,929,192.229	84,157,741.624	0.000	0.000
10.	John J. Nagorniak	4,003,556,845.728	86,530,088.126	0.000	0.000
11.	Catherine James Paglia	4,006,021,497.987	84,065,435.866	0.000	0.000
12.	Leroy C. Richie	4,004,070,747.129	86,016,186.725	0.000	0.000
13.	Anthony M. Santomero	4,002,631,993.769	87,454,940.084	0.000	0.000
14.	Minor M. Shaw	4,002,940,364.698	87,146,569.156	0.000	0.000

RIVERSOURCE S&P 500 INDEX FUND — 2011 ANNUAL REPORT  59

Results of Meeting of Shareholders (continued)

		Dollars Voted	Dollars Voted		Broker
		‘‘For”	‘‘Withhold”	Abstentions	Non-Votes
15.	Alison Taunton-Rigby	4,004,312,211.858	85,774,721.996	0.000	0.000
16.	William F. Truscott	4,005,115,426.709	84,971,507.144	0.000	0.000

Proposal 3.  To approve the proposed amendment to the Articles of Incorporation of RiverSource Market Advantage Series, Inc. to increase the maximum number of board members.*

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
3,936,589,792.587	81,217,104.603	72,279,795.213	242.470

*	All dollars of RiverSource Market Advantage Series, Inc. are voted together as a single class for election of directors and the proposed amendment to the Articles of Incorporation.

60  RIVERSOURCE S&P 500 INDEX FUND — 2011 ANNUAL REPORT

RiverSource S&P 500 Index Fund
P.O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This report must be accompanied or preceded by the Fund’s current prospectus. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
©2011 Columbia Management Investment Advisers, LLC. All rights reserved.	S-6434 T (4/11)

Annual Report

RiverSource
Small Company Index Fund

Annual Report for the Period Ended
January 31, 2011

RiverSource Small Company Index Fund seeks to provide shareholders with long-term capital appreciation.

 Not FDIC insured - No bank guarantee - May lose value

Your Fund at a Glance	3

Manager Commentary	6

The Fund’s Long-term Performance	12

Fund Expenses Example	14

Portfolio of Investments	16

Statement of Assets and Liabilities	37

Statement of Operations	38

Statements of Changes in Net Assets	39

Financial Highlights	40

Notes to Financial Statements	43

Report of Independent Registered Public Accounting Firm	57

Federal Income Tax Information	59

Board Members and Officers	60

Proxy Voting	66

Results of Meeting of Shareholders	67

In August 2010, the Board of Directors of RiverSource Small Company Index Fund (the “Fund”) approved a proposal to merge the Fund with and into Columbia Small Cap Index Fund. The merger is expected to be a tax-free reorganization for U.S. federal income tax purposes. More information about Columbia Small Cap Index Fund and the definitive terms of the merger are included in proxy materials mailed to shareholders who owned shares of the Fund on Dec. 17, 2010. The proposal was approved at a meeting of shareholders held on Feb., 15, 2011 and is expected to close before the end of the second quarter 2011. For more information, see “Results of Meeting of Shareholders”.

See the Fund’s prospectus for risks associated with investing in the Fund.

2  RIVERSOURCE SMALL COMPANY INDEX FUND — 2011 ANNUAL REPORT

Your Fund at a Glance

FUND SUMMARY

>	RiverSource Small Company Index Fund (the Fund) Class A shares gained 29.78% (excluding sales charge) for the 12 months ended Jan. 31, 2011.

>	The Fund closely tracked the 30.93% increase of the Fund’s benchmark, the unmanaged Standard & Poor’s (S&P) SmallCap 600 Index for the same time period.

>	The Lipper Small-Cap Core Funds Index, representing the Fund’s peer group, rose 30.45% during the same 12 months.

ANNUALIZED TOTAL RETURNS (for period ended Jan. 31, 2011)

	1 year	3 years	5 years	10 years
RiverSource Small Company Index Fund Class A (excluding sales charge)	+29.78%	+4.43%	+2.50%	+6.48%

S&P SmallCap 600 Index (unmanaged)	+30.93%	+4.80%	+3.01%	+7.23%

Lipper Small-Cap Core Funds Index (unmanaged)	+30.45%	+5.29%	+3.25%	+6.59%

(See “The Fund’s Long-term Performance” for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

RIVERSOURCE SMALL COMPANY INDEX FUND — 2011 ANNUAL REPORT  3

Your Fund at a Glance (continued)

AVERAGE ANNUAL TOTAL RETURNS

At Jan. 31, 2011
Without sales charge	1 year	3 years	5 years	10 years
Class A (inception 8/19/96)	+29.78%	+4.43%	+2.50%	+6.48%

Class B (inception 8/19/96)	+29.07%	+3.66%	+1.73%	+5.66%

Class R4 (inception 8/19/96)	+30.14%	+4.60%	+2.65%	+6.64%

With sales charge
Class A (inception 8/19/96)	+22.31%	+2.39%	+1.29%	+5.85%

Class B (inception 8/19/96)	+24.07%	+2.94%	+1.55%	+5.66%

The “Without sales charge” returns for Class A and Class B shares do not include applicable initial or contingent deferred sales charges. If included, returns would be lower than those shown. The “With sales charge” returns for Class A and Class B shares include: the maximum initial sales charge of 5.75% for Class A shares; the applicable contingent deferred sales charge (CDSC) for Class B shares (applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter). Class R4 shares are not subject to sales charges and have limited eligibility. See the Fund’s prospectus for details.

4  RIVERSOURCE SMALL COMPANY INDEX FUND — 2011 ANNUAL REPORT

MORNINGSTAR STYLE BOXtm

The Morningstar Style Boxtm is based on the fund’s portfolio holdings as of period end. The vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

©2011 Morningstar, Inc. All rights reserved. The information contained herein is proprietary to Morningstar and/or its content providers, may not be copied or distributed and is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

RIVERSOURCE SMALL COMPANY INDEX FUND — 2011 ANNUAL REPORT  5

Manager Commentary

Effective May 1, 2010, Alfred F. Alley III and Cheryl D’Hollander took over the day-to-day management of RiverSource Small Company Index Fund from Dimitris Bertsimas and Georgios Vetoulis. Effective July 23, 2010, Mr. Alley is sole portfolio manager of the Fund.

Dear Shareholder,

RiverSource Small Company Index Fund (the Fund) Class A shares gained 29.78% (excluding sales charge) for the 12 months ended Jan. 31, 2011, closely tracking the 30.93% increase of the Fund’s benchmark, the unmanaged Standard & Poor’s SmallCap 600 Index (S&P SmallCap 600 Index or the Index). The Lipper Small-Cap Core Funds Index, representing the Fund’s peer group, rose 30.45% during the same 12 months.

Mutual funds, unlike unmanaged indices, incur operating expenses. The Fund’s Class A shares had an expense ratio of 0.73% for the reporting period. This ratio included fee waivers, which are explained in the Notes to Financial Statements on page 50 of this report.

SECTOR BREAKDOWN(1) (at Jan. 31, 2011)

Consumer Discretionary	14.1%

Consumer Staples	3.3

Energy	5.7

Financials	18.7

Health Care	12.5

Industrials	16.0

Information Technology	19.9

Materials	4.5

Telecommunication Services	0.7

Utilities	3.7

Other(2)	0.9

(1)	Sectors can be comprised of several industries. Please refer to the section entitled “Portfolio of Investments” for a complete listing. No single industry exceeded 25% of portfolio assets.

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s composition is subject to change.

(2)	Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

6  RIVERSOURCE SMALL COMPANY INDEX FUND — 2011 ANNUAL REPORT

Significant performance factors
For the annual period overall, stocks with smaller capitalizations generated even greater gains than large capitalization stocks did, as investors shook off strong bouts of risk aversion and ultimately favored those areas of the U.S. equity market most tied to a cyclical economic recovery. That said, such strong performance masks what was rather high volatility. Early in the annual period, the U.S. equity markets advanced rather steadily, supported primarily by improving news around the economic recovery and strong corporate earnings overall. Then, in late April/early May, investors became somewhat skeptical of the sustainability of the recovery, and concerns regarding macroeconomic conditions heightened. Unemployment levels stabilized but remained persistently high. Existing and new home sales dropped following the expiration of the government home-buyer tax credit on April 30, 2010. Further, worries about the sovereign debt crises in Greece and peripheral Europe, fears of government policy tightening in China that might start to cool economic growth there, and announcements regarding U.S. financial regulation reform combined to renew concerns about global economic growth. In turn, the shift in investor sentiment led to weakness in the U.S.

TOP TEN HOLDINGS(1) (at Jan. 31, 2011)

Cypress Semiconductor Corp.	0.7%

Oil States International, Inc.	0.7

Varian Semiconductor Equipment Associates, Inc.	0.7

The Cooper Companies, Inc.	0.5

AMERIGROUP Corp.	0.5

World Fuel Services Corp.	0.5

Regeneron Pharmaceuticals, Inc.	0.5

Salix Pharmaceuticals Ltd.	0.5

BioMed Realty Trust, Inc.	0.5

Stifel Financial Corp.	0.5

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

RIVERSOURCE SMALL COMPANY INDEX FUND — 2011 ANNUAL REPORT  7

Manager Commentary (continued)

equity markets through the end of June. Most of the major U.S. equity indices subsequently enjoyed robust gains during July due in large part to markets globally stabilizing. Then, in August, fears of a double-dip recession dominated and jobs data indicated there may be some waning momentum in the U.S. labor market. The U.S. equity market declined. By the end of the summer, there was increasing realization that the Federal Reserve Board (the Fed) would take action via further quantitative easing measures. This, together with data indicating a re-acceleration of the U.S. economy and a soft landing for the Chinese economy at a rather high level of GDP growth, quelled concerns about global demand. Numerous industry conferences reporting corporate profitability in line with or better than consensus estimates helped drive a September/October rally as well.

Despite decent U.S. economic news, large-cap U.S. equities ended November slightly lower based on some profit-taking following the strong September/October rally as well as continuing worries about debt problems in Europe, renewed concerns about the potential for slower growth but higher commodity-based inflation in China, and possible compromises regarding the extension of the Bush-era tax cuts. Small-cap U.S. equities fared somewhat better, maintaining modest but positive momentum. However, December proved to be a stronger month for virtually all segments of the U.S. equity market again, reflecting what appeared to be great confidence that 2011 will be a much better year for the economy and for stocks. Investor sentiment surveys indicated growing bullishness, and volatility indexes, which offer a look at investor fears, were at their lowest levels since April 2010. Such confidence was coming from evidence of stronger manufacturing, a stabilizing banking system and some growth in consumer spending. Of course, the nation’s persistently high unemployment levels remained a serious concern.

Though shaken by the turmoil in Egypt and concerns regarding its possible contagion effect, the U.S. equity markets overall enjoyed their best January in 2011 since 2007, boosted by better than expected corporate earnings reports, heightened merger and acquisition activity, a rise in consumer spending and a report from the Institute for Supply Management indicating businesses expanded in January at the fastest pace in two decades. However, large-cap equities outpaced their small-cap

8  RIVERSOURCE SMALL COMPANY INDEX FUND — 2011 ANNUAL REPORT

counterparts for the month as investor risk aversion and uncertainty re-emerged.

All ten sectors of the S&P SmallCap 600 Index advanced during the 12 months ended Jan. 31, 2011, with all ten generating healthy double-digit gains. While there was some rotation among sector performance, broadly speaking, economically-sensitive cyclical sectors within the S&P SmallCap 600 Index performed best for the annual period as a whole. The more defensive sectors of the equity market lagged. In terms of total return, energy, information technology and industrials were the best relative performers. On the basis of impact, which takes weightings and total returns into account, information technology, consumer discretionary and industrials were the biggest contributors to the Index’s return. The top performing industries for the annual period were beverages; energy equipment and services; leisure equipment and products; oil, gas and consumable fuels; and health care technology. Each of these industries delivered robust positive returns for the annual period.

Conversely, financials, which is not a traditionally defensive sector, lagged most from a total return perspective. The more traditionally defensive utilities and health care sectors were also weak, though each still generated double-digit gains. On the basis of impact, which takes weightings and total returns into account, financials, consumer staples and utilities were the greatest detractors from performance. The worst performing industries for the annual period were personal products, tobacco and airlines, each of which posted a negative return. Real estate management and development and capital markets were also

For the annual period overall, stocks with smaller capitalizations generated even greater gains than large capitalization stocks did, as investors shook off strong bouts of risk aversion and ultimately favored those areas of the U.S. equity market most tied to a cyclical economic recovery.

RIVERSOURCE SMALL COMPANY INDEX FUND — 2011 ANNUAL REPORT  9

Manager Commentary (continued)

lagging industries, though each still produced positive returns for the annual period.

Top individual contributors within the S&P SmallCap 600 Index included integrated circuit manufacturer Cypress Semiconductor, oilfield services provider Oil States International, oil and gas exploration and production company SM Energy, wireless semiconductor company Skyworks Solutions and managed health care company AMERIGROUP. The top detractors, all of which lost ground during the annual period, included alternate-site health care services provider Amedisys, broadcast services operator DG FastChannel, specialty paper manufacturer Schweitzer-Mauduit Int’l, oil and gas exploration and production company Penn Virginia and footwear designer Skechers USA.

As always, each sector and stock in the S&P SmallCap 600 Index was represented in the Fund with approximately the same weighting as in the Index and therefore had a similar effect.

Changes to the Fund’s portfolio
Because the Fund strives to stay fully invested in the stocks that make up the S&P SmallCap 600 Index and to replicate the performance of the Index, we align the Fund’s portfolio with the rebalancings undertaken by Standard & Poor’s on a quarterly basis. We also add stocks to and delete stocks from the portfolio to mirror those changes to the Index.

During the annual period, there were 53 additions to and 52 deletions from the S&P SmallCap 600 Index and the Fund’s portfolio. Many deletions occur because stocks have outgrown the S&P SmallCap 600 Index and consequently move up to the Standard & Poor’s MidCap 400 Index, an unmanaged index of medium-sized company stocks. Deletions are also made because companies have ceased to exist largely due to mergers or acquisitions. Companies in various sectors were deleted during the annual period, including Volt Information Sciences, SM Energy, Great Atlantic & Pacific Tea Co., Keithley Instruments, Bowne & Co., Gymboree, Deckers Outdoor, Dril-Quip, Res-Care, Landrys Restaurants, Superior Well Services, Skyworks Solutions, Dress Barn, Odyssey Healthcare and Chattem.

Stocks added to the Index and Fund included companies in a variety of sectors, including Vitamin Shoppe, Corinthian Colleges, Coldwater

10  RIVERSOURCE SMALL COMPANY INDEX FUND — 2011 ANNUAL REPORT

Creek, Wilmington Trust, Contango Oil & Gas, RightNow Technologies, Universal Health Realty Income Trust, Kaiser Aluminum, Orion Marine, Steve Madden Ltd, Cogent, DG FastChannel, Powell Industries, Kirkland’s and Tessera Technologies.

Even with all of these changes, financials maintained its position as the largest weighting in the S&P SmallCap 600 Index and in the Fund.

Our future strategy
We do not anticipate any changes in the portfolio beyond the customary quarterly rebalancings and stock substitutions we make to align the Fund with the S&P SmallCap 600 Index.

From a broad perspective, we currently believe that the Fund’s new fiscal year can pick up where the annual period ended Jan. 31, 2011 left off. In our view, the U.S. equity market will likely be focusing on the sustainability of economic growth and corporate profits and seeking signs of improvement in the labor and housing markets. Cyclical industries with exposure to emerging economies should continue to benefit from growth in those nations.

Alfred Alley III, CFA Portfolio Manager

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Columbia Management Investment Advisers, LLC (the Investment Manager) or any subadviser to the Fund or any other person in the Investment Manager or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and the Investment Manager disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Fund.

RIVERSOURCE SMALL COMPANY INDEX FUND — 2011 ANNUAL REPORT  11

The Fund’s Long-term Performance

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Small Company Index Fund Class A shares (from 2/1/01 to 1/31/11) as compared to the performance of the Standard & Poor’s SmallCap 600 Index and the Lipper Small-Cap Core Funds Index. In comparing the Fund’s Class A shares to these indices, you should take into account the fact that the Fund’s performance reflects the maximum initial sales charge of 5.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distributions paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting columbiamanagement.com. Also see “Past Performance” in the Fund’s current prospectus.

COMPARATIVE RESULTS

Results at Jan. 31, 2011
	1 year	3 years	5 years	10 years
RiverSource Small Company Index Fund (includes sales charge)
Class A Cumulative value of $10,000	$12,231	$10,735	$10,664	$17,659

Average annual total return	+22.31%	+2.39%	+1.29%	+5.85%

S&P SmallCap 600 Index(1)
Cumulative value of $10,000	$13,093	$11,512	$11,596	$20,089

Average annual total return	+30.93%	+4.80%	+3.01%	+7.23%

Lipper Small-Cap Core Funds Index(2)
Cumulative value of $10,000	$13,045	$11,672	$11,737	$18,935

Average annual total return	+30.45%	+5.29%	+3.25%	+6.59%

Results for other share classes can be found on page 4.

12  RIVERSOURCE SMALL COMPANY INDEX FUND — 2011 ANNUAL REPORT

(1)	The Standard & Poor’s SmallCap 600 Index (S&P SmallCap 600 Index), an unmanaged market-weighted index, consists of 600 domestic stocks chosen for market size, liquidity (bid-asked spread, ownership, share turnover and number of no trade days) and industry group representation. The index reflects reinvestment of all distributions and changes in market prices.
(2)	The Lipper Small-Cap Core Funds Index includes the 30 largest small-cap core funds tracked by Lipper Inc. The index’s returns include net reinvested dividends.

RIVERSOURCE SMALL COMPANY INDEX FUND — 2011 ANNUAL REPORT  13

Fund Expenses Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include management fees; distribution and service (Rule 12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period indicated and held until Jan. 31, 2011.

Actual Expenses
The first line of the table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during the period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

14  RIVERSOURCE SMALL COMPANY INDEX FUND — 2011 ANNUAL REPORT

	Beginning	Ending	Expenses
	account value	account value	paid during	Annualized
	Aug. 1, 2010	Jan. 31, 2011	the period(a)	expense ratio
Class A

Actual(b)	$1,000	$1,196.50	$4.06	.73%

Hypothetical (5% return before expenses)	$1,000	$1,021.64	$3.74	.73%

Class B

Actual(b)	$1,000	$1,191.70	$8.33	1.50%

Hypothetical (5% return before expenses)	$1,000	$1,017.74	$7.67	1.50%

Class R4

Actual(b)	$1,000	$1,194.90	$3.17	.57%

Hypothetical (5% return before expenses)	$1,000	$1,022.45	$2.92	.57%

(a)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period).
(b)	Based on the actual return for the six months ended Jan. 31, 2011: +19.65% for Class A, +19.17% for Class B and +19.49% for Class R4.
(c)	Columbia Management Investment Advisers, LLC (the Investment Manager) and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until March 31, 2012, unless sooner terminated at the sole discretion of the Fund’s Board, such that net expenses (excluding fees and expenses of acquired funds), will not exceed 0.74% for Class A, 1.49% for Class B and 0.59% for Class R4. Any amounts waived will not be reimbursed by the Fund. This change is effective April 1, 2011. Had this change been in place for the entire six month period ended Jan. 31, 2011, the actual expenses paid would have been $4.12 for Class A, $8.28 for Class B and $3.28 for Class R4; the hypothetical expenses paid would have been $3.79 for Class A, $7.62 for Class B and $3.02 for Class R4.

RIVERSOURCE SMALL COMPANY INDEX FUND — 2011 ANNUAL REPORT  15

Portfolio of Investments

Jan. 31, 2011
(Percentages represent value of investments compared to net assets)

Investments in Securities

Common Stocks (99.2%)
Issuer	Shares		Value(a)

Aerospace & Defense (3.1%)
AAR Corp.	32,820	(b,d)	$879,248
Aerovironment, Inc.	12,593	(b)	355,123
American Science & Engineering, Inc.	7,492		651,804
Applied Signal Technology, Inc.	11,210		426,092
Ceradyne, Inc.	20,836	(b,d)	738,219
Cubic Corp.	13,193	(d)	643,159
Curtiss-Wright Corp.	38,575	(d)	1,338,553
Esterline Technologies Corp.	25,141	(b)	1,789,536
GenCorp, Inc.	49,333	(b,d)	253,078
Moog, Inc., Class A	37,975	(b)	1,619,254
National Presto Industries, Inc.	4,363	(d)	558,551
Orbital Sciences Corp.	48,509	(b,d)	827,564
Teledyne Technologies, Inc.	30,352	(b)	1,435,953
Triumph Group, Inc.	13,780	(d)	1,323,293

Total			12,839,427

Air Freight & Logistics (0.4%)
Forward Air Corp.	24,266	(d)	677,264
HUB Group, Inc., Class A	31,199	(b)	1,085,101

Total			1,762,365

Airlines (0.3%)
Allegiant Travel Co.	12,555		584,310
Skywest, Inc.	46,029		692,736

Total			1,277,046

Auto Components (0.3%)
Drew Industries, Inc.	15,983	(d)	377,518
Spartan Motors, Inc.	27,243	(d)	169,996
Standard Motor Products, Inc.	16,295	(d)	197,332
Superior Industries International, Inc.	19,469	(d)	389,381

Total			1,134,227

Automobiles (0.1%)
Winnebago Industries, Inc.	24,355	(b,d)	362,890

Beverages (0.2%)
Boston Beer Co., Inc., Class A	7,634	(b,d)	687,136

Biotechnology (1.3%)
Arqule, Inc.	36,072	(b,d)	221,121
Cubist Pharmaceuticals, Inc.	49,616	(b,d)	1,088,575
Emergent Biosolutions, Inc.	18,016	(b)	382,660
Martek Biosciences Corp.	28,017	(b)	880,014
Regeneron Pharmaceuticals, Inc.	60,771	(b,d)	2,046,767
Savient Pharmaceuticals, Inc.	58,759	(b)	542,346

Total			5,161,483

Building Products (1.2%)
AAON, Inc.	9,971	(d)	268,519
AO Smith Corp.	27,964		1,197,138
Apogee Enterprises, Inc.	23,526	(d)	300,898
Gibraltar Industries, Inc.	25,339	(b,d)	279,489
Griffon Corp.	38,987	(b,d)	453,809
NCI Building Systems, Inc.	14,058	(b)	186,550
Quanex Building Products Corp.	31,483		613,604

See accompanying Notes to Portfolio of Investments.

16  RIVERSOURCE SMALL COMPANY INDEX FUND — 2011 ANNUAL REPORT

Common Stocks (continued)
Issuer	Shares		Value(a)

Building Products (cont.)
Simpson Manufacturing Co., Inc.	33,069	(d)	$983,802
Universal Forest Products, Inc.	16,154	(d)	592,852

Total			4,876,661

Capital Markets (1.0%)
Investment Technology Group, Inc.	35,006	(b)	645,161
LaBranche & Co., Inc.	30,136	(b,d)	113,311
optionsXpress Holdings, Inc.	35,553	(d)	528,318
Piper Jaffray Companies	13,363	(b)	558,573
Stifel Financial Corp.	29,409	(b,d)	1,886,881
SWS Group, Inc.	24,455		114,449
TradeStation Group, Inc.	33,445	(b,d)	233,112

Total			4,079,805

Chemicals (2.0%)
A Schulman, Inc.	26,324		562,017
American Vanguard Corp.	17,914		148,507
Arch Chemicals, Inc.	21,011	(d)	761,439
Balchem Corp.	23,865	(d)	803,057
Calgon Carbon Corp.	47,110	(b,d)	671,789
HB Fuller Co.	40,956		933,387
LSB Industries, Inc.	13,600	(b,d)	409,632
OM Group, Inc.	25,837	(b)	934,783
PolyOne Corp.	78,229	(b,d)	1,028,711
Quaker Chemical Corp.	9,490	(d)	364,226
Stepan Co.	6,461	(d)	468,552
STR Holdings, Inc.	34,600	(b,d)	632,488
Zep, Inc.	18,198		328,838

Total			8,047,426

Commercial Banks (5.7%)
Bank of the Ozarks, Inc.	10,918	(d)	470,893
Boston Private Financial Holdings, Inc.	63,973	(d)	429,259
City Holding Co.	12,980	(d)	451,704
Columbia Banking System, Inc.	32,881	(d)	660,908
Community Bank System, Inc.	27,735	(d)	701,141
First BanCorp	17,818	(b,c,d)	89,625
First Commonwealth Financial Corp.	78,897	(d)	507,308
First Financial Bancorp	48,561	(d)	820,681
First Financial Bankshares, Inc.	17,428	(d)	859,549
First Midwest Bancorp, Inc.	61,939	(d)	724,067
Glacier Bancorp, Inc.	60,126	(d)	848,378
Hancock Holding Co.	24,690	(d)	809,832
Hanmi Financial Corp.	126,442	(b,d)	166,271
Home Bancshares, Inc.	18,335	(d)	375,134
Independent Bank Corp.	17,735	(d)	482,037
Nara Bancorp, Inc.	31,730	(b,d)	309,685
National Penn Bancshares, Inc.	102,244		834,311
NBT Bancorp, Inc.	28,849	(d)	668,720
Old National Bancorp	79,262	(d)	850,481
Pinnacle Financial Partners, Inc.	28,174	(b,d)	387,674
PrivateBancorp, Inc.	48,932	(d)	752,085
S&T Bancorp, Inc.	20,749	(d)	453,366
Signature Bank	33,944	(b,d)	1,773,234
Simmons First National Corp., Class A	14,407	(d)	400,371
Sterling Bancorp	22,466		219,942
Sterling Bancshares, Inc.	85,261	(d)	756,265
Susquehanna Bancshares, Inc.	108,549	(d)	1,037,728
Texas Capital Bancshares, Inc.	30,750	(b,d)	749,993
Tompkins Financial Corp.	6,901	(d)	281,216
UMB Financial Corp.	25,031	(d)	1,017,510
Umpqua Holdings Corp.	95,771		1,050,608
United Bankshares, Inc.	32,080	(d)	904,656
United Community Banks, Inc.	79,010	(b)	134,317
Whitney Holding Corp.	80,832	(d)	1,075,873
Wilmington Trust Corp.	76,500		335,070
Wilshire Bancorp, Inc.	16,261	(d)	104,396
Wintrust Financial Corp.	28,756		946,360

Total			23,440,648

See accompanying Notes to Portfolio of Investments.

RIVERSOURCE SMALL COMPANY INDEX FUND — 2011 ANNUAL REPORT  17

Portfolio of Investments (continued)

Common Stocks (continued)
Issuer	Shares		Value(a)

Commercial Services & Supplies (2.4%)
ABM Industries, Inc.	39,286	(d)	$1,009,650
Consolidated Graphics, Inc.	8,530	(b)	426,927
G&K Services, Inc., Class A	15,649	(d)	490,283
Healthcare Services Group, Inc.	55,113	(d)	872,990
Interface, Inc., Class A	53,767	(d)	873,714
Mobile Mini, Inc.	30,455	(b,d)	622,500
SYKES Enterprises, Inc.	34,097	(b,d)	664,210
Tetra Tech, Inc.	51,679	(b,d)	1,196,110
The Geo Group, Inc.	53,892	(b)	1,281,012
The Standard Register Co.	10,673	(d)	34,154
Unifirst Corp.	12,280	(d)	684,733
United Stationers, Inc.	19,382	(b)	1,207,111
Viad Corp.	16,910	(d)	397,892

Total			9,761,286

Communications Equipment (2.3%)
Arris Group, Inc.	103,328	(b,d)	1,289,533
Bel Fuse, Inc., Class B	9,786	(d)	213,433
Black Box Corp.	14,789	(d)	520,425
Blue Coat Systems, Inc.	36,107	(b,d)	1,040,243
Comtech Telecommunications Corp.	23,105	(d)	648,326
DG FastChannel, Inc.	20,290	(b,d)	556,149
Digi International, Inc.	20,994	(b,d)	222,326
EMS Technologies, Inc.	12,824	(b)	235,064
Harmonic, Inc.	81,435	(b)	687,311
Netgear, Inc.	29,961	(b,d)	1,038,298
Network Equipment Technologies, Inc.	25,134	(b,d)	124,162
Oplink Communications, Inc.	16,350	(b,d)	405,153
PC-Tel, Inc.	15,470	(b)	112,158
Symmetricom, Inc.	36,300	(b)	225,423
Tekelec	57,346	(b,d)	658,045
Tollgrade Communications, Inc.	8,760	(b)	81,293
Viasat, Inc.	34,348	(b,d)	1,490,532

Total			9,547,874

Computers & Peripherals (0.9%)
Avid Technology, Inc.	24,219	(b,d)	403,246
Compellent Technologies, Inc.	19,463	(b)	539,709
Hutchinson Technology, Inc.	19,572	(b,d)	64,783
Intermec, Inc.	40,209	(b,d)	456,774
Intevac, Inc.	18,761	(b,d)	257,964
Novatel Wireless, Inc.	26,442	(b,d)	190,647
Stratasys, Inc.	17,276	(b)	570,626
Super Micro Computer, Inc.	21,000	(b,d)	295,575
Synaptics, Inc.	28,530	(b)	811,965

Total			3,591,289

Construction & Engineering (0.9%)
Comfort Systems USA, Inc.	31,660	(d)	403,032
Dycom Industries, Inc.	29,386	(b)	472,233
EMCOR Group, Inc.	55,557	(b)	1,682,267
Insituform Technologies, Inc., Class A	32,799	(b,d)	902,300
Orion Marine Group, Inc.	22,520	(b)	263,934

Total			3,723,766

Construction Materials (0.6%)
Eagle Materials, Inc.	36,955	(d)	1,071,695
Headwaters, Inc.	50,590	(b)	266,103
Texas Industries, Inc.	23,253	(d)	923,842

Total			2,261,640

Consumer Finance (0.9%)
Cash America International, Inc.	24,739	(d)	995,250
Ezcorp, Inc., Class A	41,678	(b)	1,121,138
First Cash Financial Services, Inc.	25,370	(b,d)	836,956
World Acceptance Corp.	13,043	(b,d)	732,495

Total			3,685,839

Containers & Packaging (0.1%)
Myers Industries, Inc.	29,526	(d)	269,868

See accompanying Notes to Portfolio of Investments.

18  RIVERSOURCE SMALL COMPANY INDEX FUND — 2011 ANNUAL REPORT

Common Stocks (continued)
Issuer	Shares		Value(a)

Distributors (0.3%)
Audiovox Corp., Class A	15,558	(b)	$111,706
Pool Corp.	41,548		1,012,941

Total			1,124,647

Diversified Consumer Services (1.2%)
American Public Education, Inc.	15,005	(b,d)	503,568
Capella Education Co.	13,839	(b,d)	792,283
Coinstar, Inc.	26,500	(b,d)	1,096,834
Corinthian Colleges, Inc.	70,600	(b,d)	372,768
Hillenbrand, Inc.	52,096		1,125,794
Pre-Paid Legal Services, Inc.	8,176	(b,d)	538,308
Universal Technical Institute, Inc.	17,458	(d)	318,609

Total			4,748,164

Diversified Financial Services (0.4%)
Interactive Brokers Group, Inc., Class A	35,310	(d)	570,963
Portfolio Recovery Associates, Inc.	14,264	(b)	1,029,005

Total			1,599,968

Diversified Telecommunication Services (0.5%)
Atlantic Tele-Network, Inc.	7,600	(d)	283,860
Cbeyond, Inc.	25,795	(b,d)	377,897
Cincinnati Bell, Inc.	168,750	(b,d)	480,937
General Communication, Inc., Class A	32,597	(b,d)	394,750
Neutral Tandem, Inc.	27,688	(b,d)	418,642

Total			1,956,086

Electric Utilities (1.1%)
Allete, Inc.	26,040		961,136
Central Vermont Public Service Corp.	10,944	(d)	234,968
El Paso Electric Co.	35,646	(b)	960,660
UIL Holdings Corp.	42,196	(d)	1,273,897
Unisource Energy Corp.	30,466		1,090,987

Total			4,521,648

Electrical Equipment (1.3%)
AZZ, Inc.	10,415	(d)	417,537
Belden, Inc.	39,276		1,365,234
Brady Corp., Class A	43,986	(d)	1,440,543
Encore Wire Corp.	15,920		357,324
II-VI, Inc.	21,215	(b,d)	1,047,597
Powell Industries, Inc.	7,406	(b)	280,761
Vicor Corp.	16,380	(d)	241,277

Total			5,150,273

Electronic Equipment, Instruments & Components (4.0%)
Agilysys, Inc.	16,396	(b,d)	93,949
Anixter International, Inc.	23,569	(d)	1,491,212
Benchmark Electronics, Inc.	50,956	(b,d)	967,654
Brightpoint, Inc.	56,426	(b,d)	512,066
Checkpoint Systems, Inc.	33,182	(b,d)	685,872
Cognex Corp.	33,498	(d)	1,049,827
CTS Corp.	28,589	(d)	324,199
Daktronics, Inc.	29,464	(d)	449,915
DTS, Inc.	14,331	(b,d)	642,315
Electro Scientific Industries, Inc.	19,941	(b,d)	332,416
FARO Technologies, Inc.	13,525	(b)	410,078
Gerber Scientific, Inc.	21,016	(b,d)	160,352
Insight Enterprises, Inc.	38,699	(b,d)	538,690
Littelfuse, Inc.	18,610	(d)	954,321
LoJack Corp.	15,308	(b)	97,206
Mercury Computer Systems, Inc.	20,393	(b,d)	385,020
Methode Electronics, Inc.	30,781	(d)	363,831
MTS Systems Corp.	12,788	(d)	478,463
Newport Corp.	30,746	(b,d)	539,592
OSI Systems, Inc.	15,590	(b,d)	592,264
Park Electrochemical Corp.	17,236		525,009
Plexus Corp.	33,864	(b,d)	915,683
Pulse Electronics, Inc.	34,715	(d)	177,394
Radisys Corp.	20,335	(b)	172,034
Rofin-Sinar Technologies, Inc.	23,750	(b)	928,625
Rogers Corp.	13,235	(b,d)	566,193

See accompanying Notes to Portfolio of Investments.

RIVERSOURCE SMALL COMPANY INDEX FUND — 2011 ANNUAL REPORT  19

Portfolio of Investments (continued)

Common Stocks (continued)
Issuer	Shares		Value(a)

Electronic Equipment, Instruments & Components (cont.)
Scansource, Inc.	22,353	(b,d)	$809,402
SYNNEX Corp.	19,743	(b,d)	659,219
TTM Technologies, Inc.	36,149	(b,d)	574,769

Total			16,397,570

Energy Equipment & Services (3.3%)
Basic Energy Services, Inc.	19,302	(b,d)	352,455
Bristow Group, Inc.	30,322	(b,d)	1,561,280
CARBO Ceramics, Inc.	15,862	(d)	1,826,668
Gulf Island Fabrication, Inc.	11,970	(d)	324,148
Hornbeck Offshore Services, Inc.	19,446	(b,d)	461,648
ION Geophysical Corp.	127,483	(b,d)	1,212,363
Lufkin Industries, Inc.	25,144	(d)	1,677,608
Matrix Service Co.	22,105	(b)	248,902
Oil States International, Inc.	42,290	(b)	2,865,570
Pioneer Drilling Co.	45,313	(b,d)	401,473
SEACOR Holdings, Inc.	17,746		1,875,575
Seahawk Drilling, Inc.	10,011	(b,d)	69,526
Tetra Technologies, Inc.	63,698	(b,d)	722,972

Total			13,600,188

Food & Staples Retailing (1.0%)
Casey’s General Stores, Inc.	31,642		1,344,469
Nash Finch Co.	10,159	(d)	382,690
Spartan Stores, Inc.	18,933	(d)	274,339
The Andersons, Inc.	15,388	(d)	596,747
United Natural Foods, Inc.	40,267	(b,d)	1,489,878

Total			4,088,123

Food Products (1.8%)
Calavo Growers, Inc.	10,058		232,139
Cal-Maine Foods, Inc.	11,171	(d)	316,810
Darling International, Inc.	97,493	(b)	1,321,030
Diamond Foods, Inc.	18,363	(d)	913,927
J&J Snack Foods Corp.	11,903	(d)	505,520
Sanderson Farms, Inc.	16,152	(d)	664,009
Seneca Foods Corp., Class A	7,650	(b,d)	212,670
Snyders-Lance, Inc.	38,674	(d)	802,099
The Hain Celestial Group, Inc.	35,829	(b,d)	954,126
TreeHouse Foods, Inc.	29,588	(b,d)	1,415,785

Total			7,338,115

Gas Utilities (1.8%)
New Jersey Resources Corp.	34,521	(d)	1,448,501
Northwest Natural Gas Co.	22,288		993,153
Piedmont Natural Gas Co., Inc.	60,296	(d)	1,691,906
South Jersey Industries, Inc.	24,970		1,304,433
Southwest Gas Corp.	38,079	(d)	1,418,062
The Laclede Group, Inc.	18,643	(d)	708,434

Total			7,564,489

Health Care Equipment & Supplies (3.9%)
Abaxis, Inc.	18,715	(b,d)	493,140
Align Technology, Inc.	56,807	(b,d)	1,183,290
American Medical Systems Holdings, Inc.	63,939	(b,d)	1,248,089
Analogic Corp.	10,712	(d)	547,062
Cantel Medical Corp.	10,703	(d)	227,867
CONMED Corp.	23,520	(b,d)	614,107
CryoLife, Inc.	23,531	(b)	119,302
Cyberonics, Inc.	20,148	(b,d)	659,847
Greatbatch, Inc.	19,475	(b,d)	458,636
Haemonetics Corp.	20,718	(b,d)	1,229,406
ICU Medical, Inc.	9,877	(b,d)	385,796
Integra LifeSciences Holdings Corp.	17,001	(b)	788,506
Invacare Corp.	27,114	(d)	749,431
Kensey Nash Corp.	7,097	(b,d)	171,747
Meridian Bioscience, Inc.	34,027	(d)	746,552
Merit Medical Systems, Inc.	23,667	(b,d)	349,562
Natus Medical, Inc.	24,184	(b,d)	364,211
Neogen Corp.	18,980	(b)	682,521

See accompanying Notes to Portfolio of Investments.

20  RIVERSOURCE SMALL COMPANY INDEX FUND — 2011 ANNUAL REPORT

Common Stocks (continued)
Issuer	Shares		Value(a)

Health Care Equipment & Supplies (cont.)
Palomar Medical Technologies, Inc.	15,517	(b)	$230,583
SurModics, Inc.	14,571	(b)	171,938
Symmetry Medical, Inc.	30,078	(b,d)	287,846
The Cooper Companies, Inc.	38,215		2,191,249
West Pharmaceutical Services, Inc.	27,846	(d)	1,113,562
Zoll Medical Corp.	18,006	(b,d)	744,548

Total			15,758,798

Health Care Providers & Services (4.9%)
Air Methods Corp.	9,350	(b,d)	479,094
Almost Family, Inc.	6,894	(b)	230,191
Amedisys, Inc.	24,293	(b)	828,148
AMERIGROUP Corp.	41,461	(b,d)	2,171,314
AMN Healthcare Services, Inc.	32,714	(b,d)	189,741
Amsurg Corp.	25,881	(b,d)	545,313
Bio-Reference Labs, Inc.	20,460	(b,d)	472,421
Catalyst Health Solutions, Inc.	32,685	(b)	1,418,529
Centene Corp.	41,188	(b,d)	1,141,731
Chemed Corp.	19,072		1,186,851
Corvel Corp.	5,459	(b)	275,570
Cross Country Healthcare, Inc.	26,029	(b,d)	187,409
Genoptix, Inc.	14,727	(b)	367,586
Gentiva Health Services, Inc.	24,963	(b,d)	574,648
Hanger Orthopedic Group, Inc.	27,168	(b,d)	558,302
Healthspring, Inc.	47,866	(b)	1,454,649
Healthways, Inc.	28,720	(b)	343,778
HMS Holdings Corp.	23,056	(b,d)	1,483,424
IPC The Hospitalist Co., Inc.	13,611	(b,d)	505,376
Landauer, Inc.	7,871	(d)	456,912
LCA-Vision, Inc.	15,656	(b,d)	105,991
LHC Group, Inc.	13,104	(b,d)	348,566
Magellan Health Services, Inc.	28,034	(b)	1,357,126
Medcath Corp.	17,116	(b,d)	229,183
Molina Healthcare, Inc.	14,155	(b,d)	433,992
MWI Veterinary Supply, Inc.	10,440	(b,d)	648,950
PharMerica Corp.	24,497	(b,d)	277,061
PSS World Medical, Inc.	46,204	(b,d)	1,101,041
RehabCare Group, Inc.	20,847	(b,d)	512,002
The Ensign Group, Inc.	10,930	(d)	264,069

Total			20,148,968

Health Care Technology (0.5%)
Computer Programs & Systems, Inc.	9,182		476,546
Omnicell, Inc.	27,581	(b,d)	384,341
Quality Systems, Inc.	15,980	(d)	1,275,843

Total			2,136,730

Hotels, Restaurants & Leisure (2.9%)
Biglari Holdings, Inc.	1,198	(b,d)	515,140
BJ’s Restaurants, Inc.	18,909	(b,d)	668,055
Buffalo Wild Wings, Inc.	15,199	(b)	665,260
California Pizza Kitchen, Inc.	20,538	(b,d)	328,813
CEC Entertainment, Inc.	17,180	(b,d)	634,801
Cracker Barrel Old Country Store, Inc.	19,545	(d)	1,006,177
DineEquity, Inc.	12,978	(b,d)	669,405
Interval Leisure Group, Inc.	33,894	(b,d)	531,119
Jack in the Box, Inc.	44,270	(b,d)	971,284
Marcus Corp.	18,108	(d)	214,580
Monarch Casino & Resort, Inc.	9,470	(b)	102,655
Multimedia Games, Inc.	23,107	(b)	123,160
O’Charleys, Inc.	15,837	(b,d)	109,592
Papa John’s International, Inc.	16,831	(b,d)	483,050
Peet’s Coffee & Tea, Inc.	10,686	(b,d)	407,778
PF Chang’s China Bistro, Inc.	19,205	(d)	884,198
Pinnacle Entertainment, Inc.	51,385	(b,d)	774,886
Red Robin Gourmet Burgers, Inc.	13,055	(b,d)	269,455
Ruby Tuesday, Inc.	54,249	(b,d)	731,277
Ruth’s Hospitality Group, Inc.	25,856	(b)	120,489

See accompanying Notes to Portfolio of Investments.

RIVERSOURCE SMALL COMPANY INDEX FUND — 2011 ANNUAL REPORT  21

Portfolio of Investments (continued)

Common Stocks (continued)
Issuer	Shares		Value(a)

Hotels, Restaurants & Leisure (cont.)
Shuffle Master, Inc.	44,841	(b,d)	$463,432
Sonic Corp.	51,538	(b)	494,249
Texas Roadhouse, Inc.	48,620	(b,d)	808,064

Total			11,976,919

Household Durables (0.9%)
Blyth, Inc.	4,547		152,870
Ethan Allen Interiors, Inc.	24,027		538,205
Helen of Troy Ltd.	25,615	(b,c)	719,014
Kid Brands, Inc.	18,036	(b)	164,308
La-Z-Boy, Inc.	43,364	(b)	360,788
M/I Homes, Inc.	15,492	(b)	227,113
Meritage Homes Corp.	26,848	(b)	616,430
Skyline Corp.	5,767	(d)	115,859
Standard Pacific Corp.	83,100	(b,d)	365,640
Universal Electronics, Inc.	12,422	(b,d)	327,071

Total			3,587,298

Household Products (0.2%)
Central Garden and Pet Co., Class A	45,913	(b,d)	435,255
WD-40 Co.	14,008	(d)	551,495

Total			986,750

Industrial Conglomerates (0.2%)
Standex International Corp.	10,504	(d)	350,308
Tredegar Corp.	19,194		359,120

Total			709,428

Insurance (2.4%)
AMERISAFE, Inc.	15,395	(b,d)	274,185
Delphi Financial Group, Inc., Class A	45,438	(d)	1,307,705
eHealth, Inc.	18,585	(b,d)	224,879
Employers Holdings, Inc.	33,291	(d)	558,956
Horace Mann Educators Corp.	33,050		571,104
Infinity Property & Casualty Corp.	10,462		625,000
National Financial Partners Corp.	36,526	(b)	463,150
Presidential Life Corp.	17,818	(d)	168,915
ProAssurance Corp.	25,707	(b)	1,508,229
RLI Corp.	13,852	(d)	746,207
Safety Insurance Group, Inc.	12,578	(d)	598,587
Selective Insurance Group, Inc.	44,755	(d)	795,744
Stewart Information Services Corp.	15,356	(d)	175,212
The Navigators Group, Inc.	10,428	(b,d)	510,346
Tower Group, Inc.	34,755	(d)	905,020
United Fire & Casualty Co.	17,789		356,581

Total			9,789,820

Internet & Catalog Retail (0.6%)
Blue Nile, Inc.	12,016	(b,d)	683,110
HSN, Inc.	32,357	(b,d)	911,173
Nutrisystem, Inc.	22,365	(d)	424,040
PetMed Express, Inc.	19,080	(d)	287,917

Total			2,306,240

Internet Software & Services (1.2%)
comScore, Inc.	21,294	(b,d)	510,204
DealerTrack Holdings, Inc.	33,986	(b,d)	671,732
Infospace, Inc.	30,243	(b,d)	247,388
j2 Global Communications, Inc.	38,140	(b,d)	1,052,663
Liquidity Services, Inc.	14,350	(b)	204,775
LogMein, Inc.	13,650	(b,d)	525,935
Perficient, Inc.	24,832	(b)	290,286
RightNow Technologies, Inc.	19,750	(b,d)	512,118
Stamps.com, Inc.	9,955		126,628
The Knot, Inc.	25,595	(b,d)	283,593
United Online, Inc.	71,912	(d)	508,418

Total			4,933,740

IT Services (1.7%)
CACI International, Inc., Class A	25,344	(b)	1,406,339
Ciber, Inc.	58,355	(b,d)	266,099
CSG Systems International, Inc.	28,527	(b)	554,850

See accompanying Notes to Portfolio of Investments.

22  RIVERSOURCE SMALL COMPANY INDEX FUND — 2011 ANNUAL REPORT

Common Stocks (continued)
Issuer	Shares		Value(a)

IT Services (cont.)
Forrester Research, Inc.	12,216	(d)	$435,378
Heartland Payment Systems, Inc.	31,995	(d)	505,521
iGate Corp.	24,300	(d)	374,220
Integral Systems, Inc.	14,709	(b,d)	179,303
MAXIMUS, Inc.	14,398		976,904
NCI, Inc., Class A	6,567	(b,d)	137,907
StarTek, Inc.	10,005	(b,d)	55,028
TeleTech Holdings, Inc.	24,227	(b)	518,700
Wright Express Corp.	32,000	(b,d)	1,514,239

Total			6,924,488

Leisure Equipment & Products (0.7%)
Arctic Cat, Inc.	10,220	(b)	163,724
Brunswick Corp.	74,129	(d)	1,476,651
Callaway Golf Co.	53,849	(d)	395,790
Jakks Pacific, Inc.	23,105	(b,d)	399,485
RC2 Corp.	18,111	(b,d)	368,016
Sturm Ruger & Co., Inc.	15,762		235,011

Total			3,038,677

Life Sciences Tools & Services (0.9%)
Affymetrix, Inc.	59,060	(b,d)	286,441
Cambrex Corp.	24,636	(b,d)	112,340
Dionex Corp.	14,563	(b)	1,718,142
Enzo Biochem, Inc.	28,648	(b,d)	142,094
eResearchTechnology, Inc.	36,089	(b,d)	232,052
Kendle International, Inc.	12,485	(b)	141,830
Parexel International Corp.	48,631	(b)	1,128,726

Total			3,761,625

Machinery (4.1%)
Actuant Corp., Class A	56,997	(d)	1,580,527
Albany International Corp., Class A	23,202	(d)	523,205
Astec Industries, Inc.	16,651	(b,d)	501,195
Badger Meter, Inc.	12,576	(d)	515,490
Barnes Group, Inc.	37,996	(d)	753,081
Briggs & Stratton Corp.	42,110	(d)	840,937
Cascade Corp.	7,695		362,204
CIRCOR International, Inc.	14,290		577,173
CLARCOR, Inc.	42,170	(d)	1,820,900
EnPro Industries, Inc.	17,220	(b,d)	714,802
ESCO Technologies, Inc.	22,201	(d)	805,452
Federal Signal Corp.	52,060	(d)	362,338
John Bean Technologies Corp.	23,612	(d)	426,197
Kaydon Corp.	27,996	(d)	1,083,725
Lindsay Corp.	10,469	(d)	681,323
Lydall, Inc.	14,282	(b)	114,256
Mueller Industries, Inc.	31,671		1,035,642
Robbins & Myers, Inc.	37,555	(d)	1,559,659
The Toro Co.	26,172	(d)	1,591,780
Watts Water Technologies, Inc., Class A	24,473	(d)	880,294

Total			16,730,180

Media (0.6%)
Arbitron, Inc.	22,512	(d)	938,525
EW Scripps Co., Class A	25,691	(b,d)	233,274
Live Nation Entertainment, Inc.	124,828	(b,d)	1,298,212

Total			2,470,011

Metals & Mining (0.9%)
AM Castle & Co.	13,998	(b)	219,629
AMCOL International Corp.	21,084	(d)	630,833
Brush Engineered Materials, Inc.	16,895	(b,d)	590,987
Century Aluminum Co.	47,305	(b,d)	703,425
Kaiser Aluminum Corp.	12,380		590,650
Olympic Steel, Inc.	7,648	(d)	209,326
RTI International Metals, Inc.	25,195	(b,d)	727,883

Total			3,672,733

Multiline Retail (0.1%)
Fred’s, Inc., Class A	32,783	(d)	440,275
Tuesday Morning Corp.	30,569	(b,d)	151,317

Total			591,592

See accompanying Notes to Portfolio of Investments.

RIVERSOURCE SMALL COMPANY INDEX FUND — 2011 ANNUAL REPORT  23

Portfolio of Investments (continued)

Common Stocks (continued)
Issuer	Shares		Value(a)

Multi-Utilities (0.6%)
Avista Corp.	47,347	(d)	$1,072,410
CH Energy Group, Inc.	13,236		643,402
NorthWestern Corp.	30,285	(d)	855,248

Total			2,571,060

Oil, Gas & Consumable Fuels (2.3%)
Contango Oil & Gas Co.	10,750	(b)	623,500
Gulfport Energy Corp.	26,500	(b)	634,410
Holly Corp.	36,963	(d)	1,813,774
Penn Virginia Corp.	38,099	(d)	662,161
Petroleum Development Corp.	19,578	(b,d)	890,995
Petroquest Energy, Inc.	46,520	(b,d)	364,717
Stone Energy Corp.	40,603	(b,d)	944,020
Swift Energy Co.	34,815	(b)	1,485,208
World Fuel Services Corp.	57,776	(d)	2,168,910

Total			9,587,695

Paper & Forest Products (1.0%)
Buckeye Technologies, Inc.	33,008	(d)	830,481
Clearwater Paper Corp.	9,583	(b)	757,824
Deltic Timber Corp.	8,996	(d)	539,670
KapStone Paper and Packaging Corp.	31,950	(b,d)	544,109
Neenah Paper, Inc.	12,352	(d)	237,900
Schweitzer-Mauduit International, Inc.	15,051	(d)	902,457
Wausau Paper Corp.	41,007	(d)	351,430

Total			4,163,871

Personal Products (0.1%)
Medifast, Inc.	11,230	(b,d)	268,622

Pharmaceuticals (1.1%)
Hi-Tech Pharmacal Co., Inc.	8,550	(b,d)	195,111
Par Pharmaceutical Companies, Inc.	29,748	(b)	1,062,599
Salix Pharmaceuticals Ltd.	48,447	(b,d)	1,984,873
Viropharma, Inc.	65,225	(b,d)	1,069,690

Total			4,312,273

Professional Services (0.9%)
Administaff, Inc.	18,685	(d)	529,159
CDI Corp.	10,814	(d)	173,673
Exponent, Inc.	11,626	(b,d)	426,907
Heidrick & Struggles International, Inc.	14,665	(d)	392,875
Kelly Services, Inc., Class A	23,650	(b)	465,314
On Assignment, Inc.	30,582	(b,d)	241,598
School Specialty, Inc.	13,418	(b,d)	175,105
SFN Group, Inc.	44,250	(b,d)	428,340
The Dolan Co.	25,511	(b)	349,756
TrueBlue, Inc.	36,863	(b)	628,882

Total			3,811,609

Real Estate Investment Trusts (REITs) (7.6%)
Acadia Realty Trust	33,654	(d)	621,926
BioMed Realty Trust, Inc.	109,415	(d)	1,953,059
Cedar Shopping Centers, Inc.	39,304	(d)	237,789
Colonial Properties Trust	70,237	(d)	1,347,848
DiamondRock Hospitality Co.	138,483	(b)	1,679,799
EastGroup Properties, Inc.	22,576	(d)	984,088
Entertainment Properties Trust	38,901	(d)	1,790,613
Extra Space Storage, Inc.	73,202	(d)	1,407,674
Franklin Street Properties Corp.	58,104	(d)	870,979
Healthcare Realty Trust, Inc.	53,891		1,131,711
Home Properties, Inc.	31,479	(d)	1,752,751
Inland Real Estate Corp.	63,350	(d)	587,888
Kilroy Realty Corp.	43,772	(d)	1,669,464
Kite Realty Group Trust	52,973	(d)	279,697
LaSalle Hotel Properties	61,112		1,697,080
Lexington Realty Trust	104,051	(d)	881,312
LTC Properties, Inc.	21,959	(d)	600,359
Medical Properties Trust, Inc.	93,081		1,022,029
Mid-America Apartment Communities, Inc.	28,571	(d)	1,821,401

See accompanying Notes to Portfolio of Investments.

24  RIVERSOURCE SMALL COMPANY INDEX FUND — 2011 ANNUAL REPORT

Common Stocks (continued)
Issuer	Shares		Value(a)

Real Estate Investment Trusts (REITs) (cont.)
National Retail Properties, Inc.	69,839	(d)	$1,735,499
Parkway Properties, Inc.	18,313	(d)	309,490
Pennsylvania Real Estate Investment Trust	46,316		632,677
Post Properties, Inc.	40,772		1,509,787
PS Business Parks, Inc.	15,648	(d)	910,870
Saul Centers, Inc.	9,600	(d)	454,560
Sovran Self Storage, Inc.	23,124	(d)	888,887
Tanger Factory Outlet Centers	67,722	(d)	1,768,221
Universal Health Realty Income Trust	10,450	(d)	379,858
Urstadt Biddle Properties, Inc., Class A	19,333	(d)	375,254

Total			31,302,570

Real Estate Management & Development (0.1%)
Forestar Group, Inc.	29,642	(b,d)	553,120

Road & Rail (0.8%)
Arkansas Best Corp.	21,180	(d)	541,149
Heartland Express, Inc.	42,496	(d)	680,998
Knight Transportation, Inc.	51,770	(d)	986,736
Old Dominion Freight Line, Inc.	35,073	(b,d)	1,128,299

Total			3,337,182

Semiconductors & Semiconductor Equipment (6.2%)
Advanced Energy Industries, Inc.	32,255	(b,d)	498,178
ATMI, Inc.	26,248	(b,d)	540,709
Brooks Automation, Inc.	54,601	(b)	641,016
Cabot Microelectronics Corp.	19,173	(b,d)	864,894
Ceva, Inc.	18,400	(b)	444,728
Cohu, Inc.	19,972		298,382
Cymer, Inc.	24,771	(b,d)	1,203,623
Cypress Semiconductor Corp.	138,702	(b)	3,002,898
Diodes, Inc.	30,049	(b)	773,461
DSP Group, Inc.	19,519	(b,d)	146,197
Exar Corp.	37,053	(b)	237,880
FEI Co.	31,996	(b,d)	871,891
Hittite Microwave Corp.	20,634	(b,d)	1,233,501
Kopin Corp.	54,273	(b,d)	220,348
Kulicke & Soffa Industries, Inc.	58,924	(b)	574,509
Micrel, Inc.	41,539	(d)	556,207
Microsemi Corp.	69,877	(b)	1,571,534
MKS Instruments, Inc.	42,118	(b,d)	1,209,208
Monolithic Power Systems, Inc.	29,970	(b)	439,660
Pericom Semiconductor Corp.	20,808	(b,d)	208,704
Power Integrations, Inc.	23,400		864,162
Rudolph Technologies, Inc.	26,243	(b,d)	264,005
Sigma Designs, Inc.	23,089	(b)	321,630
Standard Microsystems Corp.	18,952	(b,d)	455,796
Supertex, Inc.	10,909	(b,d)	249,925
Tessera Technologies, Inc.	42,217	(b)	731,198
TriQuint Semiconductor, Inc.	133,047	(b,d)	1,750,899
Ultratech, Inc.	20,438	(b,d)	460,570
Varian Semiconductor Equipment Associates, Inc.	61,903	(b)	2,751,588
Veeco Instruments, Inc.	33,383	(b)	1,444,149
Volterra Semiconductor Corp.	22,490	(b,d)	558,877

Total			25,390,327

Software (3.7%)
Blackbaud, Inc.	36,703	(d)	964,922
Bottomline Technologies, Inc.	27,000	(b,d)	619,110
CommVault Systems, Inc.	36,004	(b)	1,112,164
Ebix, Inc.	29,113	(b,d)	656,498
Epicor Software Corp.	38,705	(b)	400,984
EPIQ Systems, Inc.	27,298	(d)	350,779
Interactive Intelligence, Inc.	11,182	(b)	365,987
JDA Software Group, Inc.	36,596	(b,d)	1,104,467

See accompanying Notes to Portfolio of Investments.

RIVERSOURCE SMALL COMPANY INDEX FUND — 2011 ANNUAL REPORT  25

Portfolio of Investments (continued)

Common Stocks (continued)
Issuer	Shares		Value(a)

Software (cont.)
Manhattan Associates, Inc.	18,348	(b)	$541,449
MicroStrategy, Inc., Class A	7,038	(b,d)	748,562
Netscout Systems, Inc.	29,262	(b,d)	670,685
Progress Software Corp.	54,302	(b,d)	1,555,194
Radiant Systems, Inc.	27,739	(b)	506,237
Smith Micro Software, Inc.	25,214	(b,d)	318,201
Sonic Solutions, Inc.	40,817	(b)	595,316
Sourcefire, Inc.	23,450	(b,d)	577,105
Synchronoss Technologies, Inc.	20,050	(b,d)	570,623
Take-Two Interactive Software, Inc.	71,095	(b,d)	886,910
Taleo Corp., Class A	33,828	(b,d)	996,573
THQ, Inc.	56,835	(b,d)	330,211
Tyler Technologies, Inc.	21,041	(b,d)	436,601
Websense, Inc.	34,930	(b,d)	669,259

Total			14,977,837

Specialty Retail (4.1%)
Big 5 Sporting Goods Corp.	18,268	(d)	231,638
Brown Shoe Co., Inc.	36,696		464,938
Cabela’s, Inc.	33,496	(b,d)	834,050
Christopher & Banks Corp.	29,970	(d)	171,129
Coldwater Creek, Inc.	50,250	(b,d)	146,228
Genesco, Inc.	20,123	(b,d)	747,167
Group 1 Automotive, Inc.	19,844	(d)	750,897
Haverty Furniture Companies, Inc.	15,530	(d)	186,981
Hibbett Sports, Inc.	23,388	(b,d)	748,884
HOT Topic, Inc.	37,275	(d)	202,403
Jo-Ann Stores, Inc.	22,028	(b)	1,328,948
JOS A Bank Clothiers, Inc.	23,111	(b,d)	987,533
Kirkland’s, Inc.	13,130	(b,d)	173,907
Lithia Motors, Inc., Class A	18,160	(d)	245,160
Lumber Liquidators Holdings, Inc.	19,474	(b,d)	544,104
MarineMax, Inc.	18,548	(b,d)	167,674
Midas, Inc.	11,884	(b,d)	84,495
Monro Muffler Brake, Inc.	25,260	(d)	835,601
OfficeMax, Inc.	71,121	(b)	1,142,914
PEP Boys — Manny, Moe & Jack	43,941	(d)	612,538
Sonic Automotive, Inc., Class A	29,561		368,034
Stage Stores, Inc.	30,596	(d)	474,238
Stein Mart, Inc.	22,554	(d)	176,711
The Buckle, Inc.	21,843	(d)	780,887
The Cato Corp., Class A	24,675	(d)	603,057
The Childrens Place Retail Stores, Inc.	21,719	(b,d)	909,809
The Finish Line, Inc., Class A	44,610		686,548
The Men’s Wearhouse, Inc.	44,059	(d)	1,154,786
Vitamin Shoppe, Inc.	20,750	(b)	658,398
Zale Corp.	19,356	(b,d)	90,393
Zumiez, Inc.	17,390	(b,d)	403,796

Total			16,913,846

Textiles, Apparel & Luxury Goods (2.3%)
Carter’s, Inc.	48,072	(b,d)	1,331,594
CROCS, Inc.	72,988	(b)	1,196,273
Iconix Brand Group, Inc.	60,665	(b,d)	1,204,200
K-Swiss, Inc., Class A	22,721	(b,d)	261,292
Liz Claiborne, Inc.	79,008	(b,d)	390,300
Maidenform Brands, Inc.	19,526	(b,d)	502,599
Movado Group, Inc.	14,479	(b)	208,642
Oxford Industries, Inc.	11,614	(d)	274,903
Perry Ellis International, Inc.	8,364	(b,d)	235,447
Quiksilver, Inc.	108,328	(b)	484,226
Skechers U.S.A., Inc., Class A	28,275	(b,d)	581,617
Steven Madden Ltd.	19,280	(b,d)	735,918
True Religion Apparel, Inc.	21,273	(b,d)	437,160
Volcom, Inc.	14,285	(d)	237,131
Wolverine World Wide, Inc.	40,853	(d)	1,301,168

Total			9,382,470

See accompanying Notes to Portfolio of Investments.

26  RIVERSOURCE SMALL COMPANY INDEX FUND — 2011 ANNUAL REPORT

Common Stocks (continued)
Issuer	Shares		Value(a)

Thrifts & Mortgage Finance (0.5%)
Bank Mutual Corp.	38,267	(d)	$169,523
Brookline Bancorp, Inc.	49,417		535,186
Dime Community Bancshares, Inc.	23,157	(d)	349,208
Provident Financial Services, Inc.	43,400	(d)	635,810
Trustco Bank Corp. NY	64,515	(d)	386,122

Total			2,075,849

Tobacco (0.1%)
Alliance One International, Inc.	72,814	(b,d)	278,878

Trading Companies & Distributors (0.4%)
Applied Industrial Technologies, Inc.	31,583		999,918
Kaman Corp.	21,733	(d)	639,711
Lawson Products, Inc.	3,354	(d)	78,383

Total			1,718,012

Water Utilities (0.1%)
American States Water Co.	15,560		529,040

Wireless Telecommunication Services (0.2%)
NTELOS Holdings Corp.	24,786	(d)	499,686
USA Mobility, Inc.	18,438		314,921

Total			814,607

Total Common Stocks
(Cost: $332,510,348)			$406,112,812

Money Market Fund (0.9%)
	Shares		Value(a)

Columbia Short-Term Cash Fund, 0.218%	3,783,701	(e)	$3,783,701

Total Money Market Fund
(Cost: $3,783,701)			$3,783,701

Investments of Cash Collateral Received for Securities on Loan (24.2%)
		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)

Asset-Backed Commercial Paper (2.2%)
Cancara Asset Securitisation LLC
02-14-11	0.270%	$2,999,527	$2,999,527
Rheingold Securitization
02-10-11	0.450	2,998,838	2,998,838
Royal Park Investments Funding Corp.
03-08-11	0.410	2,997,130	2,997,130

Total			8,995,495

Certificates of Deposit (9.3%)
Bank of Nova Scotia
05-12-11	0.260	2,000,000	2,000,000
Credit Industrial et Commercial
03-07-11	0.400	2,000,000	2,000,000
Den Danske Bank
03-04-11	0.330	3,000,000	3,000,000
Deutsche Bank AG
07-08-11	0.360	3,000,000	3,000,000
Development Bank of Singapore Ltd.
02-09-11	0.300	3,000,000	3,000,000
02-17-11	0.300	1,000,000	1,000,000
DZ Bank AG
02-10-11	0.400	1,000,000	1,000,000
Erste Bank der Oesterreichischen Sparkassen AG
02-07-11	0.430	2,000,000	2,000,000
Landesbank Hessen Thuringen
02-03-11	0.320	4,000,000	4,000,000
Mitsubishi UFJ Trust and Banking Corp.
02-22-11	0.320	3,000,000	3,000,000
N.V. Bank Nederlandse Gemeenten
04-27-11	0.380	4,000,000	4,000,000
Norinchukin Bank
04-06-11	0.350	1,000,000	1,000,000
04-25-11	0.340	3,000,000	3,000,000
Pohjola Bank PLC
03-16-11	0.660	3,000,000	3,000,000
Sumitomo Mitsui Banking Corp.
04-14-11	0.330	3,000,000	3,000,000

Total			38,000,000

See accompanying Notes to Portfolio of Investments.

RIVERSOURCE SMALL COMPANY INDEX FUND — 2011 ANNUAL REPORT  27

Portfolio of Investments (continued)

Investments of Cash Collateral Received for Securities on Loan (continued)
		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)

Other Short-Term Obligations (1.5%)
Natixis Financial Products LLC
02-01-11	0.550%	$3,000,000	$3,000,000
The Goldman Sachs Group, Inc.
04-20-11	0.350	3,000,000	3,000,000

Total			6,000,000

	Effective	Principal
Issuer	yield	amount	Value(a)

Repurchase Agreements (11.2%)(f)
Barclays Capital, Inc. dated 10-13-10, matures 03-03-11, repurchase price
$5,001,507	0.350%	$5,000,000	$5,000,000
Barclays Capital, Inc. dated 01-04-11, matures 03-03-11, repurchase price
$5,001,507	0.350	5,000,000	5,000,000
Cantor Fitzgerald & Co. dated 01-31-11, matures 02-01-11 repurchase price
$5,000,033	0.240	5,000,000	5,000,000
Citigroup Global Markets, Inc. dated 01-31-11, matures 02-01-11, repurchase price
$5,000,029	0.210	5,000,000	5,000,000
Goldman Sachs & Co. dated 01-31-11, matures 02-01-11, repurchase price
$3,106,709	0.220	3,106,690	3,106,690
Merrill Lynch Government Securities Income dated 01-31-11, matures 02-01-11, repurchase price
$5,000,031	0.220	5,000,000	5,000,000
Merrill Lynch Pierce Fenner & Smith, Inc. dated 01-31-11, matures 02-01-11, repurchase price
$5,000,031	0.220	5,000,000	5,000,000
Morgan Stanley dated 04-15-10, matures 02-10-11, repurchase price
$5,000,556	0.400	5,000,000	5,000,000
Natixis Financial Products, Inc. dated 01-31-11, matures 02-01-11, repurchase price
$6,000,035	0.210	6,000,000	6,000,000
RBS Securities, Inc. dated 01-31-11, matures 02-01-11, repurchase price
$2,000,019	0.350	2,000,000	2,000,000

Total			46,106,690

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $99,102,185)			$99,102,185

Total Investments in Securities
(Cost: $435,396,234)(g)			$508,998,698

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

See accompanying Notes to Portfolio of Investments.

28  RIVERSOURCE SMALL COMPANY INDEX FUND — 2011 ANNUAL REPORT

Investments in Derivatives

At Jan. 31, 2011, $198,000 was held in a margin deposit account as collateral to cover initial margin requirements on open stock index futures contracts.

Futures Contracts Outstanding at Jan. 31, 2011

	Number of
	contracts	Notional	Expiration	Unrealized	Unrealized
Contract description	long (short)	market value	date	appreciation	depreciation
Russell 2000 Mini Index	44	$3,432,880	March 2011	$—	$(49,343)

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Jan. 31, 2011, the value of foreign securities, excluding short-term securities, represented 0.20% of net assets.

(d)	At Jan. 31, 2011, security was partially or fully on loan. See Note 7 to the financial statements.

(e)	Affiliated Money Market Fund — See Note 8 to the financial statements. The rate shown is the seven-day current annualized yield at Jan. 31, 2011.

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Barclays Capital, Inc. (0.350%)
Security description	Value(a)
Archer Daniels	$18,573
Australia & New Zealand Bank Group	137,642
Banco Bilbao Vizcaya	159,011
BP Capital Markets PLC	249,197
BPCE	329,908
Caisse Centrale	283,272
Danske Corp	334,113
Electricite De France	362,291
Erste Finance (De) LLC	276,542
Export Development Corp	99,969
Golden Funding Corp	17,999
International Business Mach Corp	22,329
John Deere Capital Co	16,583
John Deere Credit Ltd	19,999
Kells Funding LLC	236,534

RIVERSOURCE SMALL COMPANY INDEX FUND — 2011 ANNUAL REPORT  29

Portfolio of Investments (continued)

Notes to Portfolio of Investments (continued)

Barclays Capital, Inc. (0.350%) (continued)
Security description	Value(a)
Prudential PLC	$89,751
Royal Park Investments	246,394
Santander	331,667
Silver Tower US Fund	118,317
Societe Generale	1,183,307
Swedbank	499,987
Wal-Mart Stores Inc	216,615

Total market value of collateral securities	$5,250,000

Barclays Capital, Inc. (0.350%)
Security description	Value(a)
Archer Daniels	$18,573
Australia & New Zealand Bank Group	137,642
Banco Bilbao Vizcaya	159,011
BP Capital Markets PLC	249,197
BPCE	329,908
Caisse Centrale	283,272
Danske Corp	334,113
Electricite De France	362,291
Erste Finance (De) LLC	276,542
Export Development Corp	99,969
Golden Funding Corp	17,999
International Business Mach Corp	22,329
John Deere Capital Co	16,583
John Deere Credit Ltd	19,999
Kells Funding LLC	236,534
Prudential PLC	89,751
Royal Park Investments	246,394
Santander	331,667
Silver Tower US Fund	118,317
Societe Generale	1,183,307
Swedbank	499,987
Wal-Mart Stores Inc	216,615

Total market value of collateral securities	$5,250,000

30  RIVERSOURCE SMALL COMPANY INDEX FUND — 2011 ANNUAL REPORT

Notes to Portfolio of Investments (continued)

Cantor Fitzgerald & Co. (0.240%)
Security description	Value(a)
Fannie Mae Interest Strip	$259,774
Fannie Mae Pool	1,111,095
Fannie Mae Principal Strip	10,799
Fannie Mae REMICS	328,424
Fannie Mae Whole Loan	18,089
Federal Farm Credit Bank	73,516
Federal Home Loan Banks	447,345
Federal Home Loan Mortgage Corp	122,738
Federal National Mortgage Association	315,021
FHLMC Structured Pass Through Securities	121,093
Freddie Mac Coupon Strips	163
Freddie Mac Non Gold Pool	469,381
Freddie Mac Reference REMIC	2,730
Freddie Mac REMICS	147,430
Freddie Mac Strips	39,305
Ginnie Mae I Pool	231,019
Ginnie Mae II Pool	469,876
Government National Mortgage Association	228,892
United States Treasury Inflation Indexed Bonds	75,550
United States Treasury Note/Bond	96,227
United States Treasury Strip Coupon	457,043
United States Treasury Strip Principal	74,501

Total market value of collateral securities	$5,100,011

Citigroup Global Markets, Inc. (0.210%)
Security description	Value(a)
Fannie Mae Benchmark REMIC	$23,768
Fannie Mae REMICS	1,746,946
Fannie Mae Whole Loan	41,064
Fannie Mae-Aces	3,261
Freddie Mac Reference REMIC	158,131
Freddie Mac REMICS	2,524,635
Government National Mortgage Association	602,195

Total market value of collateral securities	$5,100,000

Goldman Sachs & Co. (0.220%)
Security description	Value(a)
Government National Mortgage Association	$3,168,824

Total market value of collateral securities	$3,168,824

RIVERSOURCE SMALL COMPANY INDEX FUND — 2011 ANNUAL REPORT  31

Portfolio of Investments (continued)

Notes to Portfolio of Investments (continued)

Merrill Lynch Government Securities Income (0.220%)
Security description	Value(a)
Fannie Mae REMICS	$2,737,793
Freddie Mac REMICS	2,362,265

Total market value of collateral securities	$5,100,058

Merrill Lynch Pierce Fenner & Smith, Inc. (0.220%)
Security description	Value(a)
Fannie Mae Pool	$3,617,583
Freddie Mac Gold Pool	1,482,417

Total market value of collateral securities	$5,100,000

Morgan Stanley (0.400%)
Security description	Value(a)
Atlantis One Funding Corp	$15,127
Can Ast & Can Ltd	55,904
Fannie Mae Pool	3,332,299
Google Inc	693,698
Gotham Funding Corp	389,674
LMA LMA Americas	71,986
Romulus Funding Corp	58,457
Scaldis & Scaldis	534,846

Total market value of collateral securities	$5,151,991

Natixis Financial Products, Inc. (0.210%)
Security description	Value(a)
Fannie Mae Interest Strip	$270,569
Fannie Mae Pool	24,305
Fannie Mae REMICS	2,128,478
Freddie Mac Gold Pool	21,070
Freddie Mac Non Gold Pool	35,801
Freddie Mac REMICS	2,903,639
Freddie Mac Strips	235,478
United States Treasury Note/Bond	500,696

Total market value of collateral securities	$6,120,036

32  RIVERSOURCE SMALL COMPANY INDEX FUND — 2011 ANNUAL REPORT

Notes to Portfolio of Investments (continued)

RBS Securities, Inc. (0.350%)
Security description	Value(a)
Amortizing Residential Collateral Trust	$72,866
Ginnie Mae I Pool	1,039,839
Ginnie Mae II Pool	420,467
GS Mortgage Securities Corp II	66,703
HSBC Home Equity Loan Trust	184,498
Merrill Lynch/Countrywide Commercial Mortgage Trust	203,340
Renaissance Home Equity Loan Trust	25,068
Structured Asset Investment Loan Trust	15,016
Wells Fargo Home Equity Trust	29,262

Total market value of collateral securities	$2,057,059

(g)	At Jan. 31, 2011, the cost of securities for federal income tax purposes was $478,137,544 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$48,812,583
Unrealized depreciation	(17,951,429)

Net unrealized appreciation	$30,861,154

RIVERSOURCE SMALL COMPANY INDEX FUND — 2011 ANNUAL REPORT  33

Portfolio of Investments (continued)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Valuation of securities.

34  RIVERSOURCE SMALL COMPANY INDEX FUND — 2011 ANNUAL REPORT

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of Jan. 31, 2011:

	Fair value at Jan. 31, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total
Equity Securities
Common Stocks	$406,112,812	$—	$—	$406,112,812

Total Equity Securities	406,112,812	—	—	406,112,812

Other
Affiliated Money Market Fund(c)	3,783,701	—	—	3,783,701
Investments of Cash Collateral Received for Securities on Loan	—	99,102,185	—	99,102,185

Total Other	3,783,701	99,102,185	—	102,885,886

Investments in Securities	409,896,513	99,102,185	—	508,998,698
Derivatives(d)
Liabilities
Futures Contracts	(49,343)	—	—	(49,343)

Total	$409,847,170	$99,102,185	$—	$508,949,355

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Jan. 31, 2011.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

RIVERSOURCE SMALL COMPANY INDEX FUND — 2011 ANNUAL REPORT  35

Portfolio of Investments (continued)

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

36  RIVERSOURCE SMALL COMPANY INDEX FUND — 2011 ANNUAL REPORT

Statement of Assets and Liabilities
Jan. 31, 2011

Assets
Investments in securities, at value
Unaffiliated issuers* (identified cost $332,510,348)	$406,112,812
Affiliated money market fund (identified cost $3,783,701)	3,783,701
Investments of cash collateral received for securities on loan (identified cost $99,102,185)	99,102,185

Total investments in securities (identified cost $435,396,234)	508,998,698
Cash	1,540
Receivable from Investment Manager	9,376
Capital shares receivable	88,404
Dividends and accrued interest receivable	174,348
Variation margin receivable on futures contracts	23,760
Margin deposits on futures contracts	198,000

Total assets	509,494,126

Liabilities
Capital shares payable	489,287
Payable for investment securities purchased	393,687
Payable upon return of securities loaned	99,102,185
Accrued investment management services fees	11,913
Accrued distribution fees	10,002
Accrued transfer agency fees	9,025
Accrued administrative services fees	2,676
Accrued plan administration services fees	204
Other accrued expenses	159,488

Total liabilities	100,178,467

Net assets applicable to outstanding capital stock	$409,315,659

Represented by
Capital stock — $.01 par value	$824,749
Additional paid-in capital	398,607,517
Undistributed net investment income	1,898,859
Accumulated net realized gain (loss)	(65,568,587)
Unrealized appreciation (depreciation) on investments	73,553,121

Total — representing net assets applicable to outstanding capital stock	$409,315,659

*Value of securities on loan	$97,015,156

Net asset value per share
	Net assets	Shares outstanding	Net asset value per share
Class A	$369,147,938	73,097,884	$5.05	(1)
Class B	$30,064,932	7,449,659	$4.04
Class R4	$10,102,789	1,927,366	$5.24

(1)	The maximum offering price per share for Class A is $5.36. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

RIVERSOURCE SMALL COMPANY INDEX FUND — 2011 ANNUAL REPORT  37

Statement of Operations
Year ended Jan. 31, 2011

Investment income
Income:
Dividends	$4,589,333
Interest	17
Income distributions from affiliated money market fund	5,525
Income from securities lending — net	431,020

Total income	5,025,895

Expenses:
Investment management services fees	1,393,898
Distribution fees
Class A	864,592
Class B	370,777
Transfer agency fees
Class A	903,515
Class B	103,398
Class R4	3,825
Administrative services fees	312,860
Plan administration services fees — Class R4	20,401
Compensation of board members	10,524
Custodian fees	56,128
Printing and postage	106,700
Registration fees	60,550
Licensing fees	33,030
Professional fees	30,388
Other	49,818

Total expenses	4,320,404
Expenses waived/reimbursed by the Investment Manager and its affiliates	(1,193,292)

Total net expenses	3,127,112

Investment income (loss) — net	1,898,783

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Security transactions	21,653,379
Futures contracts	607,402

Net realized gain (loss) on investments	22,260,781
Net change in unrealized appreciation (depreciation) on investments	77,440,129

Net gain (loss) on investments	99,700,910

Net increase (decrease) in net assets resulting from operations	$101,599,693

The accompanying Notes to Financial Statements are an integral part of this statement.

38  RIVERSOURCE SMALL COMPANY INDEX FUND — 2011 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Jan. 31,	2011	2010
Operations and distributions
Investment income (loss) — net	$1,898,783	$2,170,823
Net realized gain (loss) on investments	22,260,781	(50,802,489)
Net change in unrealized appreciation (depreciation) on investments	77,440,129	167,161,551

Net increase (decrease) in net assets resulting from operations	101,599,693	118,529,885

Distributions to shareholders from:
Net investment income
Class A	(834,951)	(2,210,039)
Class R4	(31,380)	(51,286)
Net realized gain
Class A	—	(2,572)
Class B	—	(429)
Class R4	—	(48)

Total distributions	(866,331)	(2,264,374)

Capital share transactions
Proceeds from sales
Class A shares	17,243,993	20,640,213
Class B shares	1,276,054	2,612,745
Class R4 shares	6,012,173	2,803,473
Reinvestment of distributions at net asset value
Class A shares	807,860	2,169,640
Class B shares	—	423
Class R4 shares	31,380	51,334
Conversions from Class B to Class A
Class A shares	14,613,784	12,049,199
Class B shares	(14,613,784)	(12,049,199)
Payments for redemptions
Class A shares	(82,503,211)	(85,057,483)
Class B shares	(9,185,717)	(13,593,736)
Class R4 shares	(4,594,873)	(2,208,148)

Increase (decrease) in net assets from capital share transactions	(70,912,341)	(72,581,539)

Total increase (decrease) in net assets	29,821,021	43,683,972
Net assets at beginning of year	379,494,638	335,810,666

Net assets at end of year	$409,315,659	$379,494,638

Undistributed net investment income	$1,898,859	$857,840

The accompanying Notes to Financial Statements are an integral part of this statement.

RIVERSOURCE SMALL COMPANY INDEX FUND — 2011 ANNUAL REPORT  39

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2008 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

Class A	Year ended Jan. 31,
Per share data	2011	2010		2009	2008	2007
Net asset value, beginning of period	$3.90	$2.82		$6.19	$8.40	$8.97

Income from investment operations:
Net investment income (loss)	.02	.02		.03	.04	.01
Net gains (losses) (both realized and unrealized)	1.14	1.09		(2.20)	(.62)	.64

Total from investment operations	1.16	1.11		(2.17)	(.58)	.65

Less distributions:
Dividends from net investment income	(.01)	(.03)		(.05)	(.01)	—
Distributions from realized gains	—	(.00	)(a)	(1.15)	(1.62)	(1.22)

Total distributions	(.01)	(.03)		(1.20)	(1.63)	(1.22)

Net asset value, end of period	$5.05	$3.90		$2.82	$6.19	$8.40

Total return	29.78%	39.19%		(36.94% )	(7.64% )	7.55%

Ratios to average net assets(b)
Gross expenses prior to expense waiver/reimbursement	1.04%	1.08%		1.04%	.93%	.92%

Net expenses after expense waiver/reimbursement(c),(d)	.73%	.73%		.74%	.77%	.81%

Net investment income (loss)	.56%	.69%		.60%	.46%	.29%

Supplemental data
Net assets, end of period (in millions)	$369	$329		$281	$587	$835

Portfolio turnover rate	26%	41%		23%	14%	11%

See accompanying Notes to Financial Highlights.

40  RIVERSOURCE SMALL COMPANY INDEX FUND — 2011 ANNUAL REPORT

Class B	Year ended Jan. 31,
Per share data	2011		2010		2009	2008	2007
Net asset value, beginning of period	$3.13		$2.27		$5.29	$7.48	$8.17

Income from investment operations:
Net investment income (loss)	(.01)		(.00	)(a)	(.01)	(.02)	—
Net gains (losses) (both realized and unrealized)	.92		.86		(1.85)	(.55)	.53

Total from investment operations	.91		.86		(1.86)	(.57)	.53

Less distributions:
Dividends from net investment income	—		—		(.01)	—	—
Distributions from realized gains	—		(.00	)(a)	(1.15)	(1.62)	(1.22)

Total distributions	—		(.00	)(a)	(1.16)	(1.62)	(1.22)

Net asset value, end of period	$4.04		$3.13		$2.27	$5.29	$7.48

Total return	29.07%		37.89%		(37.42% )	(8.40% )	6.81%

Ratios to average net assets(b)
Gross expenses prior to expense waiver/reimbursement	1.80%		1.85%		1.80%	1.69%	1.68%

Net expenses after expense waiver/reimbursement(c),(d)	1.50%		1.50%		1.50%	1.53%	1.58%

Net investment income (loss)	(.25%	)	(.06%	)	(.17% )	(.27% )	(.47% )

Supplemental data
Net assets, end of period (in millions)	$30		$44		$51	$127	$230

Portfolio turnover rate	26%		41%		23%	14%	11%

See accompanying Notes to Financial Highlights.

RIVERSOURCE SMALL COMPANY INDEX FUND — 2011 ANNUAL REPORT  41

Financial Highlights (continued)

Class R4	Year ended Jan. 31,
Per share data	2011	2010		2009	2008	2007
Net asset value, beginning of period	$4.04	$2.93		$6.36	$8.59	$9.12

Income from investment operations:
Net investment income (loss)	.03	.03		.04	.05	.02
Net gains (losses) (both realized and unrealized)	1.19	1.11		(2.26)	(.65)	.67

Total from investment operations	1.22	1.14		(2.22)	(.60)	.69

Less distributions:
Dividends from net investment income	(.02)	(.03)		(.06)	(.01)	—
Distributions from realized gains	—	(.00	)(a)	(1.15)	(1.62)	(1.22)

Total distributions	(.02)	(.03)		(1.21)	(1.63)	(1.22)

Net asset value, end of period	$5.24	$4.04		$2.93	$6.36	$8.59

Total return	30.14%	38.95%		(36.71% )	(7.68% )	7.87%

Ratios to average net assets(b)
Gross expenses prior to expense waiver/reimbursement	.82%	.79%		.83%	.78%	.75%

Net expenses after expense waiver/reimbursement(c),(d)	.58%	.58%		.62%	.67%	.64%

Net investment income (loss)	.72%	.82%		.73%	.56%	.46%

Supplemental data
Net assets, end of period (in millions)	$10	$7		$4	$8	$10

Portfolio turnover rate	26%	41%		23%	14%	11%

Notes to Financial Highlights

(a)	Rounds to less than $0.01 per share.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(d)	Expense ratio is before reduction for earnings and bank fee credits on cash balances. For the year ended Jan. 31, 2008, the ratio of net expenses after expense waiver/reimbursement and after reduction for earnings and bank fee credits was 0.76% for Class A, 1.52% for Class B and 0.66% for Class R4.

The accompanying Notes to Financial Statements are an integral part of this statement.

42  RIVERSOURCE SMALL COMPANY INDEX FUND — 2011 ANNUAL REPORT

Notes to Financial Statements

1.	ORGANIZATION

RiverSource Small Company Index Fund (the Fund) is a series of RiverSource Market Advantage Series, Inc. (the Corporation) and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Corporation has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Corporation’s Board of Directors (the Board).

The Fund offers Class A, Class B and Class R4 shares.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds. Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase.

Class R4 shares are not subject to sales charges, however, the class was closed to new investors effective Dec. 31, 2010.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of estimates
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

RIVERSOURCE SMALL COMPANY INDEX FUND — 2011 ANNUAL REPORT  43

Notes to Financial Statements (continued)

Valuation of securities
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price from the primary exchange. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The policy adopted by the Board generally contemplates the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. This policy takes into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

44  RIVERSOURCE SMALL COMPANY INDEX FUND — 2011 ANNUAL REPORT

Repurchase agreements
The Fund may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Guarantees and indemnifications
Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Federal taxes
The Fund’s policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

Dividends to shareholders
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are normally distributed along with the income dividend.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3.	DERIVATIVE INSTRUMENTS

The Fund invests in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are

RIVERSOURCE SMALL COMPANY INDEX FUND — 2011 ANNUAL REPORT  45

Notes to Financial Statements (continued)

derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the contract between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Futures contracts
Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts traded on U.S. and foreign exchanges to equitize cash to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of

46  RIVERSOURCE SMALL COMPANY INDEX FUND — 2011 ANNUAL REPORT

loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of derivative transactions on the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Fair values of derivative instruments at Jan. 31, 2011

	Liability derivatives
	Statement of Assets
	and Liabilities
Risk exposure category	location	Fair value
Equity contracts	Net assets — unrealized depreciation on investments	$49,343	*

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

Effect of derivative instruments in the Statement of Operations for the year ended Jan. 31, 2011

Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures
Equity contracts	$607,402

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures
Equity contracts	$98,814

Volume of derivative activity
Futures
The gross notional amount of long contracts outstanding was approximately $3.4 million at Jan. 31, 2011. The monthly average gross notional amount for long contracts was $3.4 million for the year ended Jan. 31, 2011. The fair value of such contracts at Jan. 31, 2011 is set forth in the table above.

RIVERSOURCE SMALL COMPANY INDEX FUND — 2011 ANNUAL REPORT  47

Notes to Financial Statements (continued)

4.	EXPENSES AND SALES CHARGES

Investment management services fees
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.36% to 0.24% as the Fund’s net assets increase. The management fee for the year ended Jan. 31, 2011 was 0.36% of the Fund’s average daily net assets.

Administrative services fees
Under an Administrative Services Agreement, the Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.08% to 0.05% as the Fund’s net assets increase. The fee for the year ended Jan. 31, 2011 was 0.08% of the Fund’s average daily net assets. Prior to Jan. 1, 2011, Ameriprise Financial, Inc. served as the Fund Administrator. Since Jan. 1, 2011, Columbia Management Investment Advisers, LLC has served as the Fund Administrator.

Other fees
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the year ended Jan. 31, 2011, other expenses paid to this company were $1,008.

Compensation of board members
Under a Deferred Compensation Plan (the Plan), the board members who are not “interested persons” of the Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer agency fees
Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (the Transfer Agent) is responsible for providing transfer agency services to the Fund.

Prior to Sept. 7, 2010, the Transfer Agent received annual account-based service fees from Class A and Class B shares that varied by class and annual asset-based service fees based on the Fund’s average daily net assets attributable to

48  RIVERSOURCE SMALL COMPANY INDEX FUND — 2011 ANNUAL REPORT

Class R4 shares. In addition, the Transfer Agent charged an annual fee per inactive account and received reimbursement from the Fund for certain out-of-pocket expenses.

Under a new Transfer Agency Agreement effective Sept. 7, 2010, the Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund subject to an annual limitation (that varies by class) that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses.

For the year ended Jan. 31, 2011, the Fund’s effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.26%
Class B	0.28
Class R4	0.05

Plan administration services fees
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund paid a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B shares. For Class B shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $1,279,000 for Class B shares. This amount is based on the most recent information available as of

RIVERSOURCE SMALL COMPANY INDEX FUND — 2011 ANNUAL REPORT  49

Notes to Financial Statements (continued)

Oct. 31, 2010 and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales charges
Sales charges, including front-end and CDSCs, received by the Distributor for distributing Fund shares were $178,144 for Class A and $14,443 for Class B for the year ended Jan. 31, 2011.

Expenses waived/reimbursed by the Investment Manager and its affiliates
For the year ended Jan. 31, 2011, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*) were as follows:

Class A	0.73%
Class B	1.50
Class R4	0.58

The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class A	$211,842
Class B	22,712

The management fees waived/reimbursed at the Fund level were $958,738.

Under an agreement which was effective until March 31, 2011, the Investment Manager and its affiliates contractually agreed to waive certain fees and reimburse certain expenses such that net expenses (excluding fees and expenses of acquired funds*) would not exceed the following percentage of the class’ average daily net assets:

Class A	0.73%
Class B	1.50
Class R4	0.58

Effective April 1, 2011, the Investment Manager and its affiliates have contractually agreed to waive certain fees and reimburse certain expenses until March 31, 2012, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*) will not exceed the following percentage of the class’ average daily net assets:

Class A	0.74%
Class B	1.49
Class R4	0.59

*	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange

50  RIVERSOURCE SMALL COMPANY INDEX FUND — 2011 ANNUAL REPORT

traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

5.	SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $99,477,053 and $166,138,547, respectively, for the year ended Jan. 31, 2011. Realized gains and losses are determined on an identified cost basis.

6.	CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated were as follows:

Year ended Jan. 31,	2011	2010
Class A
Sold	3,772,870	6,382,692
Converted from Class B*	3,454,824	3,346,668
Reinvested distributions	159,972	543,790
Redeemed	(18,693,728)	(25,294,707)

Net increase (decrease)	(11,306,062)	(15,021,557)

Class B
Sold	364,274	997,371
Reinvested distributions	—	130
Converted to Class A*	(4,310,889)	(4,168,860)
Redeemed	(2,636,591)	(5,175,195)

Net increase (decrease)	(6,583,206)	(8,346,554)

Class R4
Sold	1,274,225	793,782
Reinvested distributions	5,989	12,399
Redeemed	(993,740)	(656,262)

Net increase (decrease)	286,474	149,919

*	Automatic conversion of Class B shares to Class A shares based on the original purchase date.

7.	LENDING OF PORTFOLIO SECURITIES

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market

RIVERSOURCE SMALL COMPANY INDEX FUND — 2011 ANNUAL REPORT  51

Notes to Financial Statements (continued)

fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At Jan. 31, 2011, securities valued at $97,015,156 were on loan, secured by U.S. government securities valued at $5,048 and by cash collateral of $99,102,185 invested in short-term securities or in cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income of $431,020 earned from securities lending for the year ended Jan. 31, 2011 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

8.	AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of certain funds managed by the Investment Manager and other institutional clients of the Investment Manager. The cost of the Fund’s purchases and proceeds from sales of shares of Columbia Short-Term Cash Fund aggregated $60,069,177 and $59,927,836, respectively, for the year ended Jan. 31, 2011. The income distributions received with respect to the Fund’s investment in Columbia Short-Term Cash Fund can be found in the Statement of Operations and the Fund’s invested balance in Columbia Short-Term Cash Fund at Jan. 31, 2011, can be found in the Portfolio of Investments.

52  RIVERSOURCE SMALL COMPANY INDEX FUND — 2011 ANNUAL REPORT

9.	BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 14, 2010, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the

Investment Manager, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent, to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender’s sole discretion. Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Prior to Oct. 14, 2010, the credit facility agreement, which was a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permitted collective borrowings up to $300 million. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. The Fund had no borrowings during the year ended Jan. 31, 2011.

10.	FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of futures contracts, re-characterization of real estate investment trust (REIT) distributions, post-October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

RIVERSOURCE SMALL COMPANY INDEX FUND — 2011 ANNUAL REPORT  53

Notes to Financial Statements (continued)

In the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been increased by $8,567 and accumulated net realized loss has been decreased by $20,216 resulting in a net reclassification adjustment to decrease paid-in capital by $28,783.

The tax character of distributions paid for the years indicated was as follows:

Year ended Jan. 31,	2011	2010
Ordinary income	$866,331	$2,262,938
Long-term capital gain	—	1,436

At Jan. 31, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$1,909,899
Undistributed accumulated long-term gain	$—
Accumulated realized loss	$(22,876,620)
Unrealized appreciation (depreciation)	$30,850,114

For federal income tax purposes, the Fund had a capital loss carry-over of $22,876,620 at Jan. 31, 2011, that if not offset by capital gains will expire in 2018.

For the year ended Jan. 31, 2011, $18,319,072 of capital loss carry-over was utilized. It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.

11.	SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund’s financial statements, other than as noted below.

In August 2010, the Board of Directors of RiverSource Small Company Index Fund approved a proposal to merge the Fund with and into Columbia Small Cap Index Fund. The merger is expected to be a tax-free reorganization for U.S. federal income tax purposes. The proposal was approved at a meeting of shareholders held on Feb. 15, 2011, and the merger is expected to close before the end of the second quarter of 2011.

54  RIVERSOURCE SMALL COMPANY INDEX FUND — 2011 ANNUAL REPORT

12.	INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as legacy RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the

RIVERSOURCE SMALL COMPANY INDEX FUND — 2011 ANNUAL REPORT  55

Notes to Financial Statements (continued)

Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

56  RIVERSOURCE SMALL COMPANY INDEX FUND — 2011 ANNUAL REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of
RiverSource Small Company Index Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of RiverSource Small Company Index Fund (the Fund) (one of the portfolios constituting the RiverSource Market Advantage Series, Inc.) as of January 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Fund for the period ended January 31, 2007, were audited by other auditors whose report dated March 20, 2007, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2011, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

RIVERSOURCE SMALL COMPANY INDEX FUND — 2011 ANNUAL REPORT  57

Report of Independent Registered Public Accounting Firm (continued)

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of RiverSource Small Company Index Fund of the RiverSource Market Advantage Series, Inc. at January 31, 2011, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota
March 23, 2011

58  RIVERSOURCE SMALL COMPANY INDEX FUND — 2011 ANNUAL REPORT

Federal Income Tax Information
(Unaudited)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

Fiscal year ended Jan. 31, 2011

Income distributions – the Fund designates the following tax attributes for distributions:

Qualified Dividend Income for individuals	100%
Dividends Received Deduction for corporations	100%
U.S. Government Obligations	0.00%

The Fund designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

RIVERSOURCE SMALL COMPANY INDEX FUND — 2011 ANNUAL REPORT  59

Board Members and Officers

Shareholders elect a Board that oversees the Fund’s operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following is a list of the Fund’s Board members. Each Board member oversees 145 Columbia, RiverSource, Seligman and Threadneedle funds. Under current Board policy, members generally serve until the next Board meeting after he or she reaches the mandatory retirement age established by the Board, or the fifteenth anniversary of the first Board meeting they attended as members of the Board.

Independent Board Members

Name,	Position held		Other present or
address,	with Fund and	Principal occupation	past directorships
age	length of service	during past five years	(within past 5 years)
Kathleen Blatz 901 S. Marquette Ave. Minneapolis, MN 55402 Age 56	Board member since 1/11/06	Chief Justice, Minnesota Supreme Court, 1998-2006; Attorney	None

Pamela G. Carlton 901 S. Marquette Ave. Minneapolis, MN 55402 Age 56	Board member since 7/11/07	President, Springboard — Partners in Cross Cultural Leadership (consulting company)	None

Patricia M. Flynn 901 S. Marquette Ave. Minneapolis, MN 55402 Age 60	Board member since 11/1/04	Trustee Professor of Economics and Management, Bentley University; former Dean, McCallum Graduate School of Business, Bentley University	None

Anne P. Jones 901 S. Marquette Ave. Minneapolis, MN 55402 Age 76	Board member since 3/1/85	Attorney and Consultant	None

Stephen R. Lewis, Jr. 901 S. Marquette Ave. Minneapolis, MN 55402 Age 72	Chair of the Board since 1/1/07, Board member since 1/1/02	President Emeritus and Professor of Economics, Carleton College	Valmont Industries, Inc. (manufactures irrigation systems)

John F. Maher 901 S. Marquette Ave. Minneapolis, MN 55402 Age 67	Board member since 12/10/08	Retired President and Chief Executive Officer and former Director, Great Western Financial Corporation (financial services), 1986-1997	None

Catherine James Paglia 901 S. Marquette Ave. Minneapolis, MN 55402 Age 58	Board member since 11/1/04	Director, Enterprise Asset Management, Inc. (private real estate and asset management company)	None

60  RIVERSOURCE SMALL COMPANY INDEX FUND — 2011 ANNUAL REPORT

Independent Board Members (continued)

Name,	Position held		Other present or
address,	with Fund and	Principal occupation	past directorships
age	length of service	during past five years	(within past 5 years)
Leroy C. Richie 901 S. Marquette Ave. Minneapolis, MN 55402 Age 69	Board member since 11/11/08	Counsel, Lewis & Munday, P.C. since 1987; Vice President and General Counsel, Automotive Legal Affairs, Chrysler Corporation, 1990-1997	Digital Ally, Inc. (digital imaging); Infinity, Inc. (oil and gas exploration and production); OGE Energy Corp. (energy and energy services)

Alison Taunton-Rigby 901 S. Marquette Ave. Minneapolis, MN 55402 Age 66	Board member since 11/13/02	Chief Executive Officer and Director, RiboNovix, Inc. since 2003 (biotechnology); former President, Aquila Biopharmaceuticals	Idera Pharmaceuticals, Inc. (biotechnology); Healthways, Inc. (health management programs)

RIVERSOURCE SMALL COMPANY INDEX FUND — 2011 ANNUAL REPORT  61

Board Members and Officers (continued)

Board Member Affiliated with the Investment Manager*

Name,	Position held		Other present or
address,	with Fund and	Principal occupation	past directorships
age	length of service	during past five years	(within past 5 years)
William F. Truscott 53600 Ameriprise Financial Center Minneapolis, MN 55474 Age 50	Board member since 11/7/01, Vice President since 2002	Chairman of the Board, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) since May 2010 (previously President, Chairman of the Board and Chief Investment Officer, 2001-April 2010); Senior Vice President, Atlantic Funds, Columbia Funds and Nations Funds since May 2010; Chief Executive Officer, U.S. Asset Management & President — Annuities, Ameriprise Financial, Inc. since May 2010 (previously President — U.S. Asset Management and Chief Investment Officer, 2005-April 2010 and Senior Vice President — Chief Investment Officer, 2001-2005); Director, President and Chief Executive Officer, Ameriprise Certificate Company since 2006; Director, Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.) since May 2010 (previously Chairman of the Board and Chief Executive Officer, 2008-April 2010); Chairman of the Board and Chief Executive Officer, RiverSource Distributors, Inc. since 2006	None

*	Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of the investment manager or Ameriprise Financial.

The SAI has additional information about the Fund’s Board members and is available, without charge, upon request by calling 800.345.6611; contacting your financial intermediary; or visiting columbiamanagement.com.

62  RIVERSOURCE SMALL COMPANY INDEX FUND — 2011 ANNUAL REPORT

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the Fund’s other officers are:

Fund Officers

Name,	Position held
address,	with funds and	Principal occupation
age	length of service	during past five years
J. Kevin Connaughton 225 Franklin Street Boston, MA 02110 Age 46	President since 5/1/10	Senior Vice President and General Manager — Mutual Fund Products, Columbia Management Investment Advisers, LLC since May 2010; President, Columbia Funds since 2009 (previously Senior Vice President and Chief Financial Officer, June 2008 — January 2009); President, Atlantic Funds and Nations Funds since 2009; Managing Director of Columbia Management Advisors, LLC, December 2004 — April 2010; Treasurer, Columbia Funds, October 2003 — May 2008; Treasurer, the Liberty Funds, Stein Roe Funds and Liberty All-Star Funds, December 2000 — December 2006

Amy K. Johnson 5228 Ameriprise Financial Center Minneapolis, MN 55474 Age 45	Vice President since 12/5/06	Senior Vice President and Chief Operating Officer, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) since May 2010 (previously Chief Administrative Officer, 2009 — April 2010 and Vice President — Asset Management and Trust Company Services, 2006-2009 and Vice President — Operations and Compliance, 2004-2006); Senior Vice President, Atlantic Funds, Columbia Funds and Nations Funds since May 2010; Director of Product Development — Mutual Funds, Ameriprise Financial, Inc., 2001-2004

Michael G. Clarke 225 Franklin Street Boston, MA 02110 Age 41	Treasurer since 1/12/11	Vice President, Columbia Management Investment Advisers, LLC since May 2010; Managing Director of Fund Administration, Columbia Management Advisers, LLC, from September 2004 to April 2010; senior officer of Columbia Funds and affiliated funds since 2002

RIVERSOURCE SMALL COMPANY INDEX FUND — 2011 ANNUAL REPORT  63

Board Members and Officers (continued)

Fund Officers (continued)

Name,	Position held
address,	with funds and	Principal occupation
age	length of service	during past five years
Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474 Age 51	Vice President, General Counsel and Secretary since 12/5/06	Vice President, Chief Legal Officer and Assistant Secretary, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) since June 2005; Vice President and Lead Chief Counsel — Asset Management, Ameriprise Financial, Inc. since May 2010 (previously Vice President and Chief Counsel — Asset Management, 2005-April 2010 and Vice President — Asset Management Compliance, 2004-2005); Senior Vice President, Secretary and Chief Legal Officer, Atlantic Funds, Columbia Funds and Nations Funds since May 2010; Vice President, Chief Counsel and Assistant Secretary, Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.) since 2008; Vice President, General Counsel and Secretary, Ameriprise Certificate Company since 2005; Chief Counsel, RiverSource Distributors, Inc. since 2006

Michael A. Jones 225 Franklin Street Boston, MA 02110 Age 51	Vice President since 5/1/10	Director and President, Columbia Management Investment Advisers, LLC since May 2010; President and Director, Columbia Management Investment Distributors, Inc. since May 2010; Senior Vice President, Atlantic Funds, Columbia Funds and Nations Funds since May 2010; Manager, Chairman, Chief Executive Officer and President, Columbia Management Advisors, LLC, 2007 — April 2010; Chief Executive Officer, President and Director, Columbia Management Distributors, Inc., 2006 — April 2010; former Co-President and Senior Managing Director, Robeco Investment Management

Colin Moore 225 Franklin Street Boston, MA 02110 Age 52	Vice President since 5/1/10	Chief Investment Officer, Columbia Management Investment Advisers, LLC since May 2010; Senior Vice President, Atlantic Funds, Columbia Funds and Nations Funds since May 2010; Manager, Managing Director and Chief Investment Officer, Columbia Management Advisors, LLC, 2007- April 2010; Head of Equities, Columbia Management Advisors, LLC, 2002-Sept. 2007

Linda Wondrack 225 Franklin Street Boston, MA 02110 Age 46	Chief Compliance Officer since 5/1/10	Vice President and Chief Compliance Officer, Columbia Management Investment Advisers, LLC since May 2010; Chief Compliance Officer, Columbia Funds since 2007; Senior Vice President and Chief Compliance Officer, Atlantic Funds and Nations Funds since 2007; Director (Columbia Management Group, LLC and Investment Product Group Compliance), Bank of America, June 2005 — April 2010

64  RIVERSOURCE SMALL COMPANY INDEX FUND — 2011 ANNUAL REPORT

Fund Officers (continued)

Name,	Position held
address,	with funds and	Principal occupation
age	length of service	during past five years
Neysa M. Alecu 2934 Ameriprise Financial Center Minneapolis, MN 55474 Age 47	Money Laundering Prevention Officer since 11/9/05 and Identity Theft Prevention Officer since 2008	Vice President — Compliance, Ameriprise Financial, Inc. since 2008; Anti-Money Laundering Officer and Identity Theft Prevention Officer, Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.) since 2008; Anti-Money Laundering Officer, Ameriprise Financial, Inc. since 2005; Compliance Director, Ameriprise Financial, Inc., 2004-2008

RIVERSOURCE SMALL COMPANY INDEX FUND — 2011 ANNUAL REPORT  65

Proxy Voting

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.

66  RIVERSOURCE SMALL COMPANY INDEX FUND — 2011 ANNUAL REPORT

Results of Meeting of Shareholders

RiverSource Small Company Index Fund

Special Meeting of Shareholders held on Feb. 15, 2011
(Unaudited)

A brief description of the proposal(s) voted upon at the meeting and the votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to the proposals are set forth below. A vote is based on total dollar interest in the Fund.

Proposal 1.	To approve an Agreement and Plan of Reorganization between RiverSource Small Company Index Fund and Columbia Small Cap Index Fund.

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
275,310,486.016	10,464,860.838	8,916,348.900	37,231,549.800

Proposal 2.	To elect directors to the Board.*

		Dollars	Dollars Voted		Broker
		Voted “For”	“Withhold”	Abstentions	Non-Votes
01.	Kathleen Blatz	4,005,652,467.862	84,434,465.991	0.000	0.000
02.	Edward J. Boudreau, Jr.	4,003,811,635.576	86,275,298.277	0.000	0.000
03.	Pamela G. Carlton	4,005,252,051.150	84,834,882.703	0.000	0.000
04.	William P. Carmichael	4,001,048,955.633	89,037,978.220	0.000	0.000
05.	Patricia M. Flynn	4,005,927,417.757	84,159,516.097	0.000	0.000
06.	William A. Hawkins	4,003,780,798.260	86,306,135.594	0.000	0.000
07.	R. Glenn Hilliard	4,003,027,431.702	87,059,502.151	0.000	0.000
08.	Stephen R. Lewis, Jr.	4,002,814,237.580	87,272,696.273	0.000	0.000
09.	John F. Maher	4,005,929,192.229	84,157,741.624	0.000	0.000
10.	John J. Nagorniak	4,003,556,845.728	86,530,088.126	0.000	0.000
11.	Catherine James Paglia	4,006,021,497.987	84,065,435.866	0.000	0.000
12.	Leroy C. Richie	4,004,070,747.129	86,016,186.725	0.000	0.000
13.	Anthony M. Santomero	4,002,631,993.769	87,454,940.084	0.000	0.000
14.	Minor M. Shaw	4,002,940,364.698	87,146,569.156	0.000	0.000
15.	Alison Taunton-Rigby	4,004,312,211.858	85,774,721.996	0.000	0.000
16.	William F. Truscott	4,005,115,426.709	84,971,507.144	0.000	0.000

Proposal 3.	To approve the proposed amendment to the Articles of Incorporation*

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
3,936,589,792.587	81,217,104.603	72,279,795.213	242.470

*	All dollars of RiverSource Market Advantage Series, Inc. are voted together as a single class for election of directors and the proposed amendment to the Articles of Incorporation.

RIVERSOURCE SMALL COMPANY INDEX FUND — 2011 ANNUAL REPORT  67

RiverSource Small Company Index Fund
P.O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This report must be accompanied or preceded by the Fund’s current prospectus. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
©2011 Columbia Management Investment Advisers, LLC. All rights reserved.	S-6357 X (4/11)

Item 2. Code of Ethics.
(a) The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer.
(b) During the period covered by this report, there were not any amendments to a provision of the code of ethics adopted in 2(a) above.
(c) During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the code of ethics described in 2(a) above that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.
Item 3. Audit Committee Financial Expert.
The Registrant’s board of directors has determined that independent directors Pamela G. Carlton, Jeffrey Laikind, John F. Maher and Anne P. Jones, each qualify as audit committee financial experts.
Item 4. Principal Accountant Fees and Services
(a)	Audit Fees. The fees for the years ended Jan. 31 indicated below, charged by Ernst & Young LLP for professional services rendered for the audit of the annual financial statements for RiverSource Market Advantage Series, Inc. were as follows:

2011: $141,936	2010: $141,488
(b)	Audit-Related Fees. The fees for the years ended Jan. 31 indicated below, charged by Ernst & Young LLP for audit-related services rendered to the registrant related to the semiannual financial statement review, the transfer agent 17Ad-13 review, and other consultations and services required to complete the audit for RiverSource Market Advantage Series, Inc. were as follows:

2011: $12,979	2010: $5,932
The fees for the years ended Jan. 31 indicated below, charged by Ernst & Young LLP for audit-related services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were required to be pre-approved by the registrant’s audit committee related to an internal controls review performed initially in 2010 were as follows:

2011: $96,000	2010: $0

(c)	Tax Fees. The fees for the years ended Jan. 31 indicated below, charged by Ernst & Young LLP for tax compliance related services rendered to RiverSource Market Advantage Series, Inc. were as follows:

2011: $23,132	2010: $22,896
The fees for the years ended Jan. 31 indicated below, charged by Ernst & Young LLP for tax services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were required to be pre-approved by the registrant’s audit committee related to tax consulting services and a subscription to a tax database were as follows:

2011: $116,840	2010: $60,000
(d)	All Other Fees. The fees for the years ended Jan. 31 indicated below, charged by Ernst & Young LLP for additional professional services rendered to RiverSource Market Advantage Series, Inc. were as follows:

2011: $0	2010: $0
The fees for the years ended Jan. 31 indicated below, charged by Ernst & Young LLP for other services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were required to be pre-approved by the registrant’s audit committee were as follows:

2011: $0	2010: $0
(e) (1) Audit Committee Pre-Approval Policy. Pursuant to Sarbanes-Oxley pre-approval requirements, all services to be performed by Ernst & Young LLP for the registrant and for the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant must be pre-approved by the registrant’s audit committee.
(e)	(2) 100% of the services performed for items (b) through (d) above during 2011 and 2010 were pre-approved by the registrant’s audit committee.

(f)	Not applicable.

(g)	Non-Audit Fees. The fees for the years ended Jan. 31 indicated below, charged by Ernst & Young LLP to the registrant for non-audit fees and to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were as follows:

2011: $2,474,912	2010: $1,755,814
(h)	100% of the services performed in item (g) above during 2011 and 2010 were pre-approved by the Ameriprise Financial Audit Committee and/or the RiverSource/Columbia Mutual Funds Audit Committee.
Item 5. Audit Committee of Listed Registrants. Not applicable.
Item 6. Investments.
(a)	The registrant’s “Schedule 1 — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.
Item 11. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR, is attached as Exhibit 99.CODE ETH.
(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit99.CERT.
(a)(3) Not applicable.
(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)                    RiverSource Market Advantage Series, Inc.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer
Date March 23, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer
Date March 23, 2011

By	/s/ Michael G. Clarke
Michael G. Clarke
Treasurer and Principal Financial Officer
Date March 23, 2011